UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-09253
Wells Fargo Funds Trust
(Exact name of registrant as specified in charter)
525 Market St., San Francisco, CA 94105
(Address of principal executive offices) (Zip code)
C. David Messman
Wells Fargo Funds Management, LLC
525 Market St., San Francisco, CA 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-643-9691

Date of fiscal year end:	February 28, 2011

Date of reporting period:	February 28, 2011

ITEM 1. REPORT TO SHAREHOLDERS

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS
▪	Wells Fargo Advantage Dow Jones Target Today Fund SM

▪	Wells Fargo Advantage Dow Jones Target 2010 Fund SM

▪	Wells Fargo Advantage Dow Jones Target 2015 Fund SM

▪	Wells Fargo Advantage Dow Jones Target 2020 Fund SM

▪	Wells Fargo Advantage Dow Jones Target 2025 Fund SM

▪	Wells Fargo Advantage Dow Jones Target 2030 Fund SM

▪	Wells Fargo Advantage Dow Jones Target 2035 Fund SM

▪	Wells Fargo Advantage Dow Jones Target 2040 Fund SM

▪	Wells Fargo Advantage Dow Jones Target 2045 Fund SM

▪	Wells Fargo Advantage Dow Jones Target 2050 Fund SM

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Contents

Letter to Shareholders	2

Performance Highlights	4

Fund Expenses	17

Portfolio of Investments
Wells Fargo Advantage Dow Jones
Target Today Fund	21
Wells Fargo Advantage Dow Jones
Target 2010 Fund	21
Wells Fargo Advantage Dow Jones
Target 2015 Fund	22
Wells Fargo Advantage Dow Jones
Target 2020 Fund	22
Wells Fargo Advantage Dow Jones
Target 2025 Fund	23
Wells Fargo Advantage Dow Jones
Target 2030 Fund	23
Wells Fargo Advantage Dow Jones
Target 2035 Fund	24
Wells Fargo Advantage Dow Jones
Target 2040 Fund	24
Wells Fargo Advantage Dow Jones
Target 2045 Fund	25
Wells Fargo Advantage Dow Jones
Target 2050 Fund	25

Financial Statements
Statements of Assets and Liabilities	26
Statements of Operations	30
Statements of Changes in Net Assets	32
Financial Highlights	42

Notes to Financial Statements	54

Report of Independent Registered Public Accounting Firm	60

Master Portfolios

Portfolio of Investments
Wells Fargo Advantage
Diversified Fixed Income Portfolio	61
Wells Fargo Advantage
Diversified Stock Portfolio	128
Wells Fargo Advantage
Short-Term Investment Portfolio	224

Financial Statements
Statements of Assets and Liabilities	233
Statements of Operations	234
Statements of Changes in Net Assets	236
Financial Highlights	238

Notes to Financial Statements	239

Report of Independent Registered Public Accounting Firm	247

Other Information	248

List of Abbreviations	253
The views expressed are as of February 28, 2011, and are those of the Fund managers. Any reference to a specific security in this report is not a recommendation to purchase or sell any specific security or adopt any investment strategy. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Advantage Dow Jones Target Date Funds.
  NOT FDIC INSURED ▪ NO BANK GUARANTEE ▪ MAY LOSE VALUE

WELLS FARGO
     INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.
Wells Fargo Advantage Funds®
Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.
Strength
Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.
Expertise
Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.
Partnership
Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.
Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus for Wells Fargo Advantage Funds containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.
Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.
The “Dow Jones Target Date Indexes” are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC (“CME”). “Dow Jones” and “Dow Jones Target Date Indexes” are service marks of Dow Jones Trademark Holdings, LLC, and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
  NOT FDIC INSURED ▪ NO BANK GUARANTEE ▪ MAY LOSE VALUE
Not part of the annual report.

Wells Fargo Advantage Funds offers more than 120 mutual funds across a wide range of asset classes, representing over $236 billion in assets under management, as of February 28, 2011.

Equity Funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Growth Fund
Classic Value Fund	Growth Opportunities Fund	Small Cap Opportunities Fund
Common Stock Fund	Health Care Fund	Small Cap Value Fund
Core Equity Fund	Index Fund	Small Company Growth Fund
Disciplined Global Equity Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Disciplined Value Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Discovery Fund†	Intrinsic Value Fund	Social Sustainability Fund†
Diversified Equity Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified International Fund	Large Cap Core Fund	Special Small Cap Value Fund
Diversified Small Cap Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Growth Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Emerging Markets Equity Fund	Mid Cap Growth Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund

Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund

Asset Allocation Funds
Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†

Money Market Funds
100% Treasury Money Market Fund	Minnesota Money Market Fund	New Jersey Municipal Money Market Fund
California Municipal Money Market Fund	Money Market Fund	New York Municipal Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Pennsylvania Municipal Money Market Fund
Government Money Market Fund	Municipal Money Market Fund	Prime Investment Money Market Fund
Heritage Money Market Fund†	National Tax-Free Money Market Fund	Treasury Plus Money Market Fund

Variable Trust Funds[1]
VT Core Equity Fund	VT Intrinsic Value Fund	VT Small Cap Value Fund
VT Discovery Fund†	VT Omega Growth Fund	VT Total Return Bond Fund
VT Index Asset Allocation Fund	VT Opportunity Fund†
VT International Equity Fund	VT Small Cap Growth Fund
An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.
Not part of the annual report.

2 Wells Fargo Advantage Dow Jones Target Date Funds	Letter to Shareholders
Karla M. Rabusch,
President
Wells Fargo Advantage Funds
The period was marked by growing optimism as most economic data continued to point toward recovery, even as a sluggish employment market remained worrisome.
Dear Valued Shareholder,
We’re pleased to offer you this annual report for the Wells Fargo Advantage Dow Jones Target Date FundsSM for the 12-month period that ended February 28, 2011. The period was marked by growing optimism as most economic data continued to point toward recovery, even as a sluggish employment market remained worrisome. All major areas of the global stock market ended the period with double-digit gains. In an environment distinguished by continued low interest rates and improved credit markets, most bond market sectors posted moderate gains.
Solid economic reports helped support a market rally.
Economic numbers throughout the reporting period supported the case for a gradual recovery. Reported real gross domestic product grew by 3.7% in the first quarter of 2010 and remained positive throughout the year, ending with 2.8% reported real growth in the fourth quarter. In September 2010—as further confirmation of a recovering economy—the National Bureau of Economic Research officially declared that the recession had ended in June 2009. A stubbornly high unemployment rate was the main sour note and the primary reason why most analysts believed that the recovery would be gradual. The unemployment rate began the period at 9.7% in March 2010 and ended the period modestly lower at 8.9%. Persistent weakness in the housing market remained another source of concern, despite some tentative signs of stabilization.
Europe’s sovereign debt problems weighed on confidence.
Although European economic news had initially supported a moderately positive outlook, investors became concerned in mid-2010 about the possibility that eurozone member Greece would default on its sovereign debt. This concern led to worries about the debt burdens of other member states such as Portugal, Italy, and Spain and caused weakness in the euro. After the eurozone put together a bailout package for Greece and took steps to shore up its banks, investor confidence returned, only to falter again later in the period on renewed worries about the debt situation in eurozone member Ireland. Even so, European stocks rallied for the period.
Central banks continued to provide stimulus.
Throughout the period, both the European Central Bank (ECB) and the Federal Open Market Committee kept key interest rates at low levels (1% for the ECB; effectively zero for the Fed) in order to support the financial system. In November 2010, the Fed announced a second round of monetary stimulus—so-called QE2—in which it planned to purchase $600 billion in long-term U.S. Treasuries over the next eight months, as well as reinvest an additional $250 billion to $300 billion in Treasuries with the proceeds from earlier investments. The ECB, meanwhile, continued to provide unlimited liquidity for banks and, in December 2010, announced the purchase of Irish and Portuguese bonds in an attempt to reduce those countries’ borrowing costs.

Letter to Shareholders	Wells Fargo Advantage Dow Jones Target Date Funds 3
Global stock and bond markets rallied.
Stocks sold off in the summer of 2010 because of concerns about sovereign debt, but they soon recovered on hopes of a continued economic recovery. For the period, domestic small-cap stocks outperformed large-cap stocks, as investors bid up shares in companies that stood to gain the most from resumed economic growth. Growth stocks outperformed value stocks, in large part because of lower returns from financials stocks. Both developed and emerging markets stocks posted double-digit gains for the period, as measured by MSCI indexes.
Within the fixed-income universe, investment-grade bonds continued to benefit from historically low interest rates, though returns were in the single digits, as most of the total return came from income rather than capital gains. High-yield bonds posted stronger gains on improved economic conditions and investors’ increased willingness to take on credit risk in exchange for higher yields in a low-yielding environment.
Many variables are at work in the market.
The full effect of the credit crisis remains unknown. Elevated unemployment and debt defaults continue to pressure consumers and businesses alike.
Experience tells us that strict adherence to time-tested strategies has its rewards. As a whole, Wells Fargo Advantage Funds® represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it does provide you with one way of managing risk.
Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at www.wellsfargo.com/advantagefunds, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.
Sincerely,
Karla M. Rabusch
President
Wells Fargo Advantage Funds
For the period, domestic small-cap stocks outperformed large-cap stocks, as investors bid up shares in companies that stood to gain the most from resumed economic growth.

4 Wells Fargo Advantage Dow Jones Target Date Funds	Performance Highlights (Unaudited)
Wells Fargo Advantage Dow Jones Target Date Funds
INVESTMENT OBJECTIVE
Each Fund’s objective is to approximate, before fees and expenses, the total return of the appropriate Dow Jones Target Date Index as specified in the following table:

Wells Fargo
Advantage	Corresponding
Dow Jones	Dow Jones
Target Date Fund	Target Date Index
Target Today Fund	Dow Jones Target
Today Index

Target 2010 Fund	Dow Jones Target
2010 Index

Target 2015 Fund	Dow Jones Target
2015 Index

Target 2020 Fund	Dow Jones Target
2020 Index

Target 2025 Fund	Dow Jones Target
2025 Index

Target 2030 Fund	Dow Jones Target
2030 Index

Target 2035 Fund	Dow Jones Target
2035 Index

Target 2040 Fund	Dow Jones Target
2040 Index

Target 2045 Fund	Dow Jones Target
2045 Index

Target 2050 Fund	Dow Jones Target
2050 Index
PERFORMANCE SUMMARY
12-MONTH TOTAL RETURN AS OF FEBRUARY 28, 2011

Target Today Fund
Investor Class	7.72%
Dow Jones Target Today Index[1]	8.55%
Russell 3000® Index[2]	24.25%
Barclays Capital U.S. Aggregate Bond Index[3]	4.93%

Target 2010 Fund
Investor Class	9.40%
Dow Jones Target 2010 Index[1]	10.31%
Russell 3000® Index[2]	24.25%
Barclays Capital U.S. Aggregate Bond Index[3]	4.93%

Target 2015 Fund
Investor Class	11.22%
Dow Jones Target 2015 Index[1]	12.22%
Russell 3000® Index[2]	24.25%
Barclays Capital U.S. Aggregate Bond Index[3]	4.93%

Target 2020 Fund
Investor Class	13.56%
Dow Jones Target 2020 Index[1]	14.55%
Russell 3000® Index[2]	24.25%
Barclays Capital U.S. Aggregate Bond Index[3]	4.93%
Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Funds’ Web site —www.wellsfargo.com/advantagefunds.
Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge. Net and gross expense ratios for Investor Class shares of the Target Today Fund are 0.86% and 1.23%, for the Target 2010 Fund are 0.89% and 1.21%, for the Target 2015 Fund are 0.90% and 1.27%, and for the Target 2020 Fund are 0.91% and 1.19%, respectively, as stated in the July 1, 2010 prospectus. The investment adviser has contractually committed through June 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain these contractual expense ratios, including underlying master portfolio fees and expenses, but excluding acquired fund fees and certain other expenses. Without these reductions, each Fund’s returns would have been lower.
Please see footnotes on page 16.

Performance Highlights (Unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds 5
Wells Fargo Advantage Dow Jones Target Date Funds (continued)
PERFORMANCE SUMMARY (continued)
12-MONTH TOTAL RETURN AS OF FEBRUARY 28, 2011

Target 2025 Fund
Investor Class	16.22%
Dow Jones Target 2025 Index[1]	17.32%
Russell 3000® Index[2]	24.25%
Barclays Capital U.S. Aggregate Bond Index[3]	4.93%

Target 2030 Fund
Investor Class	18.84%
Dow Jones Target 2030 Index[1]	19.89%
Russell 3000® Index[2]	24.25%
Barclays Capital U.S. Aggregate Bond Index[3]	4.93%

Target 2035 Fund
Investor Class	20.74%
Dow Jones Target 2035 Index[1]	21.94%
Russell 3000® Index[2]	24.25%
Barclays Capital U.S. Aggregate Bond Index[3]	4.93%

Target 2040 Fund
Investor Class	22.10%
Dow Jones Target 2040 Index[1]	23.26%
Russell 3000® Index[2]	24.25%
Barclays Capital U.S. Aggregate Bond Index[3]	4.93%
Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge. Net and gross expense ratios for Investor Class shares of the Target 2025 Fund are 0.91% and 1.24%, for the Target 2030 Fund are 0.92% and 1.20%, for the Target 2035 Fund are 0.93% and 1.29%, and for the Target 2040 Fund are 0.93% and 1.22%, respectively, as stated in the July 1, 2010 prospectus. The investment adviser has contractually committed through June 30, 2011, to waive fees and/or reimburse expenses to the extent necessary to maintain these contractual expense ratios, including underlying master portfolio fees and expenses, but excluding acquired fund fees and certain other expenses. Without these reductions, each Fund’s returns would have been lower.
INVESTMENT ADVISER

Wells Fargo Funds Management, LLC
SUB-ADVISER

Global Index Advisors, Inc.
PORTFOLIO MANAGERS
Rodney H. Alldredge
George V. Daniels, Jr.
James P. Lauder
Paul T. Torregrosa, PhD
FUND INCEPTION
Target Today Fund – March 1, 1994
Target 2010 Fund – March 1, 1994
Target 2015 Fund – June 29, 2007
Target 2020 Fund – March 1, 1994
Target 2025 Fund – June 29, 2007
Target 2030 Fund – March 1, 1994
Target 2035 Fund – June 29, 2007
Target 2040 Fund – March 1, 1994
Target 2045 Fund – June 29, 2007
Target 2050 Fund – June 29, 2007
Please see footnotes on page 16.

6 Wells Fargo Advantage Dow Jones Target Date Funds	Performance Highlights (Unaudited)
Wells Fargo Advantage Dow Jones Target Date Funds (continued)
PORTFOLIO ALLOCATION4
(AS OF FEBRUARY 28, 2011)
PERFORMANCE SUMMARY (continued)
12-MONTH TOTAL RETURN AS OF FEBRUARY 28, 2011

Target 2045 Fund
Investor Class	22.58%
Dow Jones Target 2045 Index[1]	23.72%
Russell 3000® Index[2]	24.25%
Barclays Capital U.S. Aggregate Bond Index[3]	4.93%

Target 2050 Fund
Investor Class	22.54%
Dow Jones Target 2050 Index[1]	23.72%
Russell 3000® Index[2]	24.25%
Barclays Capital U.S. Aggregate Bond Index[3]	4.93%
Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge. Net and gross expense ratios for Investor Class shares of the Target 2045 Fund are 0.93% and 1.46%, and for the Target 2050 Fund are 0.93% and 1.23%, respectively, as stated in the July 1, 2010 prospectus. The investment adviser has contractually committed through June 30, 2011, to waive fees and/or reimburse expenses to the extent necessary to maintain these contractual expense ratios, including underlying master portfolio fees and expenses, but excluding acquired fund fees and certain other expenses. Without these reductions, each Fund’s returns would have been lower.
Please see footnotes on page 16.

Performance Highlights (Unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds 7
Wells Fargo Advantage Dow Jones Target Date Funds (continued)
MANAGER’S DISCUSSION
All major equity asset classes posted double-digit returns during the reporting period, with some equity asset classes posting gains of more than 30%. Investor optimism about rising corporate profits, greater clarity within the political arena with regard to regulation and taxation, and signs of fiscal discipline in Europe all helped lead to higher stock prices.
Fixed-income markets also continued their rally during the period. Investors earned solid returns in both domestic and foreign bond markets, as inflation concerns remained subdued, monetary policies around the globe remained accommodative, and credit concerns waned. The Federal Open Market Committee kept short-term rates low by keeping its federal funds target rate between 0% and 0.25%, a historically low range. A decrease in credit spreads during the period resulted in corporate bonds earning the highest returns among the major fixed-income sectors.
Bull markets for equities and bonds boosted returns.
Corporate profits and economic news showed signs of improvement during the period. Within the U.S., employment, consumer spending, and capital equipment spending by businesses also showed signs of turning around. However, equity markets hit a wall in mid-April and did not hit a bottom until early July. During the sell-off, the SEC filed charges against a major U.S. investment bank; BP’s Deepwater Horizon oil drilling rig exploded; Greece requested a bailout from its European neighbors and the International Monetary Fund; employment numbers disappointed; and the “flash crash” occurred on May 6, when the Dow Jones Industrial Average plunged nearly 1,000 points before recovering to finish the day down 348 points.
The market began to rebound in July and gained momentum in September as investors became more confident that the economy would avoid a double-dip recession, thanks in part to strong economic news out of China and encouraging consumer spending and employment news in the U.S. The markets continued to rally from October through February, as both the perceived economic and political environments improved for businesses. The Federal Reserve announced that it would buy $600 billion of long-term Treasury bonds to keep interest rates low and stimulate the economy. In December, Congress passed—and President Obama signed—an $858 billion bill that extended several tax cuts. Economic news continued to improve in January and February, as the labor market added more private-sector jobs than anticipated and corporate profit growth remained robust.
For the period, all equity asset classes in which the Wells Fargo Advantage Dow Jones Target Date Funds invest posted double-digit gains, with mid-cap growth, small-cap value, and small-cap growth stocks posting the highest
PORTFOLIO ALLOCATION4
(AS OF FEBRUARY 28, 2011)
(continued)
Please see footnotes on page 16.

8 Wells Fargo Advantage Dow Jones Target Date Funds	Performance Highlights (Unaudited)
Wells Fargo Advantage Dow Jones Target Date Funds (continued)
PORTFOLIO ALLOCATION4
(AS OF FEBRUARY 28, 2011)
(continued)
returns. The bond market, as measured by the Barclays Capital U.S. Aggregate Bond Index, rose almost 5% over the 12-month period.
We made adjustments to our strategic allocations.
The Wells Fargo Advantage Dow Jones Target Date Funds use an asset allocation strategy that seeks to replicate the returns of the appropriate Dow Jones Target Date Indexes before expenses. The strategic allocations are designed to provide high levels of diversification across a number of underlying equity and fixed-income investments. The underlying equity portfolio is constructed to include a broad mix of large-cap, mid-cap, small-cap, growth, value, and international stocks, including emerging markets. The underlying bond portfolio invests in several types of fixed-income securities, including U.S. and foreign government bonds, corporate bonds, and mortgage-backed securities.
We adjusted the portfolios’ strategic allocations to stocks, bonds, and cash during the period—in response to changing market conditions and movements down the glide path by the “dated” portfolios. Our objective is to manage the relative equity risk of each “dated” portfolio as dictated by the “target date” strategy (A fund’s targeted equity risk is not the same as the fund’s percent in equities; bonds also carry some equity risk). The Target 2050 Fund’s targeted date is sufficiently far in the future that the managers maintained its targeted relative equity risk of 90% during the entire period. The Target 2045 Fund maintained a targeted relative equity risk of 90% during the first 10 months of the period and only began to decrease its risk level marginally during the last two months. Both the Target 2050 Fund’s and the Target 2045 Fund’s actual equity allocation changed only modestly during the period.
The Target 2010 Fund through the Target 2040 Fund reduced their targeted relative equity risk during the 12-month period as they moved down the glide path. The equity allocations of these Funds also decreased but by relatively small amounts. The Target 2030 Fund, the Target 2025 Fund, the Target 2020 Fund, and the Target 2015 Fund decreased their equity exposure by approximately 2%, from 72% to 70%, from 60% to 58%, from 46% to 44%, and from 35% to 33%, respectively. The Target Today Fund’s equity exposure remained at 15% over the 12-month period.
BREADTH AND DEPTH OF DIVERSIFICATION AND DISCIPLINED ASSET ALLOCATION CAN HELP MANAGE BUT NOT ELIMINATE RISK.
We believe the Wells Fargo Advantage Dow Jones Target Date Funds, which invest in 14 different asset classes, are among the most diversified mutual funds in the marketplace. We believe that the Funds provide the opportunity for capital appreciation for investors with longer time horizons and reasonable
Please see footnotes on page 16.

Performance Highlights (Unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds 9
Wells Fargo Advantage Dow Jones Target Date Funds (continued)
capital gains for investors who are approaching or are in retirement. However, although the Funds are designed to provide varying degrees of downside risk management relative to their index dates, they cannot prevent losses or eliminate risk.
It is our belief that equity asset classes will experience bull and bear markets going forward. Our disciplined approach to portfolio construction seeks to help our investors benefit from bull markets while providing risk management in bear markets. We believe our Funds are well positioned to give investors an opportunity to build their retirement nest eggs in the coming years.
GROWTH OF $10,000 INVESTMENT5 (AS OF FEBRUARY 28, 2011)
Please see footnotes on page 16.

10 Wells Fargo Advantage Dow Jones Target Date Funds	Performance Highlights (Unaudited)
Wells Fargo Advantage Dow Jones Target Date Funds (continued)
GROWTH OF $10,000 INVESTMENT5 (AS OF FEBRUARY 28, 2011) (continued)
Please see footnotes on page 16.

Performance Highlights (Unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds 11
Wells Fargo Advantage Dow Jones Target Date Funds (continued)
GROWTH OF $10,000 INVESTMENT5 (AS OF FEBRUARY 28, 2011) (continued)
Please see footnotes on page 16.

12 Wells Fargo Advantage Dow Jones Target Date Funds	Performance Highlights (Unaudited)
Wells Fargo Advantage Dow Jones Target Date Funds (continued)
AVERAGE ANNUAL TOTAL RETURNS (%) (AS OF FEBRUARY 28, 2011)

	Inception	Including Sales Charge				Excluding Sales Charge				Expense Ratios[7]
Target Today Fund[6]	Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[8]
Class A (STWRX)**	3/01/1994	(2.48)	1.40	3.35	3.51	3.46	7.56	4.58	4.13	1.17%	0.96%
Class B (WFOKX)***	8/01/1998	(1.93)	1.78	3.45	3.64	3.07	6.78	3.80	3.64	1.92%	1.71%
Class C (WFODX)	12/01/1998	1.99	5.69	3.79	3.40	2.99	6.69	3.79	3.40	1.92%	1.71%
Administrator Class (WFLOX)	11/08/1999					3.49	7.70	4.83	4.41	1.01%	0.80%
Institutional Class (WOTDX)	6/29/2004					3.67	8.14	5.12	4.59	0.72%	0.45%
Investor Class (WFBTX)	1/31/2007					3.47	7.72	4.79	4.39	1.23%	0.86%
Dow Jones Target Today Index[1]						3.93	8.55	5.70	6.21
Russell 3000® Index[2]						29.34	24.25	3.21	3.39
Barclays Capital U.S. Aggregate Bond Index[3]						(0.83)	4.93	5.80	5.61

	Inception	Including Sales Charge				Excluding Sales Charge				Expense Ratios[7]
Target 2010 Fund[6]	Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[8]
Class A (STNRX)**	3/01/1994	(0.44)	3.00	2.97	3.11	5.61	9.24	4.20	3.72	1.14%	0.99%
Class B (SPTBX)***	3/01/1997	0.20	3.45	3.07	3.23	5.20	8.45	3.42	3.23	1.90%	1.74%
Class C (WFOCX)	12/01/1998	4.22	7.48	3.42	3.01	5.22	8.48	3.42	3.01	1.89%	1.74%
Administrator Class (WFLGX)	11/08/1999					5.65	9.44	4.46	4.01	0.98%	0.83%
Institutional Class (WFOAX)	6/29/2004					5.85	9.90	4.74	4.17	0.71%	0.48%
Investor Class (WFCTX)	1/31/2007					5.64	9.40	4.41	3.98	1.21%	0.89%
Dow Jones Target 2010 Index[1]						6.11	10.31	5.26	6.04
Russell 3000® Index[2]						29.34	24.25	3.21	3.39
Barclays Capital U.S. Aggregate Bond Index[3]						(0.83)	4.93	5.80	5.61

*	Returns for periods of less than one year are not annualized.

**	Class A shares are closed to new investors.

***	Class B shares are closed to new investors and additional investments from existing shareholders, except in connection with the reinvestment of any distributions and permitted exchanges.
Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Funds’ Web site — www.wellsfargo.com/advantagefunds.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.
The target date represents the year in which investors may likely begin withdrawing assets. The Funds gradually seek to reduce market risk as the target date approaches and after it arrives by decreasing equity exposure and increasing fixed income exposure. The principal value is not guaranteed at any time, including at the target date.
Please see footnotes on page 16.

Performance Highlights (Unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds 13
Wells Fargo Advantage Dow Jones Target Date Funds (continued)
AVERAGE ANNUAL TOTAL RETURNS (%) (AS OF FEBRUARY 28, 2011) (continued)

		Excluding Sales Charge
	Inception			Since	Expense Ratios[7]
Target 2015 Fund	Date	6 Months*	1 Year	Inception	Gross	Net[8]
Administrator Class (WFFFX)	6/29/2007	8.12	11.28	2.92	1.03%	0.84%
Institutional Class (WFSCX)	6/29/2007	8.30	11.68	3.17	0.72%	0.49%
Investor Class (WFQEX)	6/29/2007	8.10	11.22	2.90	1.27%	0.90%
Dow Jones Target 2015 Index[1]		8.60	12.22	3.72
Russell 3000® Index[2]		29.34	24.25	(0.60)
Barclays Capital U.S. Aggregate Bond Index[3]		(0.83)	4.93	6.57

	Inception	Including Sales Charge				Excluding Sales Charge				Expense Ratios[7]
Target 2020 Fund6	Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[8]
Class A (STTRX)**	3/01/1994	4.80	6.85	2.73	2.78	11.16	13.41	3.95	3.39	1.13%	1.01%
Class B (STPBX)***	3/01/1997	5.78	7.57	2.83	2.90	10.78	12.57	3.18	2.90	1.88%	1.76%
Class C (WFLAX)	12/01/1998	9.79	11.65	3.18	2.68	10.79	12.65	3.18	2.68	1.88%	1.76%
Administrator Class (WFLPX)	11/08/1998					11.27	13.60	4.21	3.68	0.96%	0.85%
Institutional Class (WFOBX)	6/29/2004					11.44	14.03	4.51	3.86	0.69%	0.50%
Investor Class (WFDTX)	1/31/2007					11.16	13.56	4.17	3.66	1.19%	0.91%
Dow Jones Target 2020 Index[1]						11.70	14.55	4.81	6.16
Russell 3000® Index[2]						29.34	24.25	3.21	3.39
Barclays Capital U.S. Aggregate Bond Index[3]						(0.83)	4.93	5.80	5.61

*	Returns for periods of less than one year are not annualized.

**	Class A shares are closed to new investors.

***	Class B shares are closed to new investors and additional investments from existing shareholders, except in connection with the reinvestment of any distributions and permitted exchanges.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). Each Fund is exposed to active trading risk, foreign investment risk, mortgage- and asset-backed securities risk, smaller company investment risk and allocation methodology risk (risk that the allocation methodology of the Dow Jones Target Date Index, whose total returns the Fund seeks to approximate, before fees and expenses, will not meet an investor’s goals). Consult each Fund’s prospectus for additional information on these and other risks.
Please see footnotes on page 16.

14 Wells Fargo Advantage Dow Jones Target Date Funds	Performance Highlights (Unaudited)
Wells Fargo Advantage Dow Jones Target Date Funds (continued)
AVERAGE ANNUAL TOTAL RETURNS (%) (AS OF FEBRUARY 28, 2011) (continued)

		Excluding Sales Charge
	Inception			Since	Expense Ratios[7]
Target 2025 Fund	Date	6 Months*	1 Year	Inception	Gross	Net[8]
Administrator Class (WFTRX)	6/29/2007	15.08	16.32	1.47	1.01%	0.85%
Institutional Class (WFTYX)	6/29/2007	15.32	16.75	1.69	0.66%	0.50%
Investor Class (WFGYX)	6/29/2007	15.07	16.22	1.44	1.24%	0.91%
Dow Jones Target 2025 Index[1]		15.49	17.32	2.09
Russell 3000® Index[2]		29.34	24.25	(0.60)
Barclays Capital U.S. Aggregate Bond Index[3]		(0.83)	4.93	6.57

	Inception	Including Sales Charge				Excluding Sales Charge				Expense Ratios[7]
Target 2030 Fund[6]	Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[8]
Class A (STHRX)**	3/01/1994	11.75	11.90	2.62	2.69	18.59	18.71	3.84	3.30	1.14%	1.02%
Class B (SGPBX)***	3/01/1997	13.20	12.88	2.72	2.82	18.20	17.88	3.07	2.82	1.90%	1.77%
Class C (WFDMX)	12/01/1998	17.18	16.80	3.07	2.59	18.18	17.80	3.07	2.59	1.89%	1.77%
Administrator Class (WFLIX)	11/08/1999					18.66	18.85	4.11	3.59	0.98%	0.86%
Institutional Class (WFOOX)	6/29/2004					18.93	19.35	4.38	3.76	0.71%	0.51%
Investor Class (WFETX)	1/31/2007					18.64	18.84	4.06	3.56	1.20%	0.92%
Dow Jones Target 2030 Index[1]						19.10	19.89	4.70	6.41
Russell 3000® Index[2]						29.34	24.25	3.21	3.39
Barclays Capital U.S. Aggregate Bond Index[3]						(0.83)	4.93	5.80	5.61

		Excluding Sales Charge
	Inception			Since	Expense Ratios[7]
Target 2035 Fund	Date	6 Months*	1 Year	Inception	Gross	Net[8]
Administrator Class (WFQWX)	6/29/2007	21.72	20.87	0.61	1.06%	0.87%
Institutional Class (WFQRX)	6/29/2007	21.87	21.21	0.92	0.75%	0.52%
Investor Class (WFQTX)	6/29/2007	21.48	20.74	0.55	1.29%	0.93%
Dow Jones Target 2035 Index[1]		22.06	21.94	1.12
Russell 3000® Index[2]		29.34	24.25	(0.60)
Barclays Capital U.S. Aggregate Bond Index[3]		(0.83)	4.93	6.57

*	Returns for periods of less than one year are not annualized.

**	Class A shares are closed to new investors.

***	Class B shares are closed to new investors and additional investments from existing shareholders, except in connection with the reinvestment of any distributions and permitted exchanges.
Please see footnotes on page 16.

Performance Highlights (Unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds 15
Wells Fargo Advantage Dow Jones Target Date Funds (continued)
AVERAGE ANNUAL TOTAL RETURNS (%) (AS OF FEBRUARY 28, 2011) (continued)

	Inception	Including Sales Charge				Excluding Sales Charge				Expense Ratios[7]
Target 2040 Fund[6]	Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[8]
Class A (STFRX)**	3/01/1994	16.34	14.96	2.68	2.64	23.48	21.98	3.91	3.26	1.16%	1.03%
Class B (SLPBX)***	3/01/1997	18.04	16.08	2.75	2.78	23.04	21.08	3.11	2.78	1.91%	1.78%
Class C (WFOFX)	7/01/1998	21.97	20.08	3.12	2.53	22.97	21.08	3.12	2.53	1.91%	1.78%
Administrator Class (WFLWX)	11/08/1999					23.57	22.21	4.18	3.55	0.99%	0.87%
Institutional Class (WFOSX)	6/29/2004					23.83	22.66	4.45	3.72	0.72%	0.52%
Investor Class (WFFTX)	1/31/2007					23.58	22.10	4.12	3.52	1.22%	0.93%
Dow Jones Target 2040 Index[1]						24.00	23.26	4.66	6.57
Russell 3000® Index[2]						29.34	24.25	3.21	3.39
Barclays Capital U.S. Aggregate Bond Index[3]						(0.83)	4.93	5.80	5.61

		Excluding Sales Charge
	Inception			Since	Expense Ratios[7]
Target 2045 Fund	Date	6 Months*	1 Year	Inception	Gross	Net[8]
Administrator Class (WFQYX)	6/29/2007	24.16	22.56	0.71	1.22%	0.87%
Institutional Class (WFQPX)	6/29/2007	24.50	23.08	0.95	0.95%	0.52%
Investor Class (WFQSX)	6/29/2007	24.21	22.58	0.62	1.46%	0.93%
Dow Jones Target 2045 Index[1]		24.67	23.72	1.06
Russell 3000® Index[2]		29.34	24.25	(0.60)
Barclays Capital U.S. Aggregate Bond Index[3]		(0.83)	4.93	6.57

		Excluding Sales Charge
	Inception			Since	Expense Ratios[7]
Target 2050 Fund	Date	6 Months*	1 Year	Inception	Gross	Net[8]
Administrator Class (WFQDX)	6/29/2007	24.24	22.58	0.62	1.03%	0.87%
Institutional Class (WFQFX)	6/29/2007	24.49	23.17	0.92	0.71%	0.52%
Investor Class (WFQGX)	6/29/2007	24.25	22.54	0.57	1.23%	0.93%
Dow Jones Target 2050 Index[1]		24.67	23.72	1.06
Russell 3000® Index[2]		29.34	24.25	(0.60)
Barclays Capital U.S. Aggregate Bond Index[3]		(0.83)	4.93	6.57

*	Returns for periods of less than one year are not annualized.

**	Class A shares are closed to new investors.

***	Class B shares are closed to new investors and additional investments from existing shareholders, except in connection with the reinvestment of any distributions and permitted exchanges.
Please see footnotes on page 16.

16 Wells Fargo Advantage Dow Jones Target Date Funds	Performance Highlights (Unaudited)
Wells Fargo Advantage Dow Jones Target Date Funds (continued)

1.	The Dow Jones Target Date Indexes (each an “index” or collectively the “indexes”) are a series of indexes designed as benchmarks for multi-asset class portfolios with risk profiles that became more conservative over time. The index weightings among the major asset classes are adjusted monthly based on a published set of index rules. The indexes with longer time horizons have higher allocations to equity securities, while the indexes with shorter time horizons replace some of their stock allocations with allocations to fixed income securities and money market instruments. The index returns reflect hypothetical back-tested performance. You cannot invest directly in an index.

2.	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

3.	The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays Capital Government/Credit Index and the Barclays Capital U.S. Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

4.	This chart represents the composite of the portfolio allocations of the master portfolios in which the Fund invests and is calculated based on the total investments of the master portfolios. Portfolio holdings are subject to change and may have changed since the date specified. See Portfolio of Investments of each master portfolio which is also included in this report.

5.	Each chart compares the performance of the Investor Class shares for the last 10 years or for the life of the Fund with their respective Dow Jones Target Date Index, the Russell 3000 Index, and the Barclays Capital U.S. Aggregate Bond Index. The charts assume a hypothetical investment of $10,000 in Investor Class shares and reflect all operating expenses.

6.	Performance shown for the Institutional Class shares prior to its inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. Performance shown for Investor Class shares prior to its inception reflects the performance of the Administrator Class shares, adjusted to reflect the higher expenses applicable to the Investor Class shares (except during those periods in which expenses of the Investor Class would have been lower than those of the Administrator Class no such adjustment is reflected).

7.	Reflects the expense ratios as stated in the July 1, 2010 prospectuses.

8.	The investment adviser has contractually committed through June 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain these contractual expense ratios, including underlying master portfolio fees and expenses, but excluding acquired fund fees and certain other expenses. Without these reductions, each Fund’s returns would have been lower.

Fund Expenses (Unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds 17
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2010 to February 28, 2011.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Net Annual
Target Today Fund	09-01-2010	02-28-2011	the Period[1]	Expense Ratio
Class A
Actual	$1,000.00	$1,034.64	$4.84	0.96%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.03	$4.81	0.96%

Class B
Actual	$1,000.00	$1,030.67	$8.61	1.71%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.31	$8.55	1.71%

Class C
Actual	$1,000.00	$1,029.85	$8.61	1.71%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.31	$8.55	1.71%

Administrator Class
Actual	$1,000.00	$1,034.93	$4.04	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	$4.01	0.80%

Institutional Class
Actual	$1,000.00	$1,036.74	$2.27	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26	0.45%

Investor Class
Actual	$1,000.00	$1,034.69	$4.34	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.53	$4.31	0.86%

18 Wells Fargo Advantage Dow Jones Target Date Funds	Fund Expenses (Unaudited)

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Net Annual
Target 2010 Fund	09-01-2010	02-28-2011	the Period[1]	Expense Ratio
Class A
Actual	$1,000.00	$1,056.11	$5.05	0.99%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.89	$4.96	0.99%

Class B
Actual	$1,000.00	$1,052.04	$8.85	1.74%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.17	$8.70	1.74%

Class C
Actual	$1,000.00	$1,052.17	$8.85	1.74%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.17	$8.70	1.74%

Administrator Class
Actual	$1,000.00	$1,056.52	$4.23	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.68	$4.16	0.83%

Institutional Class
Actual	$1,000.00	$1,058.45	$2.45	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.41	$2.41	0.48%

Investor Class
Actual	$1,000.00	$1,056.37	$4.54	0.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.38	$4.46	0.89%

Target 2015 Fund

Administrator Class
Actual	$1,000.00	$1,081.22	$4.33	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.63	$4.21	0.84%

Institutional Class
Actual	$1,000.00	$1,083.00	$2.53	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.36	$2.46	0.49%

Investor Class
Actual	$1,000.00	$1,080.95	$4.64	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.51	0.90%

Target 2020 Fund

Class A
Actual	$1,000.00	$1,111.59	$5.29	1.01%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.79	$5.06	1.01%

Class B
Actual	$1,000.00	$1,107.82	$9.20	1.76%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.07	$8.80	1.76%

Class C
Actual	$1,000.00	$1,107.87	$9.20	1.76%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.07	$8.80	1.76%

Administrator Class
Actual	$1,000.00	$1,112.72	$4.45	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26	0.85%

Institutional Class
Actual	$1,000.00	$1,114.38	$2.62	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51	0.50%

Investor Class
Actual	$1,000.00	$1,111.64	$4.76	0.91%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.28	$4.56	0.91%

Fund Expenses (Unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds 19

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Net Annual
Target 2025 Fund	09-01-2010	02-28-2011	the Period[1]	Expense Ratio
Administrator Class
Actual	$1,000.00	$1,150.79	$4.53	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26	0.85%

Institutional Class
Actual	$1,000.00	$1,153.20	$2.67	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51	0.50%

Investor Class
Actual	$1,000.00	$1,150.74	$4.85	0.91%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.28	$4.56	0.91%

Target 2030 Fund

Class A
Actual	$1,000.00	$1,185.85	$5.53	1.02%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.74	$5.11	1.02%

Class B
Actual	$1,000.00	$1,181.96	$9.58	1.77%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.02	$8.85	1.77%

Class C
Actual	$1,000.00	$1,181.76	$9.57	1.77%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.02	$8.85	1.77%

Administrator Class
Actual	$1,000.00	$1,186.57	$4.66	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.53	$4.31	0.86%

Institutional Class
Actual	$1,000.00	$1,189.32	$2.77	0.51%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.27	$2.56	0.51%

Investor Class
Actual	$1,000.00	$1,186.39	$4.99	0.92%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.23	$4.61	0.92%

Target 2035 Fund

Administrator Class
Actual	$1,000.00	$1,217.24	$4.78	0.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.48	$4.36	0.87%

Institutional Class
Actual	$1,000.00	$1,218.73	$2.86	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.22	$2.61	0.52%

Investor Class
Actual	$1,000.00	$1,214.76	$5.11	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.66	0.93%

20 Wells Fargo Advantage Dow Jones Target Date Funds	Fund Expenses (Unaudited)

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Net Annual
Target 2040 Fund	09-01-2010	02-28-2011	the Period[1]	Expense Ratio
Class A
Actual	$1,000.00	$1,234.79	$5.71	1.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.69	$5.16	1.03%

Class B
Actual	$1,000.00	$1,230.44	$9.84	1.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.97	$8.90	1.78%

Class C
Actual	$1,000.00	$1,229.70	$9.84	1.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.97	$8.90	1.78%

Administrator Class
Actual	$1,000.00	$1,235.72	$4.82	0.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.48	$4.36	0.87%

Institutional Class
Actual	$1,000.00	$1,238.29	$2.89	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.22	$2.61	0.52%

Investor Class
Actual	$1,000.00	$1,235.75	$5.16	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.66	0.93%

Target 2045 Fund

Administrator Class
Actual	$1,000.00	$1,241.63	$4.84	0.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.48	$4.36	0.87%

Institutional Class
Actual	$1,000.00	$1,244.98	$2.89	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.22	$2.61	0.52%

Investor Class
Actual	$1,000.00	$1,242.05	$5.17	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.66	0.93%

Target 2050 Fund

Administrator Class
Actual	$1,000.00	$1,242.39	$4.84	0.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.48	$4.36	0.87%

Institutional Class
Actual	$1,000.00	$1,244.88	$2.89	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.22	$2.61	0.52%

Investor Class
Actual	$1,000.00	$1,242.53	$5.17	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.66	0.93%

1.	Expenses paid is equal to each class’ annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Dow Jones Target Date Funds 21
TARGET TODAY FUND

Shares	Security Name		Value
Investments in Affiliated Master Portfolios: 99.93%
NA	Wells Fargo Advantage Diversified Fixed Income Portfolio		$616,254,381
NA	Wells Fargo Advantage Diversified Stock Portfolio		118,686,877
NA	Wells Fargo Advantage Short-Term Investment Portfolio		38,379,710

Total Investments in Affiliated Master Portfolios (Cost $744,631,914)			773,320,968

Total Investments in Securities (Cost $744,631,914)*		99.93%	773,320,968
Other Assets and Liabilities, Net		0.07	546,625

Total Net Assets		100.00%	$773,867,593

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
TARGET 2010 FUND

Shares	Security Name		Value
Investments in Affiliated Master Portfolios:100.16%
NA	Wells Fargo Advantage Diversified Fixed Income Portfolio		$544,354,147
NA	Wells Fargo Advantage Diversified Stock Portfolio		175,448,911
NA	Wells Fargo Advantage Short-Term Investment Portfolio		29,693,138

Total Investments in Affiliated Master Portfolios (Cost $692,506,733)			749,496,196

Total Investments in Securities (Cost $692,506,733)*		100.16%	749,496,196
Other Assets and Liabilities, Net		(0.16)	(1,187,942)

Total Net Assets		100.00%	$748,308,254

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
The accompanying notes are an integral part of these financial statements.

22 Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 28, 2011
TARGET 2015 FUND

Shares	Security Name		Value
Investments in Affiliated Master Portfolios: 100.50%
NA	Wells Fargo Advantage Diversified Fixed Income Portfolio		$376,022,455
NA	Wells Fargo Advantage Diversified Stock Portfolio		194,466,664
NA	Wells Fargo Advantage Short-Term Investment Portfolio		23,472,656

Total Investments in Affiliated Master Portfolios (Cost $552,478,261)			593,961,775

Total Investments in Securities (Cost $552,478,261)*		100.50%	593,961,775
Other Assets and Liabilities, Net		(0.50)	(2,966,937)

Total Net Assets		100.00%	$590,994,838

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
TARGET 2020 FUND

Shares	Security Name		Value
Investments in Affiliated Master Portfolios: 100.04%
NA	Wells Fargo Advantage Diversified Fixed Income Portfolio		$982,380,223
NA	Wells Fargo Advantage Diversified Stock Portfolio		836,848,065
NA	Wells Fargo Advantage Short-Term Investment Portfolio		74,613,978

Total Investments in Affiliated Master Portfolios (Cost $1,714,930,642)			1,893,842,266

Total Investments in Securities (Cost $1,714,930,642)*		100.04%	1,893,842,266
Other Assets and Liabilities, Net		(0.04)	(847,950)

Total Net Assets		100.00%	$1,892,994,316

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Dow Jones Target Date Funds 23
TARGET 2025 FUND

Shares	Security Name		Value
Investments in Affiliated Master Portfolios: 100.29%
NA	Wells Fargo Advantage Diversified Fixed Income Portfolio		$621,410,047
NA	Wells Fargo Advantage Diversified Stock Portfolio		936,349,641
NA	Wells Fargo Advantage Short-Term Investment Portfolio		63,648,603

Total Investments in Affiliated Master Portfolios (Cost $1,438,672,669)			1,621,408,291

Total Investments in Securities (Cost $1,438,672,669)*		100.29%	1,621,408,291
Other Assets and Liabilities, Net		(0.29)	(4,760,971)

Total Net Assets		100.00%	$1,616,647,320

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
TARGET 2030 FUND

Shares	Security Name		Value
Investments in Affiliated Master Portfolios: 99.92%
NA	Wells Fargo Advantage Diversified Fixed Income Portfolio		$407,079,104
NA	Wells Fargo Advantage Diversified Stock Portfolio		1,117,562,443
NA	Wells Fargo Advantage Short-Term Investment Portfolio		62,074,580

Total Investments in Affiliated Master Portfolios (Cost $1,385,948,445)			1,586,716,127

Total Investments in Securities (Cost $1,385,948,445)*		99.92%	1,586,716,127
Other Assets and Liabilities, Net		0.08	1,219,891

Total Net Assets		100.00%	$1,587,936,018

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
The accompanying notes are an integral part of these financial statements.

24 Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of Investments—February 28, 2011
TARGET 2035 FUND

Shares	Security Name		Value
Investments in Affiliated Master Portfolios: 99.95%
NA	Wells Fargo Advantage Diversified Fixed Income Portfolio		$91,582,712
NA	Wells Fargo Advantage Diversified Stock Portfolio		478,162,651
NA	Wells Fargo Advantage Short-Term Investment Portfolio		23,130,286

Total Investments in Affiliated Master Portfolios (Cost $511,921,414)			592,875,649

Total Investments in Securities (Cost $511,921,414)*		99.95%	592,875,649
Other Assets and Liabilities, Net		0.05	291,770

Total Net Assets		100.00%	$593,167,419

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
TARGET 2040 FUND

Shares	Security Name		Value
Investments in Affiliated Master Portfolios: 99.98%
NA	Wells Fargo Advantage Diversified Fixed Income Portfolio		$95,168,185
NA	Wells Fargo Advantage Diversified Stock Portfolio		946,091,460
NA	Wells Fargo Advantage Short-Term Investment Portfolio		42,193,548

Total Investments in Affiliated Master Portfolios (Cost $924,403,524)			1,083,453,193

Total Investments in Securities (Cost $924,403,524)*		99.98%	1,083,453,193

Other Assets and Liabilities, Net		0.02	176,429

Total Net Assets		100.00%	$1,083,629,622

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Dow Jones Target Date Funds 25
TARGET 2045 FUND

Shares	Security Name		Value
Investments in Affiliated Master Portfolios: 99.98%
NA	Wells Fargo Advantage Diversified Fixed Income Portfolio		$16,223,181
NA	Wells Fargo Advantage Diversified Stock Portfolio		228,263,204
NA	Wells Fargo Advantage Short-Term Investment Portfolio		9,900,277

Total Investments in Affiliated Master Portfolios (Cost $218,700,558)			254,386,662

Total Investments in Securities (Cost 218,700,558)*		99.98%	254,386,662
Other Assets and Liabilities, Net		0.02	62,272

Total Net Assets		100.00%	$254,448,934

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
TARGET 2050 FUND

Shares	Security Name		Value
Investments in Affiliated Master Portfolios: 100.20%
NA	Wells Fargo Advantage Diversified Fixed Income Portfolio		$41,837,360
NA	Wells Fargo Advantage Diversified Stock Portfolio		588,909,972
NA	Wells Fargo Advantage Short-Term Investment Portfolio		25,541,579

Total Investments in Affiliated Master Portfolios (Cost $551,986,505)			656,288,911

Total Investments in Securities (Cost $551,986,505)*		100.20%	656,288,911
Other Assets and Liabilities, Net		(0.20)	(1,279,896)

Total Net Assets		100.00%	$655,009,015

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
The accompanying notes are an integral part of these financial statements.

26 Wells Fargo Advantage Dow Jones Target Date Funds	Statements of Assets and Liabilities—February 28, 2011

	Target Today	Target 2010
	Fund	Fund

Assets
Investments in affiliated Master Portfolios, at value	$773,320,968	$749,496,196
Receivable for Fund shares sold	2,624,807	1,961,179
Prepaid expenses and other assets	50,368	48,513

Total assets	775,996,143	751,505,888

Liabilities
Payable for Fund shares redeemed	1,904,971	2,879,222
Investment advisory fee payable	25,257	53,873
Distribution fees payable	3,705	2,754
Due to other related parties	98,271	93,869
Shareholder report expenses payable	9,985	64,406
Shareholder servicing fees payable	36,276	55,228
Accrued expenses and other liabilities	50,085	48,282

Total liabilities	2,128,550	3,197,634

Total net assets	$773,867,593	$748,308,254

NET ASSETS CONSIST OF
Paid-in capital	$744,096,191	$709,835,239
Undistributed (overdistributed) net investment income	2,385,762	1,541,245
Accumulated net realized gains (losses) on investments	(1,303,414)	(20,057,693)
Net unrealized gains on investments	28,689,054	56,989,463

Total net assets	$773,867,593	$748,308,254

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets — Class A	$22,861,734	$42,614,506
Shares outstanding — Class A	2,165,962	3,314,729
Net asset value per share — Class A	$10.56	$12.86
Maximum offering price per share — Class A2	$11.20	$13.64
Net assets — Class B	$865,202	$1,541,977
Shares outstanding — Class B	79,629	119,231
Net asset value per share — Class B	$10.87	$12.93
Net assets — Class C	$5,605,371	$3,114,482
Shares outstanding — Class C	519,860	239,092
Net asset value per share — Class C	$10.78	$13.03
Net assets — Administrator Class	$77,215,823	$191,943,459
Shares outstanding — Administrator Class	7,181,556	14,795,238
Net asset value per share — Administrator Class	$10.75	$12.97
Net assets — Institutional Class	$580,535,700	$455,447,383
Shares outstanding — Institutional Class	53,911,225	35,102,348
Net asset value per share — Institutional Class	$10.77	$12.97
Net assets — Investor Class	$86,783,763	$53,646,447
Shares outstanding — Investor Class	8,082,446	4,143,125
Net asset value per share — Investor Class	$10.74	$12.95

Investments in affiliated Master Portfolios, at cost	$744,631,914	$692,506,733

1.	Each Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities—February 28, 2011	Wells Fargo Advantage Dow Jones Target Date Funds 27

Target 2015	Target 2020	Target 2025	Target 2030	Target 2035	Target 2040
Fund	Fund	Fund	Fund	Fund	Fund

$593,961,775	$1,893,842,266	$1,621,408,291	$1,586,716,127	$592,875,649	$1,083,453,193
838,301	3,335,860	1,547,638	3,463,234	1,170,407	1,820,465
24,296	78,726	55,621	62,756	34,508	48,749

594,824,372	1,897,256,852	1,623,011,550	1,590,242,117	594,080,564	1,085,322,407

3,583,580	3,551,675	5,932,998	1,751,905	636,891	1,256,936
32,866	170,169	102,408	139,941	37,859	105,937
0	3,627	0	2,544	0	3,367
86,167	227,034	209,628	189,432	96,346	135,726
54,136	118,337	6,645	57,107	60,646	59,391
38,479	120,305	61,578	100,749	46,790	80,123
34,306	71,389	50,973	64,421	34,613	51,305

3,829,534	4,262,536	6,364,230	2,306,099	913,145	1,692,785

$590,994,838	$1,892,994,316	$1,616,647,320	$1,587,936,018	$593,167,419	$1,083,629,622

$548,076,842	$1,751,842,094	$1,427,143,805	$1,405,234,553	$512,003,413	$935,783,285
1,314,593	3,616,040	1,826,946	1,529,091	(415,483)	93,945
119,889	(41,375,442)	4,940,947	(19,595,308)	625,254	(11,297,277)
41,483,514	178,911,624	182,735,622	200,767,682	80,954,235	159,049,669

$590,994,838	$1,892,994,316	$1,616,647,320	$1,587,936,018	$593,167,419	$1,083,629,622

NA	$77,783,856	NA	$62,209,187	NA	$113,494,263
NA	5,569,067	NA	4,201,136	NA	6,920,323
NA	$13.97	NA	$14.81	NA	$16.40
NA	$14.82	NA	$15.71	NA	$17.40
NA	$2,427,642	NA	$1,961,886	NA	$2,863,205
NA	175,321	NA	134,982	NA	182,715
NA	$13.85	NA	$14.53	NA	$15.67
NA	$3,922,065	NA	$2,455,949	NA	$3,038,422
NA	281,612	NA	168,972	NA	194,758
NA	$13.93	NA	$14.53	NA	$15.60
$61,226,732	$439,313,941	$69,589,987	$373,852,973	$50,226,010	$260,523,891
6,171,049	31,039,934	7,090,956	24,961,290	5,206,121	15,630,237
$9.92	$14.15	$9.81	$14.98	$9.65	$16.67
$387,146,314	$1,250,249,473	$1,290,513,198	$1,048,222,039	$338,577,492	$654,804,195
39,457,765	88,126,648	131,821,205	69,995,107	35,219,468	39,221,802
$9.81	$14.19	$9.79	$14.98	$9.61	$16.69
$142,621,792	$119,297,339	$256,544,135	$99,233,984	$204,363,917	$48,905,646
14,358,239	8,434,166	26,180,654	6,639,112	21,125,262	2,937,718
$9.93	$14.14	$9.80	$14.95	$9.67	$16.65

$552,478,261	$1,714,930,642	$1,438,672,669	$1,385,948,445	$511,921,414	$924,403,524

28 Wells Fargo Advantage Dow Jones Target Date Funds	Statements of Assets and Liabilities—February 28, 2011

	Target 2045	Target 2050
	Fund	Fund

Assets
Investments in affiliated Master Portfolios, at value	$254,386,662	$656,288,911
Receivable for Fund shares sold	619,456	943,960
Prepaid expenses and other assets	32,332	39,252

Total assets	255,038,450	657,272,123

Liabilities
Payable for Fund shares redeemed	412,851	2,030,520
Investment advisory fee payable	16,905	50,662
Due to other related parties	41,260	70,272
Shareholder report expenses payable	72,988	49,195
Shareholder servicing fees payable	21,184	17,745
Accrued expenses and other liabilities	24,328	44,714

Total liabilities	589,516	2,263,108

Total net assets	$254,448,934	$655,009,015

NET ASSETS CONSIST OF
Paid-in capital	$220,171,558	$551,389,786
Overdistributed net investment income	(246,597)	(846,093)
Accumulated net realized gains (losses) on investments	(1,162,131)	162,916
Net unrealized gains on investments	35,686,104	104,302,406

Total net assets	$254,448,934	$655,009,015

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets — Administrator Class	$27,697,558	$69,492,092
Shares outstanding — Administrator Class	2,866,407	7,327,371
Net asset value per share — Administrator Class	$9.66	$9.48
Net assets — Institutional Class	$141,870,618	$560,746,281
Shares outstanding — Institutional Class	14,750,233	59,055,702
Net asset value per share — Institutional Class	$9.62	$9.50
Net assets — Investor Class	$84,880,758	$24,770,642
Shares outstanding — Investor Class	8,758,713	2,604,641
Net asset value per share — Investor Class	$9.69	$9.51

Investments in affiliated Master Portfolios, at cost	$218,700,558	$551,986,505

1.	Each Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

30 Wells Fargo Advantage Dow Jones Target Date Funds	Statements of Operations—For the Year Ended February 28, 2011

	Target Today	Target 2010
	Fund	Fund

Investment income
Dividends allocated from affiliated Master Portfolios*	$1,595,896	$3,044,261
Interest allocated from affiliated Master Portfolios**	14,084,073	15,155,924
Expenses allocated from affiliated Master Portfolios	(1,582,976)	(1,915,370)
Waivers allocated from affiliated Master Portfolios	141,121	193,625

Total investment income	14,238,114	16,478,440

Expenses
Investment advisory fee	1,396,199	1,645,186
Administration fees
Fund level	283,383	335,911
Class A	60,932	112,229
Class B	3,535	5,136
Class C	14,465	7,543
Administrator Class	70,679	181,544
Institutional Class	317,139	324,865
Investor Class	241,317	128,377
Shareholder servicing fees
Class A	56,343	104,110
Class B	3,279	4,785
Class C	13,538	7,072
Administrator Class	176,377	453,861
Investor Class	175,326	93,634
Distribution fees
Class B	9,837	14,355
Class C	40,614	21,218
Custody and accounting fees	47,534	49,833
Professional fees	26,692	24,483
Registration fees	54,998	59,999
Shareholder report expenses	29,999	56,507
Trustees’ fees and expenses	10,578	10,578
Other fees and expenses	7,146	12,963

Total expenses	3,039,910	3,654,189

Less: Fee waivers and/or expense reimbursements	(1,193,197)	(1,084,898)

Net expenses	1,846,713	2,569,291

Net investment income	12,391,401	13,909,149

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains from securities transactions allocated from affiliated Master Portfolios	5,136,799	4,312,870
Net change in unrealized gains (losses) from securities transactions allocated from affiliated Master Portfolios	19,278,588	43,600,079

Net realized and unrealized gains (losses) on investments	24,415,387	47,912,949

Net increase in net assets resulting from operations	$36,806,788	$61,822,098

* Net of foreign dividend withholding taxes of	$64,525	$133,477
** Net of foreign interest withholding taxes of	$72,859	$74,917
The accompanying notes are an integral part of these financial statements.

Statements of Operations—For the Year Ended February 28, 2011	Wells Fargo Advantage Dow Jones Target Date Funds 31

Target 2015	Target 2020	Target 2025	Target 2030	Target 2035	Target 2040	Target 2045	Target 2050
Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

$2,911,114	$13,265,628	$15,693,619	$16,769,852	$6,596,067	$13,874,533	$2,724,530	$8,876,570
9,099,703	25,228,923	16,171,974	10,246,280	2,020,509	2,715,751	426,264	1,372,895
(1,347,635)	(4,654,868)	(4,229,082)	(3,926,468)	(1,357,764)	(2,724,730)	(533,210)	(1,707,749)
149,759	577,196	583,555	589,030	215,262	449,751	88,337	285,249

10,812,941	34,416,879	28,220,066	23,678,694	7,474,074	14,315,305	2,705,921	8,826,965

1,154,171	3,582,343	3,201,260	2,929,828	1,058,204	2,036,777	409,699	1,308,079

231,474	781,510	690,776	626,150	212,140	421,284	81,940	263,104
NA	197,620	NA	152,993	NA	279,112	NA	NA
NA	9,682	NA	6,779	NA	8,875	NA	NA
NA	8,267	NA	5,067	NA	6,707	NA	NA
50,496	388,618	52,137	307,938	36,760	213,481	20,695	52,573
245,102	807,235	914,966	650,026	192,973	389,167	70,933	361,723
363,777	290,790	636,221	241,513	501,321	111,114	185,822	74,525

NA	182,796	NA	141,560	NA	259,744	NA	NA
NA	9,005	NA	6,315	NA	8,274	NA	NA
NA	7,747	NA	4,751	NA	6,284	NA	NA
125,925	971,544	130,344	769,845	91,096	533,702	51,423	131,433
265,186	211,739	464,271	175,353	365,761	80,801	136,295	53,705

NA	27,016	NA	18,944	NA	24,821	NA	NA
NA	23,240	NA	14,254	NA	18,853	NA	NA
35,235	92,313	75,533	79,081	31,926	54,971	20,846	43,458
22,524	26,692	26,692	26,692	24,483	26,692	17,917	26,692
50,001	60,013	50,001	64,999	45,001	59,999	26,850	40,000
4,521	115,412	6,001	67,810	3,768	60,275	2,685	6,001
10,578	10,578	10,578	10,578	10,578	10,578	10,578	10,578
3,446	20,196	3,511	14,858	3,097	11,399	2,825	3,383

2,562,436	7,824,356	6,262,291	6,315,334	2,577,108	4,622,910	1,038,508	2,375,254

(880,228)	(1,912,029)	(2,056,156)	(1,548,433)	(784,835)	(1,022,635)	(335,205)	(789,391)

1,682,208	5,912,327	4,206,135	4,766,901	1,792,273	3,600,275	703,303	1,585,863

9,130,733	28,504,552	24,013,931	18,911,793	5,681,801	10,715,030	2,002,618	7,241,102

5,756,869	20,048,620	29,256,044	28,237,941	8,397,632	22,524,775	2,560,859	16,638,381

36,099,680	158,000,635	164,090,721	179,566,913	72,353,286	144,567,425	32,292,839	88,770,609

41,856,549	178,049,255	193,346,765	207,804,854	80,750,918	167,092,200	34,853,698	105,408,990

$50,987,282	$206,553,807	$217,360,696	$226,716,647	$86,432,719	$177,807,230	$36,856,316	$112,650,092

$124,002	$575,837	$667,242	$723,799	$267,656	$598,348	$110,009	$385,931
$45,756	$124,195	$80,412	$48,613	$10,109	$11,152	$1,702	$5,230

32 Wells Fargo Advantage Dow Jones Target Date Funds	Statements of Changes in Net Assets

	Target Today Fund
	Year Ended		Year Ended
	February 28, 2011		February 28, 2010

Operations
Net investment income		$12,391,401		$6,634,954
Net realized gains (losses) on investments		5,136,799		(1,668,409)
Net change in unrealized gains (losses) on investments		19,278,588		24,485,820

Net increase in net assets resulting from operations		36,806,788		29,452,365

Distributions to shareholders from
Net investment income
Class A		(505,163)		(540,913)
Class B		(16,176)		(41,425)
Class C		(77,210)		(83,874)
Administrator Class		(1,476,753)		(1,654,461)
Institutional Class		(10,345,328)		(3,497,499)
Investor Class		(1,592,771)		(681,494)
Net realized gains
Class A		0		0
Class B		0		0
Class C		0		0
Administrator Class		0		0
Institutional Class		0		0
Investor Class		0		0

Total distributions to shareholders		(14,013,401)		(6,499,666)

	Shares		Shares
Capital shares transactions
Proceeds from shares sold
Class A	231,295	2,372,320	351,258	3,352,127
Class B	59	612	147	1,459
Class C	53,728	570,181	543,004	5,378,402
Administrator Class	2,967,046	31,277,203	5,106,996	50,102,154
Institutional Class	41,830,699	446,300,423	27,810,556	279,413,805
Investor Class	6,494,843	67,777,214	5,476,027	53,637,040

		548,297,953		391,884,987

Reinvestment of distributions
Class A	46,682	476,634	52,281	504,381
Class B	1,354	14,178	3,801	37,527
Class C	6,248	65,285	7,384	72,896
Administrator Class	140,680	1,468,702	167,124	1,651,452
Institutional Class	979,161	10,226,417	350,124	3,482,315
Investor Class	152,607	1,590,443	68,874	680,925

		13,841,659		6,429,496

Payment for shares redeemed
Class A	(318,084)	(3,284,777)	(471,875)	(4,568,625)
Class B	(130,789)	(1,368,081)	(187,353)	(1,837,390)
Class C	(76,586)	(802,787)	(538,151)	(5,321,739)
Administrator Class	(2,186,349)	(23,080,964)	(3,784,641)	(36,932,327)
Institutional Class	(13,746,232)	(144,646,692)	(11,771,062)	(115,579,978)
Investor Class	(2,422,028)	(25,383,853)	(3,063,372)	(29,839,552)

		(198,567,154)		(194,079,611)

Net increase in net assets resulting from capital share transactions		363,572,458		204,234,872

Total increase in net assets		386,365,845		227,187,571

Net assets
Beginning of period		387,501,748		160,314,177

End of period		$773,867,593		$387,501,748

Undistributed net investment income		$2,385,762		$1,676,170

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Dow Jones Target Date Funds 33

Target 2010 Fund
Year Ended		Year Ended
February 28, 2011		February 28, 2010

	$13,909,149		$12,703,025
	4,312,870		(14,946,578)
	43,600,079		95,162,315

	61,822,098		92,918,762

	(938,626)		(1,057,162)
	(25,919)		(54,200)
	(41,890)		(44,121)
	(4,332,247)		(3,745,656)
	(11,143,667)		(8,802,258)
	(853,604)		(500,875)

	0		(5,042)
	0		(331)
	0		(309)
	0		(18,517)
	0		(40,264)
	0		(2,519)

	(17,335,953)		(14,271,254)

Shares		Shares

312,882	3,907,000	413,023	4,667,796
6,891	86,332	1,136	13,195
77,346	992,587	13,570	163,984
3,643,612	45,817,065	10,075,252	116,745,121
12,893,181	162,016,304	18,628,813	215,363,590
2,855,715	36,127,847	1,741,851	20,199,265

	248,947,135		357,152,951

73,126	900,833	106,327	1,202,383
1,981	24,531	4,552	52,139
3,223	40,362	3,675	42,624
348,549	4,332,132	324,772	3,764,086
885,073	11,006,722	759,943	8,806,122
67,675	843,787	42,879	496,157

	17,148,367		14,363,511

(586,996)	(7,278,777)	(864,849)	(9,821,995)
(114,181)	(1,415,565)	(200,557)	(2,261,419)
(53,072)	(678,854)	(45,537)	(521,989)
(3,386,325)	(42,602,877)	(6,996,537)	(80,048,343)
(8,260,894)	(103,941,432)	(13,225,078)	(151,016,538)
(851,034)	(10,712,822)	(816,233)	(9,467,885)

	(166,630,327)		(253,138,169)

	99,465,175		118,378,293

	143,951,320		197,025,801

	604,356,934		407,331,133

	$748,308,254		$604,356,934

	$1,541,245		$2,494,590

34 Wells Fargo Advantage Dow Jones Target Date Funds	Statements of Changes in Net Assets

	Target 2015 Fund
	Year Ended		Year Ended
	February 28, 2011		February 28, 2010

Operations
Net investment income		$9,130,733		$3,369,648
Net realized gains (losses) on investments		5,756,869		(636,177)
Net change in unrealized gains (losses) on investments		36,099,680		15,341,476

Net increase in net assets resulting from operations		50,987,282		18,074,947

Distributions to shareholders from
Net investment income
Class A		NA		NA
Class B		NA		NA
Class C		NA		NA
Administrator Class		(1,025,725)		(371,599)
Institutional Class		(7,372,315)		(1,659,160)
Investor Class		(2,083,582)		(454,979)
Net realized gains
Class A		NA		NA
Class B		NA		NA
Class C		NA		NA
Administrator Class		(283,693)		0
Institutional Class		(1,861,409)		0
Investor Class		(713,986)		0

Total distributions to shareholders		(13,340,710)		(2,485,738)

	Shares		Shares
Capital shares transactions
Proceeds from shares sold
Class A	NA	NA	NA	NA
Class B	NA	NA	NA	NA
Class C	NA	NA	NA	NA
Administrator Class	2,729,008	25,982,939	6,610,326	57,907,762
Institutional Class	21,434,957	202,235,137	29,286,147	259,692,107
Investor Class	12,436,633	117,088,727	7,708,768	65,261,800

		345,306,803		382,861,669

Reinvestment of distributions
Class A	NA	NA	NA	NA
Class B	NA	NA	NA	NA
Class C	NA	NA	NA	NA
Administrator Class	137,643	1,305,285	42,099	370,115
Institutional Class	959,199	9,002,032	181,420	1,607,882
Investor Class	292,618	2,793,381	51,496	453,632

		13,100,698		2,431,629

Payment for shares redeemed
Class A	NA	NA	NA	NA
Class B	NA	NA	NA	NA
Class C	NA	NA	NA	NA
Administrator Class	(1,307,324)	(12,352,760)	(3,700,009)	(31,935,378)
Institutional Class	(8,995,149)	(84,806,567)	(6,450,410)	(55,070,956)
Investor Class	(3,066,879)	(28,901,313)	(4,288,015)	(35,972,869)

		(126,060,640)		(122,979,203)

Net increase in net assets resulting from capital share transactions		232,346,861		262,314,095

Total increase in net assets		269,993,433		277,903,304

Net assets
Beginning of period		321,001,405		43,098,101

End of period		$590,994,838		$321,001,405

Undistributed net investment income		$1,314,593		$1,114,227

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Dow Jones Target Date Funds 35

Target 2020 Fund
Year Ended		Year Ended
February 28, 2011		February 28, 2010

	$28,504,552		$21,237,338
	20,048,620		(42,346,125)
	158,000,635		276,232,506

	206,553,807		255,123,719

	(1,303,312)		(1,369,922)
	(28,860)		(75,494)
	(33,439)		(31,660)
	(7,477,970)		(5,754,004)
	(22,799,250)		(14,386,319)
	(1,570,737)		(726,148)

	0		(12,934)
	0		(952)
	0		(423)
	0		(52,402)
	0		(128,192)
	0		(7,917)

	(33,213,568)		(22,546,367)

Shares		Shares

433,313	5,706,254	718,187	8,284,207
3,345	43,229	1,689	20,759
110,834	1,475,470	59,892	731,791
8,973,513	120,106,915	17,875,989	210,525,487
32,721,160	439,221,646	45,564,854	534,724,221
5,662,123	75,453,186	3,556,396	42,378,982

	642,006,700		796,665,447

97,206	1,259,969	115,492	1,346,173
2,145	27,687	6,074	70,608
2,079	27,036	2,274	26,658
568,966	7,477,250	490,325	5,806,308
1,707,995	22,516,646	1,213,184	14,453,791
118,581	1,566,450	61,426	731,756

	32,875,038		22,435,294

(756,950)	(9,882,886)	(1,263,932)	(14,783,422)
(235,612)	(3,051,427)	(180,566)	(2,044,783)
(51,380)	(667,129)	(34,091)	(386,137)
(5,435,204)	(73,080,093)	(11,682,129)	(135,160,957)
(10,914,913)	(146,178,604)	(24,732,569)	(282,270,119)
(1,563,340)	(20,894,713)	(971,855)	(11,460,638)

	(253,754,852)		(446,106,056)

	421,126,886		372,994,685

	594,467,125		605,572,037

	1,298,527,191		692,955,154

	$1,892,994,316		$1,298,527,191

	$3,616,040		$4,123,338

36 Wells Fargo Advantage Dow Jones Target Date Funds	Statements of Changes in Net Assets

	Target 2025 Fund
	Year Ended		Year Ended
	February 28, 2011		February 28, 2010

Operations
Net investment income		$24,013,931		$8,523,030
Net realized gains (losses) on investments		29,256,044		(250,933)
Net change in unrealized gains (losses) on investments		164,090,721		36,614,152

Net increase in net assets resulting from operations		217,360,696		44,886,249

Distributions to shareholders from
Net investment income
Class A		NA		NA
Class B		NA		NA
Class C		NA		NA
Administrator Class		(868,027)		(312,127)
Institutional Class		(24,267,941)		(4,819,421)
Investor Class		(3,028,826)		(730,879)
Net realized gains
Class A		NA		NA
Class B		NA		NA
Class C		NA		NA
Administrator Class		(781,016)		0
Institutional Class		(15,858,121)		0
Investor Class		(3,075,426)		0

Total distributions to shareholders		(47,879,357)		(5,862,427)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	NA	NA	NA	NA
Class B	NA	NA	NA	NA
Class C	NA	NA	NA	NA
Administrator Class	3,534,413	32,546,040	6,037,906	49,118,341
Institutional Class	31,044,792	285,592,324	135,175,913	1,151,378,468
Investor Class	21,516,380	193,897,529	12,596,763	97,671,905

		512,035,893		1,298,168,714

Reinvestment of distributions
Class A	NA	NA	NA	NA
Class B	NA	NA	NA	NA
Class C	NA	NA	NA	NA
Administrator Class	177,898	1,649,043	38,176	312,098
Institutional Class	4,264,472	39,236,433	557,529	4,765,153
Investor Class	655,766	6,093,121	89,200	730,109

		46,978,597		5,807,360

Payment for shares redeemed
Class A	NA	NA	NA	NA
Class B	NA	NA	NA	NA
Class C	NA	NA	NA	NA
Administrator Class	(1,121,732)	(10,071,825)	(3,080,364)	(24,378,310)
Institutional Class	(25,339,094)	(231,549,011)	(18,105,262)	(150,529,330)
Investor Class	(4,086,057)	(37,080,702)	(6,121,695)	(46,548,639)

		(278,701,538)		(221,456,279)

Net increase in net assets resulting from capital share transactions		280,312,952		1,082,519,795

Total increase in net assets		449,794,291		1,121,543,617

Net assets
Beginning of period		1,166,853,029		45,309,412

End of period		$1,616,647,320		$1,166,853,029

Undistributed net investment income		$1,826,946		$3,172,064

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Dow Jones Target Date Funds 37

Target 2030 Fund
Year Ended		Year Ended
February 28, 2011		February 28, 2010

	$18,911,793		$12,282,196
	28,237,941		(35,719,485)
	179,566,913		272,691,829

	226,716,647		249,254,540

	(783,942)		(764,694)
	(14,949)		(18,167)
	(13,216)		(8,884)
	(4,461,904)		(2,839,691)
	(15,091,473)		(7,873,342)
	(1,009,551)		(455,346)

	0		(13,436)
	0		(724)
	0		(358)
	0		(47,450)
	0		(122,437)
	0		(8,710)

	(21,375,035)		(12,153,239)

Shares		Shares

348,291	4,745,541	752,603	8,210,421
4,302	57,638	0	0
52,733	726,119	11,039	125,834
8,909,938	122,692,855	15,419,490	174,143,268
27,067,968	371,510,925	41,858,296	473,008,508
4,122,030	56,496,256	2,966,080	34,639,485

	556,229,334		690,127,516

57,125	758,908	66,216	756,264
1,155	14,897	1,711	18,829
719	9,434	755	8,222
331,149	4,461,640	248,454	2,887,095
1,106,104	14,918,251	680,911	7,967,267
74,543	1,007,603	39,742	463,750

	21,170,733		12,101,427

(609,252)	(8,077,282)	(1,678,700)	(19,853,792)
(126,050)	(1,673,849)	(126,993)	(1,366,131)
(18,974)	(260,982)	(25,566)	(290,397)
(4,171,484)	(57,639,631)	(9,198,775)	(101,320,124)
(8,171,401)	(111,730,214)	(22,940,200)	(251,667,914)
(1,234,329)	(16,903,066)	(862,671)	(9,994,409)

	(196,285,024)		(384,492,767)

	381,115,043		317,736,176

	586,456,655		554,837,477

	1,001,479,363		446,641,886

	$1,587,936,018		$1,001,479,363

	$1,529,091		$2,237,521

38 Wells Fargo Advantage Dow Jones Target Date Funds	Statements of Changes in Net Assets

	Target 2035 Fund
	Year Ended		Year Ended
	February 28, 2011		February 28, 2010

Operations
Net investment income		$5,681,801		$1,546,950
Net realized gains (losses) on investments		8,397,632		370,744
Net change in unrealized gains (losses) on investments		72,353,286		22,238,474

Net increase in net assets resulting from operations		86,432,719		24,156,168

Distributions to shareholders from
Net investment income
Class A		NA		NA
Class B		NA		NA
Class C		NA		NA
Administrator Class		(540,804)		(100,105)
Institutional Class		(4,346,853)		(767,354)
Investor Class		(2,076,888)		(330,235)
Net realized gains
Class A		NA		NA
Class B		NA		NA
Class C		NA		NA
Administrator Class		(634,579)		0
Institutional Class		(4,113,552)		0
Investor Class		(2,662,669)		0

Total distributions to shareholders		(14,375,345)		(1,197,694)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	NA	NA	NA	NA
Class B	NA	NA	NA	NA
Class C	NA	NA	NA	NA
Administrator Class	2,634,656	23,204,528	3,949,090	30,380,165
Institutional Class	18,887,180	166,499,266	23,575,495	184,108,433
Investor Class	16,348,296	140,804,952	11,277,247	83,124,701

		330,508,746		297,613,299

Reinvestment of distributions
Class A	NA	NA	NA	NA
Class B	NA	NA	NA	NA
Class C	NA	NA	NA	NA
Administrator Class	130,914	1,175,383	13,289	100,086
Institutional Class	942,479	8,416,466	97,729	756,787
Investor Class	523,505	4,730,960	43,253	329,253

		14,322,809		1,186,126

Payment for shares redeemed
Class A	NA	NA	NA	NA
Class B	NA	NA	NA	NA
Class C	NA	NA	NA	NA
Administrator Class	(717,695)	(6,143,114)	(1,563,248)	(11,364,104)
Institutional Class	(5,398,146)	(47,307,051)	(5,923,038)	(43,690,793)
Investor Class	(3,101,091)	(27,004,603)	(5,261,977)	(37,374,946)

		(80,454,768)		(92,429,843)

Net increase in net assets resulting from capital share transactions		264,376,787		206,369,582

Total increase in net assets		336,434,161		229,328,056

Net assets
Beginning of period		256,733,258		27,405,202

End of period		$593,167,419		$256,733,258

Undistributed (overdistributed) net investment income		$(415,483)		$489,829

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Dow Jones Target Date Funds 39

Target 2040 Fund
Year Ended		Year Ended
February 28, 2011		February 28, 2010

	$10,715,030		$6,602,833
	22,524,775		(27,136,567)
	144,567,425		211,725,331

	177,807,230		191,191,597

	(1,172,196)		(878,338)
	(11,939)		(9,898)
	(13,026)		(5,750)
	(2,755,284)		(1,476,202)
	(7,835,031)		(3,633,012)
	(390,675)		(157,282)

	0		(25,199)
	0		(1,072)
	0		(572)
	0		(37,898)
	0		(85,477)
	0		(4,418)

	(12,178,151)		(6,315,118)

Shares		Shares

317,107	4,671,555	550,461	6,290,923
5,303	78,693	3,350	32,694
61,840	895,072	21,843	265,654
5,219,817	78,189,907	11,176,543	132,875,852
16,392,351	247,428,145	26,486,139	314,888,094
1,886,707	28,213,256	1,155,980	14,362,754

	359,476,628		468,715,971

79,741	1,138,209	72,992	875,504
850	11,604	977	10,715
888	12,217	546	5,998
189,596	2,755,210	123,044	1,514,100
533,069	7,774,522	298,292	3,714,625
26,662	390,114	13,110	161,536

	12,081,876		6,282,478

(850,942)	(12,510,243)	(1,027,528)	(12,155,121)
(121,761)	(1,695,326)	(139,886)	(1,500,492)
(39,883)	(583,622)	(13,934)	(149,539)
(2,580,961)	(38,988,102)	(6,635,622)	(76,299,530)
(5,011,789)	(74,677,204)	(14,826,736)	(170,718,166)
(493,482)	(7,297,326)	(436,868)	(5,359,122)

	(135,751,823)		(266,181,970)

	235,806,681		208,816,479

	401,435,760		393,692,958

	682,193,862		288,500,904

	$1,083,629,622		$682,193,862

	$93,945		$1,069,171

40 Wells Fargo Advantage Dow Jones Target Date Funds	Statements of Changes in Net Assets

	Target 2045 Fund
	Year Ended		Year Ended
	February 28, 2011		February 28, 2010

Operations
Net investment income		$2,002,618		$469,269
Net realized gains on investments		2,560,859		158,404
Net change in unrealized gains (losses) on investments		32,292,839		9,516,637

Net increase in net assets resulting from operations		36,856,316		10,144,310

Distributions to shareholders from
Net investment income
Administrator Class		(387,108)		(45,051)
Institutional Class		(1,996,836)		(269,388)
Investor Class		(1,053,652)		(71,651)
Net realized gains
Administrator Class		(292,080)		(19,577)
Institutional Class		(1,378,001)		(99,799)
Investor Class		(901,751)		(28,465)

Total distributions to shareholders		(6,009,428)		(533,931)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Administrator Class	1,395,054	12,102,536	2,444,483	18,563,942
Institutional Class	10,496,261	92,169,915	8,283,176	62,412,688
Investor Class	8,461,747	72,510,610	3,523,235	24,459,065

		176,783,061		105,435,695

Reinvestment of distributions
Administrator Class	75,609	679,144	8,477	64,597
Institutional Class	375,659	3,357,224	48,162	366,031
Investor Class	215,837	1,955,286	13,129	99,985

		5,991,654		530,613

Payment for shares redeemed
Administrator Class	(445,895)	(3,823,792)	(929,082)	(6,609,825)
Institutional Class	(2,530,805)	(22,031,376)	(3,520,135)	(25,461,641)
Investor Class	(1,435,887)	(12,394,423)	(2,249,817)	(15,576,705)

		(38,249,591)		(47,648,171)

Net increase in net assets resulting from capital share transactions		144,525,124		58,318,137

Total increase in net assets		175,372,012		67,928,516

Net assets
Beginning of period		79,076,922		11,148,406

End of period		$254,448,934		$79,076,922

Undistributed (overdistributed) net investment income		$(246,597)		$134,648

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Dow Jones Target Date Funds 41

Target 2050 Fund
Year Ended		Year Ended
February 28, 2011		February 28, 2010

	$7,241,102		$2,557,610
	16,638,381		3,484,720
	88,770,609		33,031,426

	112,650,092		39,073,756

	(937,920)		(256,670)
	(9,090,518)		(1,661,920)
	(325,963)		(72,542)

	(1,768,714)		(133,244)
	(14,394,930)		(1,501,960)
	(663,707)		(16,894)

	(27,181,752)		(3,643,230)

Shares		Shares

3,666,392	32,069,119	6,783,370	47,103,088
20,687,175	181,405,930	58,396,633	445,986,748
893,418	7,720,708	2,718,963	21,324,082

	221,195,757		514,413,918

304,636	2,706,543	51,890	389,896
2,616,871	23,192,089	401,035	3,159,210
111,086	988,371	11,458	89,230

	26,887,003		3,638,336

(1,317,894)	(11,731,542)	(4,273,254)	(29,115,743)
(12,374,213)	(107,132,182)	(15,820,817)	(112,028,911)
(787,620)	(6,809,119)	(531,385)	(3,937,596)

	(125,672,843)		(145,082,250)

	122,409,917		372,970,004

	207,878,257		408,400,530

	447,130,758		38,730,228

	$655,009,015		$447,130,758

	$(846,093)		$825,475

42 Wells Fargo Advantage Dow Jones Target Date Funds	Financial Highlights

	Beginning			Net Realized	Distributions
	Net Asset	Net		and Unrealized	from Net	Distributions
	Value Per	Investment		Gains (Losses)	Investment	from Net
	Share	Income		on Investments	Income	Realized Gains

Target Today

Class A
March 1, 2010 to February 28, 2011	$10.04	0.18	[5]	0.57	(0.23)	0.00
March 1, 2009 to February 28, 2010	$8.86	0.22	[5]	1.20	(0.24)	0.00
March 1, 2008 to February 28, 2009	$10.10	0.26	[5]	(1.15)	(0.29)	(0.06)
March 1, 2007 to February 29, 2008	$10.07	0.35	[5]	0.15	(0.36)	(0.11)
March 1, 2006 to February 28, 2007	$10.28	0.33	[5]	0.15	(0.30)	(0.39)

Class B
March 1, 2010 to February 28, 2011	$10.31	0.11	[5]	0.58	(0.13)	0.00
March 1, 2009 to February 28, 2010	$9.08	0.16	[5]	1.22	(0.15)	0.00
March 1, 2008 to February 28, 2009	$10.33	0.19	[5]	(1.17)	(0.21)	(0.06)
March 1, 2007 to February 29, 2008	$10.29	0.28	[5]	0.15	(0.28)	(0.11)
March 1, 2006 to February 28, 2007	$10.48	0.25	[5]	0.17	(0.22)	(0.39)

Class C
March 1, 2010 to February 28, 2011	$10.25	0.11	[5]	0.57	(0.15)	0.00
March 1, 2009 to February 28, 2010	$9.04	0.15	[5]	1.23	(0.17)	0.00
March 1, 2008 to February 28, 2009	$10.30	0.19	[5]	(1.18)	(0.21)	(0.06)
March 1, 2007 to February 29, 2008	$10.26	0.28	[5]	0.15	(0.28)	(0.11)
March 1, 2006 to February 28, 2007	$10.45	0.25	[5]	0.17	(0.22)	(0.39)

Administrator Class
March 1, 2010 to February 28, 2011	$10.19	0.20	[5]	0.58	(0.22)	0.00
March 1, 2009 to February 28, 2010	$9.03	0.25	[5]	1.21	(0.30)	0.00
March 1, 2008 to February 28, 2009	$10.29	0.29	[5]	(1.17)	(0.32)	(0.06)
March 1, 2007 to February 29, 2008	$10.25	0.38	[5]	0.16	(0.39)	(0.11)
March 1, 2006 to February 28, 2007	$10.45	0.37	[5]	0.16	(0.34)	(0.39)

Institutional Class
March 1, 2010 to February 28, 2011	$10.24	0.24	[5]	0.58	(0.29)	0.00
March 1, 2009 to February 28, 2010	$9.03	0.27	[5]	1.22	(0.28)	0.00
March 1, 2008 to February 28, 2009	$10.29	0.32	[5]	(1.18)	(0.34)	(0.06)
March 1, 2007 to February 29, 2008	$10.26	0.41	[5]	0.14	(0.41)	(0.11)
March 1, 2006 to February 28, 2007	$10.45	0.39	[5]	0.17	(0.36)	(0.39)

Investor Class
March 1, 2010 to February 28, 2011	$10.21	0.20	[5]	0.58	(0.25)	0.00
March 1, 2009 to February 28, 2010	$9.01	0.24	[5]	1.22	(0.26)	0.00
March 1, 2008 to February 28, 2009	$10.28	0.28	[5]	(1.17)	(0.32)	(0.06)
March 1, 2007 to February 29, 2008	$10.26	0.37	[5]	0.15	(0.39)	(0.11)
January 31, 2007[4] to February 28, 2007	$10.18	0.04	[5]	0.04	0.00	0.00

1.	Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

2.	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rate presented for periods of less than one year are not annualized.

3.	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective Master Portfolio by the corresponding Master Portfolio’s portfolio turnover rate.

4.	Commencement of class operations.

5.	Calculated based upon average shares outstanding.

6.	Amount is less than $0.005.

7.	Includes net expenses allocated from Master Portfolios in which the Fund invests.
The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Dow Jones Target Date Funds 43

Ending
Net Asset	Ratio to Average Net Assets (Annualized)				Portfolio	Net Assets at
Value Per	Net Investment	Gross	Net	Total	Turnover	End of Period
Share	Income	Expenses[7]	Expenses[7]	Return[1]	Rate[2,3]	(000’s omitted)

$10.56	1.82%	1.10%	0.97%	7.56%	51%	$22,862
$10.04	2.29%	1.24%	1.13%	16.13%	91%	$22,145
$8.86	2.71%	1.27%	1.15%	(9.06)%	45%	$20,151
$10.10	3.49%	1.25%	1.15%	5.06%	51%	$30,416
$10.07	3.19%	1.28%	1.18%	4.83%	143%	$35,375

$10.87	1.08%	1.85%	1.72%	6.78%	51%	$865
$10.31	1.58%	2.00%	1.89%	15.23%	91%	$2,155
$9.08	1.96%	2.02%	1.90%	(9.73)%	45%	$3,563
$10.33	2.74%	2.00%	1.90%	4.21%	51%	$8,411
$10.29	2.41%	2.04%	1.94%	4.11%	143%	$11,330

$10.78	1.07%	1.85%	1.72%	6.69%	51%	$5,605
$10.25	1.56%	1.93%	1.82%	15.30%	91%	$5,498
$9.04	1.97%	2.01%	1.90%	(9.80)%	45%	$4,741
$10.30	2.74%	1.99%	1.90%	4.25%	51%	$6,877
$10.26	2.41%	2.04%	1.94%	4.11%	143%	$8,269

$10.75	1.99%	0.93%	0.80%	7.70%	51%	$77,216
$10.19	2.53%	1.00%	0.82%	16.30%	91%	$63,796
$9.03	3.02%	1.09%	0.85%	(8.80)%	45%	$43,072
$10.29	3.71%	1.08%	0.85%	5.39%	51%	$48,453
$10.25	3.52%	1.10%	0.88%	5.17%	143%	$16,728

$10.77	2.31%	0.66%	0.45%	8.14%	51%	$580,536
$10.24	2.73%	0.72%	0.53%	16.67%	91%	$254,513
$9.03	3.26%	0.82%	0.62%	(8.60)%	45%	$76,391
$10.29	3.96%	0.81%	0.62%	5.52%	51%	$50,105
$10.26	3.80%	0.82%	0.66%	5.49%	143%	$20,338

$10.74	1.91%	1.18%	0.86%	7.72%	51%	$86,784
$10.21	2.41%	1.28%	0.89%	16.33%	91%	$39,395
$9.01	2.97%	1.37%	0.91%	(8.93)%	45%	$12,397
$10.28	3.58%	1.40%	0.91%	5.21%	51%	$2,719
$10.26	3.81%	1.36%	0.88%	0.79%	143%	$17

44 Wells Fargo Advantage Dow Jones Target Date Funds	Financial Highlights

	Beginning			Net Realized	Distributions
	Net Asset	Net		and Unrealized	from Net	Distributions
	Value Per	Investment		Gains (Losses)	Investment	from Net
	Share	Income		on Investments	Income	Realized Gains

Target 2010

Class A
March 1, 2010 to February 28, 2011	$12.04	0.22	[5]	0.88	(0.28)	0.00
March 1, 2009 to February 28, 2010	$10.15	0.25	[5]	1.93	(0.29)	(0.00)[6]
March 1, 2008 to February 28, 2009	$12.71	0.31	[5]	(2.42)	(0.35)	(0.10)
March 1, 2007 to February 29, 2008	$12.68	0.38	[5]	0.20	(0.39)	(0.16)
March 1, 2006 to February 28, 2007	$12.91	0.36	[5]	0.45	(0.33)	(0.71)

Class B
March 1, 2010 to February 28, 2011	$12.10	0.12	[5]	0.88	(0.17)	0.00
March 1, 2009 to February 28, 2010	$10.18	0.17	[5]	1.93	(0.18)	(0.00)[6]
March 1, 2008 to February 28, 2009	$12.73	0.22	[5]	(2.42)	(0.25)	(0.10)
March 1, 2007 to February 29, 2008	$12.70	0.29	[5]	0.18	(0.28)	(0.16)
March 1, 2006 to February 28, 2007	$12.92	0.26	[5]	0.46	(0.23)	(0.71)

Class C
March 1, 2010 to February 28, 2011	$12.19	0.12	[5]	0.91	(0.19)	0.00
March 1, 2009 to February 28, 2010	$10.27	0.16	[5]	1.96	(0.20)	(0.00)[6]
March 1, 2008 to February 28, 2009	$12.85	0.22	[5]	(2.45)	(0.25)	(0.10)
March 1, 2007 to February 29, 2008	$12.82	0.29	[5]	0.19	(0.29)	(0.16)
March 1, 2006 to February 28, 2007	$13.04	0.26	[5]	0.45	(0.22)	(0.71)

Administrator Class
March 1, 2010 to February 28, 2011	$12.14	0.24		0.89	(0.30)	0.00
March 1, 2009 to February 28, 2010	$10.24	0.27	[5]	1.95	(0.32)	(0.00)[6]
March 1, 2008 to February 28, 2009	$12.82	0.34	[5]	(2.44)	(0.38)	(0.10)
March 1, 2007 to February 29, 2008	$12.79	0.42	[5]	0.20	(0.43)	(0.16)
March 1, 2006 to February 28, 2007	$13.01	0.40	[5]	0.45	(0.36)	(0.71)

Institutional Class
March 1, 2010 to February 28, 2011	$12.15	0.28		0.88	(0.34)	0.00
March 1, 2009 to February 28, 2010	$10.24	0.31	[5]	1.95	(0.35)	(0.00)[6]
March 1, 2008 to February 28, 2009	$12.81	0.37	[5]	(2.43)	(0.41)	(0.10)
March 1, 2007 to February 29, 2008	$12.78	0.44	[5]	0.21	(0.46)	(0.16)
March 1, 2006 to February 28, 2007	$13.01	0.44	[5]	0.43	(0.39)	(0.71)

Investor Class
March 1, 2010 to February 28, 2011	$12.12	0.22	[5]	0.90	(0.29)	0.00
March 1, 2009 to February 28, 2010	$10.22	0.27	[5]	1.94	(0.31)	(0.00)[6]
March 1, 2008 to February 28, 2009	$12.80	0.33	[5]	(2.43)	(0.38)	(0.10)
March 1, 2007 to February 29, 2008	$12.78	0.40	[5]	0.21	(0.43)	(0.16)
January 31, 2007[4] to February 28, 2007	$12.66	0.04	[5]	0.08	0.00	0.00

Target 2015

Administrator Class
March 1, 2010 to February 28, 2011	$9.15	0.17		0.85	(0.20)	(0.05)
March 1, 2009 to February 28, 2010	$7.31	0.17	[5]	1.82	(0.15)	0.00
March 1, 2008 to February 28, 2009	$10.04	0.24	[5]	(2.37)	(0.30)	0.00
June 29, 2007[4] to February 29, 2008	$10.00	0.20	[5]	(0.11)	(0.05)	0.00

Institutional Class
March 1, 2010 to February 28, 2011	$9.05	0.19		0.85	(0.23)	(0.05)
March 1, 2009 to February 28, 2010	$7.23	0.21	[5]	1.77	(0.16)	0.00
March 1, 2008 to February 28, 2009	$9.92	0.25	[5]	(2.33)	(0.31)	0.00
June 29, 2007[4] to February 29, 2008	$10.00	0.19	[5]	(0.10)	(0.17)	0.00

Investor Class
March 1, 2010 to February 28, 2011	$9.16	0.16	[5]	0.85	(0.19)	(0.05)
March 1, 2009 to February 28, 2010	$7.32	0.15	[5]	1.83	(0.14)	0.00
March 1, 2008 to February 28, 2009	$10.03	0.22	[5]	(2.34)	(0.29)	0.00
June 29, 2007[4] to February 29, 2008	$10.00	0.19	[5]	(0.10)	(0.06)	0.00

Please see footnotes on page 42.
The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Dow Jones Target Date Funds 45

Distribution from	Ending
Tax Basis	Net Asset	Ratio to Average Net Assets (Annualized)				Portfolio	Net Assets at
Return of	Value Per	Net Investment	Gross	Net	Total	Turnover	End of Period
Capital	Share	Income	Expenses[7]	Expenses[7]	Return[1]	Rate[2,3]	(000’s omitted)

0.00	$12.86	1.72%	1.10%	1.00%	9.24%	47%	$42,615
0.00	$12.04	2.16%	1.16%	1.10%	21.64%	86%	$42,316
0.00	$10.15	2.62%	1.25%	1.18%	(16.98)%	43%	$39,175
0.00	$12.71	2.99%	1.25%	1.18%	4.67%	61%	$60,969
0.00	$12.68	2.78%	1.27%	1.20%	6.40%	152%	$69,835

0.00	$12.93	0.98%	1.85%	1.75%	8.45%	47%	$1,542
0.00	$12.10	1.45%	1.92%	1.86%	20.69%	86%	$2,716
0.00	$10.18	1.87%	2.00%	1.93%	(17.58)%	43%	$4,269
0.00	$12.73	2.25%	2.00%	1.93%	3.81%	61%	$9,715
0.00	$12.70	2.01%	2.02%	1.96%	5.65%	152%	$15,211

0.00	$13.03	0.96%	1.85%	1.75%	8.48%	47%	$3,114
0.00	$12.19	1.42%	1.91%	1.85%	20.76%	86%	$2,580
0.00	$10.27	1.87%	2.00%	1.93%	(17.59)%	43%	$2,464
0.00	$12.85	2.23%	2.00%	1.93%	3.81%	61%	$3,609
0.00	$12.82	2.02%	2.02%	1.96%	5.59%	152%	$4,194

0.00	$12.97	1.88%	0.93%	0.83%	9.44%	47%	$191,943
0.00	$12.14	2.36%	0.98%	0.86%	21.86%	86%	$172,322
0.00	$10.24	2.92%	1.07%	0.88%	(16.73)%	43%	$110,425
0.00	$12.82	3.26%	1.07%	0.88%	4.95%	61%	$138,418
0.00	$12.79	3.09%	1.09%	0.90%	6.75%	152%	$99,261

0.00	$12.97	2.23%	0.66%	0.48%	9.90%	47%	$455,447
0.00	$12.15	2.63%	0.71%	0.59%	22.15%	86%	$359,320
0.00	$10.24	3.15%	0.80%	0.65%	(16.47)%	43%	$239,731
0.00	$12.81	3.45%	0.81%	0.65%	5.18%	61%	$206,461
0.00	$12.78	3.41%	0.81%	0.67%	6.89%	152%	$80,427

0.00	$12.95	1.79%	1.18%	0.89%	9.40%	47%	$53,646
0.00	$12.12	2.27%	1.26%	0.92%	21.86%	86%	$25,103
0.00	$10.22	2.86%	1.36%	0.94%	(16.78)%	43%	$11,265
0.00	$12.80	3.10%	1.39%	0.94%	4.89%	61%	$4,856
0.00	$12.78	3.30%	1.36%	0.88%	0.95%	152%	$166

0.00	$9.92	1.76%	0.93%	0.84%	11.28%	44%	$61,227
0.00	$9.15	1.89%	1.03%	0.86%	27.28%	77%	$42,190
(0.30)	$7.31	2.69%	1.37%	0.89%	(22.21)%	41%	$12,138
0.00	$10.04	2.90%	3.58%	0.56%	0.88%	54%	$9,354

0.00	$9.81	2.11%	0.66%	0.49%	11.68%	44%	$387,146
0.00	$9.05	2.43%	0.72%	0.54%	27.56%	77%	$235,807
(0.30)	$7.23	2.91%	1.06%	0.66%	(22.00)%	41%	$22,002
0.00	$9.92	2.91%	3.71%	0.53%	0.92%	54%	$10,088

0.00	$9.93	1.69%	1.18%	0.90%	11.22%	44%	$142,622
0.00	$9.16	1.75%	1.31%	0.93%	27.19%	77%	$43,004
(0.30)	$7.32	2.62%	1.60%	0.95%	(22.15)%	41%	$8,959
0.00	$10.03	2.85%	3.79%	0.60%	0.85%	54%	$2,249

46 Wells Fargo Advantage Dow Jones Target Date Funds	Financial Highlights

	Beginning			Net Realized	Distributions
	Net Asset	Net		and Unrealized	from Net	Distributions
	Value Per	Investment		Gain (Loss)	Investment	from Net
	Share	Gains (Losses)		on Investments	Income	Realized Gains

Target 2020

Class A
March 1, 2010 to February 28, 2011	$12.54	0.20		1.46	(0.23)	0.00
March 1, 2009 to February 28, 2010	$9.58	0.21	[5]	2.97	(0.22)	(0.00)[6]
March 1, 2008 to February 28, 2009	$13.78	0.26	[5]	(4.04)	(0.27)	(0.15)
March 1, 2007 to February 29, 2008	$14.22	0.33	[5]	(0.08)	(0.32)	(0.37)
March 1, 2006 to February 28, 2007	$14.24	0.28	[5]	1.04	(0.27)	(1.07)

Class B
March 1, 2010 to February 28, 2011	$12.41	0.09	[5]	1.46	(0.11)	0.00
March 1, 2009 to February 28, 2010	$9.50	0.12	[5]	2.95	(0.16)	(0.00)[6]
March 1, 2008 to February 28, 2009	$13.66	0.17	[5]	(4.01)	(0.17)	(0.15)
March 1, 2007 to February 29, 2008	$14.09	0.20	[5]	(0.06)	(0.20)	(0.37)
March 1, 2006 to February 28, 2007	$14.12	0.18	[5]	1.02	(0.16)	(1.07)

Class C
March 1, 2010 to February 28, 2011	$12.51	0.08		1.48	(0.14)	0.00
March 1, 2009 to February 28, 2010	$9.58	0.12	[5]	2.98	(0.17)	(0.00)[6]
March 1, 2008 to February 28, 2009	$13.78	0.17	[5]	(4.05)	(0.17)	(0.15)
March 1, 2007 to February 29, 2008	$14.21	0.21	[5]	(0.06)	(0.21)	(0.37)
March 1, 2006 to February 28, 2007	$14.23	0.18	[5]	1.03	(0.16)	(1.07)

Administrator Class
March 1, 2010 to February 28, 2011	$12.70	0.21		1.50	(0.26)	0.00
March 1, 2009 to February 28, 2010	$9.71	0.23	[5]	3.01	(0.25)	(0.00)[6]
March 1, 2008 to February 28, 2009	$13.96	0.30	[5]	(4.09)	(0.31)	(0.15)
March 1, 2007 to February 29, 2008	$14.39	0.36	[5]	(0.06)	(0.36)	(0.37)
March 1, 2006 to February 28, 2007	$14.40	0.33	[5]	1.04	(0.31)	(1.07)

Institutional Class
March 1, 2010 to February 28, 2011	$12.73	0.26		1.50	(0.30)	0.00
March 1, 2009 to February 28, 2010	$9.73	0.27	[5]	3.01	(0.28)	(0.00)[6]
March 1, 2008 to February 28, 2009	$13.98	0.32	[5]	(4.08)	(0.34)	(0.15)
March 1, 2007 to February 29, 2008	$14.41	0.39	[5]	(0.06)	(0.39)	(0.37)
March 1, 2006 to February 28, 2007	$14.41	0.36	[5]	1.05	(0.34)	(1.07)

Investor Class
March 1, 2010 to February 28, 2011	$12.70	0.20	[5]	1.49	(0.25)	0.00
March 1, 2009 to February 28, 2010	$9.71	0.22	[5]	3.02	(0.25)	(0.00)[6]
March 1, 2008 to February 28, 2009	$13.96	0.29	[5]	(4.08)	(0.31)	(0.15)
March 1, 2007 to February 29, 2008	$14.40	0.33	[5]	(0.03)	(0.37)	(0.37)
January 31, 2007[4] to February 28, 2007	$14.30	0.02	[5]	0.08	0.00	0.00

Target 2025

Administrator Class
March 1, 2010 to February 28, 2011	$8.69	0.13	[5]	1.26	(0.15)	(0.12)
March 1, 2009 to February 28, 2010	$6.25	(0.04)[5]		2.61	(0.13)	0.00
March 1, 2008 to February 28, 2009	$9.53	0.20	[5]	(3.29)	(0.19)	0.00
June 29, 2007[4] to February 29, 2008	$10.00	0.14	[5]	(0.57)	(0.04)	0.00

Institutional Class
March 1, 2010 to February 28, 2011	$8.68	0.16		1.26	(0.19)	(0.12)
March 1, 2009 to February 28, 2010	$6.24	0.18	[5]	2.39	(0.13)	0.00
March 1, 2008 to February 28, 2009	$9.49	0.20	[5]	(3.26)	(0.19)	0.00
June 29, 2007[4] to February 29, 2008	$10.00	0.14	[5]	(0.55)	(0.10)	0.00

Investor Class
March 1, 2010 to February 28, 2011	$8.68	0.13	[5]	1.25	(0.14)	(0.12)
March 1, 2009 to February 28, 2010	$6.25	(0.08)[5]		2.64	(0.13)	0.00
March 1, 2008 to February 28, 2009	$9.51	0.18	[5]	(3.26)	(0.18)	0.00
June 29, 2007[4] to February 29, 2008	$10.00	0.14	[5]	(0.57)	(0.06)	0.00
Please see footnotes on page 42.
The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Dow Jones Target Date Funds 47

Ending
Net Asset	Ratio to Average Net Assets (Annualized)				Portfolio	Net Assets at
Value Per	Net Investment	Gross	Net	Total	Turnover	End of Period
Share	Income (Loss)	Expenses[7]	Expenses[7]	Return[1]	Rate[2,3]	(000’s omitted)

$13.97	1.46%	1.08%	1.02%	13.41%	39%	$77,784
$12.54	1.77%	1.15%	1.11%	33.45%	66%	$72,653
$9.58	2.10%	1.25%	1.20%	(27.90)%	38%	$59,671
$13.78	2.17%	1.27%	1.20%	1.60%	48%	$124,555
$14.22	1.98%	1.28%	1.22%	9.49%	135%	$152,049

$13.85	0.73%	1.83%	1.77%	12.57%	39%	$2,428
$12.41	1.04%	1.90%	1.86%	32.44%	66%	$5,030
$9.50	1.36%	2.00%	1.95%	(28.43)%	38%	$5,495
$13.66	1.43%	2.02%	1.95%	0.87%	48%	$11,516
$14.09	1.23%	2.03%	1.97%	8.67%	135%	$16,841

$13.93	0.70%	1.83%	1.77%	12.65%	39%	$3,922
$12.51	1.00%	1.90%	1.86%	32.35%	66%	$2,752
$9.58	1.36%	2.00%	1.95%	(28.46)%	38%	$1,840
$13.78	1.42%	2.02%	1.95%	0.90%	48%	$3,318
$14.21	1.23%	2.03%	1.97%	8.67%	135%	$4,083

$14.15	1.62%	0.91%	0.85%	13.60%	39%	$439,314
$12.70	1.96%	0.97%	0.88%	33.64%	66%	$342,078
$9.71	2.42%	1.07%	0.90%	(27.66)%	38%	$196,606
$13.96	2.44%	1.09%	0.90%	1.96%	48%	$234,169
$14.39	2.28%	1.10%	0.92%	9.77%	135%	$176,133

$14.19	1.96%	0.64%	0.50%	14.03%	39%	$1,250,249
$12.73	2.22%	0.69%	0.60%	33.98%	66%	$822,479
$9.73	2.63%	0.81%	0.67%	(27.46)%	38%	$414,090
$13.98	2.63%	0.82%	0.67%	2.18%	48%	$367,360
$14.41	2.48%	0.83%	0.69%	10.07%	135%	$164,260

$14.14	1.53%	1.15%	0.91%	13.56%	39%	$119,297
$12.70	1.84%	1.24%	0.94%	33.51%	66%	$53,535
$9.71	2.34%	1.36%	0.96%	(27.70)%	38%	$15,254
$13.96	2.27%	1.41%	0.96%	1.91%	48%	$12,140
$14.40	2.08%	1.39%	0.89%	0.70%	135%	$296

$9.81	1.46%	0.91%	0.85%	16.32%	33%	$69,590
$8.69	(0.51)%	1.01%	0.89%	41.33%	54%	$39,111
$6.25	2.42%	1.35%	0.63%	(32.95)%	35%	$9,410
$9.53	2.13%	3.68%	0.51%	(4.30)%	42%	$7,206

$9.79	1.83%	0.64%	0.50%	16.75%	33%	$1,290,513
$8.68	2.07%	0.66%	0.53%	41.46%	54%	$1,057,514
$6.24	2.50%	1.07%	0.53%	(32.81)%	35%	$26,335
$9.49	2.09%	3.41%	0.47%	(4.16)%	42%	$17,248

$9.80	1.39%	1.15%	0.91%	16.22%	33%	$256,544
$8.68	(0.93)%	1.29%	0.95%	41.19%	54%	$70,228
$6.25	2.32%	1.60%	0.70%	(32.90)%	35%	$9,564
$9.51	2.19%	4.33%	0.52%	(4.29)%	42%	$2,432

48 Wells Fargo Advantage Dow Jones Target Date Funds	Financial Highlights

	Beginning			Net Realized	Distributions
	Net Asset	Net		and Unrealized	from Net	Distributions
	Value Per	Investment		Gains (Losses)	Investment	from Net
	Share	Income		on Investments	Income	Realized Gains

Target 2030

Class A
March 1, 2010 to February 28, 2011	$12.65	0.15	[5]	2.19	(0.18)	0.00
March 1, 2009 to February 28, 2010	$8.65	0.15	[5]	4.00	(0.15)	(0.00)[6]
March 1, 2008 to February 28, 2009	$14.36	0.21	[5]	(5.55)	(0.20)	(0.17)
March 1, 2007 to February 29, 2008	$15.16	0.24	[5]	(0.32)	(0.23)	(0.49)
March 1, 2006 to February 28, 2007	$15.04	0.20	[5]	1.44	(0.20)	(1.32)

Class B
March 1, 2010 to February 28, 2011	$12.41	0.06	[5]	2.14	(0.08)	0.00
March 1, 2009 to February 28, 2010	$8.49	0.07	[5]	3.91	(0.06)	(0.00)[6]
March 1, 2008 to February 28, 2009	$14.09	0.11	[5]	(5.44)	(0.10)	(0.17)
March 1, 2007 to February 29, 2008	$14.88	0.12	[5]	(0.31)	(0.11)	(0.49)
March 1, 2006 to February 28, 2007	$14.79	0.09	[5]	1.41	(0.09)	(1.32)

Class C
March 1, 2010 to February 28, 2011	$12.43	0.05	[5]	2.14	(0.09)	0.00
March 1, 2009 to February 28, 2010	$8.50	0.06	[5]	3.93	(0.06)	(0.00)[6]
March 1, 2008 to February 28, 2009	$14.11	0.11	[5]	(5.45)	(0.10)	(0.17)
March 1, 2007 to February 29, 2008	$14.91	0.12	[5]	(0.32)	(0.11)	(0.49)
March 1, 2006 to February 28, 2007	$14.82	0.09	[5]	1.41	(0.09)	(1.32)

Administrator Class
March 1, 2010 to February 28, 2011	$12.79	0.18	[5]	2.21	(0.20)	0.00
March 1, 2009 to February 28, 2010	$8.74	0.17	[5]	4.06	(0.18)	(0.00)[6]
March 1, 2008 to February 28, 2009	$14.50	0.24	[5]	(5.59)	(0.24)	(0.17)
March 1, 2007 to February 29, 2008	$15.31	0.28	[5]	(0.32)	(0.28)	(0.49)
March 1, 2006 to February 28, 2007	$15.18	0.25	[5]	1.45	(0.25)	(1.32)

Institutional Class
March 1, 2010 to February 28, 2011	$12.79	0.23	[5]	2.21	(0.25)	0.00
March 1, 2009 to February 28, 2010	$8.75	0.21	[5]	4.03	(0.20)	(0.00)[6]
March 1, 2008 to February 28, 2009	$14.51	0.26	[5]	(5.58)	(0.27)	(0.17)
March 1, 2007 to February 29, 2008	$15.31	0.31	[5]	(0.31)	(0.31)	(0.49)
March 1, 2006 to February 28, 2007	$15.18	0.26	[5]	1.47	(0.28)	(1.32)

Investor Class
March 1, 2010 to February 28, 2011	$12.77	0.17	[5]	2.21	(0.20)	0.00
March 1, 2009 to February 28, 2010	$8.74	0.16	[5]	4.04	(0.17)	(0.00)[6]
March 1, 2008 to February 28, 2009	$14.50	0.22	[5]	(5.58)	(0.23)	(0.17)
March 1, 2007 to February 29, 2008	$15.31	0.25	[5]	(0.29)	(0.28)	(0.49)
January 31, 2007[4] to February 28, 2007	$15.29	0.01	[5]	0.01	0.00	0.00

Target 2035

Administrator Class
March 1, 2010 to February 28, 2011	$8.22	0.10		1.59	(0.13)	(0.13)
March 1, 2009 to February 28, 2010	$5.40	0.09	[5]	2.81	(0.08)	0.00
March 1, 2008 to February 28, 2009	$9.24	0.14	[5]	(3.84)	(0.14)	0.00
June 29, 2007[4] to February 29, 2008	$10.00	0.10	[5]	(0.85)	(0.01)	0.00

Institutional Class
March 1, 2010 to February 28, 2011	$8.19	0.13		1.58	(0.16)	(0.13)
March 1, 2009 to February 28, 2010	$5.36	0.11	[5]	2.82	(0.10)	0.00
March 1, 2008 to February 28, 2009	$9.15	0.14	[5]	(3.80)	(0.13)	0.00
June 29, 2007[4] to February 29, 2008	$10.00	0.10	[5]	(0.84)	(0.11)	0.00

Investor Class
March 1, 2010 to February 28, 2011	$8.24	0.10		1.58	(0.12)	(0.13)
March 1, 2009 to February 28, 2010	$5.42	0.08	[5]	2.82	(0.08)	0.00
March 1, 2008 to February 28, 2009	$9.24	0.12	[5]	(3.82)	(0.12)	0.00
June 29, 2007[4] to February 29, 2008	$10.00	0.10	[5]	(0.86)	(0.00)[6]	0.00
Please see footnotes on page 42.
The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Dow Jones Target Date Funds 49

Ending
Net Asset	Ratio to Average Net Assets (Annualized)				Portfolio	Net Assets at
Value Per	Net Investment	Gross	Net	Total	Turnover	End of Period
Share	Income	Expenses[7]	Expenses[7]	Return[1]	Rate[2,3]	(000’s omitted)

$14.81	1.15%	1.09%	1.03%	18.71%	28%	$62,209
$12.65	1.32%	1.16%	1.12%	48.17%	43%	$55,735
$8.65	1.64%	1.28%	1.21%	(37.78)%	33%	$45,556
$14.36	1.53%	1.29%	1.21%	(0.77)%	36%	$95,985
$15.16	1.33%	1.31%	1.23%	11.20%	109%	$110,904

$14.53	0.42%	1.84%	1.78%	17.88%	28%	$1,962
$12.41	0.60%	1.92%	1.88%	46.98%	43%	$3,173
$8.49	0.90%	2.03%	1.96%	(38.22)%	33%	$3,233
$14.09	0.79%	2.04%	1.96%	(1.50)%	36%	$7,358
$14.88	0.59%	2.06%	1.98%	10.35%	109%	$10,955

$14.53	0.38%	1.84%	1.78%	17.80%	28%	$2,456
$12.43	0.58%	1.91%	1.87%	47.11%	43%	$1,671
$8.50	0.89%	2.02%	1.96%	(38.22)%	33%	$1,261
$14.11	0.77%	2.04%	1.96%	(1.53)%	36%	$2,385
$14.91	0.59%	2.06%	1.98%	10.34%	109%	$2,592

$14.98	1.30%	0.92%	0.86%	18.85%	28%	$373,853
$12.79	1.49%	0.98%	0.89%	48.60%	43%	$254,340
$8.74	1.93%	1.10%	0.91%	(37.56)%	33%	$117,363
$14.50	1.79%	1.11%	0.91%	(0.53)%	36%	$162,897
$15.31	1.61%	1.13%	0.93%	11.50%	109%	$110,742

$14.98	1.65%	0.65%	0.51%	19.35%	28%	$1,048,222
$12.79	1.74%	0.71%	0.61%	48.76%	43%	$639,598
$8.75	2.15%	0.83%	0.68%	(37.38)%	33%	$265,829
$14.51	1.97%	0.85%	0.68%	(0.24)%	36%	$263,663
$15.31	1.71%	0.86%	0.70%	11.73%	109%	$94,881

$14.95	1.21%	1.17%	0.92%	18.84%	28%	$99,234
$12.77	1.36%	1.25%	0.94%	48.33%	43%	$46,963
$8.74	1.84%	1.39%	0.97%	(37.58)%	33%	$13,400
$14.50	1.62%	1.43%	0.97%	(0.52)%	36%	$9,799
$15.31	0.95%	1.40%	0.87%	0.13%	109%	$455

$9.65	1.17%	0.94%	0.87%	20.87%	24%	$50,226
$8.22	1.20%	1.06%	0.89%	53.96%	34%	$25,950
$5.40	1.83%	1.60%	0.83%	(40.58)%	30%	$4,101
$9.24	1.58%	5.39%	0.53%	(7.52)%	33%	$3,524

$9.61	1.52%	0.68%	0.52%	21.21%	24%	$338,577
$8.19	1.40%	0.75%	0.57%	54.85%	34%	$170,172
$5.36	1.97%	1.31%	0.64%	(40.44)%	30%	$16,279
$9.15	1.52%	5.64%	0.49%	(7.48)%	33%	$8,983

$9.67	1.09%	1.19%	0.93%	20.74%	24%	$204,364
$8.24	1.09%	1.34%	0.95%	53.70%	34%	$60,611
$5.42	1.69%	1.82%	0.92%	(40.50)%	30%	$7,025
$9.24	1.59%	5.74%	0.50%	(7.59)%	33%	$1,736

50 Wells Fargo Advantage Dow Jones Target Date Funds	Financial Highlights

	Beginning			Net Realized	Distributions
	Net Asset	Net		and Unrealized	from Net	Distributions
	Value Per	Investment		Gains (Losses)	Investment	from Net
	Share	Income		on Investments	Income	Realized Gains

Target 2040

Class A
March 1, 2010 to February 28, 2011	$13.60	0.15		2.81	(0.16)	0.00
March 1, 2009 to February 28, 2010	$8.73	0.12	[5]	4.87	(0.12)	(0.00)[6]
March 1, 2008 to February 28, 2009	$16.04	0.19	[5]	(6.92)	(0.18)	(0.40)
March 1, 2007 to February 29, 2008	$17.42	0.22	[5]	(0.49)	(0.22)	(0.89)
March 1, 2006 to February 28, 2007	$16.69	0.17	[5]	1.85	(0.18)	(1.11)

Class B
March 1, 2010 to February 28, 2011	$12.99	0.03	[5]	2.70	(0.05)	0.00
March 1, 2009 to February 28, 2010	$8.35	0.10	[5]	4.57	(0.03)	(0.00)[6]
March 1, 2008 to February 28, 2009	$15.40	0.09	[5]	(6.64)	(0.10)	(0.40)
March 1, 2007 to February 29, 2008	$16.75	0.09	[5]	(0.47)	(0.08)	(0.89)
March 1, 2006 to February 28, 2007	$16.10	0.04	[5]	1.78	(0.06)	(1.11)

Class C
March 1, 2010 to February 28, 2011	$12.95	0.03	[5]	2.69	(0.07)	0.00
March 1, 2009 to February 28, 2010	$8.33	0.05	[5]	4.61	(0.04)	(0.00)[6]
March 1, 2008 to February 28, 2009	$15.36	0.09	[5]	(6.62)	(0.10)	(0.40)
March 1, 2007 to February 29, 2008	$16.73	0.08	[5]	(0.47)	(0.09)	(0.89)
March 1, 2006 to February 28, 2007	$16.08	0.04	[5]	1.78	(0.06)	(1.11)

Administrator Class
March 1, 2010 to February 28, 2011	$13.82	0.16		2.88	(0.19)	0.00
March 1, 2009 to February 28, 2010	$8.88	0.16	[5]	4.93	(0.15)	(0.00)[6]
March 1, 2008 to February 28, 2009	$16.29	0.23	[5]	(7.02)	(0.22)	(0.40)
March 1, 2007 to February 29, 2008	$17.67	0.27	[5]	(0.49)	(0.27)	(0.89)
March 1, 2006 to February 28, 2007	$16.91	0.22	[5]	1.88	(0.23)	(1.11)

Institutional Class
March 1, 2010 to February 28, 2011	$13.84	0.22		2.87	(0.24)	0.00
March 1, 2009 to February 28, 2010	$8.88	0.18	[5]	4.95	(0.17)	(0.00)[6]
March 1, 2008 to February 28, 2009	$16.29	0.25	[5]	(7.02)	(0.24)	(0.40)
March 1, 2007 to February 29, 2008	$17.67	0.30	[5]	(0.48)	(0.31)	(0.89)
March 1, 2006 to February 28, 2007	$16.91	0.24	[5]	1.89	(0.26)	(1.11)

Investor Class
March 1, 2010 to February 28, 2011	$13.81	0.16		2.86	(0.18)	0.00
March 1, 2009 to February 28, 2010	$8.87	0.15	[5]	4.93	(0.14)	(0.00)[6]
March 1, 2008 to February 28, 2009	$16.28	0.21	[5]	(7.01)	(0.21)	(0.40)
March 1, 2007 to February 29, 2008	$17.67	0.23	[5]	(0.46)	(0.27)	(0.89)
January 31, 2007[4] to February 28, 2007	$17.69	0.01	[5]	(0.03)	0.00	0.00

Target 2045

Administrator Class
March 1, 2010 to February 28, 2011	$8.12	0.09		1.72	(0.16)	(0.11)
March 1, 2009 to February 28, 2010	$5.21	0.08	[5]	2.92	(0.07)	(0.02)
March 1, 2008 to February 28, 2009	$9.18	0.12	[5]	(3.94)	(0.15)	0.00
June 29, 2007[4] to February 29, 2008	$10.00	0.09	[5]	(0.91)	0.00	0.00

Institutional Class
March 1, 2010 to February 28, 2011	$8.08	0.13		1.70	(0.18)	(0.11)
March 1, 2009 to February 28, 2010	$5.19	0.10	[5]	2.90	(0.09)	(0.02)
March 1, 2008 to February 28, 2009	$9.09	0.13	[5]	(3.91)	(0.12)	0.00
June 29, 2007[4] to February 29, 2008	$10.00	0.09	[5]	(0.90)	(0.10)	0.00

Investor Class
March 1, 2010 to February 28, 2011	$8.14	0.08		1.73	(0.15)	(0.11)
March 1, 2009 to February 28, 2010	$5.23	0.09	[5]	2.91	(0.07)	(0.02)
March 1, 2008 to February 28, 2009	$9.17	0.11	[5]	(3.95)	(0.10)	0.00
June 29, 2007[4] to February 29, 2008	$10.00	0.09	[5]	(0.92)	0.00	0.00
Please see footnotes on page 42.
The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Dow Jones Target Date Funds 51

Ending
Net Asset	Ratio to Average Net Assets (Annualized)				Portfolio	Net Assets at
Value Per	Net Investment	Gross	Net	Total	Turnover	End of Period
Share	Income	Expenses[7]	Expenses[7]	Return[1]	Rate[2,3]	(000’s omitted)

$16.40	0.95%	1.10%	1.04%	21.98%	21%	$113,494
$13.60	1.03%	1.17%	1.12%	57.33%	29%	$100,278
$8.73	1.39%	1.30%	1.22%	(42.65)%	29%	$67,928
$16.04	1.22%	1.29%	1.22%	(2.02)%	31%	$142,158
$17.42	0.99%	1.30%	1.23%	12.31%	100%	$166,671

$15.67	0.23%	1.86%	1.79%	21.08%	21%	$2,863
$12.99	0.86%	1.93%	1.89%	56.01%	29%	$3,876
$8.35	0.65%	2.05%	1.97%	(43.10)%	29%	$3,623
$15.40	0.50%	2.04%	1.97%	(2.69)%	31%	$9,899
$16.75	0.26%	2.05%	1.98%	11.42%	100%	$16,692

$15.60	0.19%	1.85%	1.79%	21.08%	21%	$3,038
$12.95	0.41%	1.92%	1.87%	56.02%	29%	$2,226
$8.33	0.65%	2.05%	1.97%	(43.07)%	29%	$1,362
$15.36	0.46%	2.04%	1.97%	(2.75)%	31%	$3,023
$16.73	0.24%	2.05%	1.98%	11.46%	100%	$3,437

$16.67	1.11%	0.94%	0.87%	22.21%	21%	$260,524
$13.82	1.26%	0.99%	0.90%	57.54%	29%	$176,917
$8.88	1.67%	1.12%	0.92%	(42.46)%	29%	$72,233
$16.29	1.49%	1.11%	0.92%	(1.69)%	31%	$117,859
$17.67	1.26%	1.12%	0.93%	12.67%	100%	$90,981

$16.69	1.44%	0.67%	0.52%	22.66%	21%	$654,804
$13.84	1.42%	0.72%	0.62%	58.11%	29%	$377,937
$8.88	1.88%	0.85%	0.69%	(42.36)%	29%	$136,386
$16.29	1.66%	0.85%	0.69%	(1.47)%	31%	$125,256
$17.67	1.39%	0.85%	0.71%	12.90%	100%	$44,459

$16.65	1.01%	1.18%	0.93%	22.10%	21%	$48,906
$13.81	1.16%	1.27%	0.96%	57.54%	29%	$20,959
$8.87	1.58%	1.41%	0.98%	(42.51)%	29%	$6,970
$16.28	1.29%	1.43%	0.98%	(1.74)%	31%	$5,133
$17.67	0.51%	1.39%	0.88%	(0.11)%	100%	$305

$9.66	1.02%	0.97%	0.87%	22.56%	20%	$27,698
$8.12	1.11%	1.22%	0.89%	57.87%	27%	$14,948
$5.21	1.62%	2.34%	0.92%	(42.22)%	29%	$1,656
$9.18	1.45%	13.36%	0.56%	(8.20)%	30%	$948

$9.62	1.41%	0.70%	0.52%	23.08%	20%	$141,871
$8.08	1.26%	0.95%	0.59%	58.02%	27%	$51,776
$5.19	1.84%	2.02%	0.69%	(42.06)%	29%	$8,287
$9.09	1.46%	12.60%	0.53%	(8.12)%	30%	$4,339

$9.69	0.98%	1.21%	0.93%	22.58%	20%	$84,881
$8.14	1.12%	1.51%	0.95%	57.49%	27%	$12,352
$5.23	1.55%	2.58%	0.98%	(42.22)%	29%	$1,205
$9.17	1.43%	12.57%	0.56%	(8.30)%	30%	$547

52 Wells Fargo Advantage Dow Jones Target Date Funds	Financial Highlights

	Beginning			Net Realized	Distributions
	Net Asset	Net		and Unrealized	from Net	Distributions
	Value Per	Investment		Gains (Losses)	Investment	from Net
	Share	Income		on Investments	Income	Realized Gains

Target 2050

Administrator Class
March 1, 2010 to February 28, 2011	$8.10	0.09	[5]	1.71	(0.15)	(0.27)
March 1, 2009 to February 28, 2010	$5.20	0.09		2.91	(0.07)	(0.03)
March 1, 2008 to February 28, 2009	$9.14	0.12	[5]	(3.96)	(0.10)	0.00
June 29, 2007[4] to February 29, 2008	$10.00	0.08	[5]	(0.92)	(0.02)	0.00

Institutional Class
March 1, 2010 to February 28, 2011	$8.10	0.12	[5]	1.72	(0.17)	(0.27)
March 1, 2009 to February 28, 2010	$5.20	0.10		2.92	(0.09)	(0.03)
March 1, 2008 to February 28, 2009	$9.13	0.13	[5]	(3.94)	(0.12)	0.00
June 29, 2007[4] to February 29, 2008	$10.00	0.08	[5]	(0.90)	(0.05)	0.00

Investor Class
March 1, 2010 to February 28, 2011	$8.11	0.09	[5]	1.71	(0.13)	(0.27)
March 1, 2009 to February 28, 2010	$5.21	0.07		2.93	(0.07)	(0.03)
March 1, 2008 to February 28, 2009	$9.16	0.11	[5]	(3.96)	(0.10)	0.00
June 29, 2007[4] to February 29, 2008	$10.00	0.07	[5]	(0.91)	0.00	0.00
Please see footnotes on page 42.
The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Dow Jones Target Date Funds 53

Ending
Net Asset	Ratio to Average Net Assets (Annualized)				Portfolio	Net Assets at
Value Per	Net Investment	Gross	Net	Total	Turnover	End of Period
Share	Income	Expenses[7]	Expenses[7]	Return[1]	Rate[2,3]	(000’s omitted)

$9.48	1.07%	0.94%	0.87%	22.58%	20%	$69,492
$8.10	1.49%	1.04%	0.90%	57.99%	27%	$37,853
$5.20	1.60%	1.48%	0.92%	(42.36)%	29%	$10,984
$9.14	1.18%	5.13%	0.87%	(8.37)%	30%	$5,420

$9.50	1.43%	0.67%	0.52%	23.17%	20%	$560,746
$8.10	1.19%	0.71%	0.57%	58.33%	27%	$389,918
$5.20	1.80%	1.19%	0.69%	(42.19)%	29%	$26,763
$9.13	1.32%	5.32%	0.67%	(8.26)%	30%	$8,102

$9.51	1.02%	1.19%	0.93%	22.54%	20%	$24,771
$8.11	1.00%	1.28%	0.95%	57.89%	27%	$19,359
$5.21	1.48%	1.73%	0.98%	(42.39)%	29%	$983
$9.16	1.06%	5.27%	0.94%	(8.40)%	30%	$335

54 Wells Fargo Advantage Dow Jones Target Date Funds	Notes to Financial Statements
1. ORGANIZATION
Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: Wells Fargo Advantage Dow Jones Target Today Fund (“Target Today Fund”), Wells Fargo Advantage Dow Jones Target 2010 Fund (“Target 2010 Fund”), Wells Fargo Advantage Dow Jones Target 2015 Fund (“Target 2015 Fund”), Wells Fargo Advantage Dow Jones Target 2020 Fund (“Target 2020 Fund”), Wells Fargo Advantage Dow Jones Target 2025 Fund (“Target 2025 Fund”), Wells Fargo Advantage Dow Jones Target 2030 Fund (“Target 2030 Fund”), Wells Fargo Advantage Dow Jones Target 2035 Fund (“Target 2035 Fund”), Wells Fargo Advantage Dow Jones Target 2040 Fund (“Target 2040 Fund”), Wells Fargo Advantage Dow Jones Target 2045 Fund (“Target 2045 Fund”) and Wells Fargo Advantage Dow Jones Target 2050 Fund (“Target 2050 Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.
The Funds each seek to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each, a “Master Portfolio”, collectively, the “Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the Master Portfolios as partnership investments and records daily its share of the Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the Master Portfolios for the year ended February 28, 2011 are included elsewhere in this report and should be read in conjunction with each Fund’s financial statements. As of February 28, 2011, each Fund owns the following percentages of the respective Master Portfolios:

	Target	Target	Target	Target	Target	Target	Target	Target	Target	Target
	Today	2010	2015	2020	2025	2030	2035	2040	2045	2050
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Wells Fargo Advantage Diversified Fixed Income Portfolio	16%	14%	10%	26%	17%	11%	2%	3%	0%*	1%
Wells Fargo Advantage Diversified Stock Portfolio	2%	3%	3%	15%	17%	20%	9%	17%	4%	10%
Wells Fargo Advantage Short-Term Investment Portfolio	10%	8%	6%	19%	16%	16%	6%	11%	2%	6%

*	The amount invested is less than 1%.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Funds should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.
Securities valuation
Investments in the Master Portfolios are valued daily based on each Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in the this report.
The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Notes to Financial Statements	Wells Fargo Advantage Dow Jones Target Date Funds 55
Security transactions and income recognition
Securities transactions are recorded on a trade date basis in each Master Portfolio. Realized gains or losses in each Master Portfolio are reported on the basis of identified cost of securities delivered.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method by each Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Dividend income in each Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Master Portfolio is informed of the ex-dividend date.
Dividend and interest income from foreign securities in each Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Each Fund records daily its proportionate share of each Master Portfolio’s interest and dividend income.
Distributions to shareholders
Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.
The timing and character of distributions made during the period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications. At February 28, 2011, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and Liabilities:

	Undistributed	Accumulated Net
	(Overdistributed) Net	Realized Gains (Losses)
	Investment Income	on Investments	Paid-in Capital
Target Today Fund	$2,331,592	$(1,965,947)	$(365,645)
Target 2010 Fund	2,473,459	(3,570,227)	1,096,768
Target 2015 Fund	1,551,255	(1,118,315)	(432,940)
Target 2020 Fund	4,201,718	(5,576,920)	1,375,202
Target 2025 Fund	2,805,745	(2,954,234)	148,489
Target 2030 Fund	1,754,812	(2,025,640)	270,828
Target 2035 Fund	377,432	129,952	(507,384)
Target 2040 Fund	487,895	(396,676)	(91,219)
Target 2045 Fund	1,053,733	(873,751)	(179,982)
Target 2050 Fund	1,441,731	(494,292)	(947,439)
Federal and other taxes
Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

56 Wells Fargo Advantage Dow Jones Target Date Funds	Notes to Financial Statements
At February 28, 2011, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were as follows:

Expiration
2018
Target 2010 Fund	$11,631,034
Target 2020 Fund	19,526,878
Target 2030 Fund	541,481
Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.
Class allocations
The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
▪	Level 1 — quoted prices in active markets for identical securities

▪	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

▪	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At February 28, 2011, each Fund’s investments were carried at fair value were designated as Level 2 inputs. Further details on the investments of the Master Portfolios can be found in each Master Portfolio’s Portfolio of Investments which is contained elsewhere in this report.
4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES
Investment advisory fees
The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The investment adviser is responsible for implementing investment policies and guidelines and for supervising the investment sub-adviser, who is responsible for day-to-day portfolio management of the Funds.

Notes to Financial Statements	Wells Fargo Advantage Dow Jones Target Date Funds 57
For each Fund, Funds Management is the investment adviser and is entitled to receive an investment advisory fee for providing such investment advisory services, including the determination of the asset allocations of each Fund’s investments in the various Master Portfolios. Funds Management is paid an annual investment advisory fee starting at 0.25% and declining to 0.19% as the average daily net assets of each Fund increases. For the year ended February 28, 2011, the investment advisory fee was equivalent to an annual rate of 0.25% of each Fund’s average daily net assets, except for Target 2010 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund and Target 2040 Fund which each incurred investment advisory fees equivalent to an annual rate of 0.24%, 0.23%, 0.23%, 0.23% and 0.24%, respectively, of its average daily net assets.
Funds Management also acts as investment adviser to each Master Portfolio and is entitled to receive fees from each Master Portfolio for those services.
Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to investment sub-advisory services are borne directly by the investment adviser and do not increase the overall fees paid by a Fund to the investment adviser. Global Index Advisors, Incorporated is the investment sub-adviser for each Fund and is paid an annual investment sub-advisory fee starting at 0.06% and declining to 0.04% as the average daily net assets of each Fund increases.
Administration and transfer agent fees
The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund the following annual fees:

		Administration Fees
	Average Daily	(% of Average
	Net Assets	Daily Net Assets)
Fund level	First $5 billion	0.05%
	Next $5 billion	0.04
	Over $10 billion	0.03
Class A, Class B, Class C	All asset levels	0.26 *
Administrator Class	All asset levels	0.10
Institutional Class	All asset levels	0.08
Investor Class	All asset levels	0.33 **

*	Prior to July 12, 2010, the class level administration fee Class A, Class B and Class C was 0.28%.

**	Prior to July 12, 2010, the class level administration fee for Investor Class was 0.38%.
Funds Management has contractually waived and/or reimbursed advisory and administration fees during the year ended February 28, 2011 to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses.
Distribution fees
The Trust has adopted a Distribution Plan for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

58 Wells Fargo Advantage Dow Jones Target Date Funds	Notes to Financial Statements
For the year ended February 28, 2011, Wells Fargo Funds Distributor, LLC received the following amounts in front-end sales charges and contingent deferred sales charges.

	Front-end sales charges	Contingent deferred sales charges
	Class A	Class B	Class C
Target Today Fund	$886	$570	$675
Target 2010 Fund	1,005	646	1,007
Target 2020 Fund	2,581	4,759	518
Target 2030 Fund	2,427	2,128	178
Target 2040 Fund	3,976	3,531	2,391
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class and Investor Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.
A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date), for the year ended February 28, 2011 were as follows:

	Purchases at Cost*	Sales Proceeds*
Target Today Fund	$559,872,243	$291,992,191
Target 2010 Fund	516,531,348	267,728,817
Target 2015 Fund	379,765,214	195,190,001
Target 2020 Fund	1,092,490,627	554,563,750
Target 2025 Fund	817,966,388	407,404,561
Target 2030 Fund	691,865,267	336,424,873
Target 2035 Fund	226,050,868	107,073,171
Target 2040 Fund	373,967,818	173,256,178
Target 2045 Fund	84,538,261	38,802,580
Target 2050 Fund	218,121,200	100,115,363

*	Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Fund’s ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio’s purchases and sales.
6. BANK BORROWINGS
Each Fund and certain funds in the Trust are party to a $25,000,000 revolving credit agreement with the Bank of New York Mellon, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Funds pay an annual commitment fee equal to 0.15% of the unused balance, which is allocated pro rata.
For the year ended February 28, 2011, there were no borrowings by any Fund under the agreement.
7. DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the years ended February 28, 2011, and February 28, 2010 were as follows:

Notes to Financial Statements	Wells Fargo Advantage Dow Jones Target Date Funds 59

	Ordinary Income		Long-Term Capital Gain
	2011	2010	2011	2010
Target Today Fund	$14,013,401	$6,499,666	$0	$0
Target 2010 Fund	17,335,953	14,204,752	0	66,502
Target 2015 Fund	11,463,459	2,485,738	1,877,251	0
Target 2020 Fund	33,213,568	22,343,955	0	202,412
Target 2025 Fund	38,237,571	5,862,427	9,641,786	0
Target 2030 Fund	21,375,035	11,960,498	0	192,741
Target 2035 Fund	10,655,162	1,197,694	3,720,183	0
Target 2040 Fund	12,178,151	6,160,562	0	154,556
Target 2045 Fund	4,563,884	386,090	1,445,544	147,841
Target 2050 Fund	19,602,732	2,258,689	7,579,020	1,384,541
As of February 28, 2011, the components of distributable earnings on a tax basis were as follows.

	Undistributed	Undistributed
	Ordinary	Long-Term	Unrealized	Capital Loss
	Income	Gain	Gains (Losses)	Carryforward
Target Today Fund	$2,557,491	$764,020	$26,449,891	$0
Target 2010 Fund	1,826,936	0	48,277,113	(11,631,034)
Target 2015 Fund	1,923,290	1,911,190	39,083,516	0
Target 2020 Fund	4,881,871	0	155,797,229	(19,526,878)
Target 2025 Fund	6,378,961	10,078,803	173,045,751	0
Target 2030 Fund	3,117,480	0	180,125,466	(541,481)
Target 2035 Fund	1,676,463	4,361,249	75,126,294	0
Target 2040 Fund	1,447,456	2,408,394	143,990,487	0
Target 2045 Fund	0	1,579,983	32,697,393	0
Target 2050 Fund	893,599	5,783,279	96,942,351	0
8. INDEMNIFICATION
Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.
9. SUBSEQUENT DISTRIBUTIONS
On March 25, 2011, the Funds declared distributions from net investment income to shareholders of record on March 24, 2011. The per share amounts payable on March 28, 2011 were as follows:

	Dow Jones	Dow Jones	Dow Jones	Dow Jones	Dow Jones
	Target 2015	Target 2025	Target 2035	Target 2045	Target 2050
Net investment income	Fund	Fund	Fund	Fund	Fund
Administrator Class	$0.01593	$0.00828	$0.00645	$0.00572	$0.00571
Institutional Class	$0.02282	$0.01638	$0.00827	$0.00748	$0.00746
Investor Class	$0.01466	$0.00643	$0.00617	$0.00543	$0.00540
These distributions are not reflected in the accompanying financial statements.

60 Wells Fargo Advantage Dow Jones Target Date Funds	Report of Independent Registered Public Accounting Firm
BOARD OF TRUSTEES AND SHAREHOLDERS OF
WELLS FARGO FUNDS TRUST:
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Wells Fargo Advantage Dow Jones Target Today Fund, Wells Fargo Advantage Dow Jones Target 2010 Fund, Wells Fargo Advantage Dow Jones Target 2015 Fund, Wells Fargo Advantage Dow Jones Target 2020 Fund, Wells Fargo Advantage Dow Jones Target 2025 Fund, Wells Fargo Advantage Dow Jones Target 2030 Fund, Wells Fargo Advantage Dow Jones Target 2035 Fund, Wells Fargo Advantage Dow Jones Target 2040 Fund, Wells Fargo Advantage Dow Jones Target 2045 Fund, and Wells Fargo Advantage Dow Jones Target 2050 Fund, ten of the Funds constituting the Wells Fargo Funds Trust (the “Funds”), as of February 28, 2011, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of investments owned at February 28, 2011 by examination of the underlying Master Portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned Funds of Wells Fargo Funds Trust as of February 28, 2011, the results of their operations for the year then ended, and the changes in their net assets for each of the years in the two year period then ended, and the financial highlights for the periods presented, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
April 28, 2011

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 61
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Asset Backed Securities: 0.01%
$195,905	American Airlines 2009-1 Class A Pass Through Trust	10.38%	07/02/2019	$235,086
194,475	Continental Airlines 2009-2 Class A Pass Through Trust	7.25	05/10/2021	214,895

Total Asset Backed Securities (Cost: $454,513)				449,981

Corporate Bonds and Notes: 21.79%

Consumer Discretionary: 1.87%

Auto Components: 0.03%
100,000	Borgwarner Incorporated	4.63	09/15/2020	100,496
200,000	Johnson Controls Incorporated	1.75	03/01/2014	199,639
120,000	Johnson Controls Incorporated	4.25	03/01/2021	119,508
250,000	Johnson Controls Incorporated	4.88	09/15/2013	271,047
100,000	Johnson Controls Incorporated	5.00	03/30/2020	105,673
250,000	Johnson Controls Incorporated	5.50	01/15/2016	277,497
140,000	Johnson Controls Incorporated	5.70	03/01/2041	142,828
45,000	O’ Reilly Automotive Incorporated	4.88	01/14/2021	44,583

				1,261,271

Automobiles: 0.04%
830,000	Daimler Finance NA LLC	6.50	11/15/2013	935,529
425,000	Daimler Finance NA LLC	8.50	01/18/2031	570,988

				1,506,517

Diversified Consumer Services: 0.07%
500,000	Board of Trustees of The Leland Stanford Junior University, Stanford University	4.75	05/01/2019	538,130
100,000	Cornell University	5.45	02/01/2019	111,676
75,000	Dartmouth College	4.75	06/01/2019	79,944
250,000	Johns Hopkins University	5.25	07/01/2019	277,353
300,000	President & Fellows of Harvard College	4.88	10/15/2040	289,728
500,000	Princeton University	5.70	03/01/2039	546,040
250,000	Vanderbilt University	5.25	04/01/2019	276,653
325,000	Yale University	2.90	10/15/2014	337,182

				2,456,706

Hotels, Restaurants & Leisure: 0.11%
250,000	Darden Restaurants Incorporated	5.63	10/15/2012	266,148
105,000	Darden Restaurants Incorporated	6.20	10/15/2017	116,697
20,000	Darden Restaurants Incorporated	6.80	10/15/2037	22,141
250,000	International Game Technology	5.50	06/15/2020	255,816
425,000	Marriott International	5.81	11/10/2015	462,533
100,000	Marriott International Series J	5.63	02/15/2013	106,677
100,000	McDonald’s Corporation	5.80	10/15/2017	114,755
300,000	McDonald’s Corporation	6.30	10/15/2037	347,255
400,000	McDonald’s Corporation Series MTN	4.30	03/01/2013	424,107
400,000	McDonald’s Corporation Series MTN	5.35	03/01/2018	446,562
600,000	McDonald’s Corporation Series MTN	6.30	03/01/2038	695,173
250,000	Yum! Brands Incorporated	5.30	09/15/2019	266,043
600,000	Yum! Brands Incorporated	6.25	03/15/2018	677,645
50,000	Yum! Brands Incorporated	6.88	11/15/2037	56,728

				4,258,280

Household Durables: 0.05%
300,000	Fortune Brands Incorporated	3.00	06/01/2012	303,534
200,000	Fortune Brands Incorporated	5.38	01/15/2016	210,326
250,000	Fortune Brands Incorporated	6.38	06/15/2014	274,434

62 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Household Durables (continued)
$65,000	MDC Holdings Incorporated	5.38%	07/01/2015	$67,494
200,000	Newell Rubbermaid Incorporated	4.70	08/15/2020	198,363
200,000	Newell Rubbermaid Incorporated	5.50	04/15/2013	215,357
165,000	Newell Rubbermaid Incorporated	6.25	04/15/2018	181,770
115,000	Whirlpool Corporation	8.00	05/01/2012	123,266
320,000	Whirlpool Corporation	8.60	05/01/2014	371,915

				1,946,459

Internet & Catalog Retail: 0.01%
400,000	Expedia Incorporated	5.95	08/15/2020	404,500

Leisure Equipment & Products: 0.02%
300,000	Hasbro Incorporated	6.13	05/15/2014	326,208
155,000	Hasbro Incorporated	6.35	03/15/2040	155,405
100,000	Mattel Incorporated	4.35	10/01/2020	97,850
100,000	Mattel Incorporated	6.20	10/01/2040	98,265

				677,728

Media: 1.21%
180,000	CBS Corporation	4.63	05/15/2018	181,794
300,000	CBS Corporation	7.88	07/30/2030	349,864
500,000	CBS Corporation	8.88	05/15/2019	630,510
350,000	Comcast Corporation	4.95	06/15/2016	373,816
500,000	Comcast Corporation	5.15	03/01/2020	521,416
800,000	Comcast Corporation	5.30	01/15/2014	872,848
1,000,000	Comcast Corporation	5.70	07/01/2019	1,088,739
500,000	Comcast Corporation	5.85	11/15/2015	556,766
75,000	Comcast Corporation	5.88	02/15/2018	82,816
975,000	Comcast Corporation	5.90	03/15/2016	1,084,210
500,000	Comcast Corporation	6.30	11/15/2017	565,527
500,000	Comcast Corporation	6.40	03/01/2040	520,281
900,000	Comcast Corporation	6.45	03/15/2037	942,015
550,000	Comcast Corporation	6.50	11/15/2035	580,002
650,000	Comcast Corporation	6.55	07/01/2039	689,138
400,000	Comcast Corporation	6.95	08/15/2037	444,911
365,000	Comcast Corporation	8.38	03/15/2013	413,975
500,000	Cox Communications Incorporated	4.63	06/01/2013	533,930
180,000	Cox Communications Incorporated	5.45	12/15/2014	198,748
300,000	Cox Communications Incorporated	7.13	10/01/2012	326,552
285,000	DIRECTV Holdings LLC	3.55	03/15/2015	290,737
500,000	DIRECTV Holdings LLC	4.75	10/01/2014	537,838
330,000	DIRECTV Holdings LLC	5.20	03/15/2020	340,701
1,000,000	DIRECTV Holdings LLC	5.88	10/01/2019	1,084,031
145,000	DIRECTV Holdings LLC	6.35	03/15/2040	147,908
620,000	DIRECTV Holdings LLC	7.63	05/15/2016	682,000
350,000	DIRECTV Holdings LLC	4.60	02/15/2021	342,501
400,000	DIRECTV Holdings LLC	6.00	08/15/2040	391,334
250,000	Discovery Communications	3.70	06/01/2015	259,039
750,000	Discovery Communications	5.05	06/01/2020	786,650
250,000	Discovery Communications	6.35	06/01/2040	263,035
800,000	Historic TW Incorporated	6.63	05/15/2029	865,966
250,000	McGraw-Hill Company Incorporated	5.90	11/15/2017	273,985
800,000	NBC Universal Incorporated††	3.65	04/30/2015	817,333
1,500,000	NBC Universal Incorporated††	4.38	04/01/2021	1,443,680
1,000,000	NBC Universal Incorporated††	6.40	04/30/2040	1,044,754

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 63
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Media (continued)
$150,000	News America Incorporated††	4.50%	02/15/2021	$149,083
180,000	News America Incorporated	5.30	12/15/2014	199,347
135,000	News America Incorporated††	6.15	02/15/2041	137,222
750,000	News America Incorporated	6.40	12/15/2035	788,360
600,000	News America Incorporated	6.65	11/15/2037	643,151
1,300,000	News America Incorporated	6.90	03/01/2019	1,529,485
500,000	News America Incorporated	6.90	08/15/2039	559,546
250,000	News America Incorporated	8.15	10/17/2036	307,896
90,000	Omnicom Group Incorporated	4.45	08/15/2020	88,566
650,000	Omnicom Group Incorporated	6.25	07/15/2019	724,222
65,000	Reed Elsevier Capital Incorporated	4.63	06/15/2012	67,212
500,000	Reed Elsevier Capital Incorporated	8.63	01/15/2019	634,715
350,000	TCI Communications Incorporated	7.13	02/15/2028	392,714
500,000	TCI Communications Incorporated	8.75	08/01/2015	609,791
134,000	Thompson Reuters Corporation	5.85	04/15/2040	141,163
250,000	Time Warner Cable Incorporated	3.50	02/01/2015	256,007
500,000	Time Warner Cable Incorporated	4.13	02/15/2021	468,859
535,000	Time Warner Cable Incorporated	5.00	02/01/2020	542,894
850,000	Time Warner Cable Incorporated	5.40	07/02/2012	896,759
500,000	Time Warner Cable Incorporated	5.85	05/01/2017	550,441
600,000	Time Warner Cable Incorporated	6.20	07/01/2013	662,395
500,000	Time Warner Cable Incorporated	6.55	05/01/2037	519,148
1,000,000	Time Warner Cable Incorporated	6.75	07/01/2018	1,148,191
500,000	Time Warner Cable Incorporated	6.75	06/15/2039	532,228
800,000	Time Warner Cable Incorporated	7.30	07/01/2038	901,295
150,000	Time Warner Cable Incorporated	7.50	04/01/2014	173,219
150,000	Time Warner Cable Incorporated	8.25	02/14/2014	175,457
650,000	Time Warner Cable Incorporated	8.25	04/01/2019	800,426
204,000	Time Warner Cable Incorporated	8.75	02/14/2019	257,422
250,000	Time Warner Cable Incorporated	7.57	02/01/2024	297,527
300,000	Time Warner Cable Incorporated	8.38	07/15/2033	372,415
250,000	Time Warner Cable Incorporated	4.70	01/15/2021	251,282
500,000	Time Warner Cable Incorporated	4.88	03/15/2020	513,261
1,000,000	Time Warner Cable Incorporated	5.88	11/15/2016	1,118,637
250,000	Time Warner Cable Incorporated	5.88	11/15/2040	237,384
300,000	Time Warner Cable Incorporated	6.20	03/15/2040	305,697
252,000	Time Warner Cable Incorporated	6.50	11/15/2036	265,305
500,000	Time Warner Cable Incorporated	6.88	05/01/2012	532,261
825,000	Time Warner Cable Incorporated	7.63	04/15/2031	974,936
700,000	Time Warner Cable Incorporated	7.70	05/01/2032	834,852
150,000	Viacom Incorporated	4.38	09/15/2014	160,430
200,000	Viacom Incorporated	5.50	05/15/2033	182,101
150,000	Viacom Incorporated	5.63	09/15/2019	164,248
250,000	Viacom Incorporated	6.13	10/05/2017	282,718
480,000	Viacom Incorporated	6.25	04/30/2016	550,655
50,000	Viacom Incorporated	6.75	10/05/2037	55,377
680,000	Viacom Incorporated	6.88	04/30/2036	756,682
700,000	Walt Disney Company	4.50	12/15/2013	763,257
500,000	Walt Disney Company	4.70	12/01/2012	533,032
500,000	Walt Disney Company	5.50	03/15/2019	563,542
180,000	Walt Disney Company	6.38	03/01/2012	189,979
75,000	Walt Disney Company	7.00	03/01/2032	91,576
250,000	Walt Disney Company Series MTN	5.63	09/15/2016	286,023

				45,669,741

64 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Multiline Retail: 0.14%
$65,000	Kohl’s Corporation	6.00%	01/15/2033	$67,664
500,000	Kohl’s Corporation	6.25	12/15/2017	574,597
135,000	Nordstrom Incorporated	4.75	05/01/2020	139,449
500,000	Nordstrom Incorporated	6.25	01/15/2018	571,839
60,000	Nordstrom Incorporated	6.75	06/01/2014	68,556
350,000	Target Corporation	5.38	05/01/2017	396,852
1,000,000	Target Corporation	5.88	03/01/2012	1,053,805
300,000	Target Corporation	5.88	07/15/2016	345,083
500,000	Target Corporation	6.00	01/15/2018	574,765
400,000	Target Corporation	6.50	10/15/2037	460,083
150,000	Target Corporation	7.00	07/15/2031	179,887
800,000	Target Corporation	7.00	01/15/2038	970,058

				5,402,638

Specialty Retail: 0.18%
150,000	Autozone Incorporated	5.75	01/15/2015	165,210
200,000	Autozone Incorporated	5.88	10/15/2012	214,346
450,000	Autozone Incorporated	6.50	01/15/2014	503,317
100,000	Family Dollar Stores Incorporated	5.00	02/01/2021	98,918
200,000	Home Depot Incorporated	3.95	09/15/2020	196,720
550,000	Home Depot Incorporated	5.25	12/16/2013	603,324
680,000	Home Depot Incorporated	5.40	03/01/2016	756,788
200,000	Home Depot Incorporated	5.40	09/15/2040	190,375
1,000,000	Home Depot Incorporated	5.88	12/16/2036	1,013,898
150,000	Lowe’s Companies Incorporated	3.75	04/15/2021	145,202
400,000	Lowe’s Companies Incorporated	4.63	04/15/2020	419,509
600,000	Lowe’s Companies Incorporated	5.00	10/15/2015	660,944
250,000	Lowe’s Companies Incorporated	5.80	10/15/2036	263,189
110,000	Lowe’s Companies Incorporated	5.80	04/15/2040	115,746
75,000	Lowe’s Companies Incorporated	6.50	03/15/2029	84,703
350,000	Lowe’s Companies Incorporated	6.65	09/15/2037	405,827
500,000	Staples Incorporated	9.75	01/15/2014	603,975
250,000	TJX Companies Incorporated	4.20	08/15/2015	266,554
85,000	TJX Companies Incorporated	6.95	04/15/2019	101,837

				6,810,382

Textiles, Apparel & Luxury Goods: 0.01%
50,000	Cintas Corporation	6.15	08/15/2036	53,847
100,000	VF Corporation	5.95	11/01/2017	113,573
150,000	VF Corporation	6.45	11/01/2037	172,107

				339,527

Consumer Staples: 1.87%

Beverages: 0.38%
180,000	Anheuser-Busch Companies Incorporated	4.38	01/15/2013	189,819
200,000	Anheuser-Busch Companies Incorporated	5.50	01/15/2018	220,141
50,000	Anheuser-Busch Companies Incorporated	5.60	03/01/2017	55,687
250,000	Anheuser-Busch Companies Incorporated	5.75	04/01/2036	257,057
750,000	Anheuser-Busch InBev Worldwide Incorporated	3.00	10/15/2012	773,596
625,000	Anheuser-Busch InBev Worldwide Incorporated	4.13	01/15/2015	664,226
30,000	Anheuser-Busch InBev Worldwide Incorporated	4.38	02/15/2021	30,106
500,000	Anheuser-Busch InBev Worldwide Incorporated	5.00	04/15/2020	528,076
900,000	Anheuser-Busch InBev Worldwide Incorporated	5.38	01/15/2020	975,487
750,000	Anheuser-Busch InBev Worldwide Incorporated	6.38	01/15/2040	853,863
45,000	Anheuser-Busch InBev Worldwide Incorporated	2.88	02/15/2016	44,844

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 65
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Beverages (continued)
$500,000	Bottling Group LLC	5.00%	11/15/2013	$547,608
100,000	Brown-Forman Corporation	2.50	01/15/2016	98,685
150,000	Brown-Forman Corporation	5.20	04/01/2012	156,534
450,000	Coca-Cola Company	0.75	11/15/2013	444,119
1,200,000	Coca-Cola Company	1.50	11/15/2015	1,147,601
1,010,000	Coca-Cola Company	3.15	11/15/2020	942,273
300,000	Coca-Cola Company	3.63	03/15/2014	318,359
500,000	Coca-Cola Enterprises Incorporated	3.50	09/15/2020	473,108
100,000	Coca-Cola Enterprises Incorporated	5.00	08/15/2013	108,944
500,000	Coca-Cola Enterprises Incorporated	7.38	03/03/2014	581,298
150,000	Diageo Investment Corporation	7.45	04/15/2035	188,797
250,000	Dr Pepper Snapple Group Incorporated	2.35	12/21/2012	255,260
100,000	Dr Pepper Snapple Group Incorporated	7.45	05/01/2038	123,214
500,000	PepsiCo Incorporated	4.38	02/15/2014	538,736
100,000	PepsiCo Incorporated	7.00	03/01/2029	123,551
200,000	PepsiCo Incorporated	3.10	01/15/2015	207,119
1,000,000	PepsiCo Incorporated	3.13	11/01/2020	925,588
500,000	PepsiCo Incorporated	3.75	03/01/2014	531,398
200,000	PepsiCo Incorporated	4.50	01/15/2020	209,266
750,000	PepsiCo Incorporated	5.00	06/01/2018	820,556
600,000	PepsiCo Incorporated	5.50	01/15/2040	626,709
500,000	PepsiCo Incorporated	7.90	11/01/2018	634,120

				14,595,745

Food & Staples Retailing: 0.54%
300,000	Ahold Finance USA LLC	6.88	05/01/2029	329,467
100,000	Costco Wholesale Corporation	5.30	03/15/2012	104,848
400,000	Costco Wholesale Corporation	5.50	03/15/2017	456,352
250,000	CVS Caremark Corporation	3.25	05/18/2015	253,535
250,000	CVS Caremark Corporation	4.75	05/18/2020	256,360
400,000	CVS Caremark Corporation	5.75	06/01/2017	444,389
250,000	CVS Caremark Corporation	6.13	08/15/2016	283,532
700,000	CVS Caremark Corporation	6.13	09/15/2039	726,537
265,000	CVS Caremark Corporation	6.25	06/01/2027	290,038
500,000	CVS Caremark Corporation	6.30	06/01/2062	492,500
500,000	CVS Caremark Corporation	6.60	03/15/2019	579,620
500,000	Delhaize America Incorporated	9.00	04/15/2031	656,149
150,000	Kroger Company	3.90	10/01/2015	155,797
100,000	Kroger Company	4.95	01/15/2015	107,998
200,000	Kroger Company	5.50	02/01/2013	214,898
800,000	Kroger Company	6.15	01/15/2020	902,445
350,000	Kroger Company	6.75	04/15/2012	371,303
300,000	Kroger Company	6.90	04/15/2038	341,649
250,000	Kroger Company	7.50	01/15/2014	286,451
75,000	Kroger Company	7.50	04/01/2031	89,303
750,000	Safeway Incorporated	5.00	08/15/2019	769,775
89,000	Safeway Incorporated	5.80	08/15/2012	95,056
500,000	Safeway Incorporated	6.25	03/15/2014	553,511
75,000	Safeway Incorporated	7.25	02/01/2031	83,569
500,000	Starbucks Corporation	6.25	08/15/2017	559,129
250,000	Sysco Corporation	4.20	02/12/2013	264,518
200,000	Sysco Corporation	6.63	03/17/2039	243,167
1,250,000	Wal-Mart Stores Incorporated	2.25	07/08/2015	1,248,318
150,000	Wal-Mart Stores Incorporated	2.88	04/01/2015	153,494
500,000	Wal-Mart Stores Incorporated	3.20	05/15/2014	523,928

66 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Food & Staples Retailing (continued)
$1,100,000	Wal-Mart Stores Incorporated	3.63%	07/08/2020	$1,069,301
1,380,000	Wal-Mart Stores Incorporated	4.55	05/01/2013	1,482,880
850,000	Wal-Mart Stores Incorporated	4.88	07/08/2040	789,317
825,000	Wal-Mart Stores Incorporated	5.25	09/01/2035	819,854
700,000	Wal-Mart Stores Incorporated	5.80	02/15/2018	800,509
100,000	Wal-Mart Stores Incorporated	5.88	04/05/2027	110,631
1,000,000	Wal-Mart Stores Incorporated	6.20	04/15/2038	1,113,145
1,000,000	Wal-Mart Stores Incorporated	6.50	08/15/2037	1,153,900
500,000	Wal-Mart Stores Incorporated	7.55	02/15/2030	638,419
500,000	Walgreen Company	4.88	08/01/2013	542,912
250,000	Walgreen Company	5.25	01/15/2019	275,579

				20,634,083

Food Products: 0.46%
350,000	Archer-Daniels-Midland Company	5.38	09/15/2035	353,573
100,000	Archer-Daniels-Midland Company	5.45	03/15/2018	110,085
500,000	Archer-Daniels-Midland Company	5.94	10/01/2032	540,504
300,000	Bunge Limited Finance Corporation	5.10	07/15/2015	307,765
500,000	Bunge Limited Finance Corporation	8.50	06/15/2019	593,982
300,000	Campbell Soup Company	3.38	08/15/2014	315,740
285,000	Campbell Soup Company	4.50	02/15/2019	301,760
250,000	Campbell Soup Company	4.88	10/01/2013	273,436
500,000	ConAgra Foods Incorporated	7.00	04/15/2019	570,307
120,000	ConAgra Foods Incorporated	8.25	09/15/2030	146,080
300,000	Corn Products International Incorporated	4.63	11/01/2020	295,721
300,000	General Mills Incorporated	5.25	08/15/2013	327,720
345,000	General Mills Incorporated	5.40	06/15/2040	345,475
1,000,000	General Mills Incorporated	5.65	02/15/2019	1,111,314
100,000	General Mills Incorporated	5.70	02/15/2017	113,050
500,000	Hershey Company	4.13	12/01/2020	502,575
100,000	HJ Heinz Company	5.35	07/15/2013	109,167
200,000	HJ Heinz Company	6.00	03/15/2012	210,345
250,000	HJ Heinz Company	6.75	03/15/2032	283,588
350,000	Kellogg Company	4.00	12/15/2020	344,137
300,000	Kellogg Company Series B	4.15	11/15/2019	303,264
500,000	Kellogg Company Series B	4.25	03/06/2013	529,303
350,000	Kellogg Company Series B	7.45	04/01/2031	439,766
350,000	Kraft Foods Incorporated	2.63	05/08/2013	359,405
350,000	Kraft Foods Incorporated	5.25	10/01/2013	379,980
1,000,000	Kraft Foods Incorporated	6.13	08/23/2018	1,124,003
800,000	Kraft Foods Incorporated	6.25	06/01/2012	850,200
250,000	Kraft Foods Incorporated	6.50	08/11/2017	287,186
75,000	Kraft Foods Incorporated	6.50	11/01/2031	82,416
600,000	Kraft Foods Incorporated	6.88	02/01/2038	673,106
100,000	Kraft Foods Incorporated	6.88	01/26/2039	112,214
360,000	Kraft Foods Incorporated	7.00	08/11/2037	408,978
1,100,000	Kraft Foods Incorporated Class A	4.13	02/09/2016	1,146,585
1,050,000	Kraft Foods Incorporated Class A	5.38	02/10/2020	1,116,955
950,000	Kraft Foods Incorporated Class A	6.50	02/09/2040	1,023,044
200,000	Mead Johnson Nutrition Company	3.50	11/01/2014	207,176
250,000	Mead Johnson Nutrition Company	4.90	11/01/2019	260,554
100,000	Mead Johnson Nutrition Company	5.90	11/01/2039	103,520
200,000	Ralcorp Holdings Incorporated	6.63	08/15/2039	205,319
500,000	Sara Lee Corporation	3.88	06/15/2013	515,667

				17,284,965

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 67
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Household Products: 0.16%
$150,000	Clorox Company	5.00%	03/01/2013	$159,633
300,000	Clorox Company	5.00	01/15/2015	323,967
100,000	Clorox Company	5.45	10/15/2012	106,563
90,000	Clorox Company	5.95	10/15/2017	100,554
40,000	Colgate-Palmolive Company	3.15	08/05/2015	41,331
200,000	Colgate-Palmolive Company Series MTN	2.95	11/01/2020	186,201
100,000	Colgate-Palmolive Company Series MTN	5.20	11/07/2016	113,192
750,000	Kimberly-Clark Corporation	3.63	08/01/2020	733,864
300,000	Kimberly-Clark Corporation	5.00	08/15/2013	327,746
45,000	Kimberly-Clark Corporation	5.30	03/01/2041	45,675
200,000	Kimberly-Clark Corporation	6.13	08/01/2017	232,802
200,000	Kimberly-Clark Corporation	6.63	08/01/2037	240,669
100,000	Kimberly-Clark Corporation	7.50	11/01/2018	125,010
1,150,000	Procter & Gamble Company	1.38	08/01/2012	1,161,495
400,000	Procter & Gamble Company	3.50	02/15/2015	420,294
500,000	Procter & Gamble Company	4.70	02/15/2019	541,843
500,000	Procter & Gamble Company	4.85	12/15/2015	552,374
500,000	Procter & Gamble Company	5.55	03/05/2037	542,841
100,000	Procter & Gamble Company	5.80	08/15/2034	111,564

				6,067,618

Personal Products: 0.07%
350,000	Avon Products Incorporated	4.20	07/15/2018	355,103
500,000	Avon Products Incorporated	5.63	03/01/2014	550,101
200,000	Estee Lauder Companies Incorporated	6.00	05/15/2037	216,701
300,000	Unilever Capital Corporation	2.75	02/10/2016	302,680
750,000	Unilever Capital Corporation	3.65	02/15/2014	794,482
300,000	Unilever Capital Corporation	4.25	02/10/2021	304,763
200,000	Unilever Capital Corporation	5.90	11/15/2032	222,239

				2,746,069

Tobacco: 0.26%
500,000	Altria Group Incorporated	4.13	09/11/2015	519,536
500,000	Altria Group Incorporated	8.50	11/10/2013	589,092
1,000,000	Altria Group Incorporated	9.25	08/06/2019	1,298,867
1,050,000	Altria Group Incorporated	9.70	11/10/2018	1,382,854
350,000	Altria Group Incorporated	9.95	11/10/2038	486,606
500,000	Altria Group Incorporated	10.20	02/06/2039	707,190
250,000	Lorillard Tobacco Company	6.88	05/01/2020	259,158
155,000	Lorillard Tobacco Company	8.13	06/23/2019	173,799
250,000	Lorillard Tobacco Company	8.13	05/01/2040	265,267
500,000	Philip Morris International Incorporated	4.50	03/26/2020	516,149
125,000	Philip Morris International Incorporated	4.88	05/16/2013	134,571
700,000	Philip Morris International Incorporated	5.65	05/16/2018	786,888
600,000	Philip Morris International Incorporated	6.38	05/16/2038	686,608
750,000	Philip Morris International Incorporated	6.88	03/17/2014	863,510
200,000	Reynolds American Incorporated	7.25	06/15/2037	212,198
650,000	Reynolds American Incorporated	7.63	06/01/2016	772,351
100,000	UST Incorporated	5.75	03/01/2018	106,370

				9,761,014

68 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Energy: 1.53%

Energy Equipment & Services: 0.10%
$500,000	Baker Hughes Incorporated	5.13%	09/15/2040	$476,967
250,000	Baker Hughes Incorporated	6.88	01/15/2029	292,541
100,000	Baker Hughes Incorporation	6.50	11/15/2013	113,311
75,000	Baker Hughes Incorporation	7.50	11/15/2018	93,610
100,000	Cameron International Corporation	7.00	07/15/2038	115,591
300,000	Diamond Offshore Drilling Incorporated	5.70	10/15/2039	296,639
65,000	Diamond Offshore Drilling Incorporated	5.88	05/01/2019	71,744
350,000	Halliburton Company	6.15	09/15/2019	401,491
650,000	Halliburton Company	7.45	09/15/2039	823,615
300,000	Rowan Companies Incorporated	7.88	08/01/2019	356,119
300,000	Smith International Incorporated	9.75	03/15/2019	419,680
10,000	Weatherford International Limited	5.15	03/15/2013	10,565
300,000	Weatherford International Limited	6.50	08/01/2036	311,811
50,000	Weatherford International Limited	7.00	03/15/2038	54,515

				3,838,199

Oil, Gas & Consumable Fuels: 1.43%
600,000	Anadarko Petroleum Corporation	5.95	09/15/2016	657,991
300,000	Anadarko Petroleum Corporation	6.20	03/15/2040	293,669
500,000	Anadarko Petroleum Corporation	6.38	09/15/2017	557,297
750,000	Anadarko Petroleum Corporation	6.45	09/15/2036	755,606
500,000	Anadarko Petroleum Corporation	7.63	03/15/2014	572,481
200,000	Anadarko Petroleum Corporation	8.70	03/15/2019	246,967
500,000	Apache Corporation	3.63	02/01/2021	472,932
350,000	Apache Corporation	5.10	09/01/2040	324,878
100,000	Apache Corporation	5.25	04/15/2013	108,212
100,000	Apache Corporation	5.25	02/01/2042	94,859
380,000	Apache Corporation	5.63	01/15/2017	426,553
500,000	Apache Corporation	6.00	01/15/2037	528,530
100,000	Apache Corporation	6.25	04/15/2012	105,834
150,000	BJ Services Company	6.00	06/01/2018	171,582
150,000	Boardwalk Pipelines LP	5.75	09/15/2019	161,292
100,000	Boardwalk Pipelines LP	5.88	11/15/2016	109,772
60,000	Buckeye Partners LP	4.88	02/01/2021	59,692
150,000	Buckeye Partners LP	5.50	08/15/2019	155,846
100,000	Buckeye Partners LP	6.05	01/15/2018	109,693
65,000	Canadian Natural Resources Limited	4.90	12/01/2014	70,823
200,000	Cenovus Energy Incorporarted	5.70	10/15/2019	223,115
65,000	Centerpoint Energy Resources Corporation††	4.50	01/15/2021	64,313
110,000	Centerpoint Energy Resources Corporation††	5.85	01/15/2041	109,991
150,000	Centerpoint Energy Resources Corporation	6.13	11/01/2017	168,599
50,000	Centerpoint Energy Resources Corporation	6.63	11/01/2037	55,195
225,000	Centerpoint Energy Resources Corporation Series B	7.88	04/01/2013	254,788
100,000	Centerpoint Energy Resources Corporation Series MTN	6.00	05/15/2018	111,973
500,000	Chevron Corporation	3.45	03/03/2012	513,109
500,000	Chevron Corporation	3.95	03/03/2014	534,987
500,000	Chevron Corporation	4.95	03/03/2019	557,965
150,000	ConocoPhillips Company	4.40	05/15/2013	159,934
250,000	ConocoPhillips Company	5.90	10/15/2032	271,178
100,000	ConocoPhillips Company	5.90	05/15/2038	107,076
1,150,000	ConocoPhillips Company	6.50	02/01/2039	1,334,932
300,000	ConocoPhillips Company	6.95	04/15/2029	361,898
500,000	ConocoPhllips Company	4.60	01/15/2015	544,150
1,425,000	ConocoPhllips Company	4.75	02/01/2014	1,554,393

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 69
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Oil, Gas & Consumable Fuels (continued)
$750,000	ConocoPhllips Company	5.75%	02/01/2019	$850,145
750,000	ConocoPhllips Company	6.00	01/15/2020	860,403
600,000	Devon Energy Corporation	6.30	01/15/2019	704,878
500,000	Devon Energy Corporation	7.95	04/15/2032	650,355
120,000	Devon Financing Corporation ULC	7.88	09/30/2031	154,489
500,000	El Paso Energy Corporation††	5.90	04/01/2017	540,594
150,000	El Paso Natural Gas Company	5.95	04/15/2017	163,482
350,000	El Paso Natural Gas Company	8.38	06/15/2032	434,432
380,000	Enbridge Energy Partners LP	5.20	03/15/2020	394,018
200,000	Enbridge Energy Partners LP	5.50	09/15/2040	186,236
65,000	Enbridge Energy Partners LP	5.88	12/15/2016	72,705
125,000	Enbridge Energy Partners LP	9.88	03/01/2019	166,080
100,000	Enbridge Incorporated	5.60	04/01/2017	111,486
300,000	Enbridge Incorporated	5.80	06/15/2014	333,373
300,000	Encana Corporation	5.90	12/01/2017	341,050
250,000	Energy Transfer Partners LP	6.00	07/01/2013	272,160
55,000	Energy Transfer Partners LP	6.13	02/15/2017	61,107
30,000	Energy Transfer Partners LP	6.63	10/15/2036	31,783
100,000	Energy Transfer Partners LP	6.70	07/01/2018	114,005
100,000	Energy Transfer Partners LP	7.50	07/01/2038	116,560
1,000,000	Energy Transfer Partners LP	9.00	04/15/2019	1,274,861
100,000	Enterprise Products Operating LLC	3.20	02/01/2016	99,816
500,000	Enterprise Products Operating LLC	4.60	08/01/2012	521,499
500,000	Enterprise Products Operating LLC	5.20	09/01/2020	515,491
500,000	Enterprise Products Operating LLC	5.25	01/31/2020	515,766
100,000	Enterprise Products Operating LLC	5.95	02/01/2041	97,265
1,000,000	Enterprise Products Operating LLC	6.13	10/15/2039	1,001,934
250,000	Enterprise Products Operating LLC	6.65	04/15/2018	286,879
100,000	Enterprise Products Operating LLC	7.55	04/15/2038	118,499
565,000	Enterprise Products Operating LLC Series G	5.60	10/15/2014	626,500
75,000	Enterprise Products Operating LLC Series D	6.88	03/01/2033	82,470
500,000	EOG Resources Incorporated	2.95	06/01/2015	503,249
200,000	EOG Resources Incorporated	4.10	02/01/2021	193,435
300,000	EOG Resources Incorporated	4.40	06/01/2020	300,797
75,000	EOG Resources Incorporated	5.63	06/01/2019	82,575
400,000	EOG Resources Incorporated	6.88	10/01/2018	472,687
325,000	EQT Corporation	8.13	06/01/2019	385,308
100,000	Equitable Resources Incorporated	6.50	04/01/2018	108,448
300,000	Hess Corporation	5.60	02/15/2041	290,271
350,000	Hess Corporation	6.00	01/15/2040	357,739
384,000	Hess Corporation	7.30	08/15/2031	450,399
180,000	Hess Corporation	7.88	10/01/2029	221,651
500,000	Hess Corporation	8.13	02/15/2019	627,954
565,000	Husky Energy Incorporated	7.25	12/15/2019	671,502
100,000	Kaneb Pipe Line Operating Partnership LP	5.88	06/01/2013	107,575
200,000	Kerr-McGee Corporation	6.95	07/01/2024	224,297
125,000	Kinder Morgan Energy Partners LP	5.30	09/15/2020	129,444
100,000	Kinder Morgan Energy Partners LP	5.00	12/15/2013	108,671
500,000	Kinder Morgan Energy Partners LP	5.13	11/15/2014	542,452
1,000,000	Kinder Morgan Energy Partners LP	5.80	03/01/2021	1,068,819
100,000	Kinder Morgan Energy Partners LP	5.80	03/15/2035	95,875
750,000	Kinder Morgan Energy Partners LP	6.50	09/01/2039	766,727
500,000	Kinder Morgan Energy Partners LP Series MTN	6.95	01/15/2038	537,028
100,000	Magellan Midstream Partners LP	6.40	07/15/2018	112,869
575,000	Magellan Midstream Partners LP	6.55	07/15/2019	656,821

70 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Oil, Gas & Consumable Fuels (continued)
$625,000	Marathon Oil Corporation	6.00%	10/01/2017	$713,404
450,000	Marathon Oil Corporation	6.60	10/01/2037	491,977
555,000	Marathon Petroleum Corporation††	3.50	03/01/2016	557,715
35,000	Marathon Petroleum Corporation††	5.13	03/01/2021	35,502
545,000	Marathon Petroleum Corporation††	6.50	03/01/2041	552,135
200,000	Murphy Oil Corporation	7.05	05/01/2029	219,967
300,000	Nabors Industries Incorporated	5.00	09/15/2020	298,646
500,000	Nabors Industries Incorporated	6.15	02/15/2018	544,161
500,000	Nabors Industries Incorporated	9.25	01/15/2019	627,260
300,000	Nexen Incorporated	5.05	11/20/2013	320,855
120,000	Nexen Incorporated	7.88	03/15/2032	133,166
65,000	Noble Energy Incorporated	6.00	03/01/2041	66,464
350,000	Noble Energy Incorporated	8.25	03/01/2019	441,071
170,000	Northwest Pipeline Corporation	6.05	06/15/2018	190,520
250,000	Nustar Logistics LP	4.80	09/01/2020	244,226
100,000	Occidental Petroleum Corporation	2.50	02/01/2016	99,204
360,000	Occidental Petroleum Corporation	4.10	02/01/2021	356,221
400,000	Occidental Petroleum Corporation	4.13	06/01/2016	429,049
500,000	Occidental Petroleum Corporation	7.00	11/01/2013	575,890
300,000	ONEOK Partners LP	5.90	04/01/2012	314,592
100,000	ONEOK Partners LP	6.13	02/01/2041	99,653
200,000	ONEOK Partners LP	6.15	10/01/2016	226,249
500,000	ONEOK Partners LP	6.85	10/15/2037	549,010
350,000	ONEOK Partners LP	8.63	03/01/2019	442,973
500,000	Petrobras International Finance Company	2.90	10/15/2014	516,256
500,000	Plains All American Pipeline LP	4.25	09/01/2012	519,604
200,000	Plains All American Pipeline LP	5.00	02/01/2021	200,602
50,000	Plains All American Pipeline LP	6.13	01/15/2017	55,699
150,000	Plains All American Pipeline LP	6.50	05/01/2018	168,373
200,000	Plains All American Pipeline LP	6.65	01/15/2037	211,772
400,000	Plains All American Pipeline LP	8.75	05/01/2019	502,220
100,000	Spectra Energy Capital LLC	5.90	09/15/2013	109,469
100,000	Spectra Energy Capital LLC	7.50	09/15/2038	117,575
300,000	Statoil Asa	5.10	08/17/2040	288,933
100,000	Sunoco Incorporated	5.75	01/15/2017	105,640
200,000	Sunoco Incorporated	9.63	04/15/2015	240,191
250,000	Sunoco Logistics Partner	6.85	02/15/2040	263,704
150,000	Talisman Energy Incorporated	3.75	02/01/2021	139,779
325,000	Texas Eastern Transmission LP	7.00	07/15/2032	383,518
140,000	Total Capital Canada Limited	1.63	01/28/2014	140,320
500,000	Total Capital SA	3.00	06/24/2015	508,582
100,000	Total Capital SA	4.13	01/28/2021	99,202
65,000	TransCanada PipeLines Limited	4.88	01/15/2015	70,564
100,000	TransCanada PipeLines Limited	5.60	03/31/2034	99,355
105,000	Transcontinental Gas Pipe Line Corporation	6.05	06/15/2018	117,674
100,000	Transocean Incorporated	6.50	11/15/2020	110,084
300,000	Transocean Incorporated	6.80	03/15/2038	315,325
220,000	Transocean Incorporated	7.50	04/15/2031	243,158
65,000	Valero Energy Corporation	4.50	02/01/2015	68,701
500,000	Valero Energy Corporation	6.13	06/15/2017	554,687
65,000	Valero Energy Corporation	6.13	02/01/2020	70,128
500,000	Valero Energy Corporation	6.63	06/15/2037	510,944
500,000	Valero Energy Corporation	6.88	04/15/2012	530,268
300,000	Valero Energy Corporation	7.50	04/15/2032	334,166
450,000	Valero Energy Corporation	9.38	03/15/2019	573,357
300,000	Weatherford Intermational Limited	6.75	09/15/2040	321,366

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 71
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Oil, Gas & Consumable Fuels (continued)
$200,000	Weatherford International Limited	5.13%	09/15/2020	$204,155
200,000	Williams Companies Incorporated	7.88	09/01/2021	249,976
444,000	Williams Companies Incorporated	8.75	03/15/2032	576,037
600,000	Williams Partners LP	3.80	02/15/2015	622,601
300,000	Williams Partners LP	4.13	11/15/2020	284,112
140,000	Williams Partners LP	5.25	03/15/2020	145,780
390,000	Williams Partners LP	6.30	04/15/2040	403,241
1,000,000	XTO Energy Incorporated	5.75	12/15/2013	1,125,005

				54,261,052

Financials: 8.36%

Capital Markets: 1.65%
300,000	Ameriprise Financial Incorporated	5.30	03/15/2020	319,213
400,000	Ameriprise Financial Incorporated	5.65	11/15/2015	444,674
65,000	Ameriprise Financial Incorporated	7.30	06/28/2019	77,842
150,000	Bank of New York Mellon Corporation	1.50	01/31/2014	150,138
500,000	Bank of New York Mellon Corporation	2.50	01/15/2016	496,769
100,000	Bank of New York Mellon Corporation	4.15	02/01/2021	99,356
415,000	Bank of New York Mellon Corporation	4.30	05/15/2014	447,468
1,000,000	Bank of New York Mellon Corporation	5.45	05/15/2019	1,104,842
650,000	Bank of New York Mellon Corporation Series MTN	4.95	11/01/2012	693,629
180,000	Bear Stearns Companies Incorporated	5.30	10/30/2015	196,014
1,025,000	Bear Stearns Companies Incorporated	5.55	01/22/2017	1,098,160
120,000	Bear Stearns Companies Incorporated	6.40	10/02/2017	136,389
1,500,000	Bear Stearns Companies Incorporated	7.25	02/01/2018	1,767,263
1,000,000	Bear Stearns Companies Incorporated Series MTN	6.95	08/10/2012	1,083,126
100,000	Berkshire Hathaway Finance Corporation	1.50	01/10/2014	99,994
250,000	Berkshire Hathaway Finance Corporation	4.00	04/15/2012	259,075
500,000	Berkshire Hathaway Finance Corporation	4.25	01/15/2021	499,718
500,000	Berkshire Hathaway Finance Corporation	4.85	01/15/2015	547,597
1,275,000	Berkshire Hathaway Finance Corporation	5.00	08/15/2013	1,389,881
350,000	Berkshire Hathaway Finance Corporation	5.40	05/15/2018	387,534
250,000	Berkshire Hathaway Finance Corporation	5.75	01/15/2040	263,979
500,000	Berkshire Hathaway Incorporated	2.13	02/11/2013	511,170
500,000	Berkshire Hathaway Incorporated	3.20	02/11/2015	516,428
350,000	BlackRock Incorporated	6.25	09/15/2017	399,957
300,000	BlackRock Incorporated	3.50	12/10/2014	314,949
250,000	BlackRock Incorporated	5.00	12/10/2019	262,985
800,000	BP Capital Markets plc	3.13	10/01/2015	811,387
500,000	BP Capital Markets plc	4.50	10/01/2020	502,551
200,000	Charles Schwab Corporation	4.45	07/22/2020	202,752
425,000	Charles Schwab Corporation	4.95	06/01/2014	463,522
50,000	Eaton Vance Corporation	6.50	10/02/2017	56,916
200,000	Franklin Resources Incorporated	2.00	05/20/2013	202,652
1,100,000	Goldman Sachs Group Incorporated	3.25	06/15/2012	1,138,559
750,000	Goldman Sachs Group Incorporated	3.63	08/01/2012	775,204
1,200,000	Goldman Sachs Group Incorporated	4.75	07/15/2013	1,277,382
2,500,000	Goldman Sachs Group Incorporated	5.13	01/15/2015	2,691,128
1,360,000	Goldman Sachs Group Incorporated	5.15	01/15/2014	1,468,759
275,000	Goldman Sachs Group Incorporated	5.35	01/15/2016	296,022
1,500,000	Goldman Sachs Group Incorporated	5.38	03/15/2020	1,541,129
1,000,000	Goldman Sachs Group Incorporated	5.45	11/01/2012	1,066,610
500,000	Goldman Sachs Group Incorporated	5.75	10/01/2016	546,287
1,070,000	Goldman Sachs Group Incorporated	5.95	01/15/2027	1,073,326
1,045,000	Goldman Sachs Group Incorporated	6.00	05/01/2014	1,157,165

72 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Capital Markets (continued)
$500,000	Goldman Sachs Capital II	5.79%	06/01/2043	$430,000
500,000	Goldman Sachs Group Incorporated	6.25	02/01/2041	508,830
750,000	Goldman Sachs Group Incorporated	6.35	02/15/2034	734,453
1,500,000	Goldman Sachs Group Incorporated	6.13	02/15/2033	1,552,452
1,750,000	Goldman Sachs Group Incorporated	6.15	04/01/2018	1,917,185
1,250,000	Goldman Sachs Group Incorporated	6.25	09/01/2017	1,388,115
1,000,000	Goldman Sachs Group Incorporated	6.45	05/01/2036	987,427
1,425,000	Goldman Sachs Group Incorporated	6.75	10/01/2037	1,460,562
1,300,000	Goldman Sachs Group Incorporated	7.50	02/15/2019	1,532,318
150,000	Jefferies Group Incorporated	6.25	01/15/2036	138,470
150,000	Jefferies Group Incorporated	6.45	06/08/2027	150,131
150,000	Jefferies Group Incorporated	6.88	04/15/2021	160,907
700,000	Jefferies Group Incorporated	8.50	07/15/2019	828,402
1,000,000	Morgan Stanley	2.25	03/13/2012	1,018,837
1,000,000	Morgan Stanley	4.20	11/20/2014	1,038,243
1,200,000	Morgan Stanley	4.75	04/01/2014	1,254,646
525,000	Morgan Stanley	5.38	10/15/2015	559,825
500,000	Morgan Stanley	5.50	07/24/2020	505,224
1,300,000	Morgan Stanley	6.00	05/13/2014	1,422,428
1,500,000	Morgan Stanley	6.60	04/01/2012	1,590,818
470,000	Morgan Stanley	7.25	04/01/2032	555,458
400,000	Morgan Stanley	7.30	05/13/2019	455,821
1,000,000	Morgan Stanley Series EMTN	5.45	01/09/2017	1,054,424
2,000,000	Morgan Stanley Series GMTN	5.50	01/26/2020	2,026,168
1,500,000	Morgan Stanley Series GMTN	5.75	10/18/2016	1,616,679
1,500,000	Morgan Stanley Series MTN	5.25	11/02/2012	1,597,008
850,000	Morgan Stanley Series MTN	5.55	04/27/2017	899,016
2,000,000	Morgan Stanley Series MTN	5.63	09/23/2019	2,054,510
1,500,000	Morgan Stanley Series MTN	6.00	04/28/2015	1,642,221
1,500,000	Morgan Stanley Series MTN	6.63	04/01/2018	1,658,160
540,000	Northern Trust Corporation	4.63	05/01/2014	588,048
100,000	Raymond James Financial Incorporated	8.60	08/15/2019	121,069
200,000	TD Ameritrade Holding Corporation	5.60	12/01/2019	211,994

				62,499,350

Commercial Banks: 1.37%
150,000	Abbey National Capital Trust I	8.96	12/29/2049	165,000
500,000	Ally Financial Incorporated	1.75	10/30/2012	509,346
1,000,000	Ally Financial Incorporated	2.20	12/19/2012	1,025,828
300,000	Bank N S Halifax	2.05	10/07/2015	292,564
500,000	Bank of the West (San Francisco CA)	2.15	03/27/2012	509,615
240,000	Bank One Corporation	7.63	10/15/2026	285,936
550,000	Bank One Corporation	8.00	04/29/2027	675,062
200,000	Barclays Bank plc	2.38	01/13/2014	201,005
800,000	Barclays Bank plc	5.14	10/14/2020	759,531
300,000	BNP Paribas	2.13	12/21/2012	304,488
650,000	BNP Paribas	5.00	01/15/2021	655,873
100,000	Branch Banking & Trust Capital Trust IV	6.82	06/12/2057	101,722
150,000	Branch Banking & Trust Corporation	3.38	09/25/2013	156,761
1,000,000	Branch Banking & Trust Corporation	3.85	07/27/2012	1,038,084
350,000	Branch Banking & Trust Corporation	3.95	04/29/2016	362,543
250,000	Branch Banking & Trust Corporation	5.20	12/23/2015	268,937
100,000	Branch Banking & Trust Corporation	5.63	09/15/2016	110,228
500,000	Branch Banking & Trust Corporation	6.85	04/30/2019	579,330
500,000	Canadian Imperial Bank	1.45	09/13/2013	498,420

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 73
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Commercial Banks (continued)
$750,000	Capital One Bank USA NA	8.80%	07/15/2019	$947,251
200,000	Capital One Capital III	7.69	08/15/2036	205,750
250,000	Capital One Capital IV	6.75	02/17/2037	250,000
300,000	Capital One Capital V	10.25	08/15/2039	325,875
659,000	Capital One Capital VI	8.88	05/15/2040	699,364
1,500,000	Citibank NA	1.75	12/28/2012	1,527,441
100,000	Comerica Incorporated	3.00	09/16/2015	99,582
250,000	Compass Bank	6.40	10/01/2017	262,637
550,000	Discover Bank	8.70	11/18/2019	661,700
1,000,000	Fifth Third Bancorp	3.63	01/25/2016	1,003,707
500,000	Fifth Third Bancorp	5.45	01/15/2017	523,557
350,000	Fifth Third Bancorp	6.25	05/01/2013	381,449
250,000	Fifth Third Bancorp	8.25	03/01/2038	301,306
500,000	First Horizon National Corporation	5.38	12/15/2015	521,096
1,300,000	HSBC Bank USA NA	4.88	08/24/2020	1,273,982
1,000,000	HSBC Holdings plc	6.50	05/02/2036	1,035,042
25,000	Huntington Bancshares Incorporated	7.00	12/15/2020	27,386
250,000	KeyBank NA	4.95	09/15/2015	260,626
500,000	KeyBank NA	5.45	03/03/2016	537,359
350,000	KeyBank NA	5.80	07/01/2014	382,795
500,000	KeyCorp	6.50	05/14/2013	547,632
700,000	Lloyds TSB Bank plc	4.88	01/21/2016	712,404
800,000	Lloyds TSB Bank plc	6.38	01/21/2021	827,845
300,000	M&I Marshall & Ilsley Bank	4.85	06/16/2015	314,734
250,000	M&I Marshall & Ilsley Bank Series BKNT	5.00	01/17/2017	260,553
500,000	Manufacturers & Traders Trust Company	6.63	12/04/2017	565,449
200,000	Mellon Capital IV	6.24	06/29/2049	184,000
200,000	Mellon Funding Corporation	5.50	11/15/2018	219,462
200,000	NB Capital Trust IV	8.25	04/15/2027	204,500
500,000	PNC Bank NA	6.00	12/07/2017	557,472
1,000,000	Rabobank Nederland	2.13	10/13/2015	965,785
300,000	Royal Bank of Scotland plc	5.05	01/08/2015	293,265
500,000	Royal Bank of Scotland plc	3.95	09/21/2015	498,426
1,000,000	Royal Bank of Scotland plc	5.63	08/24/2020	988,507
34,000	SunTrust Bank Incorporated	5.00	09/01/2015	35,264
750,000	SunTrust Bank Incorporated	6.00	09/11/2017	806,655
165,000	SunTrust Capital VIII	6.10	12/01/2066	157,790
160,000	SVB Financial Group	5.38	09/15/2020	157,829
250,000	Union Bank NA	2.13	12/16/2013	250,798
200,000	Union Bank of California Series BKNT	5.95	05/11/2016	217,067
500,000	US Bancorp NA	1.80	05/15/2012	508,490
500,000	US Bancorp NA	2.00	06/14/2013	508,676
500,000	US Bancorp NA	2.45	07/27/2015	495,045
500,000	US Bancorp NA	3.44	02/01/2016	499,586
1,000,000	US Bancorp NA	4.20	05/15/2014	1,068,558
1,000,000	US Bank NA (Cincinnati)	3.78	04/29/2020	1,022,448
275,000	US Bank NA Series BKNT	4.95	10/30/2014	299,615
100,000	USB Capital Trust XIII	6.63	12/15/2039	105,243
500,000	Wachovia Bank NA(l)	4.88	02/01/2015	534,274
1,000,000	Wachovia Bank NA(l)	5.85	02/01/2037	1,028,564
600,000	Wachovia Bank NA(l)	6.60	01/15/2038	677,564
1,300,000	Wachovia Corporation(l)	5.25	08/01/2014	1,401,958
700,000	Wachovia Corporation(l)	5.50	08/01/2035	684,857
1,200,000	Wachovia Corporation(l)	5.63	10/15/2016	1,307,243
1,000,000	Wachovia Corporation(l)	5.75	06/15/2017	1,115,149
1,000,000	Wachovia Corporation(l)	5.75	02/01/2018	1,111,875

74 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Commercial Banks (continued)
$700,000	Wachovia Corporation Series MTN(l)	5.50%	05/01/2013	$759,224
1,500,000	Wells Fargo & Company(l)	3.75	10/01/2014	1,579,626
1,500,000	Wells Fargo & Company(l)	4.38	01/31/2013	1,588,127
300,000	Wells Fargo & Company(l)	4.95	10/16/2013	322,502
1,000,000	Wells Fargo & Company(l)	5.25	10/23/2012	1,065,998
1,500,000	Wells Fargo & Company(l)	5.63	12/11/2017	1,662,471
500,000	Wells Fargo Bank NA(l)	4.75	02/09/2015	529,082
350,000	Wells Fargo Bank NA(l)	5.95	08/26/2036	366,522
350,000	Wells Fargo Capital X(l)	5.95	12/01/2086	345,423
800,000	Wells Fargo Capital XIII(l)	7.70	12/29/2049	822,000
600,000	Wells Fargo Capital XV(l)	9.75	09/29/2049	658,500
200,000	Wells Fargo Financial Incorporated(l)	5.50	08/01/2012	211,952
200,000	Western Corporate Federal Credit Union	1.75	11/02/2012	203,535
1,000,000	Westpac Banking Corporation	3.00	12/09/2015	995,747

				51,973,469

Consumer Finance: 0.49%
500,000	American Express Bank FSB Series BKN1	5.55	10/17/2012	532,524
500,000	American Express Centurion Bank Series BKN1	6.00	09/13/2017	556,756
1,000,000	American Express Company	2.75	09/15/2015	983,561
500,000	American Express Company	5.50	09/12/2016	543,192
200,000	American Express Company	6.80	09/01/2066	203,320
800,000	American Express Company	7.00	03/19/2018	939,416
650,000	American Express Company	7.25	05/20/2014	743,346
650,000	American Express Company	8.13	05/20/2019	812,726
300,000	American Express Company	8.15	03/19/2038	399,624
500,000	American Express Credit Corporation	5.13	08/25/2014	540,413
500,000	American Express Credit Corporation	5.30	12/02/2015	540,073
1,000,000	American Express Credit Corporation	7.30	08/20/2013	1,126,121
1,000,000	American Express Credit Corporation Series MTN	5.88	05/02/2013	1,084,343
1,000,000	BAC Capital Trust XI	6.63	05/23/2036	974,310
700,000	Capital One Financial Corporation	7.38	05/23/2014	806,713
100,000	Citigroup Incorporated	6.00	08/15/2017	109,580
600,000	Discover Financial Services	10.25	07/15/2019	777,317
300,000	International Lease Finance Corporation††	6.50	09/01/2014	323,550
300,000	International Lease Finance Corporation††	6.75	09/01/2016	324,750
360,000	National City Corporation	4.90	01/15/2015	387,356
500,000	National City Corporation	6.88	05/15/2019	578,470
175,000	PNC Bank Series BKNT	6.88	04/01/2018	199,591
400,000	SLM Corporation	8.00	03/25/2020	424,500
500,000	SLM Corporation Series MTN	5.00	04/15/2015	496,250
315,000	SLM Corporation Series MTN	5.63	08/01/2033	266,029
750,000	SLM Corporation Series MTN	8.45	06/15/2018	825,000
800,000	SLM Corporation Series MTNA	5.00	10/01/2013	827,155
150,000	Sovereign Bank	5.13	03/15/2013	154,688
250,000	Sovereign Bank FSB Wyomissing PA	8.75	05/30/2018	283,367
200,000	Toyota Motor Credit Corporation	1.38	08/12/2013	200,657
1,000,000	Toyota Motor Credit Corporation	3.20	06/17/2015	1,030,311
500,000	Toyota Motor Credit Corporation	4.50	06/17/2020	520,195

				18,515,204

Diversified Financial Services: 3.46%
600,000	Allstate Life Global Funding Trusts Series MTN	5.38	04/30/2013	649,618
200,000	Ameritrade Holding Company	2.95	12/01/2012	204,377
1,000,000	Bank of America Corporation	2.10	04/30/2012	1,020,427

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 75
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Diversified Financial Services (continued)
$500,000	Bank of America Corporation	3.70%	09/01/2015	$505,127
1,000,000	Bank of America Corporation	4.50	04/01/2015	1,044,525
1,750,000	Bank of America Corporation	4.75	08/01/2015	1,838,673
700,000	Bank of America Corporation	5.38	06/15/2014	756,224
250,000	Bank of America Corporation	5.49	03/15/2019	255,462
100,000	Bank of America Corporation	5.63	10/14/2016	107,720
1,000,000	Bank of America Corporation	5.65	05/01/2018	1,056,820
2,500,000	Bank of America Corporation	5.75	12/01/2017	2,672,753
500,000	Bank of America Corporation	5.88	01/05/2021	530,841
1,000,000	Bank of America Corporation	6.00	09/01/2017	1,078,837
500,000	Bank of America Corporation	6.25	04/15/2012	527,808
1,850,000	Bank of America Corporation	6.50	08/01/2016	2,075,759
1,000,000	Bank of America Corporation	7.38	05/15/2014	1,138,540
2,500,000	Bank of America Corporation	7.63	06/01/2019	2,922,940
800,000	Bank of America Corporation Series BKNT	6.00	10/15/2036	780,530
1,500,000	Bank of America Corporation Series MTN	3.13	06/15/2012	1,549,989
500,000	Bank of America Corporation Series MTN	4.90	05/01/2013	529,618
500,000	Block Financial LLC	7.88	01/15/2013	537,307
250,000	Citigroup Funding Incorporated	1.88	10/22/2012	255,087
500,000	Citigroup Incorporated	1.88	05/07/2012	508,377
2,000,000	Citigroup Incorporated	2.13	04/30/2012	2,040,258
500,000	Citigroup Incorporated	4.59	12/15/2015	521,517
2,000,000	Citigroup Incorporated	4.75	05/19/2015	2,111,058
900,000	Citigroup Incorporated	5.00	09/15/2014	946,351
1,000,000	Citigroup Incorporated	5.30	10/17/2012	1,059,082
500,000	Citigroup Incorporated	5.38	08/09/2020	518,341
1,700,000	Citigroup Incorporated	5.50	04/11/2013	1,822,400
1,000,000	Citigroup Incorporated	5.50	10/15/2014	1,086,690
1,000,000	Citigroup Incorporated	5.50	02/15/2017	1,053,372
750,000	Citigroup Incorporated	5.63	08/27/2012	788,960
250,000	Citigroup Incorporated	5.85	07/02/2013	270,441
1,000,000	Citigroup Incorporated	6.00	12/13/2013	1,093,738
1,225,000	Citigroup Incorporated	6.00	10/31/2033	1,168,987
1,000,000	Citigroup Incorporated	6.13	11/21/2017	1,103,176
3,000,000	Citigroup Incorporated	6.13	05/15/2018	3,289,701
500,000	Citigroup Incorporated	6.13	08/25/2036	480,398
1,500,000	Citigroup Incorporated	6.38	08/12/2014	1,673,654
750,000	Citigroup Incorporated	6.50	08/19/2013	826,598
1,300,000	Citigroup Incorporated	6.88	03/05/2038	1,432,560
855,000	Citigroup Incorporated	8.13	07/15/2039	1,084,346
900,000	Citigroup Incorporated	8.50	05/22/2019	1,116,727
250,000	CME Group Incorporated	5.40	08/01/2013	274,308
500,000	CME Group Incorporated	5.75	02/15/2014	556,288
500,000	Comerica Bank Series BKNT	5.75	11/21/2016	549,400
500,000	Countrywide Financial Corporation Series MTN	5.80	06/07/2012	527,206
500,000	Credit Suisse Guernsey	5.86	05/29/2049	483,125
1,000,000	Credit Suisse USA Incorporated	4.88	01/15/2015	1,082,498
500,000	Credit Suisse USA Incorporated	5.50	08/15/2013	544,538
250,000	Credit Suisse USA Incorporated	7.13	07/15/2032	297,007
300,000	Deutsche Bank Financial LLC	5.38	03/02/2015	319,307
100,000	Equifax Incorporated	4.45	12/01/2014	105,532
75,000	Fund American Companies Incorporated	5.88	05/15/2013	78,463
200,000	General Electric Capital Corporation	1.88	09/16/2013	200,696
1,000,000	General Electric Capital Corporation	2.10	01/07/2014	1,003,068

76 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Diversified Financial Services (continued)
$1,500,000	General Electric Capital Corporation	2.20%	06/08/2012	$1,532,651
1,500,000	General Electric Capital Corporation	2.63	12/28/2012	1,550,840
500,000	General Electric Capital Corporation	3.50	08/13/2012	517,151
500,000	General Electric Capital Corporation	3.50	06/29/2015	513,741
500,000	General Electric Capital Corporation	3.75	11/14/2014	523,426
1,000,000	General Electric Capital Corporation	4.38	09/16/2020	971,344
1,500,000	General Electric Capital Corporation	4.80	05/01/2013	1,600,625
1,500,000	General Electric Capital Corporation	4.88	03/04/2015	1,618,110
95,000	General Electric Capital Corporation	5.30	02/11/2021	97,596
1,000,000	General Electric Capital Corporation	5.50	01/08/2020	1,067,374
1,000,000	General Electric Capital Corporation	5.63	05/01/2018	1,087,590
2,000,000	General Electric Capital Corporation	5.88	01/14/2038	2,006,564
1,125,000	General Electric Capital Corporation	5.90	05/13/2014	1,250,427
850,000	General Electric Capital Corporation	6.00	08/07/2019	939,861
700,000	General Electric Capital Corporation	6.38	11/15/2067	716,625
1,500,000	General Electric Capital Corporation	6.88	01/10/2039	1,698,648
650,000	General Electric Capital Corporation Series GMTN	6.15	08/07/2037	671,583
1,000,000	General Electric Capital Corporation Series MTN	5.00	01/08/2016	1,081,758
1,000,000	General Electric Capital Corporation Series MTN	5.25	10/19/2012	1,063,938
1,500,000	General Electric Capital Corporation Series MTN	5.63	09/15/2017	1,642,733
1,200,000	General Electric Capital Corporation Series MTNA	4.38	03/03/2012	1,241,448
1,725,000	General Electric Capital Corporation Series MTNA	6.00	06/15/2012	1,834,560
1,600,000	General Electric Capital Corporation Series MTNA	6.75	03/15/2032	1,783,290
350,000	Genworth Global Funding Trusts Series MTN	5.75	05/15/2013	374,108
200,000	HSBC Bank USA NA New York	4.63	04/01/2014	212,375
225,000	HSBC Bank USA NA New York Series BKNT	5.63	08/15/2035	217,035
200,000	HSBC Finance Capital Trust IX	5.91	11/30/2035	189,500
1,825,000	HSBC Finance Corporation	5.00	06/30/2015	1,954,579
1,800,000	HSBC Finance Corporation	6.38	11/27/2012	1,944,932
1,679,000	HSBC Finance Corporation††	6.68	01/15/2021	1,756,551
500,000	JPMorgan Chase & Company	1.65	09/30/2013	500,695
500,000	JPMorgan Chase & Company	2.13	12/26/2012	513,160
1,000,000	JPMorgan Chase & Company	2.20	06/15/2012	1,020,993
1,500,000	JPMorgan Chase & Company	2.60	01/15/2016	1,453,781
500,000	JPMorgan Chase & Company	3.40	06/24/2015	506,734
1,500,000	JPMorgan Chase & Company	3.70	01/20/2015	1,552,004
1,500,000	JPMorgan Chase & Company	4.40	07/22/2020	1,464,543
1,650,000	JPMorgan Chase & Company	4.65	06/01/2014	1,763,187
1,600,000	JPMorgan Chase & Company	5.25	05/01/2015	1,704,811
2,000,000	JPMorgan Chase & Company	5.38	10/01/2012	2,131,522
1,000,000	JPMorgan Chase & Company	6.00	01/15/2018	1,112,268
1,500,000	JPMorgan Chase & Company	6.30	04/23/2019	1,686,554
1,350,000	JPMorgan Chase & Company	6.40	05/15/2038	1,499,778
1,300,000	JPMorgan Chase & Company	6.63	03/15/2012	1,375,854
1,250,000	JPMorgan Chase Bank National Series BKNT	6.00	10/01/2017	1,377,685
750,000	JPMorgan Chase Capital Series XXV	6.80	10/01/2037	785,077
650,000	JPMorgan Chase Capital Series XXVII	7.00	11/01/2039	680,599
400,000	JPMorgan Chase Capital XX	6.55	09/29/2036	411,068
150,000	JPMorgan Chase Capital XXII Series V	6.45	02/02/2037	153,809
500,000	Lazard Group LLC	6.85	06/15/2017	532,585
200,000	Mellon Funding Corporation	5.00	12/01/2014	218,506
100,000	Mellon Funding Corporation	5.20	05/15/2014	109,633
2,000,000	Merrill Lynch & Company Incorporated	5.45	02/05/2013	2,130,940
450,000	Merrill Lynch & Company Incorporated	5.45	07/15/2014	484,696
700,000	Merrill Lynch & Company Incorporated	5.70	05/02/2017	728,284
1,000,000	Merrill Lynch & Company Incorporated	6.05	08/15/2012	1,062,793
1,500,000	Merrill Lynch & Company Incorporated	6.05	05/16/2016	1,598,679

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 77
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Diversified Financial Services (continued)
$1,100,000	Merrill Lynch & Company Incorporated	6.11%	01/29/2037	$1,048,186
1,000,000	Merrill Lynch & Company Incorporated	6.22	09/15/2026	1,004,286
500,000	Merrill Lynch & Company Incorporated	6.40	08/28/2017	549,404
1,000,000	Merrill Lynch & Company Incorporated	7.75	05/14/2038	1,132,923
500,000	Merrill Lynch & Company Incorporated Series MTN	6.15	04/25/2013	540,170
1,690,000	Merrill Lynch & Company Incorporated Series MTN	6.88	04/25/2018	1,901,260
200,000	NASDAQ OMX Group Incorporated	4.00	01/15/2015	203,320
60,000	NASDAQ OMX Group Incorporated	5.25	01/16/2018	61,423
100,000	NASDAQ OMX Group Incorporated	5.55	01/15/2020	100,312
100,000	National Rural Utilities Cooperative Finance Corporation	3.05	03/01/2016	100,990
250,000	National Rural Utilities Cooperative Finance Corporation	5.45	04/10/2017	277,499
590,000	National Rural Utilities Cooperative Finance Corporation	5.50	07/01/2013	646,797
700,000	National Rural Utilities Cooperative Finance Corporation	10.38	11/01/2018	960,418
530,000	National Rural Utilities Cooperative Finance Corporation Series MTNC	7.25	03/01/2012	564,353
150,000	National Rural Utilities Cooperative Finance Corporation Series MTNC	8.00	03/01/2032	192,144
250,000	NYSE Euronext	4.80	06/28/2013	268,329
150,000	PACCAR Financial Corporation	1.95	12/17/2012	152,737
400,000	PACCAR Financial Corporation	2.05	06/17/2013	407,032
1,100,000	PNC Financial Services Group	3.63	02/08/2015	1,138,414
150,000	PNC Financial Services Group	5.13	02/08/2020	158,978
350,000	PNC Funding Corporation	5.63	02/01/2017	376,984
500,000	PNC Funding Corporation	6.70	06/10/2019	582,347
100,000	Private Export Funding Corporation	4.30	12/15/2021	102,872
250,000	Private Export Funding Corporation	4.95	11/15/2015	278,563
130,000	Teco Finance Incorporated	4.00	03/15/2016	132,157
65,000	Teco Finance Incorporated	5.15	03/15/2020	67,306
250,000	Teco Finance Incorporated	6.57	11/01/2017	283,569
1,000,000	UBS AG	4.88	08/04/2020	1,009,263
430,000	UBS AG Stamford Connecticut	5.88	07/15/2016	462,553
300,000	UBS Preferred Funding Trust V Series 1	6.24	05/29/2049	292,500

				131,275,440

Insurance: 0.98%
500,000	ACE INA Holdings Incorporated	2.60	11/23/2015	492,457
350,000	ACE INA Holdings Incorporated	5.60	05/15/2015	387,209
75,000	ACE INA Holdings Incorporated	5.88	06/15/2014	82,911
500,000	ACE INA Holdings Incorporated	5.90	06/15/2019	557,891
75,000	Aegon Funding Corporation	5.75	12/15/2020	77,374
150,000	AFLAC Incorporated	3.45	08/15/2015	153,537
250,000	AFLAC Incorporated	6.90	12/17/2039	275,416
150,000	AFLAC Incorporated	8.50	05/15/2019	185,640
100,000	Alleghany Corporation	5.63	09/15/2020	101,603
300,000	Allied World Assurance	5.50	11/15/2020	296,648
830,000	Allstate Corporation	5.55	05/09/2035	832,806
150,000	Allstate Corporation	6.20	05/16/2014	168,961
200,000	Allstate Corporation	6.50	05/15/2057	205,250
650,000	Allstate Corporation	7.45	05/16/2019	781,733
300,000	Allstate Corporation Series B	6.13	05/15/2037	306,000
500,000	American International Group Incorporated	4.25	05/15/2013	518,188
250,000	American International Group Incorporated	5.05	10/01/2015	260,385
250,000	American International Group Incorporated	6.25	05/01/2036	255,774
300,000	American International Group Incorporated	6.25	03/15/2087	274,500
1,000,000	American International Group Incorporated	6.40	12/15/2020	1,084,305
1,300,000	American International Group Incorporated	8.18	05/15/2068	1,426,750
750,000	American International Group Incorporated	8.25	08/15/2018	895,704
700,000	American International Group Incorporated Series MTN	5.45	05/18/2017	728,851

78 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Insurance (continued)
$850,000	American International Group Incorporated Series MTN	5.85%	01/16/2018	$897,375
100,000	AON Corporation	3.50	09/30/2015	100,337
300,000	AON Corporation	5.00	09/30/2020	306,330
100,000	AON Corporation	6.25	09/30/2040	103,551
75,000	AON Corporation	8.21	01/01/2027	83,906
375,000	Assurant Incorporated	6.75	02/15/2034	373,279
200,000	Axis Specialty Finance	5.88	06/01/2020	204,077
250,000	CHUBB Corporation	5.75	05/15/2018	280,230
280,000	CHUBB Corporation	6.00	05/11/2037	300,501
350,000	CHUBB Corporation	6.38	03/29/2067	370,125
350,000	CHUBB Corporation Series 1	6.50	05/15/2038	394,221
75,000	Cincinnati Financial Corporation	6.92	05/15/2028	79,408
365,000	CNA Financial Corporation	5.85	12/15/2014	394,372
200,000	CNA Financial Corporation	5.88	08/15/2020	208,119
50,000	CNA Financial Corporation	6.50	08/15/2016	55,061
295,000	CNA Financial Corporation	7.35	11/15/2019	336,373
200,000	Endurance Specialty Holdings Limited	7.00	07/15/2034	198,528
430,000	GE Global Insurance Holdings	7.00	02/15/2026	451,214
100,000	Genworth Financial Incorporated	4.95	10/01/2015	100,244
500,000	Genworth Financial Incorporated	6.52	05/22/2018	502,403
500,000	Genworth Financial Incorporated	7.20	02/15/2021	503,276
100,000	Hartford Financial Services Group Incorporated	4.63	07/15/2013	104,738
250,000	Hartford Financial Services Group Incorporated	5.50	10/15/2016	263,338
250,000	Hartford Financial Services Group Incorporated	5.50	03/30/2020	256,936
75,000	Hartford Financial Services Group Incorporated	5.95	10/15/2036	71,404
750,000	Hartford Financial Services Group Incorporated	6.00	01/15/2019	801,396
250,000	Jefferson-Pilot Corporation	4.75	01/30/2014	262,735
500,000	Lincoln National Corporation	6.15	04/07/2036	518,902
50,000	Lincoln National Corporation	6.25	02/15/2020	55,573
350,000	Lincoln National Corporation	7.00	05/17/2066	348,250
120,000	Lincoln National Corporation	8.75	07/01/2019	151,173
200,000	Loews Corporation	5.25	03/15/2016	216,073
400,000	Manulife Financial Corporation	3.40	09/17/2015	396,343
100,000	Markel Corporation	7.13	09/30/2019	113,517
500,000	Marsh & McLennan Companies Incorporated	5.75	09/15/2015	540,677
300,000	Marsh & McLennan Companies Incorporated	9.25	04/15/2019	383,951
500,000	MetLife Incorporated	2.38	02/06/2014	506,611
500,000	MetLife Incorporated	4.75	02/08/2021	512,727
250,000	MetLife Incorporated	5.00	11/24/2013	270,767
250,000	MetLife Incorporated	5.70	06/15/2035	253,980
200,000	MetLife Incorporated	5.88	02/06/2041	206,209
280,000	MetLife Incorporated	6.38	06/15/2034	310,395
600,000	MetLife Incorporated	6.40	12/15/2036	573,540
200,000	MetLife Incorporated	6.50	12/15/2032	222,905
500,000	MetLife Incorporated	6.75	06/01/2016	580,415
750,000	MetLife Incorporated Series A	6.82	08/15/2018	880,212
75,000	Nationwide Financial Services	5.90	07/01/2012	78,108
250,000	PartnerRe Finance B LLC	5.50	06/01/2020	256,461
600,000	Principal Financial Group Incorporated	7.88	05/15/2014	694,504
500,000	Principal Life Income Funding Trusts	5.30	04/24/2013	537,584
75,000	Progressive Corporation	6.25	12/01/2032	82,174
500,000	Progressive Corporation	6.70	06/15/2037	534,375
500,000	Protective Life Corporation	7.38	10/15/2019	561,552
75,000	Prudential Financial Incorporated	2.75	01/14/2013	76,016
1,000,000	Prudential Financial Incorporated	3.63	09/17/2012	1,032,125

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 79
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Insurance (continued)
$100,000	Prudential Financial Incorporated	3.88%	01/14/2015	$103,937
1,000,000	Prudential Financial Incorporated	4.75	09/17/2015	1,070,530
500,000	Prudential Financial Incorporated	5.38	06/21/2020	527,906
30,000	Prudential Financial Incorporated	6.20	01/15/2015	33,252
250,000	Prudential Financial Incorporated	6.20	11/15/2040	264,428
55,000	Prudential Financial Incorporated	7.38	06/15/2019	65,390
200,000	Prudential Financial Incorporated	8.88	06/15/2038	233,000
538,000	Prudential Financial Incorporated Series MTN	5.70	12/14/2036	535,787
65,000	Prudential Financial Incorporated Series MTN	6.63	12/01/2037	72,712
500,000	Prudential Financial Incorporated Series MTNB	5.75	07/15/2033	492,541
180,000	Prudential Financial Incorporated Series MTNC	5.40	06/13/2035	170,667
350,000	Reinsurance Group of America Incorporated	6.45	11/15/2019	378,276
180,000	St. Paul Travelers Companies Incorporated	5.50	12/01/2015	200,210
500,000	The Travelers Companies Incorporated	5.90	06/02/2019	556,758
100,000	The Travelers Companies Incorporated Series MTN	5.38	06/15/2012	105,141
150,000	The Travelers Companies Incorporated Series MTN	5.75	12/15/2017	166,059
365,000	The Travelers Companies Incorporated Series MTN	6.25	06/15/2037	398,472
475,000	Transatlantic Holdings Incorporated	5.75	12/14/2015	497,212
100,000	Transatlantic Holdings Incorporated	8.00	11/30/2039	106,338
600,000	Travelers Property Casualty Corporation	6.38	03/15/2033	660,853
100,000	Unitrin Incorporated	6.00	05/15/2017	102,676
115,000	Unum Group	7.13	09/30/2016	130,302
75,000	Willis North America Incorporated	5.63	07/15/2015	78,994
500,000	Willis North America Incorporated	7.00	09/29/2019	548,566
200,000	WR Berkley Corporation	5.38	09/15/2020	202,451
100,000	WR Berkley Corporation	6.25	02/15/2037	97,632
100,000	XL Capital Limited	6.25	05/15/2027	100,495
100,000	XL Capital Limited	6.38	11/15/2024	100,761

				37,249,835

Real Estate Investment Trusts (REITs): 0.40%
150,000	AvalonBay Communities Incorporated	5.70	03/15/2017	167,671
100,000	AvalonBay Communities Incorporated	6.10	03/15/2020	112,220
185,000	AvalonBay Communities Incorporated Series MTN	6.13	11/01/2012	198,626
250,000	Boston Properties LP	5.63	04/15/2015	274,832
500,000	Boston Properties LP	5.63	11/15/2020	537,101
500,000	Boston Properties LP	5.88	10/15/2019	543,690
350,000	Brandywine Operating Partnership LP	7.50	05/15/2015	396,081
65,000	BRE Properties Incorporated	5.20	03/15/2021	67,095
100,000	Commonwealth Real Estate Investment Trust	5.88	09/15/2020	101,934
300,000	Digital Reallty Trust LP	5.88	02/01/2020	316,356
350,000	Duke Realty LP	5.95	02/15/2017	374,955
200,000	Duke Realty LP	6.25	05/15/2013	214,003
500,000	Duke Realty LP	7.38	02/15/2015	570,302
480,000	ERP Operating LP	5.25	09/15/2014	525,871
750,000	ERP Operating LP	5.75	06/15/2017	825,506
60,000	HCP Incorporated	2.70	02/01/2014	60,466
55,000	HCP Incorporated	3.75	02/01/2016	55,497
65,000	HCP Incorporated	5.38	02/01/2021	66,438
100,000	HCP Incorporated	5.63	05/01/2017	106,671
200,000	HCP Incorporated	6.00	01/30/2017	217,344
65,000	HCP Incorporated	6.75	02/01/2041	70,124
500,000	HCP Incorporated Series MTN	6.70	01/30/2018	560,908
500,000	Health Care REIT Incorporated	4.70	09/15/2017	507,026
250,000	Health Care REIT Incorporated	4.95	01/15/2021	244,340
250,000	Health Care REIT Incorporated	6.13	04/15/2020	268,360

80 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Real Estate Investment Trusts (REITs) (continued)
$60,000	Health Care REIT Incorporated	6.50%	01/17/2017	$66,779
250,000	Healthcare Realty Trust	5.75	01/15/2021	259,238
300,000	Highwoods Realty Limited	5.85	03/15/2017	319,937
75,000	Hospitality Properties Trust	5.63	03/15/2017	78,297
500,000	Hospitality Properties Trust	7.88	08/15/2014	562,155
350,000	HRPT Properties Trust	5.75	11/01/2015	371,358
100,000	Kilroy Realty Corporation	5.00	11/03/2015	99,993
500,000	Kimco Realty Corporation	5.70	05/01/2017	550,258
100,000	Kimco Realty Corporation	6.88	10/01/2019	116,715
75,000	Liberty Property LP	5.50	12/15/2016	81,244
150,000	Liberty Property LP	6.63	10/01/2017	172,159
150,000	Mack-Cali Realty Corporation	7.75	08/15/2019	180,321
100,000	National Retail Properties Incorporated	6.88	10/15/2017	108,006
100,000	ProLogis Trust	6.25	03/15/2017	109,051
100,000	ProLogis Trust	6.63	05/15/2018	110,604
531,000	ProLogis Trust	6.88	03/15/2020	591,128
100,000	ProLogis Trust	7.63	08/15/2014	115,112
300,000	Realty Income Corporation	5.75	01/15/2021	316,826
100,000	Realty Income Corporation	5.95	09/15/2016	109,226
100,000	Senior Housing Properties Trust	4.30	01/15/2016	99,104
90,000	Simon Property Group LP	4.20	02/01/2015	94,785
200,000	Simon Property Group LP	5.65	02/01/2020	217,949
100,000	Simon Property Group LP	6.13	05/30/2018	112,537
100,000	Simon Property Group LP	6.75	02/01/2040	117,335
750,000	Simon Property Group LP	5.10	06/15/2015	813,146
50,000	Simon Property Group LP	5.25	12/01/2016	54,739
125,000	Simon Property Group LP	5.75	12/01/2015	139,914
250,000	Simon Property Group LP	5.88	03/01/2017	279,543
600,000	Simon Property Group LP	10.35	04/01/2019	824,170
250,000	Tanger Properties LP	6.15	11/15/2015	269,616
100,000	Ventas Realty LP	3.13	11/30/2015	97,152
250,000	Vornado Realty Trust	4.25	04/01/2015	256,575

				15,078,389

Real Estate Management & Development: 0.01%
125,000	Brookfield Asset Management Incorporated	5.80	04/25/2017	128,985
200,000	Regency Centers LP	4.80	04/15/2021	197,700
100,000	Regency Centers LP	5.88	06/15/2017	108,479

				435,164

Health Care: 1.51%

Biotechnology: 0.12%
65,000	Amgen Incorporated	4.50	03/15/2020	66,551
500,000	Amgen Incorporated	4.95	10/01/2041	461,569
1,000,000	Amgen Incorporated	5.70	02/01/2019	1,122,143
80,000	Amgen Incorporated	5.75	03/15/2040	83,119
350,000	Amgen Incorporated	5.85	06/01/2017	400,406
500,000	Amgen Incorporated	6.38	06/01/2037	563,357
250,000	Amgen Incorporated	6.40	02/01/2039	283,064
500,000	Biogen Idec Incorporated	6.88	03/01/2018	567,317
200,000	Celgene Corporation	2.45	10/15/2015	193,857
200,000	Celgene Corporation	3.95	10/15/2020	190,279
250,000	Genzyme Corporation	3.63	06/15/2015	258,877
200,000	Genzyme Corporation	5.00	06/15/2020	213,133

				4,403,672

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 81
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Health Care Equipment & Supplies: 0.17%
$560,000	Baxter International Incorporated	1.80%	03/15/2013	$567,848
100,000	Baxter International Incorporated	4.25	03/15/2020	101,955
500,000	Baxter International Incorporated	5.38	06/01/2018	557,538
50,000	Baxter International Incorporated	5.90	09/01/2016	57,835
250,000	Baxter International Incorporated	6.25	12/01/2037	285,685
200,000	Beckman Coulter Incorporated	6.00	06/01/2015	219,219
100,000	Becton Dickinson and Company	3.25	11/12/2020	93,407
200,000	Becton Dickinson and Company	6.00	05/15/2039	222,243
100,000	C.R. Bard Incorporated	2.88	01/15/2016	100,374
168,000	C.R. Bard Incorporated	4.40	01/15/2021	170,757
500,000	CareFusion Corporation	6.38	08/01/2019	562,786
500,000	Hospira Incorporated	6.05	03/30/2017	558,513
45,000	Hospira Incorporated Series GMTN	6.40	05/15/2015	50,728
500,000	Medtronic Incorporated	3.00	03/15/2015	513,017
500,000	Medtronic Incorporated	4.45	03/15/2020	518,448
250,000	Medtronic Incorporated	4.50	03/15/2014	269,780
300,000	Medtronic Incorporated	5.55	03/15/2040	314,711
500,000	St. Jude Medical Incorporated	3.75	07/15/2014	526,374
150,000	Stryker Corporation	3.00	01/15/2015	153,500
150,000	Stryker Corporation	4.38	01/15/2020	153,483
250,000	Zimmer Holdings Incorporated	4.63	11/30/2019	256,587
250,000	Zimmer Holdings Incorporated	5.75	11/30/2039	255,303

				6,510,091

Health Care Providers & Services: 0.33%
300,000	Aetna Incorporated	6.00	06/15/2016	339,970
650,000	Aetna Incorporated	6.63	06/15/2036	730,324
250,000	Amerisourcebergen Corporation	4.88	11/15/2019	257,398
350,000	Anthem Incorporated	6.80	08/01/2012	377,506
350,000	Cardinal Health Incorporated	5.80	10/15/2016	389,089
500,000	CIGNA Corporation	4.38	12/15/2020	496,402
215,000	CIGNA Corporation	5.13	06/15/2020	225,246
50,000	CIGNA Corporation	6.15	11/15/2036	52,544
750,000	Express Scripts Incorporated	6.25	06/15/2014	837,255
500,000	Humana Incorporated	7.20	06/15/2018	569,825
200,000	Laboratory Corporation of America Holdings	5.63	12/15/2015	218,190
500,000	McKesson Corporation	7.50	02/15/2019	602,232
300,000	McKesson HBOC Incorporated	5.25	03/01/2013	320,791
750,000	Medco Health Solutions Incorporated	7.25	08/15/2013	845,215
590,000	Quest Diagnostics Incorporated	4.75	01/30/2020	590,400
40,000	Quest Diagnostics Incorporated	5.75	01/30/2040	37,591
100,000	Quest Diagnostics Incorporated	6.95	07/01/2037	106,945
500,000	UnitedHealth Group Incorporated	4.88	04/01/2013	533,612
500,000	UnitedHealth Group Incorporated	5.00	08/15/2014	545,400
250,000	UnitedHealth Group Incorporated	5.80	03/15/2036	249,994
1,000,000	UnitedHealth Group Incorporated	6.00	02/15/2018	1,128,185
150,000	UnitedHealth Group Incorporated	6.63	11/15/2037	165,593
500,000	UnitedHealth Group Incorporated	6.88	02/15/2038	569,808
100,000	WellPoint Incorporated	5.25	01/15/2016	109,687
135,000	WellPoint Incorporated	5.80	08/15/2040	135,948
725,000	WellPoint Incorporated	5.85	01/15/2036	737,366
500,000	WellPoint Incorporated	5.88	06/15/2017	564,535
500,000	WellPoint Incorporated	7.00	02/15/2019	594,484

				12,331,535

82 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Life Sciences Tools & Services: 0.04%
$300,000	Life Technologies Corporation	4.40%	03/01/2015	$312,940
150,000	Life Technologies Corporation	5.00	01/15/2021	151,845
250,000	Life Technologies Corporation	6.00	03/01/2020	272,468
30,000	Thermo Fisher Scientific Incorporated	2.05	02/21/2014	30,264
500,000	Thermo Fisher Scientific Incorporated	3.20	05/01/2015	510,043
40,000	Thermo Fisher Scientific Incorporated	3.20	03/01/2016	40,543
40,000	Thermo Fisher Scientific Incorporated	4.50	03/01/2021	40,762

				1,358,865

Pharmaceuticals: 0.85%
350,000	Abbott Laboratories	2.70	05/27/2015	355,610
350,000	Abbott Laboratories	5.13	04/01/2019	381,479
1,000,000	Abbott Laboratories	5.15	11/30/2012	1,073,758
500,000	Abbott Laboratories	5.30	05/27/2040	496,282
1,000,000	Abbott Laboratories	5.60	11/30/2017	1,137,044
150,000	Abbott Laboratories	5.88	05/15/2016	172,393
300,000	Abbott Laboratories	6.00	04/01/2039	326,310
475,000	Abbott Laboratories	6.15	11/30/2037	529,399
500,000	Allergan Incorporated	3.38	09/15/2020	470,117
500,000	Bristol-Myers Squibb Company	5.45	05/01/2018	559,236
582,000	Bristol-Myers Squibb Company	5.88	11/15/2036	636,425
13,000	Bristol-Myers Squibb Company	6.13	05/01/2038	14,717
800,000	Eli Lilly & Company	4.20	03/06/2014	860,627
500,000	Eli Lilly & Company	5.20	03/15/2017	555,738
400,000	Eli Lilly & Company	5.50	03/15/2027	422,815
500,000	Eli Lilly & Company	5.95	11/15/2037	546,320
500,000	Genetech Incorporated	4.75	07/15/2015	544,306
250,000	GlaxoSmithKline Capital Incorporated	4.38	04/15/2014	268,746
1,000,000	GlaxoSmithKline Capital Incorporated	4.85	05/15/2013	1,081,855
300,000	GlaxoSmithKline Capital Incorporated	5.38	04/15/2034	302,161
1,000,000	GlaxoSmithKline Capital Incorporated	5.65	05/15/2018	1,128,904
900,000	GlaxoSmithKline Capital Incorporated	6.38	05/15/2038	1,025,671
300,000	Johnson & Johnson	4.50	09/01/2040	279,174
180,000	Johnson & Johnson	4.95	05/15/2033	180,469
1,000,000	Johnson & Johnson	5.15	08/15/2012	1,065,604
500,000	Johnson & Johnson	5.15	07/15/2018	562,848
250,000	Johnson & Johnson	5.55	08/15/2017	289,327
300,000	Johnson & Johnson	5.85	07/15/2038	338,263
350,000	Merck & Company Incorporated	3.88	01/15/2021	342,960
225,000	Merck & Company Incorporated	4.75	03/01/2015	246,104
250,000	Merck & Company Incorporated	5.00	06/30/2019	273,904
400,000	Merck & Company Incorporated	5.75	11/15/2036	431,558
150,000	Merck & Company Incorporated	5.85	06/30/2039	164,357
65,000	Merck & Company Incorporated	5.95	12/01/2028	73,665
1,000,000	Merck & Company Incorporated	6.00	09/15/2017	1,156,486
250,000	Merck & Company Incorporated	6.30	01/01/2026	285,229
595,000	Novartis Capital Corporation	1.90	04/24/2013	605,833
850,000	Novartis Capital Corporation	2.90	04/24/2015	871,176
475,000	Novartis Capital Corporation	4.13	02/10/2014	509,065
500,000	Novartis Capital Corporation	4.40	04/24/2020	519,673
1,400,000	Pfizer Incorporated	4.45	03/15/2012	1,454,146
300,000	Pfizer Incorporated	4.50	02/15/2014	324,971
1,250,000	Pfizer Incorporated	5.35	03/15/2015	1,399,114
500,000	Pfizer Incorporated	5.45	04/01/2017	563,114
500,000	Pfizer Incorporated	5.50	02/01/2014	554,675
180,000	Pfizer Incorporated	5.50	02/15/2016	201,962

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 83
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Pharmaceuticals (continued)
$350,000	Pfizer Incorporated	5.95%	04/01/2037	$378,292
625,000	Pfizer Incorporated	6.00	02/15/2036	684,226
1,300,000	Pfizer Incorporated	6.20	03/15/2019	1,505,464
500,000	Pfizer Incorporated	6.50	02/01/2034	573,937
750,000	Pfizer Incorporated	7.20	03/15/2039	940,007
650,000	Schering-Plough Corporation	5.30	12/01/2013	718,227
120,000	Schering-Plough Corporation	6.50	12/01/2033	142,451
475,000	Schering-Plough Corporation	6.55	09/15/2037	562,103
200,000	Teva Pharmaceutical Finance LLC	1.50	06/15/2012	201,481
200,000	Teva Pharmaceutical Finance LLC	5.55	02/01/2016	222,968
400,000	Teva Pharmaceutical Finance LLC	6.15	02/01/2036	440,800
125,000	Watson Pharmaceuticals Incorporated	5.00	08/15/2014	134,993
130,000	Watson Pharmaceuticals Incorporated	6.13	08/15/2019	143,651

				32,232,190

Industrials: 1.74%

Aerospace & Defense: 0.45%
500,000	Boeing Capital Corporation	4.70	10/27/2019	527,498
500,000	Boeing Company	1.88	11/20/2012	508,378
140,000	Boeing Company	4.88	02/15/2020	150,008
1,000,000	Boeing Company	5.00	03/15/2014	1,098,036
30,000	Boeing Company	5.88	02/15/2040	32,166
300,000	Boeing Company	6.00	03/15/2019	344,871
180,000	Boeing Company	6.13	02/15/2033	200,375
800,000	Boeing Company	6.88	03/15/2039	965,457
500,000	General Dynamics Corporation	4.25	05/15/2013	534,197
500,000	General Dynamics Corporation	5.25	02/01/2014	549,936
550,000	Goodrich Corporation	4.88	03/01/2020	572,966
500,000	Honeywell International Incorporated	3.88	02/15/2014	533,695
500,000	Honeywell International Incorporated	4.25	03/01/2013	532,101
50,000	Honeywell International Incorporated	4.25	03/01/2021	50,567
750,000	Honeywell International Incorporated	5.00	02/15/2019	816,009
100,000	Honeywell International Incorporated	5.30	03/01/2018	111,070
65,000	Honeywell International Incorporated	5.38	03/01/2041	66,118
250,000	Honeywell International Incorporated	5.70	03/15/2037	266,973
395,000	ITT Corporation	4.90	05/01/2014	421,536
60,000	ITT Corporation	6.13	05/01/2019	67,730
250,000	L-3 Communications Corporation	4.95	02/15/2021	253,644
500,000	L-3 Communications Corporation	5.20	10/15/2019	522,421
100,000	Lockheed Martin Corporation	4.12	03/14/2013	105,743
1,000,000	Lockheed Martin Corporation	4.25	11/15/2019	1,009,694
150,000	Lockheed Martin Corporation	5.50	11/15/2039	152,163
162,000	Lockheed Martin Corporation††	5.72	06/01/2040	165,472
350,000	Lockheed Martin Corporation Series B	6.15	09/01/2036	382,516
300,000	Northrop Grumman Corporation	1.85	11/15/2015	286,554
300,000	Northrop Grumman Corporation	3.50	03/15/2021	278,390
90,000	Northrop Grumman Corporation	3.70	08/01/2014	94,020
85,000	Northrop Grumman Corporation	5.05	08/01/2019	90,506
100,000	Northrop Grumman Corporation	5.05	11/15/2040	94,278
300,000	Northrop Grumman Corporation	7.75	02/15/2031	387,314
500,000	Raytheon Company	1.63	10/15/2015	477,125
600,000	Raytheon Company	4.40	02/15/2020	611,843
120,000	Raytheon Company	7.20	08/15/2027	148,534
50,000	Rockwell Collins Incorporated	5.25	07/15/2019	53,089
500,000	United Technologies Corporation	4.50	04/15/2020	520,524

84 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Aerospace & Defense (continued)
$850,000	United Technologies Corporation	4.88%	05/01/2015	$937,778
400,000	United Technologies Corporation	6.05	06/01/2036	441,894
565,000	United Technologies Corporation	6.13	02/01/2019	658,652
500,000	United Technologies Corporation	6.13	07/15/2038	559,682
430,000	United Technologies Corporation	7.50	09/15/2029	551,497

				17,133,020

Air Freight & Logistics: 0.10%
20,000	Fedex Corporation	7.38	01/15/2014	22,835
400,000	Fedex Corporation	8.00	01/15/2019	497,679
600,000	United Parcel Service Incorporated	3.13	01/15/2021	558,411
350,000	United Parcel Service Incorporated	3.88	04/01/2014	375,159
600,000	United Parcel Service Incorporated	4.50	01/15/2013	639,966
100,000	United Parcel Service Incorporated	5.50	01/15/2018	112,317
795,000	United Parcel Service Incorporated	6.20	01/15/2038	900,551
500,000	United Parcel Service Incorporated Class B	5.13	04/01/2019	556,355

				3,663,273

Airlines: 0.07%
500,000	Continental Airlines Incorporated	4.75	01/12/2021	496,250
140,906	Continental Airlines Incorporated	9.00	07/08/2016	162,041
409,964	Continental Airlines Incorporated Series A	5.98	10/19/2023	427,388
200,000	Delta Air Lines Incorporated	4.95	05/23/2019	203,500
90,263	Delta Air Lines Incorporated	6.82	08/10/2022	95,228
195,241	Delta Air Lines Incorporated	7.75	06/17/2021	219,646
190,284	Northwest Airlines Incorporated	7.03	11/01/2019	197,895
500,000	Southwest Airlines Company	5.25	10/01/2014	538,084
283,292	United Airlines Incorporated	10.40	05/01/2018	328,619

				2,668,651

Building Products: 0.02%
500,000	Owens Corning Incorporated	6.50	12/01/2016	546,708

Commercial Services & Supplies: 0.25%
1,000,000	Allied Waste North America Incorporated	6.88	06/01/2017	1,087,500
350,000	Avery Dennison Corporation	5.38	04/15/2020	364,699
500,000	Black & Decker Corporation	8.95	04/15/2014	594,672
350,000	Browning-Ferris Industries Incorporated	7.40	09/15/2035	420,187
200,000	Cooper US Incorporated	2.38	01/15/2016	196,508
200,000	Cooper US Incorporated	3.88	12/15/2020	194,661
100,000	Cooper US Incorporated	6.10	07/01/2017	113,133
180,000	CRH America Incorporated	5.30	10/15/2013	192,474
850,000	CRH America Incorporated	6.00	09/30/2016	915,691
200,000	CRH America Incorporated	8.13	07/15/2018	236,087
50,000	Equifax Incorporated	7.00	07/01/2037	53,433
800,000	Pitney Bowes Incorporated	4.63	10/01/2012	841,777
500,000	Pitney Bowes Incorporated	5.25	01/15/2037	512,837
250,000	Pitney Bowes Incorporated Series MTN	4.75	01/15/2016	262,264
100,000	Pitney Bowes Incorporated Series MTN	5.75	09/15/2017	106,186
50,000	Republic Services Incorporated	5.25	11/15/2021	52,658
125,000	Republic Services Incorporated	5.50	09/15/2019	135,488
65,000	RR Donnelley & Sons Company	5.50	05/15/2015	66,981
250,000	RR Donnelley & Sons Company	6.13	01/15/2017	255,846
600,000	RR Donnelley & Sons Company	8.60	08/15/2016	683,604
500,000	Waste Management Incorporated	4.75	06/30/2020	512,854

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 85
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Commercial Services & Supplies (continued)
$415,000	Waste Management Incorporated	5.00%	03/15/2014	$449,400
326,000	Waste Management Incorporated	6.10	03/15/2018	366,285
500,000	Waste Management Incorporated	6.13	11/30/2039	527,618
150,000	Waste Management Incorporated	7.75	05/15/2032	186,042

				9,328,885

Construction & Engineering: 0.02%
300,000	MDC Holdings Incorporated	5.50	05/15/2013	311,713
65,000	Toll Brothers Finance Corporation	5.15	05/15/2015	66,746
100,000	Toll Brothers Finance Corporation	6.75	11/01/2019	105,067
200,000	Toll Brothers Finance Corporation	8.91	10/15/2017	235,198

				718,724

Electrical Equipment: 0.06%
300,000	Emerson Electric Company	4.13	04/15/2015	317,865
200,000	Emerson Electric Company	4.25	11/15/2020	204,624
100,000	Emerson Electric Company	4.75	10/15/2015	109,431
200,000	Emerson Electric Company	4.88	10/15/2019	214,752
50,000	Emerson Electric Company	5.25	10/15/2018	55,162
500,000	Emerson Electric Company	5.25	11/15/2039	503,666
100,000	Emerson Electric Company	6.13	04/15/2039	113,581
200,000	Hubbell Incorporated	3.63	11/15/2022	185,241
200,000	Roper Industries Incorporated	6.25	09/01/2019	221,949
200,000	Roper Industries Incorporated	6.63	08/15/2013	221,448

				2,147,719

Industrial Conglomerates: 0.15%
300,000	3M Company	4.38	08/15/2013	325,434
325,000	3M Company Series MTN	5.70	03/15/2037	358,903
245,000	GATX Corporation	3.50	07/15/2016	242,395
1,660,000	General Electric Company	5.00	02/01/2013	1,778,182
1,150,000	General Electric Company	5.25	12/06/2017	1,259,772
250,000	Philips Electronics NV	6.88	03/11/2038	300,479
350,000	Textron Incorporated	7.25	10/01/2019	402,678
350,000	Tyco Electronics Group SA	7.13	10/01/2037	404,545
500,000	Tyco International Limited	6.88	01/15/2021	597,091

				5,669,479

Machinery: 0.31%
250,000	Caterpillar Financial Services Corporation	2.00	04/05/2013	253,573
750,000	Caterpillar Financial Services Corporation	6.13	02/17/2014	845,876
500,000	Caterpillar Financial Services Corporation	6.20	09/30/2013	560,640
1,000,000	Caterpillar Financial Services Corporation	7.15	02/15/2019	1,225,749
500,000	Caterpillar Financial Services Corporation Series MTN	4.90	08/15/2013	542,321
275,000	Caterpillar Financial Services Corporation Series MTN	5.50	03/15/2016	308,088
415,000	Caterpillar Financial Services Corporation Series MTNF	4.75	02/17/2015	450,761
95,000	Caterpillar Incorporated	1.90	12/17/2012	96,618
900,000	Caterpillar Incorporated	6.05	08/15/2036	1,014,132
450,000	Danaher Corporation	5.40	03/01/2019	497,931
200,000	Deere & Company	4.38	10/16/2019	209,728
150,000	Deere & Company	5.38	10/16/2029	160,148
1,000,000	Deere & Company	6.95	04/25/2014	1,158,053
200,000	Dover Corporation	5.38	10/15/2035	200,667
100,000	Dover Corporation	5.45	03/15/2018	110,800

86 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Machinery (continued)
$60,000	Dover Corporation	6.60%	03/15/2038	$71,626
500,000	Eaton Corporation	5.60	05/15/2018	554,846
100,000	Harsco Corporation	2.70	10/15/2015	97,909
300,000	Illinois Tool Works Incorporated	5.15	04/01/2014	331,407
155,000	Illinois Tool Works Incorporated	6.25	04/01/2019	179,328
500,000	John Deere Capital Corporation	2.88	06/19/2012	515,515
750,000	John Deere Capital Corporation	7.00	03/15/2012	799,751
250,000	John Deere Capital Corporation Series MTN	5.25	10/01/2012	267,191
100,000	John Deere Capital Corporation Series MTN	5.50	04/13/2017	111,855
500,000	John Deere Capital Corporation Series MTN	5.75	09/10/2018	564,877
100,000	Parker Hannifin Corporation	3.50	09/15/2022	93,122
135,000	Parker Hannifin Corporation Series MTN	5.50	05/15/2018	150,933
60,000	Parker Hannifin Corporation Series MTN	6.25	05/15/2038	67,874
150,000	Snap-on Incorporated	6.13	09/01/2021	156,669

				11,597,988

Metals & Mining: 0.01%

250,000	Barrick Gold Finance Company LLC	6.13	09/15/2013	277,874

Road & Rail: 0.30%
125,000	Burlington Northern Santa Fe LLC	4.70	10/01/2019	131,204
500,000	Burlington Northern Santa Fe LLC	4.88	01/15/2015	543,215
360,000	Burlington Northern Santa Fe LLC	5.65	05/01/2017	402,970
650,000	Burlington Northern Santa Fe LLC	6.15	05/01/2037	703,431
200,000	Burlington Northern Santa Fe LLC	3.60	09/01/2020	190,532
300,000	Burlington Northern Santa Fe LLC	5.75	05/01/2040	312,596
300,000	Canadian National Railway Company	4.40	03/15/2013	319,927
435,000	Canadian National Railway Company	5.55	03/01/2019	489,165
550,000	Canadian National Railway Company	6.38	11/15/2037	635,639
250,000	CSX Corporation	3.70	10/30/2020	236,716
100,000	CSX Corporation	5.60	05/01/2017	110,726
300,000	CSX Corporation	6.00	10/01/2036	314,934
70,000	CSX Corporation	6.15	05/01/2037	74,946
200,000	CSX Corporation	6.22	04/30/2040	216,788
500,000	CSX Corporation	6.25	04/01/2015	568,298
300,000	CSX Corporation	6.30	03/15/2012	315,481
500,000	CSX Corporation	7.38	02/01/2019	606,238
275,000	Norfolk Southern Corporation	5.59	05/17/2025	293,817
1,100,000	Norfolk Southern Corporation	5.75	04/01/2018	1,242,989
65,000	Norfolk Southern Corporation	5.90	06/15/2019	74,186
500,000	Norfolk Southern Corporation	7.25	02/15/2031	614,961
115,000	Ryder System Incorporated	3.15	03/02/2015	116,207
100,000	Ryder System Incorporated	5.85	03/01/2014	109,652
250,000	Ryder System Incorporated	5.85	11/01/2016	276,552
500,000	Union Pacific Corporation	4.00	02/01/2021	493,542
360,000	Union Pacific Corporation	4.88	01/15/2015	390,357
300,000	Union Pacific Corporation	5.13	02/15/2014	326,590
200,000	Union Pacific Corporation	5.75	11/15/2017	225,916
300,000	Union Pacific Corporation	5.78	07/15/2040	315,305
40,000	Union Pacific Corporation	6.15	05/01/2037	43,609
600,000	Union Pacific Corporation	6.63	02/01/2029	698,659

				11,395,148

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 87
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Information Technology: 1.00%

Communications Equipment: 0.15%
$350,000	Cisco Systems Incorporated	2.90%	11/17/2014	$367,261
850,000	Cisco Systems Incorporated	4.45	01/15/2020	875,719
600,000	Cisco Systems Incorporated	4.95	02/15/2019	645,197
775,000	Cisco Systems Incorporated	5.50	02/22/2016	874,891
700,000	Cisco Systems Incorporated	5.50	01/15/2040	696,938
600,000	Cisco Systems Incorporated	5.90	02/15/2039	631,384
300,000	Harris Corporation	4.40	12/15/2020	301,400
400,000	Harris Corporation	5.95	12/01/2017	449,074
700,000	Motorola Incorporated	6.00	11/15/2017	763,650
120,000	Motorola Incorporated	7.50	05/15/2025	134,645

				5,740,159

Computers & Peripherals: 0.16%
300,000	Dell Incorporated	4.70	04/15/2013	321,203
500,000	Dell Incorporated	5.63	04/15/2014	550,253
550,000	Dell Incorporated	5.88	06/15/2019	611,411
100,000	Dell Incorporated	6.50	04/15/2038	109,500
200,000	Dell Incorporated	7.10	04/15/2028	226,789
600,000	Hewlett-Packard Company	1.25	09/13/2013	599,945
500,000	Hewlett-Packard Company	4.50	03/01/2013	532,615
1,500,000	Hewlett-Packard Company	4.75	06/02/2014	1,631,780
500,000	Hewlett-Packard Company	5.40	03/01/2017	559,238
500,000	Hewlett-Packard Company	5.50	03/01/2018	556,914
180,000	Hewlett-Packard Company	6.50	07/01/2012	193,490
250,000	Lexmark International Incorporated	6.65	06/01/2018	269,043

				6,162,181

Electronic Equipment & Instruments: 0.05%
500,000	Agilent Technologies Incorporated	5.50	09/14/2015	541,773
60,000	Agilent Technologies Incorporated	6.50	11/01/2017	66,923
150,000	Amphenol Corporation	4.75	11/15/2014	160,331
300,000	Arrow Electronics Incorporated	5.13	03/01/2021	295,737
100,000	Arrow Electronics Incorporated	6.00	04/01/2020	102,883
100,000	Avnet Incorporated	5.88	06/15/2020	102,323
300,000	Avnet Incorporated	6.63	09/15/2016	332,059
250,000	Corning Incorporated	4.25	08/15/2020	247,693
150,000	Corning Incorporated	5.75	08/15/2040	149,572
20,000	Corning Incorporated	6.63	05/15/2019	23,019

				2,022,313

Internet Software & Services: 0.01%
65,000	eBay Incorporated	0.88	10/15/2013	64,346
400,000	eBay Incorporated	1.63	10/15/2015	382,965

				447,311

IT Services: 0.26%
80,000	Western Union Company	5.25	04/01/2020	83,416
75,000	Western Union Company	5.93	10/01/2016	83,594
75,000	Western Union Company	6.20	11/17/2036	74,042
200,000	Western Union Company	6.20	06/21/2040	198,110
500,000	Western Union Company	6.50	02/26/2014	558,369
500,000	Computer Sciences Corporation	5.50	03/15/2013	534,168
150,000	Computer Sciences Corporation Series WI	6.50	03/15/2018	161,250
180,000	Electronic Data Systems Corporation Series B	6.00	08/01/2013	199,063

88 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
IT Services (continued)
$600,000	Fiserv Incorporated	6.13%	11/20/2012	$645,304
100,000	Fiserv Incorporated	6.80	11/20/2017	111,753
1,000,000	IBM International Group Capital LLC	5.05	10/22/2012	1,068,714
1,000,000	International Business Machines Corporation	1.00	08/05/2013	998,738
750,000	International Business Machines Corporation	2.10	05/06/2013	767,081
200,000	International Business Machines Corporation	4.75	11/29/2012	213,464
900,000	International Business Machines Corporation	5.60	11/30/2039	951,927
1,000,000	International Business Machines Corporation	5.70	09/14/2017	1,141,828
250,000	International Business Machines Corporation	5.88	11/29/2032	277,007
1,000,000	International Business Machines Corporation	7.63	10/15/2018	1,264,269
500,000	SAIC Incorporated††	4.45	12/01/2020	504,712
100,000	SAIC Incorporated††	5.95	12/01/2040	102,826

				9,939,635

Office Electronics: 0.08%
200,000	Xerox Corporation	4.25	02/15/2015	210,495
570,000	Xerox Corporation	5.50	05/15/2012	598,836
200,000	Xerox Corporation	5.63	12/15/2019	215,049
150,000	Xerox Corporation	6.35	05/15/2018	170,307
500,000	Xerox Corporation	6.40	03/15/2016	566,723
250,000	Xerox Corporation	6.75	02/01/2017	288,192
100,000	Xerox Corporation	6.75	12/15/2039	114,148
570,000	Xerox Corporation	8.25	05/15/2014	667,011

				2,830,761

Semiconductors & Semiconductor Equipment: 0.03%
250,000	Analog Devices Incorporated	5.00	07/01/2014	270,731
200,000	Broadcom Corporation††	2.38	11/01/2015	193,494
300,000	KLA Tencor Corporation	6.90	05/01/2018	330,512
350,000	National Semiconductor Corporation	3.95	04/15/2015	356,113

				1,150,850

Software: 0.26%
100,000	Adobe Systems Incorporated	3.25	02/01/2015	102,004
325,000	Adobe Systems Incorporated	4.75	02/01/2020	331,377
500,000	CA Incorporated	5.38	12/01/2019	516,688
115,000	Dun & Bradstreet Corporation	2.88	11/15/2015	112,935
200,000	Intuit Incorporated	5.75	03/15/2017	220,002
1,000,000	Microsoft Corporation	1.63	09/25/2015	970,502
890,000	Microsoft Corporation	2.95	06/01/2014	929,921
400,000	Microsoft Corporation	3.00	10/01/2020	372,971
175,000	Microsoft Corporation	4.20	06/01/2019	182,933
500,000	Microsoft Corporation	4.50	10/01/2040	448,805
110,000	Microsoft Corporation	5.20	06/01/2039	110,315
500,000	Oracle Corporation	3.75	07/08/2014	531,434
350,000	Oracle Corporation††	3.88	07/15/2020	344,983
500,000	Oracle Corporation	4.95	04/15/2013	540,894
600,000	Oracle Corporation	5.00	07/08/2019	646,166
350,000	Oracle Corporation	5.25	01/15/2016	390,605
1,100,000	Oracle Corporation††	5.38	07/15/2040	1,072,185
1,000,000	Oracle Corporation	5.75	04/15/2018	1,124,721
200,000	Oracle Corporation	6.13	07/08/2039	216,615
250,000	Oracle Corporation	6.50	04/15/2038	282,312
300,000	Symantec Corporation	4.20	09/15/2020	283,715

				9,732,083

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 89
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Materials: 0.83%

Chemicals: 0.41%
$165,000	Agrium Incorporated	6.13%	01/15/2041	$172,315
150,000	Air Products & Chemicals Incorporated	4.38	08/21/2019	151,426
300,000	Airgas Incorporated	2.85	10/01/2013	305,075
300,000	Albemarle Corporation	4.50	12/15/2020	295,547
100,000	Cabot Corporation	5.00	10/01/2016	105,707
250,000	Cytec Industries Incorporated	6.00	10/01/2015	273,891
125,000	Dow Chemical Company	2.50	02/15/2016	120,522
575,000	Dow Chemical Company	4.25	11/15/2020	554,122
500,000	Dow Chemical Company	4.85	08/15/2012	526,458
500,000	Dow Chemical Company	5.90	02/15/2015	557,469
100,000	Dow Chemical Company	6.00	10/01/2012	107,510
600,000	Dow Chemical Company	7.38	11/01/2029	726,199
685,000	Dow Chemical Company	7.60	05/15/2014	795,464
1,655,000	Dow Chemical Company	8.55	05/15/2019	2,098,485
385,000	Dow Chemical Company	9.40	05/15/2039	573,337
700,000	E.I. du Pont de Nemours & Company	3.25	01/15/2015	726,181
400,000	E.I. du Pont de Nemours & Company	4.50	08/15/2019	417,896
200,000	E.I. du Pont de Nemours & Company	4.63	01/15/2020	208,033
565,000	E.I. du Pont de Nemours & Company	4.88	04/30/2014	617,237
300,000	E.I. du Pont de Nemours & Company	4.90	01/15/2041	282,086
200,000	E.I. du Pont de Nemours & Company	5.00	07/15/2013	217,003
250,000	E.I. du Pont de Nemours & Company	5.25	12/15/2016	279,782
25,000	E.I. du Pont de Nemours & Company	5.60	12/15/2036	26,299
625,000	E.I. du Pont de Nemours & Company	6.00	07/15/2018	714,790
250,000	E.I. du Pont de Nemours & Company	6.50	01/15/2028	285,578
500,000	Eastman Chemical Company	4.50	01/15/2021	489,796
65,000	Lubrizol Corporation	5.50	10/01/2014	71,311
250,000	Lubrizol Corporation	8.88	02/01/2019	313,557
500,000	Monsanto Company	5.13	04/15/2018	542,018
100,000	Monsanto Company	5.50	08/15/2025	105,733
50,000	PPG Industries Incorporated	1.90	01/15/2016	47,437
100,000	PPG Industries Incorporated	3.60	11/15/2020	94,187
150,000	PPG Industries Incorporated	5.50	11/15/2040	147,826
200,000	PPG Industries Incorporated	5.75	03/15/2013	216,534
100,000	PPG Industries Incorporated	6.65	03/15/2018	116,646
250,000	PPG Industries Incorporated	7.70	03/15/2038	304,562
600,000	Praxair Incorporated	2.13	06/14/2013	612,138
50,000	Praxair Incorporated	5.20	03/15/2017	55,082
200,000	Praxair Incorporated	5.25	11/15/2014	223,938
75,000	Praxair Incorporated	5.38	11/01/2016	84,566
150,000	Praxair Incorporated	6.38	04/01/2012	158,624
250,000	RPM International Incorporated	6.50	02/15/2018	265,784
250,000	Sherwin-Williams Company	3.13	12/15/2014	259,042
100,000	Valspar Corporation	7.25	06/15/2019	114,295

				15,361,488

Construction Materials: 0.01%
25,000	Martin Marietta Materials Incorporated	6.25	05/01/2037	24,462
125,000	Martin Marietta Materials Incorporated	6.60	04/15/2018	137,182
250,000	WMC Finance USA Limited	5.13	05/15/2013	270,566

				432,210

90 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Containers & Packaging: 0.04%
$515,000	Bemis Company Incorporated	5.65%	08/01/2014	$561,900
10,000	Bemis Company Incorporated	6.80	08/01/2019	11,445
100,000	Bottling Group LLC	4.63	11/15/2012	106,305
750,000	Bottling Group LLC	6.95	03/15/2014	865,883

				1,545,533

Metals & Mining: 0.29%
25,000	Alcoa Incorporated	5.55	02/01/2017	26,864
350,000	Alcoa Incorporated	5.72	02/23/2019	367,505
500,000	Alcoa Incorporated	5.87	02/23/2022	515,495
300,000	Alcoa Incorporated	5.90	02/01/2027	298,018
25,000	Alcoa Incorporated	5.95	02/01/2037	24,386
1,200,000	Alcoa Incorporated	6.00	07/15/2013	1,312,780
50,000	Alcoa Incorporated	6.75	07/15/2018	56,786
75,000	Alcoa Incorporated	6.75	01/15/2028	78,787
50,000	Allegheny Technologies Incorporated	5.95	01/15/2021	52,901
150,000	Allegheny Technologies Incorporated	9.38	06/01/2019	187,299
500,000	BHP Billiton Finance USA Limited	4.80	04/15/2013	538,534
150,000	BHP Billiton Finance USA Limited	5.25	12/15/2015	166,841
255,000	Cliffs Natural Resources	4.80	10/01/2020	252,482
170,000	Cliffs Natural Resources	6.25	10/01/2040	171,133
250,000	Commercial Metals Company	6.50	07/15/2017	257,020
250,000	Freeport-McMoRan Copper & Gold Incorporated	8.25	04/01/2015	261,875
1,000,000	Freeport-McMoRan Copper & Gold Incorporated	8.38	04/01/2017	1,110,000
475,000	Newmont Mining Corporation	5.13	10/01/2019	511,319
475,000	Newmont Mining Corporation	6.25	10/01/2039	500,677
100,000	Nucor Corporation	5.00	06/01/2013	108,049
500,000	Nucor Corporation	5.75	12/01/2017	563,995
150,000	Nucor Corporation	5.85	06/01/2018	170,982
200,000	Nucor Corporation	6.40	12/01/2037	228,730
500,000	Rio Tinto Alcan Incorporated	4.88	09/15/2012	527,941
180,000	Rio Tinto Alcan Incorporated	5.00	06/01/2015	194,537
600,000	Rio Tito Alcan Incorporated	6.13	12/15/2033	630,665
90,000	Southern Copper Corporation	5.38	04/16/2020	92,416
440,000	Southern Copper Corporation	6.75	04/16/2040	457,259
150,000	Southern Copper Corporation	7.50	07/27/2035	167,030
350,000	Teck Resources Limited	4.50	01/15/2021	353,207
175,000	Teck Resources Limited	6.00	08/15/2040	178,659
100,000	Vulcan Materials Company	5.60	11/30/2012	104,980
500,000	Vulcan Materials Company	7.00	06/15/2018	516,456
50,000	Vulcan Materials Company	7.15	11/30/2037	47,611

				11,033,219

Paper & Forest Products: 0.08%
450,000	International Paper Comapny	7.50	08/15/2021	537,846
430,000	International Paper Company	5.30	04/01/2015	463,230
250,000	International Paper Company	7.30	11/15/2039	293,050
1,000,000	International Paper Company	7.95	06/15/2018	1,217,292
500,000	Plum Creek Timberlands LP	4.70	03/15/2021	485,971

				2,997,389

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 91
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Telecommunication Services: 1.05%

Diversified Telecommunication Services: 1.05%
$500,000	Alltel Corporation	7.00%	07/01/2012	$538,852
350,000	Alltel Corporation	7.88	07/01/2032	453,582
500,000	American Tower Corporation	4.50	01/15/2018	495,625
100,000	American Tower Corporation	4.63	04/01/2015	104,277
500,000	American Tower Corporation	5.05	09/01/2020	491,497
700,000	American Tower Corporation	5.25	04/15/2013	757,717
350,000	American Tower Corporation	7.00	10/15/2017	395,109
500,000	AT&T Incorporated	2.50	08/15/2015	495,084
1,500,000	AT&T Incorporated	4.95	01/15/2013	1,605,294
1,075,000	AT&T Incorporated	5.10	09/15/2014	1,182,954
2,372,000	AT&T Incorporated††	5.35	09/01/2040	2,175,231
1,000,000	AT&T Incorporated	5.50	02/01/2018	1,098,363
500,000	AT&T Incorporated	5.60	05/15/2018	552,418
300,000	AT&T Incorporated	5.80	02/15/2019	335,288
1,500,000	AT&T Incorporated	6.30	01/15/2038	1,557,497
570,000	AT&T Incorporated	6.50	09/01/2037	606,790
800,000	AT&T Incorporated	6.55	02/15/2039	852,458
1,350,000	AT&T Incorporated	6.70	11/15/2013	1,527,809
536,000	AT&T Incorporated	8.00	11/15/2031	680,795
1,000,000	AT&T Incorporated	8.13	05/01/2012	1,084,006
1,000,000	AT&T Incorporated	8.75	03/01/2031	1,382,087
750,000	BellSouth Capital Funding Corporation	7.88	02/15/2030	912,728
325,000	BellSouth Corporation	5.20	09/15/2014	357,805
180,000	BellSouth Corporation	6.00	11/15/2034	179,981
180,000	BellSouth Corporation	6.55	06/15/2034	188,828
100,000	CenturyTelephone Incorporated	5.00	02/15/2015	104,041
240,000	CenturyTelephone Incorporated	6.00	04/01/2017	253,902
500,000	Deutsche Telekom International Finance BV	9.25	06/01/2032	689,827
650,000	Embarq Corporation	7.08	06/01/2016	739,725
1,000,000	Embarq Corporation	8.00	06/01/2036	1,136,458
300,000	Qwest Corporation	6.88	09/15/2033	298,875
500,000	Qwest Corporation	7.50	06/15/2023	501,250
285,000	Qwest Corporation	8.38	05/01/2016	340,219
800,000	Qwest Corporation	8.88	03/15/2012	859,000
350,000	SBC Communications Incorporated	5.63	06/15/2016	392,093
500,000	SBC Communications Incorporated	5.88	08/15/2012	535,842
500,000	Verizon Communications Incorporated	4.35	02/15/2013	530,383
1,000,000	Verizon Communications Incorporated	5.50	02/15/2018	1,090,589
250,000	Verizon Communications Incorporated	6.25	04/01/2037	259,858
1,000,000	Verizon Communications Incorporated	6.35	04/01/2019	1,147,132
500,000	Verizon Communications Incorporated	6.90	04/15/2038	567,189
1,350,000	Verizon Communications Incorporated	7.35	04/01/2039	1,602,135
1,550,000	Verizon Communications Incorporated	8.75	11/01/2018	2,000,238
500,000	Verizon Communications Incorporated	8.95	03/01/2039	697,099
325,000	Verizon Global Funding Corporation	4.90	09/15/2015	355,081
600,000	Verizon Global Funding Corporation	5.85	09/15/2035	603,884
1,000,000	Verizon Global Funding Corporation	7.38	09/01/2012	1,093,730
850,000	Verizon Global Funding Corporation	7.75	12/01/2030	1,043,241
467,000	Verizon New York Incorporated Series A	6.88	04/01/2012	495,352
1,500,000	Verizon Wireless Capital LLC	5.55	02/01/2014	1,658,181
250,000	Verizon Wireless Capital LLC	7.38	11/15/2013	288,080
500,000	Verizon Wireless Capital LLC	8.50	11/15/2018	648,033

				39,943,512

92 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Utilities: 2.04%

Electric Utilities: 1.67%
$500,000	Alabama Power Company	6.00%	03/01/2039	$544,583
105,000	Alabama Power Company	6.13	05/15/2038	115,299
250,000	Ameren Corporation	8.88	05/15/2014	287,345
100,000	Ameren Energy Generating Company«	6.30	04/01/2020	100,929
250,000	Ameren Energy Generating Company Series F	7.95	06/01/2032	252,517
100,000	Ameren Energy Generating Company Series H	7.00	04/15/2018	104,456
100,000	Ameren Illinois Company	6.13	11/15/2017	111,220
400,000	Ameren Illinois Company	6.25	04/01/2018	441,654
300,000	Appalachian Power Company	6.38	04/01/2036	316,485
600,000	Appalachian Power Company	7.00	04/01/2038	697,702
315,000	Appalachian Power Company Series L	5.80	10/01/2035	317,042
250,000	Arizona Public Service Company	6.50	03/01/2012	262,196
65,000	Atlantic City Electric Company	7.75	11/15/2018	79,495
180,000	Carolina Power & Light Company	5.25	12/15/2015	200,580
800,000	Carolina Power & Light Company	5.30	01/15/2019	884,107
200,000	Carolina Power & Light Company	6.50	07/15/2012	214,498
450,000	Centerpoint Energy Houston Series J2	5.70	03/15/2013	489,527
250,000	Centerpoint Energy Houston Series K	6.95	03/15/2033	288,925
500,000	Cleveland Electric Illuminating Company	5.95	12/15/2036	468,726
150,000	Commonwealth Edison Company	1.63	01/15/2014	149,627
250,000	Commonwealth Edison Company	4.70	04/15/2015	268,987
500,000	Commonwealth Edison Company	5.80	03/15/2018	557,483
250,000	Commonwealth Edison Company	5.90	03/15/2036	258,314
65,000	Commonwealth Edison Company Series 100	5.88	02/01/2033	66,821
100,000	Connecticut Light & Power Company	5.65	05/01/2018	111,405
200,000	Connecticut Light & Power Company Series A	6.35	06/01/2036	221,569
180,000	Consolidated Edison Company of New York Incorporated	4.88	02/01/2013	191,619
600,000	Consolidated Edison Company of New York Incorporated	5.50	12/01/2039	608,654
100,000	Consolidated Edison Company of New York Incorporated	5.85	04/01/2018	112,522
250,000	Consolidated Edison Company of New York Incorporated	6.30	08/15/2037	281,478
500,000	Consolidated Edison Company of New York Incorporated	6.65	04/01/2019	592,417
100,000	Consolidated Edison Company of New York Incorporated	6.75	04/01/2038	119,088
200,000	Consolidated Edison Company of New York Incorporated	7.13	12/01/2018	243,278
100,000	Consolidated Edison Company of New York Incorporated Series 06-C	5.50	09/15/2016	111,922
50,000	Consolidated Edison Company of New York Incorporated Series D	5.30	12/01/2016	55,645
250,000	Consolidated Edison Company of New York Incorporated Series E	5.70	12/01/2036	260,342
150,000	Consumers Energy Company	5.65	09/15/2018	167,363
500,000	Consumers Energy Company	6.70	09/15/2019	592,249
150,000	Consumers Energy Company Series B	5.38	04/15/2013	162,594
500,000	Detroit Edison Company	3.45	10/01/2020	474,306
200,000	Duke Energy Carolinas LLC	5.63	11/30/2012	215,428
150,000	Duke Energy Carolinas LLC	5.75	11/15/2013	168,127
100,000	Duke Energy Carolinas LLC	7.00	11/15/2018	121,078
750,000	Duke Energy Corporation	3.35	04/01/2015	766,769
725,000	Duke Energy Corporation	3.95	09/15/2014	763,753
950,000	Duke Energy Corporation	6.30	02/01/2014	1,063,111
375,000	Duke Energy Corporation	6.45	10/15/2032	422,259
500,000	Duke Energy Indiana Incorporated	3.75	07/15/2020	482,931
750,000	Duke Energy Indiana Incorporated	6.35	08/15/2038	839,741
65,000	Duke Energy Indiana Incorporated	6.45	04/01/2039	73,776
250,000	Duke Energy Ohio Incorporated	5.45	04/01/2019	275,820
500,000	Energy East Corporation	6.75	07/15/2036	528,259

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 93
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Electric Utilities (continued)
$100,000	Entergy Arkansas Incorporated	5.40%	08/01/2013	$108,733
200,000	Entergy Corporation	3.63	09/15/2015	199,907
250,000	Entergy Corporation	5.13	09/15/2020	249,268
120,000	Entergy Gulf States Louisiana LLC	5.59	10/01/2024	126,743
100,000	Entergy Gulf States Louisiana LLC	6.00	05/01/2018	109,640
250,000	Entergy Louisiana LLC	5.40	11/01/2024	261,969
200,000	Entergy Texas Incorporated	7.13	02/01/2019	234,407
375,000	Exelon Corporation	4.90	06/15/2015	398,211
365,000	Exelon Corporation	5.63	06/15/2035	343,146
500,000	Exelon Generation Company LLC	5.20	10/01/2019	515,184
500,000	Exelon Generation Company LLC	6.25	10/01/2039	499,969
430,000	FirstEnergy Corporation Series C	7.38	11/15/2031	468,803
1,200,000	FirstEnergy Solutions Company	4.80	02/15/2015	1,262,222
240,000	FirstEnergy Solutions Company	6.05	08/15/2021	251,077
164,000	FirstEnergy Solutions Company	6.80	08/15/2039	161,960
100,000	Florida Power & Light Company	4.80	03/01/2013	106,587
200,000	Florida Power & Light Company	5.25	02/01/2041	198,498
150,000	Florida Power & Light Company	5.63	04/01/2034	157,467
380,000	Florida Power & Light Company	5.65	02/01/2037	401,372
585,000	Florida Power & Light Company	5.69	03/01/2040	618,599
100,000	Florida Power & Light Company	5.85	05/01/2037	108,475
50,000	Florida Power & Light Company	5.95	02/01/2038	54,705
500,000	Florida Power & Light Company	6.20	06/01/2036	565,971
500,000	Florida Power & Light Company	6.40	06/15/2038	568,559
300,000	Florida Power Corporation	5.65	06/15/2018	339,815
125,000	Florida Power Corporation	5.65	04/01/2040	128,620
200,000	Florida Power Corporation	5.80	09/15/2017	225,584
100,000	FPL Group Capital Incorporated	2.55	11/15/2013	101,866
750,000	FPL Group Capital Incorporated	6.00	03/01/2019	832,061
125,000	Georgia Power Company	4.25	12/01/2019	128,079
200,000	Georgia Power Company	5.40	06/01/2018	221,904
250,000	Georgia Power Company	5.40	06/01/2040	249,978
225,000	Georgia Power Company	6.00	11/01/2013	251,637
250,000	Georgia Power Company Series 2009A	5.95	02/01/2039	267,808
100,000	Georgia Power Company Series B	5.70	06/01/2017	112,920
250,000	Great Plains Energy Incorporated	2.75	08/15/2013	253,332
500,000	Indiana Michigan Power Company	7.00	03/15/2019	591,099
30,000	Interstate Power & Light Company	6.25	07/15/2039	32,753
100,000	Jersey Central Power & Light Company	5.63	05/01/2016	110,516
250,000	Jersey Central Power & Light Company	7.35	02/01/2019	300,775
250,000	Kansas City Power & Light Company	6.38	03/01/2018	281,628
200,000	Kansas City Power & Light Company	7.15	04/01/2019	236,833
500,000	Kentucky Utilities Company††	3.25	11/01/2020	468,111
500,000	Kentucky Utilities Company††	5.13	11/01/2040	484,773
100,000	LG&E & KU Energy LLC††	2.13	11/15/2015	95,824
100,000	LG&E & KU Energy LLC††	3.75	11/15/2020	94,499
150,000	MidAmerican Energy Holdings Company	6.75	12/30/2031	175,122
350,000	MidAmerican Energy Holdings Company Series MTN	5.13	01/15/2013	375,359
200,000	MidAmerican Energy Holdings Company	3.15	07/15/2012	205,027
250,000	MidAmerican Energy Holdings Company	5.30	03/15/2018	276,459
75,000	MidAmerican Energy Holdings Company	5.80	10/15/2036	78,067
180,000	MidAmerican Energy Holdings Company	5.88	10/01/2012	192,999
300,000	MidAmerican Energy Holdings Company	5.95	05/15/2037	310,943
250,000	MidAmerican Energy Holdings Company	6.13	04/01/2036	264,764
500,000	MidAmerican Energy Holdings Company	6.50	09/15/2037	555,837

94 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Electric Utilities (continued)
$350,000	MidAmerican Energy Holdings Company Series D	5.00%	02/15/2014	$375,618
200,000	Nevada Power Company	6.75	07/01/2037	227,536
300,000	Nevada Power Company	7.13	03/15/2019	356,735
550,000	Nevada Power Company Series O	6.50	05/15/2018	631,019
180,000	NiSource Finance Corporation	5.25	09/15/2017	190,559
415,000	NiSource Finance Corporation	5.45	09/15/2020	432,678
100,000	NiSource Finance Corporation	6.13	03/01/2022	109,782
1,000,000	NiSource Finance Corporation	6.40	03/15/2018	1,122,728
90,000	NiSource Finance Corporation	6.80	01/15/2019	103,724
150,000	Northern States Power Company Minnesota	1.95	08/15/2015	146,632
500,000	Northern States Power Company Minnesota	5.25	03/01/2018	548,539
40,000	Northern States Power Company Minnesota	5.35	11/01/2039	40,586
300,000	Northern States Power Company Minnesota	6.20	07/01/2037	340,386
250,000	Northern States Power Company Minnesota First Mortgage Bond Series B	8.00	08/28/2012	275,694
250,000	NSTAR Electric Company	4.88	04/15/2014	270,315
100,000	NSTAR Electric Company	5.50	03/15/2040	101,455
300,000	Oglethorpe Power Corporation	5.38	11/01/2040	287,339
150,000	Oglethorpe Power Corporation	5.95	11/01/2039	155,902
150,000	Ohio Edison Company	6.88	07/15/2036	163,864
65,000	Ohio Power Company	5.38	10/01/2021	69,663
250,000	Ohio Power Company	6.00	06/01/2016	278,603
194,000	Ohio Power Company	6.60	02/15/2033	213,122
100,000	Oklahoma Gas and Electric Company	5.85	06/01/2040	102,113
800,000	Oncor Electric Delivery Company LLC	5.95	09/01/2013	878,816
500,000	Oncor Electric Delivery Company LLC	6.80	09/01/2018	580,613
200,000	Oncor Electric Delivery Company LLC	7.50	09/01/2038	247,091
600,000	PacifiCorp	5.65	07/15/2018	674,236
500,000	PacifiCorp	6.00	01/15/2039	540,654
720,000	PacifiCorp	6.25	10/15/2037	800,372
500,000	PECO Energy Company	5.00	10/01/2014	550,371
350,000	Pepco Holdings Incorporated	2.70	10/01/2015	344,269
250,000	Portland General Electric Company	6.10	04/15/2019	284,324
200,000	Potomac Electric Power	6.50	11/15/2037	230,899
45,000	PPL Electric Utilities Corporation	6.25	05/15/2039	50,151
200,000	PPL Electric Utilities Corporation	7.13	11/30/2013	229,355
500,000	PPL Energy Supply LLC	6.20	05/15/2016	551,493
75,000	Progress Energy Incorporated	4.55	04/01/2020	77,742
300,000	Progress Energy Incorporated	6.00	12/01/2039	314,807
500,000	Progress Energy Incorporated	6.05	03/15/2014	556,744
50,000	Progress Energy Incorporated	6.30	04/01/2038	56,828
120,000	Progress Energy Incorporated	7.75	03/01/2031	149,961
700,000	PSEG Power LLC	2.50	04/15/2013	713,965
280,000	PSEG Power LLC	5.13	04/15/2020	288,434
75,000	PSEG Power LLC	8.63	04/15/2031	95,228
50,000	Public Service Company of Colorado	5.13	06/01/2019	54,412
500,000	Public Service Company of Colorado	6.25	09/01/2037	569,543
150,000	Public Service Company of Colorado	7.88	10/01/2012	166,006
100,000	Public Service Company of Oklahoma	4.40	02/01/2021	99,330
40,000	Public Service Company of Oklahoma	5.15	12/01/2019	42,412
1,000,000	Public Service Electric & Gas Company	5.30	05/01/2018	1,108,820
100,000	Public Service Electric & Gas Company Series MTN	5.80	05/01/2037	105,561
400,000	Puget Sound Energy Incorporated	5.76	10/01/2039	403,176
50,000	Puget Sound Energy Incorporated	5.80	03/15/2040	50,669
330,000	Puget Sound Energy Incorporated	6.27	03/15/2037	355,529
530,000	San Diego Gas & Electric Company	6.00	06/01/2039	588,144
525,000	South Carolina Electric & Gas Company	6.50	11/01/2018	619,797

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 95
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Electric Utilities (continued)
$700,000	Southern California Edison Company	5.50%	03/15/2040	$720,615
750,000	Southern California Edison Company	5.75	03/15/2014	839,096
350,000	Southern California Edison Company	6.05	03/15/2039	388,091
100,000	Southern California Edison Company Series 05-A	5.00	01/15/2016	110,008
180,000	Southern California Edison Company Series 05-E	5.35	07/15/2035	181,211
200,000	Southern Company	2.38	09/15/2015	197,361
125,000	Southern Company	4.15	05/15/2014	132,433
250,000	Southern Power Company Series D	4.88	07/15/2015	269,191
50,000	Southwestern Electric Power Company	6.20	03/15/2040	50,335
100,000	Southwestern Electric Power Company Series E	5.55	01/15/2017	106,224
100,000	Southwestern Public Service Company	6.00	10/01/2036	102,644
100,000	Tampa Electric Comapny	6.10	05/15/2018	112,925
75,000	Tampa Electric Company	6.15	05/15/2037	81,169
1,320,000	Tennessee Valley Authority	3.88	02/15/2021	1,328,771
200,000	Tennessee Valley Authority	4.50	04/01/2018	216,136
400,000	Tennessee Valley Authority	5.25	09/15/2039	418,919
150,000	Tennessee Valley Authority	5.50	07/18/2017	171,738
400,000	Tennessee Valley Authority	6.15	01/15/2038	476,311
300,000	Tennessee Valley Authority 1997 Series C	5.88	04/01/2036	341,740
200,000	Tennessee Valley Authority 2005 Series A	4.65	06/15/2035	196,303
200,000	Tennessee Valley Authority Series A	4.88	01/15/2048	196,161
50,000	Toleda Edison Company	6.15	05/15/2037	51,652
75,000	TXU Electric Delivery Company	6.38	05/01/2012	79,247
175,000	TXU Electric Delivery Company	7.00	05/01/2032	202,506
75,000	TXU Electric Delivery Company	7.25	01/15/2033	89,209
75,000	Union Electric Company	5.40	02/01/2016	82,492
100,000	Union Electric Company	6.00	04/01/2018	110,506
80,000	Union Electric Company	8.45	03/15/2039	110,608
100,000	Virginia Electric & Power Company	4.75	03/01/2013	106,795
200,000	Virginia Electric & Power Company	5.00	06/30/2019	215,294
600,000	Virginia Electric & Power Company	5.40	01/15/2016	670,898
605,000	Virginia Electric & Power Company	6.00	05/15/2037	653,736
300,000	Virginia Electric & Power Company	8.88	11/15/2038	434,607
100,000	Virginia Electric & Power Company Series B	6.00	01/15/2036	107,863
250,000	Weatar Energy Incorporated	8.63	12/01/2018	320,289
350,000	Wisconsin Electric Power Company	4.25	12/15/2019	357,346
100,000	Wisconsin Electric Power Company	5.63	05/15/2033	102,881
150,000	Wisconsin Electric Power Company	5.70	12/01/2036	156,205
50,000	Wisconsin Power & Light Company	5.00	07/15/2019	53,840
250,000	Wisconsin Power & Light Company	6.38	08/15/2037	284,102

				63,474,287

Gas Utilities: 0.10%
100,000	Atmos Energy Corporation	4.95	10/15/2014	106,584
50,000	Atmos Energy Corporation	6.35	06/15/2017	55,920
250,000	Atmos Energy Corporation	8.50	03/15/2019	313,636
300,000	Consolidated Natural Gas Company Series A	5.00	12/01/2014	328,168
125,000	KeySpan Corporation	5.80	04/01/2035	122,657
65,000	Oneok Incorporated	5.20	06/15/2015	69,930
200,000	Oneok Incorporated	6.00	06/15/2035	192,565
400,000	Panhandle East Pipe Line Company LP	6.20	11/01/2017	431,905
200,000	Questar Corporation	2.75	02/01/2016	198,101
100,000	Sempra Energy	6.00	02/01/2013	107,583
300,000	Sempra Energy	6.00	10/15/2039	310,875
1,090,000	Sempra Energy	6.50	06/01/2016	1,248,959

96 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Gas Utilities (continued)
$100,000	Southern California Gas Company	5.13%	11/15/2040	$98,864
75,000	Southern California Gas Company	5.75	11/15/2035	80,150

				3,665,897

Independent Power Producers & Energy Traders: 0.03%
500,000	Constellation Energy Group Incorporated	7.60	04/01/2032	575,225
300,000	Duke Capital Corporation	6.25	02/15/2013	325,997
300,000	Kinder Morgan Energy Partners LP	5.95	02/15/2018	331,016

				1,232,238

Multi-Utilities: 0.22%
100,000	Alliant Energy Corporation	4.00	10/15/2014	102,833
55,000	Avista Corporation	5.13	04/01/2022	57,414
350,000	Baltimore Gas & Electric Company	5.90	10/01/2016	390,603
250,000	Centerpoint Energy Resources Corporation	5.95	02/01/2017	270,155
100,000	Dominion Resources Incorporated	2.25	09/01/2015	97,543
580,000	Dominion Resources Incorporated	5.20	08/15/2019	618,167
180,000	Dominion Resources Incorporated	5.70	09/17/2012	192,491
750,000	Dominion Resources Incorporated	6.40	06/15/2018	861,989
50,000	Dominion Resources Incorporated Series A	5.60	11/15/2016	55,829
225,000	Dominion Resources Incorporated Series B	5.95	06/15/2035	235,362
350,000	Dominion Resources Incorporated Series C	5.15	07/15/2015	383,032
350,000	DTE Energy Company	6.35	06/01/2016	389,659
50,000	DTE Energy Company	7.63	05/15/2014	57,144
125,000	Duke Capital LLC	5.67	08/15/2014	137,357
100,000	Duke Capital LLC	8.00	10/01/2019	120,951
200,000	Integrys Energy Group	4.17	11/01/2020	191,174
125,000	Louisville Gas & Electric Company††	5.13	11/15/2040	121,736
100,000	NSTAR Global Services Incorporated	4.50	11/15/2019	102,794
125,000	Pacific Gas & Electric Company	4.80	03/01/2014	135,260
200,000	Pacific Gas & Electric Company	5.40	01/15/2040	195,975
500,000	Pacific Gas & Electric Company	5.80	03/01/2037	515,694
1,000,000	Pacific Gas & Electric Company	6.05	03/01/2034	1,065,851
200,000	Pacific Gas & Electric Company	6.25	12/01/2013	222,934
100,000	Pacific Gas & Electric Company	6.35	02/15/2038	110,366
1,000,000	Pacific Gas & Electric Company	8.25	10/15/2018	1,294,612
100,000	San Diego Gas & Electric Company	5.35	05/15/2035	101,353
150,000	South Carolina Electric & Gas Company	5.45	02/01/2041	151,099
200,000	Southern Power Company	6.25	07/15/2012	213,256
125,000	Wisconsin Energy Corporation	6.25	05/15/2067	124,844

				8,517,477

Water Utilities: 0.02%
750,000	American Water Capital Corporation	6.09	10/15/2017	844,727

Total Corporate Bonds and Notes (Cost $797,688,170)				826,006,437

Yankee Corporate Bonds and Notes: 3.57%

Consumer Discretionary: 0.07%

Media: 0.07%
250,000	Grupo Televisa SA	6.00	05/15/2018	273,565
500,000	Grupo Televisa SA	6.63	01/15/2040	531,919
125,000	Thomson Reuters Corporation	4.70	10/15/2019	131,375

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 97
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Media (continued)
$200,000	Thomson Reuters Corporation	5.70%	10/01/2014	$224,218
250,000	Thomson Reuters Corporation	5.95	07/15/2013	276,458
500,000	Thomson Reuters Corporation	6.50	07/15/2018	582,028
500,000	WPP Finance UK	8.00	09/15/2014	582,045

				2,601,608

Consumer Staples: 0.09%

Beverages: 0.09%
500,000	Cia de Bebidas das Americas	8.75	09/15/2013	573,750
250,000	Coca-Cola HBC Finance BV	5.13	09/17/2013	268,729
300,000	Diageo Capital plc	5.20	01/30/2013	322,503
1,050,000	Diageo Capital plc	5.75	10/23/2017	1,181,967
175,000	Diageo Capital plc	5.88	09/30/2036	186,549
500,000	Diageo Capital plc	7.38	01/15/2014	575,866
100,000	Diageo Finance BV	3.25	01/15/2015	103,585
125,000	Diageo Finance BV	5.30	10/28/2015	138,867

				3,351,816

Energy: 0.82%

Energy Equipment & Services: 0.05%
300,000	Trans Canada Pipelines Limited	6.10	06/01/2040	316,952
100,000	Weatherford International Limited	6.00	03/15/2018	109,573
1,000,000	Weatherford International Limited	9.63	03/01/2019	1,310,221

				1,736,746

Oil, Gas & Consumable Fuels: 0.77%
350,000	Alberta Energy Company Limited	7.38	11/01/2031	416,784
150,000	Alberta Energy Company Limited	8.13	09/15/2030	184,392
325,000	Anadarko Finance Company Series B	7.50	05/01/2031	360,018
500,000	BP Capital Markets plc	3.13	03/10/2012	511,282
350,000	BP Capital Markets plc	3.63	05/08/2014	365,736
700,000	BP Capital Markets plc	3.88	03/10/2015	733,399
150,000	BP Capital Markets plc	4.75	03/10/2019	156,180
1,000,000	BP Capital Markets plc	5.25	11/07/2013	1,085,685
500,000	Burlington Resources Finance Company	7.20	08/15/2031	608,472
1,150,000	Canadian Natural Resources Limited	5.70	05/15/2017	1,284,686
565,000	Canadian Natural Resources Limited	5.85	02/01/2035	575,956
500,000	Canadian Natural Resources Limited	6.25	03/15/2038	540,580
500,000	Cenovus Energy Incorporated	4.50	09/15/2014	538,638
500,000	Cenovus Energy Incorporated	6.75	11/15/2039	569,038
150,000	ConocoPhillips Canada Funding Company	5.63	10/15/2016	169,184
300,000	ConocoPhillips Canada Funding Company	5.95	10/15/2036	320,128
400,000	Encana Corporation	6.50	05/15/2019	469,784
250,000	Encana Corporation	6.50	08/15/2034	268,911
350,000	Encana Corporation	6.50	02/01/2038	380,625
154,000	Encana Holdings Finance Corporation	5.80	05/01/2014	171,214
305,000	Husky Energy Incorporated	5.90	06/15/2014	338,152
100,000	Husky Energy Incorporated	6.80	09/15/2037	109,703
100,000	Nexen Incorporated	5.65	05/15/2017	106,846
80,000	Nexen Incorporated	6.20	07/30/2019	85,591
600,000	Nexen Incorporated	6.40	05/15/2037	574,277
560,000	Nexen Incorporated	7.50	07/30/2039	600,088
250,000	Noble Holdings International Limited Corporation	4.90	08/01/2020	254,825
250,000	Noble Holdings International Limited Corporation	7.38	03/15/2014	286,459
250,000	Norsk Hydro ASA	6.80	01/15/2028	300,851

98 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Oil, Gas & Consumable Fuels (continued)
$250,000	PC Financial Partnership	5.00%	11/15/2014	$271,819
700,000	Petro-Canada	5.95	05/15/2035	707,116
400,000	Petro-Canada	6.80	05/15/2038	449,010
440,000	Shell International Finance BV	1.88	03/25/2013	448,849
1,000,000	Shell International Finance BV	3.25	09/22/2015	1,034,869
950,000	Shell International Finance BV	4.00	03/21/2014	1,016,603
500,000	Shell International Finance BV	4.30	09/22/2019	516,845
500,000	Shell International Finance BV	4.38	03/25/2020	518,591
500,000	Shell International Finance BV	4.95	03/22/2012	522,900
250,000	Shell International Finance BV	5.20	03/22/2017	278,242
300,000	Shell International Finance BV	5.50	03/25/2040	308,834
850,000	Shell International Finance BV	6.38	12/15/2038	969,804
150,000	Statoilhydro ASA	3.88	04/15/2014	159,278
1,015,000	Statoilhydro ASA	5.25	04/15/2019	1,108,474
75,000	Suncor Energy Incorporated	5.95	12/01/2034	76,141
900,000	Suncor Energy Incorporated	6.10	06/01/2018	1,024,214
150,000	Suncor Energy Incorporated	6.50	06/15/2038	162,115
250,000	Suncor Energy Incorporated	6.85	06/01/2039	283,941
65,000	Talisman Energy Incorporated	5.13	05/15/2015	70,447
400,000	Talisman Energy Incorporated	6.25	02/01/2038	422,090
415,000	Talisman Energy Incorporated	7.75	06/01/2019	508,802
1,000,000	Total Capital SA	3.13	10/02/2015	1,023,129
500,000	Total Capital SA	4.45	06/24/2020	514,808
300,000	TransCanada PipeLines Limited	3.80	10/01/2020	287,771
585,000	TransCanada PipeLines Limited	6.20	10/15/2037	624,774
1,500,000	TransCanada PipeLines Limited	7.13	01/15/2019	1,817,666
500,000	TransCanada PipeLines Limited	7.63	01/15/2039	621,234
500,000	Transocean Incorporated	4.95	11/15/2015	529,010
600,000	Transocean Incorporated	6.00	03/15/2018	648,705

				29,293,565

Financials: 1.07%

Capital Markets: 0.04%
1,100,000	Nomura Holdings Incorporated	5.00	03/04/2015	1,149,169
356,000	Nomura Holdings Incorporated	6.70	03/04/2020	383,553

				1,532,722

Commercial Banks: 0.52%
300,000	Bank of Montreal	2.13	06/28/2013	306,272
545,000	Bank of Nova Scotia	2.25	01/22/2013	558,024
600,000	Bank of Nova Scotia	2.38	12/17/2013	612,825
650,000	Bank of Nova Scotia	3.40	01/22/2015	672,599
500,000	Bank of Nova Scotia	4.38	01/13/2021	498,035
1,000,000	Barclays Bank plc	2.50	01/23/2013	1,016,786
250,000	Barclays Bank plc	3.90	04/07/2015	258,035
900,000	Barclays Bank plc	5.00	09/22/2016	955,221
500,000	Barclays Bank plc	5.13	01/08/2020	510,739
800,000	Barclays Bank plc	5.20	07/10/2014	864,730
300,000	Barclays Bank plc	5.45	09/12/2012	318,944
750,000	Barclays Bank plc	6.75	05/22/2019	843,345
1,000,000	BNP Paribas	3.25	03/11/2015	1,008,693
500,000	Canadian Imperial Bank of Commerce	2.35	12/11/2015	485,726
500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.50	01/11/2021	500,899
800,000	HSBC Holdings plc	5.25	12/12/2012	848,038
850,000	HSBC Holdings plc	6.50	09/15/2037	881,216

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 99
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Commercial Banks (continued)
$350,000	HSBC Holdings plc	6.80%	06/01/2038	$373,559
1,000,000	ICICI Bank Limited††	6.63	10/03/2012	1,065,423
800,000	Royal Bank of Canada	2.10	07/29/2013	816,674
250,000	Royal Bank of Canada	2.63	12/15/2015	250,543
500,000	Royal Bank of Scotland Group plc	3.40	08/23/2013	509,660
1,000,000	Royal Bank of Scotland Group plc	4.88	03/16/2015	1,036,601
360,000	Royal Bank of Scotland Group plc	5.00	10/01/2014	356,116
575,000	Royal Bank of Scotland Group plc	6.40	10/21/2019	588,560
500,000	Sumitomo Mitsui Banking Corporation	8.00	06/15/2012	539,028
200,000	Westpac Banking Corporation	1.85	12/09/2013	200,601
1,050,000	Westpac Banking Corporation	2.25	11/19/2012	1,071,161
780,000	Westpac Banking Corporation	4.20	02/27/2015	821,007
800,000	Westpac Banking Corporation	4.88	11/19/2019	834,024

				19,603,084

Consumer Finance: 0.01%
415,000	ORIX Corporation	4.71	04/27/2015	423,343

Diversified Financial Services: 0.45%
165,000	Anglogold Holdings plc	5.38	04/15/2020	167,976
45,000	Anglogold Holdings plc	6.50	04/15/2040	45,054
1,000,000	Credit Suisse New York NY	3.50	03/23/2015	1,022,713
750,000	Credit Suisse New York NY	5.40	01/14/2020	759,892
2,200,000	Credit Suisse New York NY	5.50	05/01/2014	2,418,913
625,000	Credit Suisse New York NY	6.00	02/15/2018	667,357
1,000,000	Credit Suisse New York NY	5.00	05/15/2013	1,071,774
1,500,000	Credit Suisse New York NY	5.30	08/13/2019	1,581,140
500,000	Deutsche Bank AG London	3.45	03/30/2015	511,535
750,000	Deutsche Bank AG London	2.38	01/11/2013	762,542
1,000,000	Deutsche Bank AG London	3.88	08/18/2014	1,046,754
1,000,000	Deutsche Bank AG London	4.88	05/20/2013	1,065,640
500,000	Deutsche Bank AG London	5.38	10/12/2012	532,749
1,000,000	Deutsche Bank AG London	6.00	09/01/2017	1,115,308
500,000	UBS AG Stamford Connecticut	3.88	01/15/2015	513,377
1,000,000	UBS AG Stamford Connecticut 5.75		04/25/2018	1,086,885
1,500,000	UBS AG Stamford CT Series DPNT 5.88		12/20/2017	1,642,202
1,000,000	UFJ Finance Aruba AEC	6.75	07/15/2013	1,107,446

				17,119,257

Insurance: 0.05%
500,000	Aegon NV	4.63	12/01/2015	517,683
650,000	AXA SA	8.60	12/15/2030	767,394
65,000	Axis Capital Holdings Limited	5.75	12/01/2014	70,125
312,000	XL Capital Limited	5.25	09/15/2014	329,395

				1,684,597

Health Care: 0.15%

Pharmaceuticals: 0.15%
700,000	AstraZeneca plc	5.40	09/15/2012	749,552
75,000	AstraZeneca plc	5.40	06/01/2014	83,938
500,000	AstraZeneca plc	5.90	09/15/2017	572,171
1,150,000	AstraZeneca plc	6.45	09/15/2037	1,320,981
200,000	Covidien International Finance SA	1.88	06/15/2013	202,180
150,000	Covidien International Finance SA	2.80	06/15/2015	150,442
100,000	Covidien International Finance SA	5.45	10/15/2012	107,054

100 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Pharmaceuticals (continued)
$600,000	Covidien International Finance SA	6.00%	10/15/2017	$680,836
150,000	Covidien International Finance SA	6.55	10/15/2037	172,330
1,000,000	Novartis Securities Investment Limited	5.13	02/10/2019	1,090,450
500,000	Teva Pharmaceutical Finance LLC	3.00	06/15/2015	506,300

				5,636,234

Industrials: 0.12%

Aerospace & Defense: 0.01%
500,000	Embraer Overseas Limited	6.38	01/15/2020	527,500

Commercial Services & Supplies: 0.07%
250,000	Ingersoll-Rand Global Holding Company Limited	6.88	08/15/2018	289,379
500,000	Ingersoll-Rand Global Holding Company Limited	9.50	04/15/2014	602,520
500,000	Tyco Electronics Group SA	6.00	10/01/2012	535,126
250,000	Tyco International Finance SA	3.38	10/15/2015	256,005
200,000	Tyco International Finance SA	4.13	10/15/2014	213,425
500,000	Tyco International Finance SA	8.50	01/15/2019	646,853

				2,543,308

Industrial Conglomerates: 0.02%
650,000	Koninklijke Philips Electronics NV	5.75	03/11/2018	731,137

Road & Rail: 0.02%
200,000	Canadian Pacific Railway Company	4.45	03/15/2023	193,939
360,000	Canadian Pacific Railway Company	5.75	03/15/2033	355,564
65,000	Canadian Pacific Railway Company	5.95	05/15/2037	66,299
65,000	Canadian Pacific Railway Company	7.25	05/15/2019	77,315

				693,117

Information Technology: 0.01%

Communications Equipment: 0.01%
500,000	Nokia Corporation	5.38	05/15/2019	516,182

Materials: 0.51%

Chemicals: 0.04%
300,000	Agrium Incorporated	6.75	01/15/2019	349,163
560,000	Potash Corporation of Saskatchewan Incorporated	3.75	09/30/2015	583,519
255,000	Potash Corporation of Saskatchewan Incorporated	4.88	03/30/2020	266,615
50,000	Potash Corporation of Saskatchewan Incorporated	5.25	05/15/2014	54,744
200,000	Potash Corporation of Saskatchewan Incorporated	5.63	12/01/2040	202,738
75,000	Potash Corporation of Saskatchewan Incorporated	5.88	12/01/2036	78,523
65,000	Potash Corporation of Saskatchewan Incorporated	6.50	05/15/2019	75,452

				1,610,754

Construction Materials: 0.01%
75,000	Lafarge SA	6.50	07/15/2016	79,559
500,000	Lafarge SA	7.13	07/15/2036	487,084

				566,643

Metals & Mining: 0.45%
100,000	ArcelorMittal	3.75	03/01/2016	99,573
750,000	ArcelorMittal	5.38	06/01/2013	804,611
600,000	ArcelorMittal 6.13		06/01/2018	645,299
500,000	ArcelorMittal 7.00		10/15/2039	522,876

Wells Fargo Advantage Master Portfolios 101
Portfolio of Investments—February 28, 2011
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Metals & Mining (continued)
425,000	ArcelorMittal	9.00%	02/15/2015	$509,897
1,000,000	ArcelorMittal	9.85	06/01/2019	1,285,545
550,000	Barrick Australian Finance Proprietary Limited	5.95	10/15/2039	567,965
650,000	Barrick Gold Corporation	6.95	04/01/2019	775,575
200,000	BHP Billiton Finance USA Limited	5.40	03/29/2017	224,202
800,000	BHP Billiton Finance USA Limited	5.50	04/01/2014	889,227
1,050,000	BHP Billiton Finance USA Limited	6.50	04/01/2019	1,245,217
600,000	Falconbridge Limited	6.00	10/15/2015	663,784
300,000	Rio Tinto Finance USA Limited	5.20	11/02/2040	285,624
750,000	Rio Tinto Finance USA Limited	6.50	07/15/2018	868,364
1,475,000	Rio Tinto Finance USA Limited	8.95	05/01/2014	1,785,719
480,000	Rio Tinto Finance USA Limited	9.00	05/01/2019	634,475
1,250,000	Teck Resources Limited	9.75	05/15/2014	1,528,944
300,000	Vale Overseas Limited	4.63	09/15/2020	294,577
1,405,000	Vale Overseas Limited	6.25	01/23/2017	1,583,932
1,260,000	Vale Overseas Limited	6.88	11/21/2036	1,353,187
130,000	Vale Overseas Limited	6.88	11/10/2039	140,229
300,000	Vale Overseas Limited	8.25	01/17/2034	366,154

				17,074,976

Paper & Forest Products: 0.01%
65,000	Celulosa Arauco y Constitucion SA	5.63	04/20/2015	69,323
350,000	Celulosa Arauco y Constitucion SA	7.25	07/29/2019	395,433

				464,756

Telecommunication Services: 0.67%

Diversified Telecommunication Services: 0.44%
350,000	British Telecommunications plc	5.15	01/15/2013	373,503
250,000	British Telecommunications plc	5.95	01/15/2018	277,517
950,000	British Telecommunications plc	9.88	12/15/2030	1,317,306
1,000,000	Deutsche Telekom International Finance BV	5.25	07/22/2013	1,084,167
275,000	Deutsche Telekom International Finance BV	5.75	03/23/2016	306,320
500,000	Deutsche Telekom International Finance BV	6.00	07/08/2019	565,268
830,000	Deutsche Telekom International Finance BV	8.75	06/15/2030	1,088,619
500,000	France Telecom SA	4.38	07/08/2014	538,015
350,000	France Telecom SA	5.38	07/08/2019	386,095
925,000	France Telecom SA	8.50	03/01/2031	1,254,869
375,000	Royal KPN NV	8.38	10/01/2030	485,006
1,150,000	Telecom Italia Capital SA	4.95	09/30/2014	1,181,624
415,000	Telecom Italia Capital SA	5.25	11/15/2013	433,665
200,000	Telecom Italia Capital SA	5.25	10/01/2015	203,356
150,000	Telecom Italia Capital SA	6.00	09/30/2034	132,794
1,000,000	Telecom Italia Capital SA	7.18	06/18/2019	1,082,948
500,000	Telecom Italia Capital SA	7.20	07/18/2036	488,564
500,000	Telecom Italia Capital SA	7.72	06/04/2038	516,813
500,000	Telefonica Emisiones SAU	2.58	04/26/2013	503,579
470,000	Telefonica Emisiones SAU	3.73	04/27/2015	473,457
210,000	Telefonica Emisiones SAU	3.99	02/16/2016	210,803
430,000	Telefonica Emisiones SAU	4.95	01/15/2015	452,556
445,000	Telefonica Emisiones SAU	5.13	04/27/2020	443,044
125,000	Telefonica Emisiones SAU	5.46	02/16/2021	126,895
500,000	Telefonica Emisiones SAU	6.42	06/20/2016	555,069
550,000	Telefonica Emisiones SAU	7.05	06/20/2036	591,921
420,000	Telefonica Europe BV	8.25	09/15/2030	503,274

102 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Diversified Telecommunication Services (continued)
$645,000	Telefonica SA	5.88%	07/15/2019	$678,114
465,000	Telefonos de Mexico SA de CV	5.50	01/27/2015	505,043

				16,760,204

Wireless Telecommunication Services: 0.23%
500,000	America Movil SAB de CV	3.63	03/30/2015	514,102
1,000,000	America Movil SAB de CV	5.00	03/30/2020	1,031,316
300,000	America Movil SAB de CV	5.50	03/01/2014	328,940
450,000	America Movil SAB de CV	5.63	11/15/2017	491,086
100,000	America Movil SAB de CV	6.13	11/15/2037	104,949
65,000	America Movil SAB de CV	6.38	03/01/2035	69,809
750,000	Rogers Communications Incorporated	6.80	08/15/2018	888,686
500,000	Rogers Wireless Incorporated	7.25	12/15/2012	553,315
500,000	Rogers Wireless Incorporated	7.50	03/15/2015	592,472
400,000	Suncor Energy Incorporated	5.45	06/10/2019	438,581
250,000	Vodafone Group plc	4.15	06/10/2014	264,771
250,000	Vodafone Group plc	5.00	09/15/2015	271,640
180,000	Vodafone Group plc	4.63	07/15/2018	188,114
1,000,000	Vodafone Group plc	5.00	12/16/2013	1,086,892
75,000	Vodafone Group plc	5.38	01/30/2015	82,433
500,000	Vodafone Group plc	5.63	02/27/2017	555,881
1,000,000	Vodafone Group plc	6.15	02/27/2037	1,067,676
250,000	Vodafone Group plc	7.88	02/15/2030	314,188

				8,844,851

Utilities: 0.06%

Electric Utilities: 0.01%
250,000	Enersis SA/Cayman Island	7.38	01/15/2014	277,518

Independent Power Producers & Energy Traders: 0.01%
400,000	Transalta Corporation	4.75	01/15/2015	421,830
90,000	Transalta Corporation	6.50	03/15/2040	91,417

				513,247

Multi-Utilities: 0.03%
350,000	National Grid plc	6.30	08/01/2016	399,100
200,000	Veolia Environment SA	5.25	06/03/2013	214,646
500,000	Veolia Environment SA	6.00	06/01/2018	556,823

				1,170,569

Water Utilities: 0.01%
250,000	United Utilities Incorporated	5.38	02/01/2019	257,468

Total Yankee Corporate Bonds and Notes (Cost $131,102,727)				135,535,202

Foreign Government Bonds and Notes@: 24.56%
1,000,000	Australia Commonwealth (AUD)	5.75	05/15/2021	1,037,342
750,000	Australia Commonwealth (AUD)	6.25	06/15/2014	789,040
900,000	Australia Commonwealth (AUD)	6.25	04/15/2015	951,247
1,150,000	Australia Commonwealth (AUD)	6.50	05/15/2013	1,207,696
1,000,000	Australian Government Bond Series 122 (AUD)	5.25	03/15/2019	1,005,331
700,000	Australian Government Bond Series 123 (AUD)	5.75	04/15/2012	720,003
750,000	Australian Government Bond Series 126 (AUD)	4.50	04/15/2020	710,388
1,000,000	Australian Government Bond Series 127 (AUD)	4.75	11/15/2012	1,015,187
300,000	Australian Government Bond Series 128 (AUD)	5.75	07/15/2022	310,524

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 103
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Foreign Government Bonds and Notes@ (continued)
$500,000	Australian Government Bond Series 129 (AUD)	5.50%	12/15/2013	$515,450
300,000	Australian Government Bond Series 130 (AUD)	4.75	06/15/2016	297,412
400,000	Australian Government Bond Series 131 (AUD)	4.50	10/21/2014	397,885
1,000,000	Australian Government Bond Series 217 (AUD)	6.00	02/15/2017	1,051,545
350,000	Belgium (Kingdom) (EUR)	2.00	03/28/2012	484,600
550,000	Belgium (Kingdom) (EUR)	2.75	03/28/2016	729,752
1,000,000	Belgium (Kingdom) (EUR)	3.25	09/28/2016	1,350,792
1,800,000	Belgium (Kingdom) (EUR)	3.75	09/28/2020	2,400,053
1,800,000	Belgium (Kingdom) (EUR)	4.00	03/28/2014	2,565,606
850,000	Belgium (Kingdom) (EUR)	4.00	03/28/2022	1,144,220
1,000,000	Belgium (Kingdom) (EUR)	4.25	09/28/2013	1,435,148
450,000	Belgium (Kingdom) (EUR)	4.25	03/28/2041	582,787
2,000,000	Belgium (Kingdom) (EUR)	5.00	09/28/2012	2,882,053
400,000	Belgium (Kingdom) (EUR)	8.00	12/24/2012	607,211
350,000	Belgium (Kingdom) (EUR)	8.00	03/28/2015	569,388
900,000	Belgium (Kingdom) Series 55 (EUR)	4.00	03/28/2019	1,239,483
885,000	Belgium Government Bond Series 31 (EUR)	5.50	03/28/2028	1,355,789
700,000	Belgium Government Bond Series 40 (EUR)	5.50	09/28/2017	1,057,152
1,000,000	Belgium Government Bond Series 43 (EUR)	4.25	09/28/2014	1,434,513
1,030,000	Belgium Government Bond Series 44 (EUR)	5.00	03/28/2035	1,504,881
1,050,000	Belgium Government Bond Series 49 (EUR)	4.00	03/28/2017	1,465,610
600,000	Belgium Government Bond Series 56 (EUR)	3.50	03/28/2015	835,397
1,000,000	Bundesrepublik Deutschland (EUR)	2.25	09/04/2020	1,282,387
1,250,000	Bundesrepublik Deutschland (EUR)	2.50	01/04/2021	1,627,599
750,000	Bundesrepublik Deutschland (EUR)	3.25	07/15/2015	1,072,221
2,950,000	Bundesrepublik Deutschland (EUR)	3.25	01/04/2020	4,122,959
750,000	Bundesrepublik Deutschland (EUR)	3.25	07/04/2042	970,184
1,500,000	Bundesrepublik Deutschland (EUR)	3.50	07/04/2019	2,140,696
2,250,000	Bundesrepublik Deutschland (EUR)	3.75	07/04/2013	3,258,765
1,500,000	Bundesrepublik Deutschland (EUR)	4.00	10/11/2013	2,191,905
600,000	Bundesrepublik Deutschland (EUR)	4.25	10/12/2012	865,436
1,500,000	Bundesrepublik Deutschland (EUR)	4.25	07/04/2014	2,224,093
1,500,000	Bundesrepublik Deutschland (EUR)	4.25	07/04/2017	2,256,197
1,300,000	Bundesrepublik Deutschland (EUR)	4.75	07/04/2040	2,155,700
1,000,000	Bundesrepublik Deutschland (EUR)	6.50	07/04/2027	1,861,980
1,200,000	Bundesrepublik Deutschland Series 00 (EUR)	5.50	01/04/2031	2,065,040
750,000	Bundesrepublik Deutschland Series 00 (EUR)	6.25	01/04/2030	1,394,850
2,150,000	Bundesrepublik Deutschland Series 02 (EUR)	5.00	07/04/2012	3,111,261
2,140,000	Bundesrepublik Deutschland Series 03 (EUR)	4.25	01/04/2014	3,154,700
2,200,000	Bundesrepublik Deutschland Series 03 (EUR)	4.50	01/04/2013	3,203,623
1,510,000	Bundesrepublik Deutschland Series 03 (EUR)	4.75	07/04/2034	2,420,183
2,300,000	Bundesrepublik Deutschland Series 04 (EUR)	3.75	01/04/2015	3,368,380
1,300,000	Bundesrepublik Deutschland Series 05 (EUR)	3.25	07/04/2015	1,871,523
1,900,000	Bundesrepublik Deutschland Series 05 (EUR)	3.50	01/04/2016	2,758,270
1,100,000	Bundesrepublik Deutschland Series 05 (EUR)	4.00	01/04/2037	1,597,318
1,700,000	Bundesrepublik Deutschland Series 06 (EUR)	4.00	07/04/2016	2,522,421
1,100,000	Bundesrepublik Deutschland Series 07 (EUR)	4.25	07/04/2039	1,684,888
1,700,000	Bundesrepublik Deutschland Series 08 (EUR)	4.25	07/04/2018	2,555,874
1,900,000	Bundesrepublik Deutschland Series 09 (EUR)	3.75	01/04/2019	2,764,432
655,000	Bundesrepublik Deutschland Series 94 (EUR)	6.25	01/04/2024	1,167,308
500,000	Bundesrepublik Deutschland Series 98 (EUR)	4.75	07/04/2028	784,591
1,400,000	Bundesrepublik Deutschland Series 98 (EUR)	5.63	01/04/2028	2,402,046
500,000	Canadian Government Bond (CAD)	1.50	03/01/2012	515,074
600,000	Canadian Government Bond (CAD)	1.50	06/01/2012	617,434
500,000	Canadian Government Bond (CAD)	1.50	12/01/2012	512,496
900,000	Canadian Government Bond (CAD)	1.75	03/01/2013	924,873

104 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Foreign Government Bonds and Notes@ (continued)
900,000	Canadian Government Bond (CAD)	2.00%	09/01/2012	$931,366
500,000	Canadian Government Bond (CAD)	2.00	06/01/2016	496,413
800,000	Canadian Government Bond (CAD)	2.50	09/01/2013	833,135
400,000	Canadian Government Bond (CAD)	2.50	06/01/2015	411,726
1,500,000	Canadian Government Bond (CAD)	3.00	06/01/2014	1,579,821
600,000	Canadian Government Bond (CAD)	3.00	12/01/2015	628,069
1,100,000	Canadian Government Bond (CAD)	3.50	06/01/2013	1,171,522
1,300,000	Canadian Government Bond (CAD)	3.50	06/01/2020	1,359,477
400,000	Canadian Government Bond (CAD)	3.75	06/01/2012	423,072
1,000,000	Canadian Government Bond (CAD)	3.75	06/01/2019	1,070,948
1,300,000	Canadian Government Bond (CAD)	4.00	06/01/2016	1,422,032
500,000	Canadian Government Bond (CAD)	4.00	06/01/2017	547,110
850,000	Canadian Government Bond (CAD)	4.00	06/01/2041	923,010
1,000,000	Canadian Government Bond (CAD)	4.25	06/01/2018	1,110,092
400,000	Canadian Government Bond (CAD)	4.50	06/01/2015	445,095
1,000,000	Canadian Government Bond (CAD)	5.00	06/01/2014	1,117,915
1,000,000	Canadian Government Bond (CAD)	5.00	06/01/2037	1,243,467
500,000	Canadian Government Bond (CAD)	5.25	06/01/2012	538,392
1,000,000	Canadian Government Bond (CAD)	5.75	06/01/2029	1,311,317
1,000,000	Canadian Government Bond (CAD)	5.75	06/01/2033	1,341,990
95,000	Canadian Government Bond (CAD)	8.00	06/01/2023	141,512
593,000	Canadian Government Bond (CAD)	8.00	06/01/2027	936,996
200,000	Canadian Government Bond (CAD)	9.00	06/01/2025	330,431
3,000,000	Denmark Government Bond (DKK)	4.00	11/15/2012	578,495
6,925,000	Denmark Government Bond (DKK)	4.00	11/15/2015	1,366,355
3,500,000	Denmark Government Bond (DKK)	4.00	11/15/2017	692,022
7,400,000	Denmark Government Bond (DKK)	4.00	11/15/2019	1,449,303
8,600,000	Denmark Government Bond (DKK)	4.50	11/15/2039	1,857,750
7,400,000	Denmark Government Bond (DKK)	5.00	11/15/2013	1,481,405
1,000,000	Denmark Government Bond (DKK)	7.00	11/10/2024	255,189
1,050,000	France Government Bond (EUR)	2.50	10/25/2020	1,326,135
1,350,000	France Government Bond (EUR)	3.00	07/12/2014	1,915,840
1,850,000	France Government Bond (EUR)	3.00	10/25/2015	2,600,391
1,800,000	France Government Bond (EUR)	3.25	04/25/2016	2,548,790
1,850,000	France Government Bond (EUR)	3.50	04/25/2015	2,661,406
2,700,000	France Government Bond (EUR)	3.50	04/25/2020	3,734,322
1,150,000	France Government Bond (EUR)	3.50	04/25/2026	1,513,150
1,900,000	France Government Bond (EUR)	3.75	04/25/2017	2,740,939
1,200,000	France Government Bond (EUR)	3.75	10/25/2019	1,700,054
1,750,000	France Government Bond (EUR)	3.75	04/25/2021	2,452,706
1,500,000	France Government Bond (EUR)	4.00	04/25/2013	2,169,261
1,500,000	France Government Bond (EUR)	4.00	10/25/2013	2,184,185
1,050,000	France Government Bond (EUR)	4.00	04/25/2014	1,534,580
2,000,000	France Government Bond (EUR)	4.00	10/25/2014	2,931,234
1,000,000	France Government Bond (EUR)	4.00	04/25/2018	1,455,640
1,500,000	France Government Bond (EUR)	4.00	10/25/2038	2,063,301
1,150,000	France Government Bond (EUR)	4.00	04/25/2055	1,571,708
500,000	France Government Bond (EUR)	4.00	04/25/2060	684,317
1,350,000	France Government Bond (EUR)	4.25	10/25/2017	1,994,450
1,050,000	France Government Bond (EUR)	4.25	10/25/2018	1,548,838
2,250,000	France Government Bond (EUR)	4.25	04/25/2019	3,312,387
1,150,000	France Government Bond (EUR)	4.25	10/25/2023	1,666,448
2,500,000	France Government Bond (EUR)	4.50	07/12/2012	3,593,769
700,000	France Government Bond (EUR)	4.50	04/25/2041	1,041,861
2,100,000	France Government Bond (EUR)	4.75	10/25/2012	3,047,136
1,900,000	France Government Bond (EUR)	4.75	04/25/2035	2,907,692

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 105
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Foreign Government Bonds and Notes@ (continued)
850,000	France Government Bond (EUR)	5.00%	04/25/2012	$1,222,620
1,800,000	France Government Bond (EUR)	5.00	10/25/2016	2,764,517
2,150,000	France Government Bond (EUR)	5.50	04/25/2029	3,539,413
750,000	France Government Bond (EUR)	5.75	10/25/2032	1,290,919
1,600,000	France Government Bond (EUR)	6.00	10/25/2025	2,740,867
1,900,000	France Government Bond (EUR)	8.50	10/25/2019	3,628,716
800,000	France Government Bond (EUR)	8.50	04/25/2023	1,627,347
1,600,000	French Republic Bond (EUR)	2.50	01/12/2014	2,240,376
500,000	French Treasury Note (EUR)	0.75	09/20/2012	682,861
1,350,000	French Treasury Note (EUR)	2.00	07/12/2015	1,825,487
750,000	French Treasury Note (EUR)	2.25	02/25/2016	1,014,263
1,400,000	French Treasury Note (EUR)	2.50	01/15/2015	1,944,681
1,000,000	French Treasury Note (EUR)	4.50	07/12/2013	1,466,989
1,600,000	French Treasury Note Series 5 (EUR)	3.75	01/12/2013	2,293,940
1,250,000	Germany Government Bond (EUR)	0.50	06/15/2012	1,708,205
1,150,000	Germany Government Bond (EUR)	0.75	09/14/2012	1,572,025
2,250,000	Germany Government Bond (EUR)	1.00	03/16/2012	3,100,571
500,000	Germany Government Bond (EUR)	1.00	12/14/2012	684,835
750,000	Germany Government Bond (EUR)	1.75	10/09/2015	1,011,696
1,000,000	Germany Government Bond (EUR)	2.25	04/11/2014	1,399,311
1,000,000	Germany Government Bond (EUR)	2.25	04/10/2015	1,385,746
1,000,000	Germany Government Bond (EUR)	2.50	10/10/2014	1,405,893
2,900,000	Germany Government Bond (EUR)	2.50	02/27/2015	4,060,802
1,200,000	Germany Government Bond (EUR)	3.75	01/04/2017	1,758,873
800,000	Germany Government Bond (EUR)	4.00	04/13/2012	1,138,116
1,000,000	Germany Government Bond (EUR)	4.00	01/04/2018	1,482,328
1,500,000	Italy Buoni Poliennali del Tesoro (EUR)	2.00	12/15/2012	2,051,502
1,000,000	Italy Buoni Poliennali del Tesoro (EUR)	2.00	06/01/2013	1,352,488
1,250,000	Italy Buoni Poliennali del Tesoro (EUR)	2.25	11/01/2013	1,684,056
1,000,000	Italy Buoni Poliennali del Tesoro (EUR)	2.50	07/01/2012	1,383,400
1,300,000	Italy Buoni Poliennali del Tesoro (EUR)	3.00	03/01/2012	1,814,267
1,700,000	Italy Buoni Poliennali del Tesoro (EUR)	3.00	04/15/2015	2,283,983
1,000,000	Italy Buoni Poliennali del Tesoro (EUR)	3.00	06/15/2015	1,341,264
750,000	Italy Buoni Poliennali del Tesoro (EUR)	3.00	11/01/2015	994,909
1,500,000	Italy Buoni Poliennali del Tesoro (EUR)	3.50	06/01/2014	2,075,721
1,700,000	Italy Buoni Poliennali del Tesoro (EUR)	3.75	12/15/2013	2,373,127
1,800,000	Italy Buoni Poliennali del Tesoro (EUR)	3.75	08/01/2015	2,485,450
1,425,000	Italy Buoni Poliennali del Tesoro (EUR)	3.75	08/01/2016	1,952,762
1,700,000	Italy Buoni Poliennali del Tesoro (EUR)	3.75	03/01/2021	2,154,723
1,900,000	Italy Buoni Poliennali del Tesoro (EUR)	3.75	08/01/2021	2,406,777
2,500,000	Italy Buoni Poliennali del Tesoro (EUR)	4.00	04/15/2012	3,519,942
1,000,000	Italy Buoni Poliennali del Tesoro (EUR)	4.00	02/01/2017	1,376,362
1,000,000	Italy Buoni Poliennali del Tesoro (EUR)	4.00	09/01/2020	1,305,267
1,500,000	Italy Buoni Poliennali del Tesoro (EUR)	4.00	02/01/2037	1,672,913
500,000	Italy Buoni Poliennali del Tesoro (EUR)	4.25	10/15/2012	709,294
2,100,000	Italy Buoni Poliennali del Tesoro (EUR)	4.25	08/01/2013	2,978,456
2,050,000	Italy Buoni Poliennali del Tesoro (EUR)	4.25	08/01/2014	2,898,545
1,650,000	Italy Buoni Poliennali del Tesoro (EUR)	4.25	02/01/2015	2,327,693
2,750,000	Italy Buoni Poliennali del Tesoro (EUR)	4.25	02/01/2019	3,741,772
2,000,000	Italy Buoni Poliennali del Tesoro (EUR)	4.25	09/01/2019	2,697,250
2,800,000	Italy Buoni Poliennali del Tesoro (EUR)	4.25	03/01/2020	3,745,626
1,000,000	Italy Buoni Poliennali del Tesoro (EUR)	4.50	02/01/2018	1,396,095
1,000,000	Italy Buoni Poliennali del Tesoro (EUR)	4.50	08/01/2018	1,389,886
1,000,000	Italy Buoni Poliennali del Tesoro (EUR)	4.50	03/01/2019	1,378,363
800,000	Italy Buoni Poliennali del Tesoro (EUR)	4.50	02/01/2020	1,094,245
350,000	Italy Buoni Poliennali del Tesoro (EUR)	4.50	03/01/2026	447,440

106 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Foreign Government Bonds and Notes@ (continued)
1,900,000	Italy Buoni Poliennali del Tesoro (EUR)	4.75%	02/01/2013	$2,717,866
2,750,000	Italy Buoni Poliennali del Tesoro (EUR)	4.75	08/01/2023	3,708,225
1,200,000	Italy Buoni Poliennali del Tesoro (EUR)	5.00	03/01/2025	1,623,483
1,400,000	Italy Buoni Poliennali del Tesoro (EUR)	5.00	08/01/2034	1,816,207
1,400,000	Italy Buoni Poliennali del Tesoro (EUR)	5.00	08/01/2039	1,793,604
1,050,000	Italy Buoni Poliennali del Tesoro (EUR)	5.00	09/01/2040	1,338,972
2,100,000	Italy Buoni Poliennali del Tesoro (EUR)	5.25	11/01/2029	2,851,152
1,500,000	Italy Buoni Poliennali del Tesoro (EUR)	5.75	07/25/2016	2,234,070
1,350,000	Italy Buoni Poliennali del Tesoro (EUR)	5.75	02/01/2033	1,919,025
2,125,000	Italy Buoni Poliennali del Tesoro (EUR)	6.00	05/01/2031	3,105,434
1,850,000	Italy Buoni Poliennali del Tesoro (EUR)	6.50	11/01/2027	2,850,347
950,000	Italy Buoni Poliennali del Tesoro (EUR)	7.25	11/01/2026	1,570,888
730,000	Italy Buoni Poliennali del Tesoro (EUR)	9.00	11/01/2023	1,364,514
1,200,000	Italy Certificati di Credito del Tesoro (EUR)^	2.12	04/30/2012	1,617,194
800,000	Italy Certificati di Credito del Tesoro (EUR)^	2.38	08/31/2012	1,066,330
500,000	Italy Certificati di Credito del Tesoro (EUR)^	2.63	12/31/2012	657,056
500,000,000	Japan Government Five Year Bond Series 63 (JPY)	1.20	03/20/2012	6,177,061
167,000,000	Japan Government Five Year Bond Series 66 (JPY)	1.10	09/20/2012	2,070,108
787,500,000	Japan Government Five Year Bond Series 69 (JPY)	0.90	12/20/2012	9,743,157
378,500,000	Japan Government Five Year Bond Series 70 (JPY)	0.80	03/20/2013	4,679,677
165,000,000	Japan Government Five Year Bond Series 71 (JPY)	1.30	03/20/2013	2,060,563
165,000,000	Japan Government Five Year Bond Series 72 (JPY)	1.50	06/20/2013	2,073,772
275,000,000	Japan Government Five Year Bond Series 79 (JPY)	0.70	12/20/2013	3,396,321
150,000,000	Japan Government Five Year Bond Series 81 (JPY)	0.80	03/20/2014	1,858,729
75,000,000	Japan Government Five Year Bond Series 82 (JPY)	0.90	03/20/2014	931,864
275,000,000	Japan Government Five Year Bond Series 83 (JPY)	0.90	06/20/2014	3,418,038
500,000,000	Japan Government Five Year Bond Series 84 (JPY)	0.70	06/20/2014	6,174,568
350,000,000	Japan Government Five Year Bond Series 85 (JPY)	0.70	09/20/2014	4,321,034
150,000,000	Japan Government Five Year Bond Series 86 (JPY)	0.60	09/20/2014	1,845,415
595,000,000	Japan Government Five Year Bond Series 87 (JPY)	0.50	12/20/2014	7,288,014
1,119,000,000	Japan Government Five Year Bond Series 88 (JPY)	0.50	03/20/2015	13,692,467
542,000,000	Japan Government Five Year Bond Series 89 (JPY)	0.40	06/20/2015	6,596,333
300,000,000	Japan Government Five Year Bond Series 90 (JPY)	0.30	06/20/2015	3,635,528
165,000,000	Japan Government Five Year Bond Series 91 (JPY)	0.40	09/20/2015	2,005,027
56,500,000	Japan Government Forty Year Bond Series 1 (JPY)	2.40	03/20/2048	734,427
41,000,000	Japan Government Forty Year Bond Series 2 (JPY)	2.20	03/20/2049	506,242
148,000,000	Japan Government Forty Year Bond Series 3 (JPY)	2.20	03/20/2050	1,837,322
361,000,000	Japan Government Ten Year Bond Series 237 (JPY)	1.50	03/20/2012	4,473,726
500,000,000	Japan Government Ten Year Bond Series 240 (JPY)	1.30	06/20/2012	6,199,358
410,000,000	Japan Government Ten Year Bond Series 243 (JPY)	1.10	09/20/2012	5,080,737
250,000,000	Japan Government Ten Year Bond Series 244 (JPY)	1.00	12/20/2012	3,098,551
853,000,000	Japan Government Ten Year Bond Series 248 (JPY)	0.70	03/20/2013	10,524,960
165,000,000	Japan Government Ten Year Bond Series 251 (JPY)	0.90	06/20/2013	2,046,058
867,000,000	Japan Government Ten Year Bond Series 253 (JPY)	1.60	09/20/2013	10,950,802
400,000,000	Japan Government Ten Year Bond Series 256 (JPY)	1.40	12/20/2013	5,034,030
750,000,000	Japan Government Ten Year Bond Series 259 (JPY)	1.50	03/20/2014	9,482,556
500,000,000	Japan Government Ten Year Bond Series 261 (JPY)	1.80	06/20/2014	6,392,745
421,500,000	Japan Government Ten Year Bond Series 264 (JPY)	1.50	09/20/2014	5,347,029
473,000,000	Japan Government Ten Year Bond Series 265 (JPY)	1.50	12/20/2014	6,006,831
547,000,000	Japan Government Ten Year Bond Series 269 (JPY)	1.30	03/20/2015	6,902,176
282,000,000	Japan Government Ten Year Bond Series 270 (JPY)	1.30	06/20/2015	3,563,845
330,000,000	Japan Government Ten Year Bond Series 273 (JPY)	1.50	09/20/2015	4,207,441
500,000,000	Japan Government Ten Year Bond Series 276 (JPY)	1.60	12/20/2015	6,412,640
253,000,000	Japan Government Ten Year Bond Series 277 (JPY)	1.60	03/20/2016	3,248,099
100,000,000	Japan Government Ten Year Bond Series 279 (JPY)	2.00	03/20/2016	1,308,130
400,000,000	Japan Government Ten Year Bond Series 280 (JPY)	1.90	06/20/2016	5,215,579

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 107
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Foreign Government Bonds and Notes@ (continued)
150,000,000	Japan Government Ten Year Bond Series 282 (JPY)	1.70%	09/20/2016	$1,938,382
330,000,000	Japan Government Ten Year Bond Series 284 (JPY)	1.70	12/20/2016	4,267,402
700,000,000	Japan Government Ten Year Bond Series 285 (JPY)	1.70	03/20/2017	9,056,685
820,000,000	Japan Government Ten Year Bond Series 288 (JPY)	1.70	09/20/2017	10,608,578
440,000,000	Japan Government Ten Year Bond Series 289 (JPY)	1.50	12/20/2017	5,619,769
125,000,000	Japan Government Ten Year Bond Series 290 (JPY)	1.40	03/20/2018	1,584,692
200,000,000	Japan Government Ten Year Bond Series 292 (JPY)	1.70	03/20/2018	2,585,585
300,000,000	Japan Government Ten Year Bond Series 293 (JPY)	1.80	06/20/2018	3,900,748
400,000,000	Japan Government Ten Year Bond Series 296 (JPY)	1.50	09/20/2018	5,089,928
200,000,000	Japan Government Ten Year Bond Series 297 (JPY)	1.40	12/20/2018	2,528,000
300,000,000	Japan Government Ten Year Bond Series 298 (JPY)	1.30	12/20/2018	3,756,126
320,000,000	Japan Government Ten Year Bond Series 301 (JPY)	1.50	06/20/2019	4,050,440
250,000,000	Japan Government Ten Year Bond Series 302 (JPY)	1.40	06/20/2019	3,140,181
370,000,000	Japan Government Ten Year Bond Series 303 (JPY)	1.40	09/20/2019	4,614,694
525,000,000	Japan Government Ten Year Bond Series 305 (JPY)	1.30	12/20/2019	6,510,257
450,000,000	Japan Government Ten Year Bond Series 306 (JPY)	1.40	03/20/2020	5,612,516
150,000,000	Japan Government Ten Year Bond Series 307 (JPY)	1.30	03/20/2020	1,855,130
833,000,000	Japan Government Ten Year Bond Series 308 (JPY)	1.30	06/20/2020	10,276,709
150,000,000	Japan Government Ten Year Bond Series 309 (JPY)	1.10	06/20/2020	1,818,399
202,000,000	Japan Government Ten Year Bond Series 311 (JPY)	0.80	09/20/2020	2,374,735
528,500,000	Japan Government Ten Year Bond Series 64 (JPY)	1.90	09/20/2023	6,743,177
100,000,000	Japan Government Thirty Year Bond Series 1 (JPY)	2.30	03/20/2040	1,274,184
82,000,000	Japan Government Thirty Year Bond Series 11 (JPY)	1.70	06/20/2033	940,163
125,000,000	Japan Government Thirty Year Bond Series 14 (JPY)	2.40	03/20/2034	1,618,570
435,500,000	Japan Government Thirty Year Bond Series 18 (JPY)	2.30	03/20/2035	5,534,952
150,000,000	Japan Government Thirty Year Bond Series 23 (JPY)	2.50	06/20/2036	1,979,523
190,000,000	Japan Government Thirty Year Bond Series 25 (JPY)	2.30	12/20/2036	2,416,975
110,000,000	Japan Government Thirty Year Bond Series 26 (JPY)	2.40	03/20/2037	1,426,312
100,000,000	Japan Government Thirty Year Bond Series 27 (JPY)	2.50	09/20/2037	1,324,455
235,000,000	Japan Government Thirty Year Bond Series 28 (JPY)	2.50	03/20/2038	3,108,058
120,000,000	Japan Government Thirty Year Bond Series 29 (JPY)	2.40	09/20/2038	1,557,217
100,000,000	Japan Government Thirty Year Bond Series 3 (JPY)	2.30	05/20/2030	1,282,672
210,000,000	Japan Government Thirty Year Bond Series 30 (JPY)	2.30	03/20/2039	2,671,381
135,000,000	Japan Government Thirty Year Bond Series 31 (JPY)	2.20	09/20/2039	1,681,664
40,000,000	Japan Government Thirty Year Bond Series 4 (JPY)	2.90	11/20/2030	561,115
250,000,000	Japan Government Twenty Year Bond Series 100 (JPY)	2.20	03/20/2028	3,211,949
200,000,000	Japan Government Twenty Year Bond Series 105 (JPY)	2.10	09/20/2028	2,520,100
477,000,000	Japan Government Twenty Year Bond Series 108 (JPY)	1.90	12/20/2028	5,822,601
230,000,000	Japan Government Twenty Year Bond Series 110 (JPY)	2.10	03/20/2029	2,886,166
173,000,000	Japan Government Twenty Year Bond Series 112 (JPY)	2.10	06/20/2029	2,170,011
200,000,000	Japan Government Twenty Year Bond Series 113 (JPY)	2.10	09/20/2029	2,499,965
200,000,000	Japan Government Twenty Year Bond Series 114 (JPY)	2.10	12/20/2029	2,494,958
120,000,000	Japan Government Twenty Year Bond Series 115 (JPY)	2.20	12/20/2029	1,519,930
100,000,000	Japan Government Twenty Year Bond Series 116 (JPY)	2.20	03/20/2030	1,264,428
200,000,000	Japan Government Twenty Year Bond Series 117 (JPY)	2.10	03/20/2030	2,490,222
70,000,000	Japan Government Twenty Year Bond Series 118 (JPY)	2.00	06/20/2030	856,526
326,500,000	Japan Government Twenty Year Bond Series 120 (JPY)	1.60	06/20/2030	3,740,368
165,000,000	Japan Government Twenty Year Bond Series 123 (JPY)	2.10	12/20/2030	2,044,388
165,000,000	Japan Government Twenty Year Bond Series 22 (JPY)	5.30	03/20/2013	2,224,258
165,000,000	Japan Government Twenty Year Bond Series 26 (JPY)	4.50	09/22/2014	2,304,231
335,000,000	Japan Government Twenty Year Bond Series 281 (JPY)	2.00	06/20/2016	4,396,021
100,000,000	Japan Government Twenty Year Bond Series 30 (JPY)	3.70	09/21/2015	1,396,382
250,000,000	Japan Government Twenty Year Bond Series 37 (JPY)	3.10	09/20/2017	3,500,678
200,000,000	Japan Government Twenty Year Bond Series 41 (JPY)	1.50	03/20/2019	2,536,246
585,000,000	Japan Government Twenty Year Bond Series 45 (JPY)	2.40	03/20/2020	7,908,903
464,000,000	Japan Government Twenty Year Bond Series 50 (JPY)	1.90	03/22/2021	5,998,666

108 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Foreign Government Bonds and Notes@ (continued)
408,000,000	Japan Government Twenty Year Bond Series 52 (JPY)	2.10%	09/21/2021	$5,358,713
82,000,000	Japan Government Twenty Year Bond Series 62 (JPY)	0.80	06/20/2023	928,666
258,000,000	Japan Government Twenty Year Bond Series 70 (JPY)	2.40	06/20/2024	3,460,884
298,500,000	Japan Government Twenty Year Bond Series 73 (JPY)	2.00	12/20/2024	3,818,479
175,000,000	Japan Government Twenty Year Bond Series 82 (JPY)	2.10	09/20/2025	2,255,223
150,000,000	Japan Government Twenty Year Bond Series 84 (JPY)	2.00	12/20/2025	1,898,770
375,000,000	Japan Government Twenty Year Bond Series 88 (JPY)	2.30	06/20/2026	4,925,347
150,000,000	Japan Government Twenty Year Bond Series 90 (JPY)	2.20	09/20/2026	1,942,493
230,000,000	Japan Government Twenty Year Bond Series 92 (JPY)	2.10	12/20/2026	2,931,016
420,000,000	Japan Government Twenty Year Bond Series 93 (JPY)	2.00	03/20/2027	5,299,999
200,000,000	Japan Government Twenty Year Bond Series 97 (JPY)	2.20	09/20/2027	2,575,566
200,000,000	Japan Government Twenty Year Bond Series 99 (JPY)	2.10	12/20/2027	2,535,539
60,000,000	Japan Government Two Year Bond Series 17 (JPY)	2.40	12/20/2034	777,574
150,000,000	Japan Government Two Year Bond Series 290 (JPY)	0.20	03/15/2012	1,833,891
200,000,000	Japan Government Two Year Bond Series 291 (JPY)	0.20	04/15/2012	2,445,097
500,000,000	Japan Government Two Year Bond Series 292 (JPY)	0.20	05/15/2012	6,112,481
370,000,000	Japan Government Two Year Bond Series 293 (JPY)	0.20	06/15/2012	4,523,005
250,000,000	Japan Government Two Year Bond Series 294 ( JPY)	0.20	07/15/2012	3,055,913
245,000,000	Japan Government Two Year Bond Series 297 (JPY)	0.10	10/15/2012	2,989,311
400,000,000	Japan Government Two Year Bond Series 64 (JPY)	1.50	06/20/2012	4,972,175
325,000,000	Japan Government Two Year Bond Series 67 (JPY)	1.30	09/20/2012	4,039,706
700,000	Netherlands Government Bond (EUR)	1.00	01/15/2014	942,704
900,000	Netherlands Government Bond (EUR)	1.75	01/15/2013	1,247,482
1,700,000	Netherlands Government Bond (EUR)	2.75	01/15/2015	2,387,203
1,000,000	Netherlands Government Bond (EUR)	3.50	07/15/2020	1,395,129
1,200,000	Netherlands Government Bond (EUR)	3.75	07/15/2014	1,747,017
850,000	Netherlands Government Bond (EUR)	3.75	01/15/2023	1,195,502
350,000	Netherlands Government Bond (EUR)	3.75	01/15/2042	489,508
850,000	Netherlands Government Bond (EUR)	4.00	07/15/2016	1,251,428
1,000,000	Netherlands Government Bond (EUR)	4.00	07/15/2018	1,462,057
900,000	Netherlands Government Bond (EUR)	4.00	07/15/2019	1,311,504
953,000	Netherlands Government Bond (EUR)	4.00	01/15/2037	1,374,837
1,000,000	Netherlands Government Bond (EUR)	4.25	07/15/2013	1,462,195
900,000	Netherlands Government Bond (EUR)	4.50	07/15/2017	1,355,557
750,000	Netherlands Government Bond (EUR)	5.00	07/15/2012	1,086,338
810,000	Netherlands Government Bond (EUR)	5.50	01/15/2028	1,364,550
85,000	Netherlands Government Bond (EUR)	7.50	01/15/2023	162,338
1,000,000	Spain Government Bond (EUR)	2.30	04/30/2013	1,352,903
850,000	Spain Government Bond (EUR)	2.50	10/31/2013	1,143,683
1,000,000	Spain Government Bond (EUR)	2.75	04/30/2012	1,385,056
1,250,000	Spain Government Bond (EUR)	3.00	04/30/2015	1,651,467
1,000,000	Spain Government Bond (EUR)	3.15	01/31/2016	1,307,503
1,000,000	Spain Government Bond (EUR)	3.30	10/31/2014	1,355,000
1,400,000	Spain Government Bond (EUR)	3.80	01/31/2017	1,845,090
900,000	Spain Government Bond (EUR)	3.90	10/31/2012	1,261,578
700,000	Spain Government Bond (EUR)	4.20	07/30/2013	984,376
700,000	Spain Government Bond (EUR)	4.20	01/31/2037	737,988
1,000,000	Spain Government Bond (EUR)	4.25	01/31/2014	1,408,894
2,500,000	Spain Government Bond (EUR)	4.30	10/31/2019	3,255,647
752,000	Spain Government Bond (EUR)	4.40	01/31/2015	1,052,240
1,850,000	Spain Government Bond (EUR)	4.60	07/30/2019	2,469,039
1,400,000	Spain Government Bond (EUR)	4.65	07/30/2025	1,718,297
850,000	Spain Government Bond (EUR)	4.70	07/30/2041	959,303
1,900,000	Spain Government Bond (EUR)	4.75	07/30/2014	2,704,862
900,000	Spain Government Bond (EUR)	4.80	01/31/2024	1,153,366
500,000	Spain Government Bond (EUR)	4.85	10/31/2020	667,406

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 109
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Foreign Government Bonds and Notes@ (continued)
1,000,000	Spain Government Bond (EUR)	4.90%	07/30/2040	$1,171,301
1,050,000	Spain Government Bond (EUR)	5.00	07/30/2012	1,494,140
1,100,000	Spain Government Bond (EUR)	5.50	07/30/2017	1,578,481
1,250,000	Spain Government Bond (EUR)	5.75	07/30/2032	1,679,744
1,100,000	Spain Government Bond (EUR)	6.00	01/31/2029	1,525,337
1,050,000	Spain Government Bond (EUR)	6.15	01/31/2013	1,528,799
9,300,000	Sweden Government Bond Series 1041 (SEK)	6.75	05/05/2014	1,641,772
2,890,000	Sweden Government Bond Series 1047 (SEK)	5.00	12/01/2020	518,353
3,500,000	Sweden Government Bond Series 1050 (SEK)	3.00	07/12/2016	548,851
9,000,000	Sweden Government Bond Series 1052 (SEK)	4.25	03/12/2019	1,517,336
3,000,000	Swedish Government Bond Series 1053 (SEK)	3.50	03/30/2039	453,676
4,000,000	Swedish Government Bond Series 1051 (SEK)	3.75	08/12/2017	651,383
1,300,000	Swedish Government Bond Series 1049 (SEK)	4.50	08/12/2015	217,755
3,800,000	Swedish Government Bond Series 1046 (SEK)	5.50	10/08/2012	630,513
1,050,000	United Kingdom Gilt (EUR)	3.75	09/07/2020	1,714,988
1,400,000	United Kingdom Gilt (EUR)	4.25	12/07/2040	2,228,274
2,750,000	United Kingdom Gilt (GBP)	2.25	03/07/2014	4,524,047
2,200,000	United Kingdom Gilt (GBP)	2.75	01/22/2015	3,639,373
2,200,000	United Kingdom Gilt (GBP)	3.75	09/07/2019	3,630,396
1,500,000	United Kingdom Gilt (GBP)	4.00	09/07/2016	2,593,024
800,000	United Kingdom Gilt (GBP)	4.00	03/07/2022	1,318,349
1,000,000	United Kingdom Gilt (GBP)	4.00	01/22/2060	1,532,922
1,400,000	United Kingdom Gilt (GBP)	4.25	12/07/2027	2,285,627
550,000	United Kingdom Gilt (GBP)	4.25	06/07/2032	882,895
1,300,000	United Kingdom Gilt (GBP)	4.25	03/07/2036	2,070,548
1,150,000	United Kingdom Gilt (GBP)	4.25	09/07/2039	1,836,126
1,600,000	United Kingdom Gilt (GBP)	4.25	12/07/2046	2,561,424
1,300,000	United Kingdom Gilt (GBP)	4.25	12/07/2049	2,084,834
1,175,000	United Kingdom Gilt (GBP)	4.25	12/07/2055	1,896,060
2,500,000	United Kingdom Gilt (GBP)	4.50	03/07/2013	4,314,960
2,350,000	United Kingdom Gilt (GBP)	4.50	03/07/2019	4,100,759
1,900,000	United Kingdom Gilt (GBP)	4.50	09/07/2034	3,140,222
900,000	United Kingdom Gilt (GBP)	4.50	12/07/2042	1,500,085
2,575,000	United Kingdom Gilt (GBP)	4.75	09/07/2015	4,593,013
3,200,000	United Kingdom Gilt (GBP)	4.75	03/07/2020	5,656,894
3,150,000	United Kingdom Gilt (GBP)	4.75	12/07/2030	5,408,224
1,400,000	United Kingdom Gilt (GBP)	4.75	12/07/2038	2,418,107
1,400,000	United Kingdom Gilt (GBP)	5.00	03/07/2012	2,371,269
2,585,000	United Kingdom Gilt (GBP)	5.00	09/07/2014	4,616,943
1,600,000	United Kingdom Gilt (GBP)	5.00	03/07/2018	2,896,646
1,700,000	United Kingdom Gilt (GBP)	5.00	03/07/2025	3,047,453
2,350,000	United Kingdom Gilt (GBP)	5.25	06/07/2012	4,025,882
1,500,000	United Kingdom Gilt (GBP)	6.00	12/07/2028	2,984,618
1,200,000	United Kingdom Gilt (GBP)	8.00	12/07/2015	2,433,382
1,600,000	United Kingdom Gilt (GBP)	8.00	06/07/2021	3,548,284
500,000	United Kingdom Gilt (GBP)	8.75	08/25/2017	1,092,664

Total Foreign Government Bonds and Notes (Cost $888,956,028)				931,307,460

Agency Securities: 28.87%

Federal Farm Credit Bank: 0.12%
$100,000	FFCB	0.40	11/02/2012	99,590
100,000	FFCB	0.62	09/10/2012	100,006
200,000	FFCB	0.80	12/17/2012	199,951
200,000	FFCB	0.88	10/28/2013	197,217
500,000	FFCB	1.00	03/28/2013	500,048

110 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Federal Farm Credit Bank (continued)
$200,000	FFCB	1.00%	06/17/2013	$199,680
300,000	FFCB	1.75	02/21/2013	305,303
250,000	FFCB	1.88	12/07/2012	255,247
2,600,000	FFCB	2.63	04/17/2014	2,697,266

				4,554,308

Federal Home Loan Bank: 1.61%
1,000,000	FHLB	0.55	12/03/2012	997,853
1,000,000	FHLB	0.50	08/23/2012	998,767
200,000	FHLB	0.60	08/23/2012	199,683
200,000	FHLB	0.63	10/18/2012	199,611
1,000,000	FHLB	0.63	11/23/2012	994,841
500,000	FHLB	0.63	12/03/2012	497,928
500,000	FHLB	0.70	05/22/2013	495,308
100,000	FHLB	0.75	04/25/2013	99,785
1,000,000	FHLB	0.80	11/18/2013	989,297
1,000,000	FHLB	0.88	08/22/2012	1,004,284
500,000	FHLB	0.88	10/28/2013	493,944
200,000	FHLB	0.88	11/22/2013	198,210
1,000,000	FHLB	0.88	12/27/2013	989,620
200,000	FHLB	1.00	02/25/2013	199,903
500,000	FHLB	1.00	11/18/2013	498,233
200,000	FHLB	1.00	08/22/2014	194,626
500,000	FHLB	1.05	01/28/2013	499,660
500,000	FHLB	1.05	02/08/2013	499,204
830,000	FHLB	1.13	05/18/2012	836,441
200,000	FHLB	1.25	08/16/2013	199,826
200,000	FHLB	1.55	11/18/2015	196,135
750,000	FHLB	1.63	11/21/2012	762,323
500,000	FHLB	1.63	03/20/2013	508,526
2,500,000	FHLB	1.75	08/22/2012	2,542,790
1,500,000	FHLB	1.88	06/21/2013	1,531,944
200,000	FHLB	2.15	10/26/2016	194,616
1,000,000	FHLB	2.25	04/13/2012	1,020,064
1,000,000	FHLB	2.75	03/13/2015	1,028,725
100,000	FHLB	3.00	02/25/2016	100,150
100,000	FHLB	3.00	02/25/2016	100,153
1,500,000	FHLB	3.38	02/27/2013	1,577,600
1,000,000	FHLB	4.75	12/16/2016	1,110,351
1,000,000	FHLB	4.88	09/08/2017	1,113,092
2,000,000	FHLB	5.00	11/17/2017	2,254,910
100,000	FHLB	5.13	08/14/2013	109,961
100,000	FHLB	5.38	09/30/2022	112,870
1,000,000	FHLB	5.75	05/15/2012	1,063,393
2,000,000	FHLB # 363	4.50	11/15/2012	2,127,252
1,500,000	FHLB # 432	4.50	09/16/2013	1,627,541
400,000	FHLB # 467	5.25	06/18/2014	449,238
2,250,000	FHLB # 656	5.38	05/18/2016	2,581,310
405,291	FHLB # A79713	6.00	07/01/2038	440,845
3,364,143	FHLB # A86605	5.50	12/01/2035	3,622,987
1,209,289	FHLB # A87819	6.00	08/01/2039	1,314,616
6,995,166	FHLB # A95113	4.00	11/01/2040	6,894,454
2,000,000	FHLB # A96780	4.50	02/01/2041	2,039,241
390,623	FHLB # B15183	4.50	06/01/2014	404,570
102,106	FHLB # G01564	6.00	04/01/2033	112,563

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 111
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Federal Home Loan Bank (continued)
$187,227	FHLB # G03511	6.00%	10/01/2037	$203,651
465,743	FHLB # G04411	6.00	06/01/2038	514,801
273,176	FHLB # G04570	6.00	11/01/2037	297,140
6,792,263	FHLB # G06219	6.00	05/01/2040	7,388,102
12,946	FHLB # G08222	6.00	09/01/2037	14,081
336,589	FHLB # G13375	4.50	11/01/2023	353,204
422,158	FHLB # G13471	4.50	02/01/2024	442,998
397,770	FHLB # G13561	4.50	05/01/2024	416,909
151,691	FHLB # G13666	4.50	09/01/2024	158,989
387,054	FHLB # J07292	4.50	03/01/2023	406,161
215,176	FHLB # J07343	4.50	03/01/2023	225,798
150,275	FHLB # J09954	4.00	06/01/2024	154,596
241,253	FHLB # J10582	4.50	09/01/2024	252,861
457,686	FHLB # J11371	4.50	12/01/2024	479,707
1,756,930	FHLB # J12604	4.00	07/01/2025	1,807,451

				61,145,693

Federal Home Loan Mortgage Corporation: 8.98%
200,000	FHLMC	0.63	06/22/2012	199,951
500,000	FHLMC	0.63	12/03/2012	498,449
500,000	FHLMC	0.63	05/23/2013	496,926
200,000	FHLMC	0.70	04/29/2013	198,889
100,000	FHLMC	0.75	09/17/2012	100,019
200,000	FHLMC	0.75	10/26/2012	199,663
500,000	FHLMC	0.75	11/23/2012	498,321
200,000	FHLMC	0.75	12/17/2012	199,793
3,000,000	FHLMC	0.75	12/28/2012	3,002,919
200,000	FHLMC	0.80	09/28/2012	200,063
200,000	FHLMC	0.80	12/21/2012	199,638
200,000	FHLMC	0.88	02/15/2013	199,746
100,000	FHLMC	0.95	03/07/2013	100,010
1,000,000	FHLMC	1.00	01/28/2013	1,000,441
400,000	FHLMC	1.00	02/25/2013	399,832
400,000	FHLMC	1.00	05/24/2013	399,232
500,000	FHLMC	1.00	12/09/2013	495,356
500,000	FHLMC	1.00	01/27/2014	492,657
150,000	FHLMC	1.13	04/25/2012	151,144
100,000	FHLMC	1.13	08/22/2013	99,567
200,000	FHLMC	1.13	12/16/2013	198,201
200,000	FHLMC	1.20	09/24/2013	198,933
200,000	FHLMC	1.20	04/28/2014	197,212
250,000	FHLMC	1.25	07/25/2013	249,995
200,000	FHLMC	1.25	09/30/2013	199,332
500,000	FHLMC	1.35	03/28/2014	496,398
1,000,000	FHLMC	1.38	02/03/2014	995,054
1,000,000	FHLMC	1.38	02/25/2014	1,000,273
250,000	FHLMC	1.45	02/24/2014	249,027
400,000	FHLMC	1.50	02/11/2014	399,972
2,000,000	FHLMC	1.63	04/15/2013	2,033,202
1,000,000	FHLMC	1.75	06/15/2012	1,016,399
500,000	FHLMC	1.75	11/23/2015	485,844
300,000	FHLMC	1.88	06/20/2012	305,281
200,000	FHLMC	1.88	03/08/2013	200,061
600,000	FHLMC	2.00	04/27/2012	601,348
200,000	FHLMC	2.10	12/15/2015	198,024
4,000,000	FHLMC	2.13	03/23/2012	4,071,068

112 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Federal Home Loan Mortgage Corporation (continued)
$2,000,000	FHLMC	2.13%	09/21/2012	$2,046,828
250,000	FHLMC	2.13	10/07/2013	250,423
250,000	FHLMC	2.13	08/25/2015	246,989
200,000	FHLMC	2.25	12/21/2015	198,841
200,000	FHLMC	2.25	12/22/2015	197,924
200,000	FHLMC	2.25	12/23/2015	199,028
500,000	FHLMC	2.50	04/08/2013	501,145
800,000	FHLMC	2.50	01/07/2014	825,388
1,250,000	FHLMC	2.50	04/23/2014	1,291,513
2,750,000	FHLMC	2.88	02/09/2015	2,852,864
1,000,000	FHLMC	3.00	07/28/2014	1,046,637
9,500,000	FHLMC%%	3.50	12/15/2025	9,513,357
1,500,000	FHLMC	3.63	10/18/2013	1,595,138
2,000,000	FHLMC	3.75	06/28/2013	2,131,424
900,000	FHLMC	3.75	03/27/2019	928,148
2,000,000	FHLMC%%	4.00	06/15/2025	2,054,062
10,000,000	FHLMC%%	4.50	07/15/2040	10,182,810
2,000,000	FHLMC	4.63	10/25/2012	2,131,614
2,000,000	FHLMC	4.75	11/17/2015	2,227,260
800,000	FHLMC	4.88	11/15/2013	879,386
1,700,000	FHLMC	4.88	06/13/2018	1,891,055
791,844	FHLMC	5.00	10/01/2024	840,917
5,000,000	FHLMC%%	5.00	06/15/2023	5,304,690
10,000,000	FHLMC%%	5.00	05/15/2039	10,460,940
1,200,000	FHLMC	5.13	07/15/2012	1,276,766
650,000	FHLMC	5.25	04/18/2016	736,405
1,500,000	FHLMC«	5.50	08/13/2014	1,703,483
650,000	FHLMC	5.50	07/18/2016	745,672
3,000,000	FHLMC	5.50	08/23/2017	3,450,198
350,000	FHLMC	5.50	07/15/2036	383,860
150,000	FHLMC	5.55	10/04/2016	154,352
1,000,000	FHLMC	6.00	04/16/2037	1,031,011
500,000	FHLMC	6.25	07/15/2032	606,538
500,000	FHLMC	6.75	03/15/2031	637,405
1,880,059	FHLMC #1J1139±	4.71	06/01/2038	1,980,928
271,342	FHLMC #1J1368±	5.58	10/01/2036	285,802
2,087,970	FHLMC #1Q0612±	5.52	08/01/2038	2,239,207
285,980	FHLMC #783191±	5.65	04/01/2037	306,011
4,271,996	FHLMC #A11964	5.00	08/01/2033	4,508,863
869,057	FHLMC #A15183	6.00	11/01/2033	958,058
597,461	FHLMC #A15966	5.00	11/01/2033	630,588
870,898	FHLMC #A16693	5.50	12/01/2033	938,996
547,220	FHLMC #A19717	5.00	03/01/2034	577,220
1,167,965	FHLMC #A24888	6.00	07/01/2034	1,282,103
1,430,369	FHLMC #A29757	5.50	01/01/2035	1,538,637
1,198,730	FHLMC #A35253	5.50	06/01/2035	1,299,204
2,000,122	FHLMC #A35743	5.00	07/01/2035	2,107,271
690,393	FHLMC #A36541	5.00	08/01/2035	727,378
648,887	FHLMC #A41694	5.50	01/01/2036	698,003
1,656,887	FHLMC #A43030	6.00	02/01/2036	1,807,412
1,917,179	FHLMC #A47041	5.00	09/01/2035	2,027,075
242,731	FHLMC #A54804	6.50	06/01/2036	271,848
395,390	FHLMC #A55537	5.00	12/01/2036	415,089
864,329	FHLMC #A56988	5.50	02/01/2037	924,350
170,642	FHLMC #A58285	6.00	03/01/2037	185,611
1,150,231	FHLMC #A58420	5.50	03/01/2037	1,230,106

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 113
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Federal Home Loan Mortgage Corporation (continued)
$341,881	FHLMC #A64581	6.00%	08/01/2037	$371,872
393,183	FHLMC #A64624	6.00	08/01/2037	427,675
332,187	FHLMC #A64825	6.00	08/01/2037	362,158
605,202	FHLMC #A65018	6.00	08/01/2037	658,292
37,212	FHLMC #A65173	6.00	09/01/2037	40,477
416,932	FHLMC #A65773	6.00	09/01/2037	453,507
382,492	FHLMC #A66706	6.00	10/01/2037	416,046
760,559	FHLMC #A68939	6.00	11/01/2037	829,179
208,432	FHLMC #A69303	6.00	11/01/2037	226,716
448,260	FHLMC #A71048	6.00	12/01/2037	487,583
390,906	FHLMC #A75076	6.50	03/01/2038	436,615
1,587,448	FHLMC #A77194	5.50	05/01/2038	1,701,653
272,363	FHLMC #A77988	6.00	06/01/2038	296,255
304,406	FHLMC #A78253	6.00	06/01/2038	331,109
634,982	FHLMC #A79523	6.00	07/01/2038	690,685
3,899,862	FHLMC #A79832	6.00	07/01/2038	4,241,971
132,393	FHLMC #A79972	6.00	08/01/2038	144,007
440,804	FHLMC #A80659	5.00	02/01/2037	462,765
599,169	FHLMC #A80882	6.00	08/01/2038	651,730
985,485	FHLMC #A80985	6.00	08/01/2038	1,071,935
436,730	FHLMC #A81606	6.00	09/01/2038	475,041
744,920	FHLMC #A81619	6.00	09/01/2038	810,267
590,678	FHLMC #A81884	5.50	09/01/2038	631,142
318,489	FHLMC #A82134	6.00	10/01/2038	346,428
8,845	FHLMC #A83580	6.00	12/01/2038	9,621
595,401	FHLMC #A85636	6.00	04/01/2039	647,260
1,790,486	FHLMC #A85718	4.00	04/01/2039	1,766,946
1,532,534	FHLMC #A86314	4.00	05/01/2039	1,510,470
481,872	FHLMC #A86755	4.00	06/01/2039	474,935
6,893,300	FHLMC #A86951	4.50	06/01/2039	7,028,550
17,092	FHLMC #A86958	6.00	06/01/2039	18,592
362,475	FHLMC #A87820	6.00	08/01/2039	394,046
2,502,712	FHLMC #A87994	5.00	08/01/2039	2,628,965
16,340,920	FHLMC #A87997	5.00	08/01/2039	17,141,297
4,390,723	FHLMC #A88483	5.00	09/01/2039	4,605,524
372,090	FHLMC #A88938	6.00	09/01/2039	404,499
4,418,583	FHLMC #A88958	4.50	09/01/2039	4,505,278
15,275	FHLMC #A89388	6.00	10/01/2039	16,605
2,284,573	FHLMC #A89607	5.50	11/01/2039	2,440,363
4,663,705	FHLMC #A90319	5.00	12/01/2039	4,901,888
4,763,613	FHLMC #A90590	4.50	01/01/2040	4,866,009
5,426,027	FHLMC #A91526	4.50	03/01/2040	5,552,836
9,282,685	FHLMC #A92487	5.00	06/01/2040	9,750,964
9,237,378	FHLMC #A92506	5.00	06/01/2040	9,703,371
4,623,178	FHLMC #A93505	4.50	08/01/2040	4,713,887
4,935,216	FHLMC #A93700	4.50	09/01/2040	5,041,300
2,955,882	FHLMC #A94175	4.00	10/01/2040	2,915,172
9,907,677	FHLMC #A95393	4.00	12/01/2040	9,765,033
356,627	FHLMC #C03063	6.50	10/01/2037	398,515
886,764	FHLMC #C03461	4.00	02/01/2040	873,997
9,370,297	FHLMC #C03466	5.50	03/01/2040	10,020,989
4,387,562	FHLMC #C03467	5.50	04/01/2040	4,692,243
2,394,347	FHLMC #E01425	4.50	08/01/2018	2,532,737
209,385	FHLMC #E95352	4.50	04/01/2018	221,554
901,255	FHLMC #G01740	5.50	12/01/2034	970,599
636,198	FHLMC #G02074	5.50	02/01/2036	684,353

114 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Federal Home Loan Mortgage Corporation (continued)
$284,914	FHLMC #G02184	5.00%	04/01/2036	$300,177
595,101	FHLMC #G02386	6.00	11/01/2036	649,165
240,363	FHLMC #G02422	6.00	12/01/2036	262,199
992,591	FHLMC #G02478	5.50	12/01/2036	1,063,379
775,356	FHLMC #G02744	6.00	03/01/2037	845,796
104,555	FHLMC #G03120	6.00	08/01/2037	113,727
480,666	FHLMC #G03303	4.50	09/01/2035	493,101
221,782	FHLMC #G03392	6.00	10/01/2037	241,238
2,504,699	FHLMC #G03616	6.00	12/01/2037	2,724,419
190,836	FHLMC #G03734	6.00	01/01/2038	207,577
480,762	FHLMC #G04051	6.00	02/01/2038	522,936
121,836	FHLMC #G04063	6.00	02/01/2038	132,524
2,513,066	FHLMC #G04162	5.50	04/01/2038	2,693,861
486,230	FHLMC #G04173	6.50	12/01/2037	547,291
8,837,790	FHLMC #G04214	5.50	05/01/2038	9,443,218
327,777	FHLMC #G04316	6.00	05/01/2038	357,350
909,702	FHLMC #G04378	6.50	03/01/2038	1,016,551
1,386,337	FHLMC #G04385	5.50	07/01/2038	1,481,307
200,218	FHLMC #G04447	6.00	06/01/2038	217,782
1,829,262	FHLMC #G04448	5.50	07/01/2038	1,954,574
337,891	FHLMC #G04607	6.00	09/01/2038	367,532
162,532	FHLMC #G05204	6.00	01/01/2036	179,177
1,504,050	FHLMC #G05354	5.00	03/01/2039	1,580,864
189,714	FHLMC #G05369	6.00	03/01/2039	206,356
121,257	FHLMC #G05411	6.50	01/01/2039	135,499
3,377,293	FHLMC #G05633	5.50	08/01/2039	3,620,262
1,227,556	FHLMC #G05669	6.50	04/01/2039	1,371,739
2,273,675	FHLMC #G05680	6.50	04/01/2039	2,540,731
14,153,123	FHLMC #G05792	4.50	02/01/2040	14,452,928
12,663	FHLMC #G08180	6.00	02/01/2037	13,814
303,463	FHLMC #G08190	4.50	01/01/2037	309,986
210,398	FHLMC #G08192	5.50	04/01/2037	225,009
9,734	FHLMC #G08193	6.00	04/01/2037	10,588
819,934	FHLMC #G08368	4.50	10/01/2039	836,021
498,074	FHLMC #G11950	4.50	10/01/2018	527,019
2,471,187	FHLMC #G12491	5.00	01/01/2022	2,636,688
158,651	FHLMC #G12697	5.50	05/01/2022	170,957
21,617	FHLMC #G12741	6.00	08/01/2022	23,642
386,385	FHLMC #G13032	6.00	09/01/2022	422,573
813,953	FHLMC #G13151	6.00	03/01/2023	890,186
275,887	FHLMC #G13223	4.00	05/01/2023	284,079
54,887	FHLMC #G13232	5.00	06/01/2023	58,288
4,201,088	FHLMC #G13300	4.50	05/01/2023	4,408,471
2,338,848	FHLMC #G13727	5.50	11/01/2017	2,520,260
1,522,746	FHLMC #G13838	5.00	05/01/2025	1,617,114
293,659	FHLMC #G18274	6.00	09/01/2023	320,796
429,463	FHLMC #G18280	5.50	11/01/2023	462,774
759,102	FHLMC #G18320	4.00	08/01/2024	780,930
3,261	FHLMC #J02886	6.00	06/01/2021	3,585
362,777	FHLMC #J04533	6.00	03/01/2022	396,981
10,857	FHLMC #J04871	6.00	05/01/2022	11,881
272,061	FHLMC #J05191	6.00	07/01/2022	297,683
10,260	FHLMC #J05194	5.00	07/01/2022	10,896
96,579	FHLMC #J05195	5.00	07/01/2022	103,048
307,142	FHLMC #J05228	5.00	07/01/2022	326,177
190,299	FHLMC #J05243	5.00	07/01/2022	202,093

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 115
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Federal Home Loan Mortgage Corporation (continued)
$69,307	FHLMC #J05408	5.00%	08/01/2022	$73,602
201,389	FHLMC #J05455	5.00	09/01/2022	213,869
217,283	FHLMC #J08096	5.00	06/01/2023	230,748
33,742	FHLMC #J08112	5.00	06/01/2023	35,833
260,350	FHLMC #J08719	4.50	04/01/2024	274,341
36,418	FHLMC #J08719	5.00	10/01/2023	38,675
10,829	FHLMC #J09641	5.00	04/01/2024	11,500
45,780	FHLMC #J10539	5.00	08/01/2024	48,617
1,686,603	FHLMC #J10575	4.50	08/01/2024	1,773,023
896,647	FHLMC #J10903	5.00	10/01/2024	952,214
649,179	FHLMC #J11159	4.50	11/01/2024	680,414
1,302,027	FHLMC #J11703	4.50	02/01/2025	1,368,741
6,395,493	FHLMC #J11824	4.00	03/01/2025	6,579,398
1,890,758	FHLMC #J12250	4.00	06/01/2025	1,945,127
1,252,530	FHLMC #Z40003	6.00	11/01/2036	1,361,623

				340,638,101

Federal National Mortgage Association: 13.14%
1,500,000	FNMA	0.50	10/30/2012	1,496,582
200,000	FNMA	0.75	09/17/2012	200,037
500,000	FNMA	0.75	12/06/2012	499,026
2,500,000	FNMA	0.75	02/26/2013	2,500,068
200,000	FNMA	0.75	10/25/2013	197,678
1,500,000	FNMA	0.75	12/18/2013	1,478,381
200,000	FNMA	0.80	09/28/2012	200,055
200,000	FNMA	0.80	11/29/2013	197,735
500,000	FNMA	0.88	12/28/2012	499,007
500,000	FNMA	0.88	11/04/2013	492,750
500,000	FNMA	1.00	04/04/2012	503,072
200,000	FNMA	1.00	01/07/2013	200,084
500,000	FNMA	1.00	09/23/2013	498,369
100,000	FNMA	1.00	10/15/2013	99,100
1,000,000	FNMA	1.00	11/29/2013	990,037
500,000	FNMA	1.00	04/25/2014	491,107
250,000	FNMA	1.00	05/16/2014	244,922
500,000	FNMA	1.13	09/17/2013	500,158
500,000	FNMA	1.13	10/08/2013	495,767
200,000	FNMA	1.13	12/02/2013	199,619
200,000	FNMA	1.15	11/18/2014	196,183
700,000	FNMA	1.25	06/22/2012	706,717
200,000	FNMA	1.25	09/30/2013	199,274
100,000	FNMA	1.25	10/28/2014	97,370
200,000	FNMA	1.30	12/30/2013	199,501
250,000	FNMA	1.35	02/24/2014	249,970
200,000	FNMA	1.38	12/30/2013	199,470
400,000	FNMA	1.38	01/27/2014	398,375
200,000	FNMA	1.40	01/06/2014	199,445
1,000,000	FNMA	1.45	01/24/2014	1,003,483
200,000	FNMA	1.50	12/30/2013	199,610
400,000	FNMA	1.50	02/25/2014	401,519
200,000	FNMA	1.50	08/26/2014	196,612
500,000	FNMA	1.50	09/23/2014	491,803
400,000	FNMA	1.50	11/23/2015	383,872
100,000	FNMA	1.52	10/28/2015	96,076

116 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Federal National Mortgage Association (continued)
$250,000	FNMA	1.55%	01/27/2014	$249,233
250,000	FNMA	1.55	08/12/2014	246,208
500,000	FNMA	1.55	10/27/2015	484,087
1,000,000	FNMA	1.63	10/26/2015	973,253
100,000	FNMA	1.63	11/09/2015	96,541
500,000	FNMA	1.65	10/29/2015	481,762
200,000	FNMA	1.70	02/25/2014	200,864
3,000,000	FNMA	1.75	08/10/2012	3,051,123
200,000	FNMA	1.75	12/28/2012	200,794
2,500,000	FNMA	1.75	02/22/2013	2,547,193
2,000,000	FNMA	1.75	05/07/2013	2,035,790
250,000	FNMA	1.75	07/14/2014	250,592
100,000	FNMA	1.80	06/02/2014	100,111
100,000	FNMA	1.85	09/09/2015	97,291
350,000	FNMA	1.88	04/20/2012	355,641
200,000	FNMA	1.88	10/15/2015	196,639
200,000	FNMA	2.00	09/30/2015	197,048
200,000	FNMA	2.00	11/30/2015	195,638
200,000	FNMA	2.00	12/15/2015	196,999
300,000	FNMA	2.00	03/28/2016	291,494
1,000,000	FNMA	2.38	07/28/2015	1,008,708
2,500,000	FNMA	2.50	05/15/2014	2,583,008
700,000	FNMA	2.63	11/20/2014	722,805
1,500,000	FNMA	2.88	12/11/2013	1,568,216
2,500,000	FNMA	3.00	09/16/2014	2,615,013
300,000	FNMA^	3.32	06/01/2017	243,891
12,000,000	FNMA%%	3.50	12/25/2025	12,022,500
100,000	FNMA	4.00	09/30/2025	94,048
6,957,327	FNMA	4.00	11/01/2040	6,874,554
1,500,000	FNMA	4.38	09/15/2012	1,586,703
3,500,000	FNMA	4.38	03/15/2013	3,753,484
10,000,000	FNMA%%	4.50	07/25/2040	10,192,190
600,000	FNMA	4.63	10/15/2013	653,951
200,000	FNMA^	4.74	10/09/2019	133,430
950,000	FNMA	4.88	12/15/2016	1,059,437
500,000	FNMA	5.00	02/13/2017	561,455
1,200,000	FNMA	5.00	05/11/2017	1,346,707
2,397,119	FNMA	5.00	10/01/2039	2,512,802
12,000,000	FNMA%%	5.00	07/25/2039	12,564,372
1,200,000	FNMA	5.25	08/01/2012	1,274,378
1,500,000	FNMA	5.38	06/12/2017	1,713,005
1,000,000	FNMA	5.38	04/11/2022	1,044,202
200,000	FNMA	5.45	10/18/2021	224,312
5,000,000	FNMA%%	5.50	06/25/2038	5,343,750
8,000,000	FNMA%%	5.50	01/25/2023	8,630,000
75,000	FNMA	5.63	11/15/2021	77,507
150,000	FNMA	5.63	07/15/2037	167,576
700,000	FNMA	6.13	03/15/2012	741,084
200,000	FNMA	6.21	08/06/2038	240,513
1,300,000	FNMA	6.63	11/15/2030	1,631,886
500,000	FNMA	7.13	01/15/2030	656,662
1,300,000	FNMA	7.25	05/15/2030	1,728,186
10,685,494	FNMA #839466	4.50	09/01/2035	10,971,952
305,735	FNMA #889984	6.50	10/01/2038	341,645
285,000	FNMA #899686	6.50	08/01/2037	318,475
55,125	FNMA #930627	4.00	02/01/2024	56,736

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 117
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Federal National Mortgage Association (continued)
$2,566,881	FNMA #930739	4.00%	03/01/2024	$2,641,895
163,213	FNMA #931252	4.00	05/01/2024	167,983
331,544	FNMA #935711	4.00	10/01/2024	341,233
15,906	FNMA #944777	6.50	09/01/2037	17,775
1,903,707	FNMA #947986	6.50	11/01/2037	2,127,307
8,958,309	FNMA #950698	6.00	10/01/2037	9,751,160
29,582	FNMA #959805	6.50	11/01/2037	33,056
74,569	FNMA #965307	6.50	09/01/2038	83,311
6,812,180	FNMA #972609	5.50	04/01/2038	7,288,424
16,011	FNMA #990703	6.50	09/01/2038	17,941
2,529,496	FNMA #995258	5.50	01/01/2039	2,709,102
3,960,720	FNMA #995896	5.00	06/01/2039	4,151,860
2,980,737	FNMA #AA3349	3.50	10/01/2040	2,817,928
3,920,485	FNMA #AA3886	4.50	11/01/2040	4,001,083
507,622	FNMA #AA8408	4.00	06/01/2024	522,456
354,113	FNMA #AC3004	4.00	09/01/2024	364,462
356,424	FNMA #AD2344	4.00	03/01/2025	366,841
2,412,556	FNMA #AE0443	6.50	10/01/2039	2,695,923
323,630	FNMA #190360	5.00	08/01/2035	341,523
4,155,643	FNMA #190396	4.50	06/01/2039	4,241,075
36,501	FNMA #253879	6.00	07/01/2016	39,931
641,743	FNMA #254950	5.50	11/01/2033	691,722
262,192	FNMA #255146	6.00	01/01/2014	274,729
365,485	FNMA #255407	5.00	09/01/2024	389,392
334,752	FNMA #255857	5.50	08/01/2025	363,018
321,756	FNMA #256702	4.50	03/01/2022	338,846
47,243	FNMA #256758	4.50	05/01/2022	49,679
150,144	FNMA #256851	7.00	08/01/2037	171,457
718,843	FNMA #256982	6.00	11/01/2017	776,054
212,417	FNMA #257084	6.00	01/01/2018	229,377
177,627	FNMA #310044	6.00	04/01/2014	193,985
38,839	FNMA #323099	6.00	04/01/2013	42,416
20,601	FNMA #323250	6.00	08/01/2013	21,581
19,065	FNMA #323290	6.00	09/01/2013	19,972
500,000	FNMA #491028	6.00	07/01/2014	546,048
124,420	FNMA #535733	6.50	08/01/2015	136,151
497,248	FNMA #545414	5.50	01/01/2017	537,371
424,691	FNMA #725690	6.00	08/01/2034	466,126
286,929	FNMA #725773	5.50	09/01/2034	309,095
694,104	FNMA #729333	5.50	07/01/2033	748,160
8,230,546	FNMA #735141	5.50	01/01/2035	8,866,392
7,563,552	FNMA #735382	5.00	04/01/2035	7,986,469
499,674	FNMA #745526	6.00	05/01/2021	547,722
402,535	FNMA #745627±	5.54	04/01/2036	430,942
1,809,681	FNMA #745886	5.50	04/01/2036	1,946,094
94,381	FNMA #753669	6.00	11/01/2033	104,062
1,132,319	FNMA #767097	4.00	06/01/2019	1,186,641
618,898	FNMA #775199±	4.29	05/01/2034	643,151
580,543	FNMA #776966	5.00	04/01/2034	613,663
1,714,424	FNMA #777075	5.00	04/01/2034	1,812,429
327,816	FNMA #779510	5.00	06/01/2019	352,332
998,673	FNMA #783852	5.50	07/01/2034	1,075,825
1,491,233	FNMA #793607	5.00	09/01/2019	1,597,162
383,931	FNMA #793675	6.00	09/01/2034	421,390
431,401	FNMA #794514	5.00	10/01/2019	463,663
294,336	FNMA #795047	5.50	10/01/2034	317,075

118 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Federal National Mortgage Association (continued)
$385,236	FNMA #796334	6.00%	10/01/2034	$422,823
461,679	FNMA #804666	6.00	11/01/2034	506,723
1,069,693	FNMA #805412	5.50	01/01/2035	1,150,326
378,995	FNMA #811460	5.00	06/01/2020	405,443
242,390	FNMA #812338	6.00	03/01/2035	265,130
58,848	FNMA #821030	4.50	05/01/2035	60,426
156,467	FNMA #822651	4.50	04/01/2035	160,662
1,587,100	FNMA #824601	5.50	12/01/2034	1,709,711
2,571,450	FNMA #826590	5.00	06/01/2035	2,713,626
279,801	FNMA #828346	5.00	07/01/2035	295,271
115,272	FNMA #828698	5.00	07/01/2035	121,646
365,071	FNMA #829190	5.00	07/01/2035	385,256
209,523	FNMA #830177	6.00	11/01/2038	227,936
347,026	FNMA #830957	5.50	08/01/2035	373,184
264,301	FNMA #831406	6.00	03/01/2036	288,872
515,043	FNMA #831625	7.00	06/01/2036	588,141
491,167	FNMA #831697	6.00	09/01/2036	536,019
22,991	FNMA #832199	4.50	07/01/2035	23,607
916,396	FNMA #834657	5.50	08/01/2035	985,473
1,446,646	FNMA #835284	5.50	09/01/2035	1,558,383
2,001,971	FNMA #835331	5.50	08/01/2035	2,152,878
194,401	FNMA #836068	4.50	10/01/2020	205,152
356,679	FNMA #836958	4.50	10/01/2035	366,241
1,852,438	FNMA #839064	6.00	01/01/2036	2,026,229
858,283	FNMA #843901	4.50	09/01/2035	881,292
2,881,322	FNMA #844158	5.00	11/01/2035	3,040,631
2,706,352	FNMA #844703	5.50	12/01/2035	2,910,356
123,250	FNMA #845782	4.50	10/01/2020	130,066
275,177	FNMA #847926	4.50	12/01/2020	290,394
643,298	FNMA #851264	5.50	05/01/2021	701,639
1,972,995	FNMA #865283	5.50	02/01/2036	2,115,553
719,210	FNMA #868424±	5.71	03/01/2036	766,596
397,983	FNMA #872244	6.00	05/01/2021	436,377
248,777	FNMA #878198	5.50	09/01/2036	266,752
76,766	FNMA #884631	6.50	06/01/2036	85,999
511,210	FNMA #885593	6.00	09/01/2036	557,892
397,839	FNMA #888221	5.50	03/01/2037	426,584
370,621	FNMA #888637	6.00	09/01/2037	403,422
2,130,555	FNMA #888645	5.00	08/01/2037	2,237,701
332,670	FNMA #888815	4.50	11/01/2022	350,340
278,449	FNMA #888890	6.50	10/01/2037	311,938
41,623	FNMA #889495	6.50	03/01/2038	46,512
210,334	FNMA #892546	6.00	09/01/2021	230,625
1,120,716	FNMA #895995	6.50	07/01/2036	1,258,304
512,203	FNMA #897130	6.50	09/01/2036	575,085
350,416	FNMA #899721	6.00	09/01/2037	381,430
203,745	FNMA #899953	6.00	12/01/2037	221,778
25,713	FNMA #900301	6.00	09/01/2036	28,061
85,598	FNMA #900959	6.50	09/01/2036	95,893
1,379,032	FNMA #902738	5.00	11/01/2036	1,450,970
77,811	FNMA #904767±	5.46	12/01/2036	82,608
2,715,197	FNMA #906270	6.00	01/01/2037	2,964,781
1,336,172	FNMA #907051±	5.69	10/01/2037	1,427,752
215,961	FNMA #908182	5.50	12/01/2021	233,251
928,837	FNMA #908249	6.50	12/01/2036	1,040,546
580,474	FNMA #909855	5.50	02/01/2037	630,035

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 119
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Federal National Mortgage Association (continued)
$328,197	FNMA #910093±	5.74%	03/01/2037	$347,826
83,973	FNMA #910535±	5.57	01/01/2037	89,292
191,287	FNMA #914224±	5.40	03/01/2037	202,241
343,717	FNMA #915356	4.50	05/01/2023	360,577
377,746	FNMA #917101	5.00	05/01/2037	396,743
927,454	FNMA #917882	5.00	05/01/2037	974,095
185,786	FNMA #918049	6.50	05/01/2037	208,188
890,047	FNMA #918506	5.50	05/01/2037	955,748
781,933	FNMA #918619	5.50	06/01/2037	840,875
2,050,249	FNMA #919640	6.00	09/01/2037	2,231,706
108,438	FNMA #922123	6.50	04/01/2037	122,089
619,377	FNMA #922675±	4.77	06/01/2035	640,118
735,781	FNMA #928414	6.50	06/01/2037	826,111
255,646	FNMA #928433	7.00	05/01/2037	291,935
308,649	FNMA #928507	6.50	06/01/2037	348,760
528,244	FNMA #928774	6.00	10/01/2022	578,214
1,603,487	FNMA #929723	6.00	07/01/2038	1,744,401
1,012,623	FNMA #929953	5.50	09/01/2038	1,083,416
685,637	FNMA #930324	6.00	12/01/2038	745,890
4,252,744	FNMA #930849	4.00	04/01/2024	4,377,027
513,224	FNMA #931011	5.00	04/01/2024	545,562
1,894,454	FNMA #931227	4.50	05/01/2039	1,939,321
1,380,779	FNMA #931409	4.00	06/01/2024	1,421,131
8,286,139	FNMA #932473	4.50	02/01/2040	8,456,486
8,277,099	FNMA #932491	4.50	02/01/2040	8,473,126
24,704	FNMA #933025	6.00	10/01/2037	26,891
699,946	FNMA #933465	5.50	02/01/2038	749,645
4,360,778	FNMA #933559	5.50	02/01/2038	4,665,644
360,199	FNMA #934427	6.00	09/01/2038	391,853
304,097	FNMA #934568	6.00	09/01/2038	330,820
220,220	FNMA #934699	6.00	12/01/2038	239,573
5,274	FNMA #937055	6.50	05/01/2037	5,894
2,408,560	FNMA #941102	6.50	09/01/2037	2,691,458
2,488,099	FNMA #941164	6.00	10/01/2037	2,722,070
179,374	FNMA #945074	7.00	08/01/2037	204,836
301,211	FNMA #945909	6.00	08/01/2037	327,870
230,835	FNMA #946008	6.00	09/01/2037	251,265
296,491	FNMA #946045	6.00	09/01/2037	322,732
515,471	FNMA #947654	6.00	10/01/2037	561,093
189,703	FNMA #947992	6.00	11/01/2037	206,492
123,953	FNMA #948007	6.50	10/01/2037	138,512
273,942	FNMA #949473	6.00	09/01/2037	298,187
294,290	FNMA #949594	6.00	08/01/2022	322,128
538,168	FNMA #950300	6.00	08/01/2037	588,657
382,156	FNMA #950863	6.00	09/01/2037	415,979
140,030	FNMA #950929	6.00	11/01/2037	152,423
154,168	FNMA #952033	4.50	05/01/2023	161,731
12,982	FNMA #953017	6.00	10/01/2037	14,131
264,670	FNMA #953436	6.50	11/01/2037	295,756
286,659	FNMA #955171	6.00	11/01/2037	312,029
4,031,661	FNMA #955488	6.50	10/01/2037	4,505,201
347,345	FNMA #955801	6.00	10/01/2037	378,087
1,766,621	FNMA #960622	6.00	01/01/2038	1,922,974
2,195,830	FNMA #962302	4.50	03/01/2038	2,240,972
1,741,490	FNMA #963318	5.00	05/01/2023	1,851,046
536,016	FNMA #964234	6.00	07/01/2023	585,548

120 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Federal National Mortgage Association (continued)
$504,102	FNMA #964241	6.00%	07/01/2038	$548,402
288,969	FNMA #964657	6.00	08/01/2038	314,363
121,795	FNMA #964796	6.00	08/01/2038	132,498
16,277	FNMA #964924	6.00	09/01/2038	17,708
271,913	FNMA #965105	6.00	09/01/2038	295,808
194,492	FNMA #965308	6.00	09/01/2038	211,584
220,486	FNMA #965649	6.00	01/01/2038	240,000
489,833	FNMA #966039	5.50	02/01/2038	524,613
245,795	FNMA #968280	6.00	02/01/2038	267,395
229,315	FNMA #969628	6.00	01/01/2038	249,610
260,702	FNMA #969862	6.00	05/01/2038	283,612
364,504	FNMA #970535	5.50	10/01/2023	393,497
63,415	FNMA #971075	5.50	02/01/2024	68,459
143,866	FNMA #972134	6.50	01/01/2038	160,733
421,134	FNMA #972172	6.00	02/01/2038	459,327
1,809,163	FNMA #972746	4.50	02/01/2023	1,897,906
997,188	FNMA #973827	4.50	03/01/2023	1,048,595
97,733	FNMA #973996	6.00	02/01/2023	106,764
639,091	FNMA #974571	5.00	11/01/2036	674,826
316,401	FNMA #974886±	4.35	04/01/2038	331,230
166,597	FNMA #975288	4.50	05/01/2023	174,769
1,069,002	FNMA #975365	5.00	06/01/2023	1,136,252
436,545	FNMA #979639	5.00	06/01/2023	464,008
442,762	FNMA #982876	5.00	05/01/2023	472,138
287,442	FNMA #983111	5.50	09/01/2023	310,305
94,466	FNMA #983518	4.50	05/01/2023	99,099
575,139	FNMA #984260	5.50	05/01/2023	624,063
314,734	FNMA #985509	6.00	09/01/2038	342,393
927,620	FNMA #985815	6.00	07/01/2038	1,009,138
156,655	FNMA #986250	6.00	07/01/2038	170,422
335,227	FNMA #987128	6.00	09/01/2038	364,686
109,718	FNMA #987283	6.50	07/01/2038	122,582
343,362	FNMA #987380	6.00	10/01/2023	375,092
105,898	FNMA #988044	6.00	08/01/2038	115,205
197,980	FNMA #988220	6.50	09/01/2038	221,790
377,681	FNMA #988714	6.00	10/01/2038	410,871
183,479	FNMA #988746	6.00	11/01/2023	200,434
302,516	FNMA #988841	6.00	08/01/2038	329,101
12,565	FNMA #988953	5.50	08/01/2023	13,602
305,778	FNMA #990051	6.00	09/01/2038	332,649
663,636	FNMA #990080	6.00	08/01/2038	721,956
226,730	FNMA #990285	6.00	10/01/2038	246,654
306,607	FNMA #990380	6.50	09/01/2038	342,554
426,584	FNMA #990543	6.00	09/01/2038	464,072
154,689	FNMA #990741	6.00	09/01/2038	168,282
105,910	FNMA #991859	6.00	10/01/2038	115,218
433,833	FNMA #991932	6.00	12/01/2023	473,923
8,276	FNMA #992042	7.00	10/01/2038	9,439
3,387,025	FNMA #992235	6.00	11/01/2038	3,684,675
243,092	FNMA #992312	6.00	10/01/2038	264,454
273,557	FNMA #992490	5.50	11/01/2023	295,315
350,599	FNMA #992940	6.00	11/01/2038	381,409
269,359	FNMA #993091	6.00	01/01/2039	293,030
217,214	FNMA #993164	6.00	11/01/2038	236,303
354,520	FNMA #994128	6.00	11/01/2038	383,946
26,715	FNMA #994282	5.50	11/01/2023	28,840

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 121
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Federal National Mortgage Association (continued)
$239,116	FNMA #994339	6.00%	01/01/2039	$260,055
659,960	FNMA #994436	6.00	12/01/2038	717,957
2,123,140	FNMA #994897	5.50	09/01/2033	2,288,489
13,101,940	FNMA #995119	5.50	11/01/2038	14,017,906
2,976,504	FNMA #995230	6.50	01/01/2039	3,326,111
1,736,087	FNMA #995692	4.50	05/01/2024	1,821,245
142,313	FNMA #995778	6.00	11/01/2017	155,420
2,467,710	FNMA #995838	5.50	05/01/2039	2,642,929
4,868,627	FNMA #995901	4.50	07/01/2024	5,107,441
328,183	FNMA #A82829	6.00	11/01/2038	356,972
259,054	FNMA #AA0731	6.50	02/01/2039	289,400
262,122	FNMA #AA0781	6.00	04/01/2039	285,075
518,346	FNMA #AA1090	4.50	12/01/2023	543,772
329,869	FNMA #AA3078	4.50	02/01/2039	336,651
2,310,177	FNMA #AA3295	4.00	02/01/2039	2,280,527
4,068,845	FNMA #AA4662	4.50	05/01/2039	4,165,208
933,072	FNMA #AA7895	4.00	06/01/2024	960,341
7,503,177	FNMA #AB0035	4.50	04/01/2039	7,657,428
2,747,653	FNMA #AB1048	4.50	05/01/2040	2,808,433
4,960,408	FNMA #AB1953	4.00	12/01/2040	4,901,393
1,993,765	FNMA #AB2068	3.50	01/01/2041	1,884,864
7,499,647	FNMA #AB2084	4.00	01/01/2041	7,403,391
5,676,094	FNMA #AC1258	4.00	08/01/2039	5,610,338
9,361,401	FNMA #AC1616	5.00	08/01/2039	9,813,171
1,227,972	FNMA #AC1928	4.00	08/01/2039	1,212,212
3,414,065	FNMA #AC2181	4.00	08/01/2039	3,370,246
3,708,693	FNMA #AC2968	4.50	09/01/2039	3,791,890
22,922	FNMA #AC2998	6.00	09/01/2024	25,177
4,259,926	FNMA #AC7962	4.50	01/01/2025	4,468,883
918,721	FNMA #AC8563	4.00	01/01/2040	906,929
4,684,782	FNMA #AD0527	5.50	06/01/2039	5,017,422
5,626,952	FNMA #AD0891	5.00	03/01/2025	5,980,940
5,197,998	FNMA #AD1654	4.50	03/01/2040	5,324,352
5,008,721	FNMA #AD3770	4.00	03/01/2025	5,177,010
4,623,101	FNMA #AD4317	4.00	04/01/2040	4,563,765
15,328,231	FNMA #AD7134	5.00	07/01/2040	16,115,855
2,379,682	FNMA #AD7948	4.50	06/01/2040	2,428,603
1,244,484	FNMA #AE0349	6.00	04/01/2040	1,355,366
949,483	FNMA #AE0728	6.00	09/01/2039	1,033,517
4,819,033	FNMA #AE1173	4.00	07/01/2025	4,959,865
994,275	FNMA #AH1098	4.00	12/01/2040	981,514
1,994,200	FNMA #AH1813	4.00	12/01/2040	1,968,604
10,001,706	FNMA #AH3782	4.00	02/01/2041	9,873,336

				498,311,036

Government National Mortgage Association: 5.02%
6,000,000	GNMA%%	4.00	10/15/2040	6,002,814
5,000,000	GNMA%%	5.00	11/15/2039	5,308,595
8,000,000	GNMA%%	6.00	08/15/2038	8,805,000
1,091	GNMA #337120	6.50	11/15/2023	1,238
1,481	GNMA #379192	6.50	12/15/2023	1,681
13,055,237	GNMA #487721	4.50	03/15/2039	13,509,621
1,182,406	GNMA #520782	5.00	03/15/2035	1,262,484
733,606	GNMA #605373	5.50	09/15/2034	799,989
30,233	GNMA #617417	6.50	02/15/2037	34,272
552,937	GNMA #617522	6.00	05/15/2037	609,770

122 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Government National Mortgage Association (continued)
$149,487	GNMA #625436	6.50%	09/15/2036	$169,089
374,231	GNMA #632007	6.50	10/15/2036	423,886
917,497	GNMA #633305	5.50	12/15/2035	999,372
767,044	GNMA #648391	5.50	11/15/2035	835,494
513,927	GNMA #651722	5.50	02/15/2036	558,344
249,288	GNMA #651882	6.50	09/15/2036	281,975
516,193	GNMA #653068	5.50	03/15/2036	567,903
628,948	GNMA #654920	6.00	06/15/2036	705,190
137,359	GNMA #658328	4.50	03/15/2037	142,311
9,333	GNMA #659749	6.50	11/15/2036	10,582
27,111	GNMA #663342	6.50	12/15/2036	30,671
48,656	GNMA #664629	7.00	03/15/2037	55,919
90,132	GNMA #667470	6.00	05/15/2037	99,396
282,496	GNMA #668585	6.00	08/15/2037	311,532
250,950	GNMA #669078	6.00	06/15/2037	276,743
130,601	GNMA #671433	6.00	07/15/2037	144,025
181,444	GNMA #672938	6.50	08/15/2038	204,839
188,961	GNMA #673220	6.00	10/15/2038	208,323
1,499,669	GNMA #676678	6.00	01/15/2038	1,653,341
147,613	GNMA #676812	6.50	04/15/2038	166,645
13,127,272	GNMA #676977	5.00	05/15/2038	13,967,085
5,528,770	GNMA #677213	5.50	08/15/2038	6,082,619
380,907	GNMA #677314	5.50	09/15/2038	419,064
168,780	GNMA #677606	6.50	12/15/2037	190,568
21,670	GNMA #681324	6.50	05/15/2038	24,464
200,097	GNMA #681332	6.50	05/15/2038	226,835
335,798	GNMA #683124	5.50	03/15/2038	364,400
35,571	GNMA #684230	6.50	08/15/2038	40,158
7,521	GNMA #691547	6.50	07/15/2038	8,585
124,419	GNMA #693431	5.50	06/15/2038	135,017
1,539,634	GNMA #694553	5.50	12/15/2038	1,670,773
9,089	GNMA #695742	6.50	11/15/2038	10,261
205,469	GNMA #695746	6.00	11/15/2038	226,523
171,031	GNMA #696456	5.50	08/15/2038	185,599
374,055	GNMA #697595	6.50	11/15/2038	422,284
1,009,894	GNMA #698033	5.50	01/15/2039	1,095,912
919,072	GNMA #698223	4.00	06/15/2039	921,953
2,651,994	GNMA #698308	4.50	05/15/2039	2,759,214
1,097,275	GNMA #698507	6.00	10/15/2038	1,209,714
183,777	GNMA #698624	6.00	10/15/2038	202,608
531,775	GNMA #699457	6.00	10/15/2038	586,266
618,523	GNMA #700069	6.50	12/15/2038	698,273
245,056	GNMA #700821	6.50	10/15/2038	276,653
717,441	GNMA #702172	4.00	07/15/2039	719,691
224,849	GNMA #702190	4.00	07/15/2039	225,554
8,038	GNMA #704277	6.50	02/15/2039	9,074
1,321,560	GNMA #704439	4.50	03/15/2039	1,372,512
131,100	GNMA #706004	6.00	10/15/2038	144,534
8,444,722	GNMA #709475	5.00	06/15/2039	8,984,971
161,496	GNMA #709484	5.50	07/15/2039	175,252
670,359	GNMA #711321	6.00	01/15/2039	739,051
2,181,042	GNMA #712488	4.50	06/15/2039	2,256,953
1,077,798	GNMA #712495	4.50	06/15/2039	1,115,310
11,405,893	GNMA #713866	5.00	09/15/2039	12,213,996
9,417,414	GNMA #713872	4.50	09/15/2039	9,745,185
81,247	GNMA #716343	6.00	06/15/2039	89,928

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 123
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Government National Mortgage Association (continued)
$106,061	GNMA #716586	6.00%	08/15/2039	$117,260
2,653,369	GNMA #716792	4.50	04/15/2039	2,745,719
3,603,896	GNMA #720160	4.50	07/15/2039	3,729,329
1,306,916	GNMA #722269	4.50	09/15/2039	1,352,403
174,738	GNMA #722785	6.00	10/15/2039	192,643
2,846,443	GNMA #723234	4.50	10/15/2039	2,945,513
2,671,474	GNMA #723449	5.00	11/15/2039	2,860,747
1,887,191	GNMA #723526	4.50	12/15/2039	1,963,489
4,565,101	GNMA #723616	5.00	01/15/2040	4,888,537
3,216,985	GNMA #726000	4.50	05/15/2040	3,355,090
3,551,053	GNMA #728627	4.50	01/15/2040	3,674,647
2,720,138	GNMA #737011	5.00	02/15/2040	2,912,859
1,368,157	GNMA #737421	4.50	09/15/2040	1,415,776
3,003,170	GNMA #737532	4.00	10/15/2040	3,014,461
4,982,909	GNMA #737794	4.00	12/15/2040	5,004,758
4,992,391	GNMA #737898	4.00	01/15/2041	5,014,281
3,122,254	GNMA #739142	4.50	06/15/2040	3,230,923
2,027,209	GNMA #745086	4.50	06/15/2040	2,109,168
3,995,094	GNMA #755144	4.50	11/15/2040	4,134,142
70,295	GNMA #782167	6.00	06/15/2037	77,526
1,790,946	GNMA #782273	5.50	02/15/2038	1,944,331
1,857,648	GNMA #782365	6.00	07/15/2038	2,048,244
754,714	GNMA #782379	6.00	08/15/2038	832,050
4,477,863	GNMA #782405	5.50	09/15/2038	4,859,968
330,192	GNMA #782407	5.50	09/15/2038	358,316
744,463	GNMA #782776	6.00	09/15/2038	820,768
4,875,410	GNMA #782789	5.50	10/15/2039	5,290,677
1,464,424	GNMA #782831	6.00	12/15/2039	1,614,637
3,742,892	GNMA #783024	5.00	07/15/2040	3,982,342

				190,188,487

Total Agency Securities (Cost $1,073,704,920)				1,094,837,625

US Treasury Securities: 20.21%

US Treasury Bonds: 3.35%
3,500,000	US Treasury Bond	3.50	02/15/2039	2,943,283
6,000,000	US Treasury Bond	3.88	08/15/2040	5,386,872
5,000,000	US Treasury Bond	4.25	05/15/2039	4,810,940
6,500,000	US Treasury Bond	4.25	11/15/2040	6,234,924
1,750,000	US Treasury Bond	4.38	02/15/2038	1,727,579
7,800,000	US Treasury Bond	4.38	11/15/2039	7,656,184
6,250,000	US Treasury Bond	4.38	05/15/2040	6,126,938
3,150,000	US Treasury Bond	4.50	02/15/2036	3,191,835
2,600,000	US Treasury Bond	4.50	05/15/2038	2,617,875
5,600,000	US Treasury Bond	4.50	08/15/2039	5,615,747
6,500,000	US Treasury Bond	4.63	02/15/2040	6,648,278
1,550,000	US Treasury Bond	4.75	02/15/2037	1,628,954
2,300,000	US Treasury Bond	5.00	05/15/2037	2,509,157
2,000,000	US Treasury Bond	5.25	11/15/2028	2,264,376
1,500,000	US Treasury Bond	5.25	02/15/2029	1,698,750
2,750,000	US Treasury Bond	5.38	02/15/2031	3,160,781
2,000,000	US Treasury Bond	5.50	08/15/2028	2,328,750
1,150,000	US Treasury Bond	6.00	02/15/2026	1,408,571
2,400,000	US Treasury Bond	6.13	11/15/2027	2,982,749
1,500,000	US Treasury Bond	6.13	08/15/2029	1,872,188

124 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
US Treasury Bonds (continued)
$1,500,000	US Treasury Bond	6.25%	08/15/2023	$1,871,954
2,250,000	US Treasury Bond	6.25	05/15/2030	2,851,524
2,400,000	US Treasury Bond	6.38	08/15/2027	3,057,000
1,500,000	US Treasury Bond	6.50	11/15/2026	1,928,672
950,000	US Treasury Bond	6.63	02/15/2027	1,237,375
1,500,000	US Treasury Bond	6.88	08/15/2025	1,985,625
3,000,000	US Treasury Bond	7.13	02/15/2023	3,999,375
2,500,000	US Treasury Bond	7.25	05/15/2016	3,126,368
1,000,000	US Treasury Bond	7.25	08/15/2022	1,342,812
2,000,000	US Treasury Bond	7.50	11/15/2016	2,548,750
2,000,000	US Treasury Bond	7.50	11/15/2024	2,775,938
500,000	US Treasury Bond	7.88	02/15/2021	692,266
4,100,000	US Treasury Bond	8.00	11/15/2021	5,754,735
1,350,000	US Treasury Bond	8.13	08/15/2019	1,862,684
1,700,000	US Treasury Bond	8.50	02/15/2020	2,412,008
2,500,000	US Treasury Bond«	8.75	05/15/2017	3,399,415
400,000	US Treasury Bond	8.75	08/15/2020	579,406
1,275,000	US Treasury Bond	8.88	08/15/2017	1,754,321
1,200,000	US Treasury Bond	8.88	02/15/2019	1,708,781
2,900,000	US Treasury Bond	9.13	05/15/2018	4,113,241
2,000,000	US Treasury Bond	11.25	02/15/2015	2,742,344
2,500,000	US Treasury Bond	4.75	02/15/2041	2,604,502

				127,163,827

US Treasury Notes: 16.86%
4,500,000	US Treasury Note	0.38	09/30/2012	4,491,738
5,000,000	US Treasury Note	0.38	10/31/2012	4,986,330
4,000,000	US Treasury Note	0.50	10/15/2013	3,950,000
4,500,000	US Treasury Note	0.50	11/15/2013	4,437,423
5,000,000	US Treasury Note«	1.25	10/31/2015	4,834,375
2,500,000	US Treasury Note	1.38	11/30/2015	2,425,780
2,500,000	US Treasury Note«	2.25	11/30/2017	2,422,265
10,000,000	US Treasury Note	0.38	08/31/2012	9,989,060
7,000,000	US Treasury Note	0.63	06/30/2012	7,022,960
5,000,000	US Treasury Note	0.63	07/31/2012	5,015,250
20,000,000	US Treasury Note	0.63	12/31/2012	20,001,560
9,000,000	US Treasury Note	0.75	05/31/2012	9,044,280
5,000,000	US Treasury Note	0.75	08/15/2013	4,982,810
4,000,000	US Treasury Note	0.75	09/15/2013	3,981,248
7,000,000	US Treasury Note	1.00	03/31/2012	7,051,380
5,500,000	US Treasury Note	1.00	04/30/2012	5,541,910
5,000,000	US Treasury Note	1.00	07/15/2013	5,016,800
6,500,000	US Treasury Note«	1.13	12/15/2012	6,559,670
3,500,000	US Treasury Note«	1.13	06/15/2013	3,524,325
4,500,000	US Treasury Note«	1.25	08/31/2015	4,371,327
9,000,000	US Treasury Note	1.25	09/30/2015	8,723,673
2,500,000	US Treasury Note	1.38	03/15/2012	2,527,345
1,500,000	US Treasury Note	1.38	04/15/2012	1,517,579
5,000,000	US Treasury Note	1.38	05/15/2012	5,061,525
5,000,000	US Treasury Note	1.38	09/15/2012	5,068,360
5,000,000	US Treasury Note	1.38	10/15/2012	5,068,555
10,000,000	US Treasury Note	1.38	11/15/2012	10,136,720
11,000,000	US Treasury Note	1.38	01/15/2013	11,151,250
3,500,000	US Treasury Note«	1.38	02/15/2013	3,547,989
5,000,000	US Treasury Note«	1.38	03/15/2013	5,067,600
5,000,000	US Treasury Note	1.38	05/15/2013	5,065,250

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 125
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
US Treasury Notes (continued)
$3,000,000	US Treasury Note	1.50%	07/15/2012	$3,045,936
9,000,000	US Treasury Note	1.50	12/31/2013	9,103,356
5,000,000	US Treasury Note	1.75	08/15/2012	5,095,510
3,000,000	US Treasury Note	1.75	04/15/2013	3,063,510
4,500,000	US Treasury Note«	1.75	01/31/2014	4,581,563
5,000,000	US Treasury Note	1.75	03/31/2014	5,082,810
4,750,000	US Treasury Note«	1.75	07/31/2015	4,727,010
5,000,000	US Treasury Note	1.88	06/15/2012	5,096,875
1,500,000	US Treasury Note	1.88	02/28/2014	1,531,524
4,400,000	US Treasury Note	1.88	04/30/2014	4,486,970
6,250,000	US Treasury Note	1.88	06/30/2015	6,263,675
4,000,000	US Treasury Note	1.88	08/31/2017	3,805,624
10,000,000	US Treasury Note	1.88	09/30/2017	9,491,410
3,800,000	US Treasury Note	2.00	11/30/2013	3,898,564
4,000,000	US Treasury Note«	2.00	01/31/2016	3,980,936
6,500,000	US Treasury Note	2.13	11/30/2014	6,637,618
3,500,000	US Treasury Note	2.13	05/31/2015	3,549,490
8,000,000	US Treasury Note«	2.13	12/31/2015	8,021,872
4,000,000	US Treasury Note	2.13	02/29/2016	3,997,357
3,500,000	US Treasury Note«	2.25	05/31/2014	3,606,915
5,000,000	US Treasury Note	2.25	01/31/2015	5,118,750
5,000,000	US Treasury Note«	2.38	08/31/2014	5,160,940
5,500,000	US Treasury Note	2.38	09/30/2014	5,675,313
5,000,000	US Treasury Note	2.38	10/31/2014	5,154,690
10,000,000	US Treasury Note«	2.38	02/28/2015	10,275,000
2,500,000	US Treasury Note	2.38	03/31/2016	2,524,220
3,500,000	US Treasury Note	2.38	07/31/2017	3,443,125
4,000,000	US Treasury Note	2.50	03/31/2015	4,127,800
5,000,000	US Treasury Note	2.50	04/30/2015	5,153,125
4,500,000	US Treasury Note	2.50	06/30/2017	4,469,063
3,500,000	US Treasury Note	2.63	06/30/2014	3,647,382
5,750,000	US Treasury Note	2.63	07/31/2014	5,991,230
8,000,000	US Treasury Note	2.63	12/31/2014	8,310,624
2,500,000	US Treasury Note	2.63	02/29/2016	2,558,398
2,500,000	US Treasury Note«	2.63	04/30/2016	2,551,368
4,000,000	US Treasury Note	2.63	01/31/2018	3,955,312
9,000,000	US Treasury Note«	2.63	08/15/2020	8,460,000
10,000,000	US Treasury Note	2.63	11/15/2020	9,356,250
5,000,000	US Treasury Note«	2.75	02/28/2013	5,206,640
8,375,000	US Treasury Note	2.75	10/31/2013	8,761,691
4,000,000	US Treasury Note	2.75	11/30/2016	4,068,752
4,000,000	US Treasury Note	2.75	05/31/2017	4,036,248
6,000,000	US Treasury Note	2.75	12/31/2017	5,991,096
4,000,000	US Treasury Note	2.75	02/28/2018	3,980,016
8,950,000	US Treasury Note«	2.75	02/15/2019	8,773,792
5,500,000	US Treasury Note	3.00	08/31/2016	5,690,784
4,000,000	US Treasury Note	3.00	09/30/2016	4,134,064
3,000,000	US Treasury Note	3.00	02/28/2017	3,082,734
5,550,000	US Treasury Note	3.13	04/30/2013	5,836,608
3,500,000	US Treasury Note	3.13	08/31/2013	3,694,688
3,300,000	US Treasury Note	3.13	09/30/2013	3,483,820
6,000,000	US Treasury Note	3.13	10/31/2016	6,232,500
5,000,000	US Treasury Note	3.13	01/31/2017	5,176,955
3,000,000	US Treasury Note	3.13	04/30/2017	3,096,564
8,000,000	US Treasury Note	3.13	05/15/2019	8,025,624

126 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
US Treasury Notes (continued)
$4,000,000	US Treasury Note	3.25%	05/31/2016	$4,202,188
1,000,000	US Treasury Note	3.25	06/30/2016	1,049,844
4,500,000	US Treasury Note	3.25	12/31/2016	4,693,712
5,000,000	US Treasury Note«	3.25	03/31/2017	5,203,125
3,500,000	US Treasury Note	3.38	06/30/2013	3,708,086
2,000,000	US Treasury Note	3.38	07/31/2013	2,122,344
8,000,000	US Treasury Note	3.38	11/15/2019	8,111,872
2,000,000	US Treasury Note	3.50	05/31/2013	2,122,656
5,000,000	US Treasury Note	3.50	02/15/2018	5,225,000
16,500,000	US Treasury Note«	3.50	05/15/2020	16,769,445
9,500,000	US Treasury Note«	3.63	08/15/2019	9,856,250
8,000,000	US Treasury Note	3.63	02/15/2020	8,238,752
7,000,000	US Treasury Note«	3.75	11/15/2018	7,387,737
3,500,000	US Treasury Note	3.88	10/31/2012	3,696,056
2,750,000	US Treasury Note	3.88	02/15/2013	2,924,562
3,000,000	US Treasury Note	3.88	05/15/2018	3,204,375
4,000,000	US Treasury Note	4.00	11/15/2012	4,234,844
3,000,000	US Treasury Note	4.00	02/15/2014	3,254,064
5,500,000	US Treasury Note	4.00	02/15/2015	6,006,600
2,525,000	US Treasury Note	4.00	08/15/2018	2,714,572
3,000,000	US Treasury Note	4.13	05/15/2015	3,291,093
2,000,000	US Treasury Note	4.25	09/30/2012	2,119,140
6,600,000	US Treasury Note	4.25	08/15/2013	7,142,441
2,500,000	US Treasury Note	4.25	11/15/2013	2,720,118
1,500,000	US Treasury Note	4.25	08/15/2014	1,648,008
4,370,000	US Treasury Note	4.25	11/15/2014	4,812,803
5,500,000	US Treasury Note«	4.25	08/15/2015	6,065,466
4,000,000	US Treasury Note	4.25	11/15/2017	4,378,752
2,550,000	US Treasury Note	4.38	08/15/2012	2,697,523
3,800,000	US Treasury Note	4.50	04/30/2012	3,983,912
3,000,000	US Treasury Note«	4.50	11/15/2015	3,341,484
2,500,000	US Treasury Note	4.50	02/15/2016	2,784,570
2,000,000	US Treasury Note	4.50	05/15/2017	2,223,906
1,000,000	US Treasury Note	4.63	07/31/2012	1,059,648
3,000,000	US Treasury Note	4.63	11/15/2016	3,363,048
2,000,000	US Treasury Note	4.63	02/15/2017	2,240,000
3,000,000	US Treasury Note	4.75	05/31/2012	3,164,649
2,000,000	US Treasury Note	4.75	05/15/2014	2,223,282
3,000,000	US Treasury Note	4.75	08/15/2017	3,379,686
2,500,000	US Treasury Note	4.88	08/15/2016	2,834,570
2,000,000	US Treasury Note	5.13	05/15/2016	2,290,312

				639,350,523

Total US Treasury Securities (Cost $761,813,152)				766,514,350

Short-Term Investments: 5.82%

Corporate Bonds and Notes: 0.10%
1,645,843	Gryphon Funding Limited(a)(v)(i)	0.00	08/05/2011	686,317
5,142,590	VFNC Corporation(a)(v)††(i)±	0.26	09/29/2011	3,034,128
				3,720,445

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 127
DIVERSIFIED FIXED INCOME PORTFOLIO

Shares	Security Name		Yield	Value
Investment companies: 5.72%
144,524,589	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)(o)		0.12%	$144,524,589
72,564,321	Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)		0.25	72,564,321

				217,088,910

Total Short-Term Investments (Cost $219,300,047)				220,809,355

Total Investments in Securities (Cost $3,873,019,557)*		104.83%		3,975,460,410
Other Assets and Liabilities, Net		(4.83)		(183,148,616)

Total Net Assets		100.00%		$3,792,311,794

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate. The total cost of affiliated investments is $233,989,221.

(u)	Rate shown is the 7-day annualized yield at period end.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security for which the designation as illiquid is unaudited.

«	All or a portion of this security is on loan.

±	Variable rate investments.

@	Foreign bond principal is denominated in local currency.

^	Zero coupon security. Rate represents yield to maturity.

%%	Securities issued on a when-issued (TBA) and/or delayed delivery basis.

(o)	Security pledged as collateral for when issued (TBA) and/or delayed delivery securities.

*	Cost for federal income tax purposes is $3,875,035,089 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$130,974,270
Gross unrealized depreciation	(30,548,949)

Net unrealized appreciation	$100,425,321
The following table shows the percent of total long-term investments by geographic location as of February 28, 2011:

United States	71.21%
Japan	11.99%
United Kingdom	3.35%
France	2.48%
Italy	2.43%
Germany	2.36%
Canada	1.54%
Spain	1.10%
Netherlands	0.93%
Other	2.61%

100%

The accompanying notes are an integral part of these financial statements.

128 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Common Stocks: 95.34%

Consumer Discretionary: 11.74%

Auto Components: 0.77%
123,000	Aapico Hitech Public Company Limited	$54,711
23,200	Aisin Seiki Company Limited	883,418
5,200	Akebono Brake Industry Company Limited	31,783
19,334	Bharat Forge Limited	130,766
68,155	BorgWarner Incorporated	5,289,510
1,032	Bosch Limited†	136,778
74,900	Bridgestone Corporation	1,532,701
4,725	Bridgestone Corporation ADR	194,198
41,000	Calsonic Kansei Corporation	203,484
242,283	Cheng Shin Rubber Industry Company Limited	486,244
11,163	Compagnie Generale Des Establissements Michelin Class B	908,858
4,264	Continental AG	360,402
100,004	Cooper Tire & Rubber Company«	2,346,094
227,737	Dana Holding Corporation†	4,299,675
60,900	Denso Corporation	2,274,305
3,600	Exedy Corporation	118,687
55,479	Exide Industries Limited†	167,607
3,300	FCC Company Limited	81,729
43,824	Fiat Industrial RSP†	612,006
6,100	Futaba Industrial Company Limited	42,205
75,720	Gentex Corporation«	2,292,802
91,717	GKN plc	312,960
8,860	Halla Climate Control Corporation†	134,428
10,640	Hankook Tire Company Limited	278,290
1,100	Hi-Lex Corporation	20,842
9,388	Hyundai Mobis†	2,172,298
1,200	Kanto Auto Works Limited	9,975
20,000	Kayaba Industry Company Limited	174,317
9,300	KEIHIN Corporation	205,429
53,906	Kenda Rubber Industrial Company Limited	59,438
17,000	Koito Manufacturing Company Limited	305,690
8,435	Kumho Industrial Company Limited†	88,446
29,408	Lear Corporation	3,111,366
4,204	Leoni AG	176,041
2,422	Linamar Corporation	52,401
12,900	Magna International Incorporated Class A	635,340
1,886	Mando Corporation	243,938
3,001	Martinrea International Incorporated†	27,645
44,000	Minth Group Limited	66,667
1,900	Musashi Seimitsu Industry Company Limited	50,098
66,771	Nan Kang Rubber Tire Company Limited	107,181
29,000	NGK Spark Plug Company Limited	432,492
21,000	NHK Spring Company Limited	245,413
4,700	Nifco Incorporated	126,571
4,000	Nippon Seiki Company Limited	53,297
6,000	Nissan Shatai Company Limited	50,682
3,200	Nissin Kogyo Company Limited	58,793
19,900	NOK Corporation	394,083
6,680	Nokian Renkaat Oyj	271,380
5,000	Pacific Industrial Company Limited	30,072
11,055	Pirelli & Company SpA	89,091
4,000	Press Kogyo Company Limited	19,608

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 129
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Auto Components (continued)
164	Rieter Holding AG	$66,723
4,000	Riken Corporation	19,754
14,000	Sanden Corporation	64,006
1,800	Showa Corporation	15,402
104,216	Somboon Advance Technology PCL†	80,101
17,400	Stanley Electric Company Limited	318,839
18,800	Sumitomo Rubber Industries	202,697
3,600	Tachi-S Company Limited	73,052
3,800	Takata Corporation	120,543
92,300	Tenneco Automotive Incorporated†	3,680,924
13,600	Thai Stanley Electric PCL	74,283
5,300	Tokai Rika Company Limited	102,754
6,500	Tokai Rubber Industries Incorporated	89,389
88,000	Tong Yang Industry Company Limtied	110,196
4,200	Topre Corporation	37,223
19,000	Toyo Tire & Rubber Company Limited	52,491
4,400	Toyota Auto Body Company Limited	82,562
8,900	Toyota Boshoku Corporation	147,853
7,400	Toyota Gosei Company Limited	173,319
25,300	Toyota Industries Corporation	872,147
57,931	TRW Automotive Holdings Corporation†	3,290,481
5,000	TS Tech Company Limited	105,739
46,800	UMW Holdings Berhad	111,841
3,500	Unipres Corporation	88,051
5,453	Valeo SA†	339,371
212,000	Xinyi Glass Holding Company Limited†	172,856
1,551,500	Yarnapund PCL	15,223
35,000	Yokohama Rubber Company Limited	183,118

		43,143,173

Automobiles: 1.05%
350,314	Toyota Motor Corporation	16,358,407
20,834	Bajaj Auto	584,148
21,068	Bayerische Motoren Werke AG	1,708,898
74,500	BYD Company Limited	293,676
67,150	China Motor Company Limited	55,983
24	Chongqing Changchun Automobile Class B†	21
28,000	Daihatsu Motor Company Limited	440,853
56,306	Daimler AG	3,966,557
376,000	Dongfeng Motor Group Company Limited	651,772
3,220	Fiat Industrial RSP†	30,215
43,824	Fiat SpA	406,694
3,220	Fiat SpA RSP	23,817
4,941	Fleetwood Corporation Limited	67,663
8,512	Ford Otomotiv Sanayi AS	72,142
87,000	Fuji Heavy Industries Limited	745,517
530,000	Geely Automobile Holdings Limited	227,298
3,188	Ghabbour Auto(a)(i)	21,904
265,454	Guangzhou Automobile Group Company Limited†	340,850
123,700	Harley-Davidson Incorporated	5,049,434
12,559	Hero Honda Motors Limited	406,527
215,800	Honda Motor Company Limited	9,351,641
25	Honda Motor Company Limited ADR	1,092
19,409	Hyundai Motor Company Limited	3,046,492
169,000	Isuzu Motors Limited	758,181
36,840	Kia Motors Corporation	1,865,081

130 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Automobiles (continued)
35,702	Mahindra & Mahindra Limited	$485,662
20,144	Mahindra & Mahindra Limited GDR	277,181
21,037	Maruti Suzuki India Limited	561,513
213,000	Mazda Motor Corporation	546,788
449,000	Mitsubishi Motors Corporation†	636,685
267,900	Nissan Motor Company Limited	2,734,509
28,320	Oriental Holdings Berhad	47,347
9,102	Peugeot SA	364,437
12,700	Proton Holdings Berhad	16,070
260,294	PT Astra International Incorporated	1,535,828
13,483	Renault SA	826,379
51,900	Suzuki Motor Corporation	1,225,095
87,300	Tan Chong Motor Holdings Berhad	141,660
55,876	Thor Industries Incorporated	1,857,318
12,763	Tofas Turk Otomobil Fabrikasi AS	61,630
2,854	Volkswagen AG	433,221
39,900	Yamaha Motor Company Limited	705,280
158,929	Yue Loong Motor	312,013
67,000	Zhongsheng Group Holdings Limited†	128,356

		59,371,835

Distributors: 0.22%
6,400	Canon Marketing Japan Incorporated	89,579
4,172	CFAO†	154,292
830	D’ieteren SA NV†	56,214
84,679	Genuine Parts Company	4,461,737
7,410	Hanwha Corporation (Korea)	290,892
36,119	Imperial Holding Limited†	583,040
20,586	Inchcape plc†	129,913
13,439	Jardine Cycle & Carriage Limited	355,894
4,380	LG International Corporation†	141,258
295,265	Li & Fung Limited	1,797,067
85,113	LKQ Corporation†	2,022,285
88,865	Pacific Brands Limited	80,073
79,700	Pool Corporation«	1,989,312
432	Uni-Select Incorporated	13,068
2,000	Yokohama Reito Company	14,351

		12,178,975

Diversified Consumer Services: 0.41%
79,050	Apollo Group Incorporated Class A†	3,577,803
10,600	Benesse Corporation	481,376
43,900	Coinstar Incorporated†«	1,873,652
37,772	DeVry Incorporated	2,049,131
5,295	Educomp Solutions Limited	54,716
166,011	H & R Block Incorporated	2,521,707
98,686	Hillenbrand Incorporated	2,146,421
10,912	InvoCare Limited†	83,325
20,332	ITT Educational Services Incorporated†«	1,542,182
47,947	Matthews International Corporation	1,781,231
18,757	Navitas Limited	83,074
165,531	Raffles Education Corporation Limited†	33,840
93,395	Regis Corporation«	1,637,214
403,643	Service Corporation International US«	4,399,709
7,430	Strayer Education Incorporated«	1,021,179

		23,286,560

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 131
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Food & Staples Retailing: 0.00%
16,692	Fu Ji Food & Catering Services Holdings Limited(a)†	$0

Hotels, Restaurants & Leisure: 1.65%
83,500	A-Max Holdings Limited†	1,501
7,625	Accor SA†	358,541
85	Accordia Golf Company Limited	71,175
41,200	Ajisen China Holdings Limited	62,847
70,903	Aristocrat Leisure Limited	228,842
5,082	Autogrill SpA	71,882
83,809	Bally Technologies Incorporated†	3,237,542
13,000	Banyan Tree Holdings Limited†	10,324
210,400	Berjaya Land Berhad†	79,318
78,950	Berjaya Sports Toto Berhad	106,112
50,691	Bob Evans Farms Incorporated	1,588,656
88,331	Boyd Gaming Corporation†«	944,258
165,490	Brinker International Incorporated«	3,912,184
1,453	BWIN Interactive Entertainment AG	49,726
34,000	Cafe de Coral Holdings Limited	74,915
10,002	Carnival plc	447,793
32,225	CEC Entertainment Incorporated	1,246,785
18,594	Chipotle Mexican Grill Incorporated†«	4,555,530
109,465	Compass Group plc	984,962
34,300	Cracker Barrel Old Country Store Incorporated«	1,709,512
64,616	Crown Limited	549,336
5,200	Doutor Nichires Holdings Company Limited	69,732
16,982	Egyptian For Tourism Resorts(a)†(i)	4,538
33,373	EIH Limited	59,793
26,791	Enterprise Inns plc	41,462
6,238	Flight Centre Limited	140,362
12,282	Formosa International Hotels Corporation	203,138
30,000	Fujita Kanko Incorporated	134,955
103,000	Galaxy Entertainment Group Limited†	132,784
56,447	Gaylord Entertainment Company†«	2,033,785
292,400	Genting Berhad	957,573
151,000	Genting Hong Kong Limited†	56,421
585,320	Genting International plc†	879,039
1,414	Great Canadian Gaming Corporation†	11,920
10,307	Greene King plc	77,629
1,200	H.I.S Company Limited	31,216
63,842	Hong Kong & Shanghai Hotels Limited	106,239
6,000	Hotel Properties Limited	11,228
56,774	Hyatt Hotels Corporation Class A†	2,597,411
1,450	Imperial Hotel Limited	42,008
66,498	Indian Hotels Company Limited	115,249
17,677	Intercontinental Hotels Group plc	393,117
154,930	International Game Technology	2,550,148
70,915	Interval Leisure Group Incorporated†	1,199,173
4,444	Intralot SA-Integrated Lottery Systems & Services	15,331
1,000	Jack in the Box Incorporated†«	22,000
52,200	Jollibee Foods Corporation	81,491
18,970	Kangwon Land Incorporated†	420,316
2,100	Kappa Create Company Limited	46,695
2,100	Kentucky Fried Chicken (Japan) Limited	52,651
21,600	KFC Holdings Malaysia Berhad	25,208
3,500	Kisoji Company Limited	77,996
74	Kuoni Reisen Holding AG	32,894

132 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Hotels, Restaurants & Leisure (continued)
50,754	Ladbrokers plc	$111,881
66,100	Las Vegas Sands Corporation†	3,082,904
65,905	Life Time Fitness Incorporated†«	2,527,457
2,636	Lottomatica SpA	37,285
47,900	Marriott International Incorporated Class A«	1,878,159
27,687	Marston’s plc	44,379
123,514	McDonald’s Corporation	9,347,540
6,600	McDonald’s Holdings Company (Japan) Limited	161,843
84,000	Melco International Development Limited	52,958
5,861	Millennium & Copthorne Hotels plc	54,929
95,700	Minor International PCL ADR	33,491
19,207	Mitchells & Butlers plc	101,634
4,500	MOS Food Services Incorporated	86,309
1,600	Ohsho Food Service Corporation	43,107
18,417	Opap SA	384,522
5,985	Orascom Hotels & Development(a)(i)	19,720
2,450	Orbis SA	31,263
157,563	Orient Express Hotels Limited Class A†«	1,988,445
7,000	Oriental Land Company Limited	699,957
14	Pacific Golf Group International	9,190
2,235	Paddy Power plc	90,984
46,049	Panera Bread Company†«	5,376,221
14,431	PartyGaming plc	40,937
33,690	Penn National Gaming Incorporated†«	1,205,091
31,726	PF Chang’s China Bistro Incorporated	1,473,355
103,304	Pinnacle Entertainment Incorporated†«	1,356,382
2,000	Plenus Company Limited	33,934
32,370	Punch Taverns plc	34,941
346,915	Resorts World Berhad	376,426
2,880	Resorttrust Incorporated	47,316
5,909	Restaurant Group plc	26,974
625,000	Rexcapital Financial Holdings Limited	70,621
1,200	Round One Corporation	7,848
1,300	Royal Holdings Company Limited	13,937
2,000	Saizeriya Company Limited	38,091
297,523	Sands China Limited†	706,751
110,400	Scientific Games Corporation Class A†«	989,184
236,166	Shangri-La Asia Limited	553,723
186,000	SJM Holdings Limited	273,698
103,198	Sky City Entertainment Group Limited	252,333
5,883	Sodexho Alliance SA	404,816
91,453	Sonic Corporation†«	812,103
300	St. Marc Holdings Company Limited	13,624
109,270	Starbucks Corporation	3,603,725
103,300	Starwood Hotels & Resorts Worldwide Incorporated«	6,311,630
91,307	Tabcorp Holdings Limited	707,457
168,268	Tattersall’s Limited	416,312
84,009	Thomas Cook Group plc	258,252
10,944	Tim Hortons Incorporated	482,007
11,000	Tokyo Dome Corporation	27,566
12,000	Tokyotokeiba Company Limited	17,896
1,458	Transat A.T. Incorporated Class A	25,737
6,630	TUI AG	86,889
24,735	TUI Travel plc	97,510
56,920	Vail Resorts Incorporated†«	2,777,696
3,900	Watami Food Service Company†	81,523

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 133
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Hotels, Restaurants & Leisure (continued)
166,508	Wendy’s Arby’s Group Incorporated	$792,578
2,154	Wetherspoon (J.D.) plc	15,407
12,401	Whitbread plc	359,245
38,049	William Hill plc	118,637
91,312	WMS Industries Incorporated†«	3,633,304
93,195	Wyndham Worldwide Corporation	2,915,140
138,000	Wynn Macau Limited	373,883
12,837	Wynn Resorts Limited	1,578,052
37	Yoshinoya D&C Company Limited	48,712
7,800	Zensho Company Limited	85,432

		92,626,096

Household Durables: 1.04%
3,700	Alpine Electronics Incorporated	53,687
30,036	Arcelik AS†	139,401
3,700	Arnest One Corporation	46,541
38,322	Barratt Developments plc	66,908
5,665	Bellway plc	61,979
11,306	Berkeley Group Holdings plc†	190,229
2,759	Bovis Homes Group plc	20,632
27,400	Casio Computer Company Limited	241,829
1,900	Chofu Seisakusho Company Limited	45,430
5,200	Cleanup Corporation	42,017
2,000	Corona Corporation	22,028
1,167	Dorel Industries Incorporated Class B	37,957
148,731	DR Horton Incorporated«	1,760,975
800	Ekornes ASA	21,071
14,855	Electrolux AB Class B	372,454
80,800	Fortune Brands Incorporated	4,998,288
2,400	Foster Electric Company Limited	64,426
6,000	France Bed Holdings Company Limited	8,361
2,100	Funai Electric Company Limited	68,079
60,500	Garmin Limited«	2,053,975
6,741	GUD Holdings Limited	63,280
170,000	Haier Electronics Group Company†	157,165
107,270	Harman International Industries Incorporated	5,217,613
150,000	Haseko Corporation	139,356
5,000	Hitachi Koki Company Limited	51,892
1	Husqvarna AB A Shares†	8
37,065	Husqvarna AB B Shares	298,458
10,914	Inventec Appliances Corporation	8,329
8,886	JM AB	218,166
3,500	JVC Kenwood Holdings Incorporated†	19,082
123,500	KB Home«	1,636,375
79,319	Leggett & Platt Incorporated«	1,829,096
80,200	Lennar Corporation Class A«	1,616,832
10,363	LG Electronics Incorporated	1,016,354
20,000	Matsunichi Communication Holdings Limited†	11,043
240,210	Matsushita Electric Industrial Company Limited	3,232,947
58,817	MDC Holdings Incorporated«	1,543,946
33,524	Mohawk Industries Incorporated†	1,948,080
154,219	Newell Rubbermaid Incorporated	2,982,595
429	Nexity SA	21,309
5,775	Nobia AB	50,833
3,234	NVR Incorporated†«	2,353,899

134 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Household Durables (continued)
12,000	Panahome Corporation	$83,613
14,169	Persimmon plc	108,351
27,300	Pioneer Corporation	146,503
174,500	Pulte Homes Incorporated	1,204,050
3,458	Redrow plc	7,606
5,300	Rinnai Corporation	324,589
63,159	Ryland Group Incorporated«	1,096,440
3,300	Sangetsu Company Limited	81,890
1,103	SEB SA	108,479
71,000	Sekisui Chemical Company Limited	558,071
67,000	Sekisui House Limited	692,073
127,000	Sharp Corporation	1,373,938
136,157	Skyworth Digital Technology Company Limited	86,016
115,294	Sony Corporation	4,218,262
88,031	Stanley Black & Decker Incorporated	6,675,391
123,724	Steinhoff International Holdings Limited†	439,987
15,100	Sumitomo Foresting	137,147
900	Takamatsu Corporation	12,938
937,000	Tatung Company Limited†	217,658
144,697	Taylor Woodrow plc	93,009
4,271	Technicolor†	32,298
7	Technicolor	6
89,000	Techtronic Industries Company	110,050
1,000	TOA Corporation	6,051
4,700	Tomtom NV†	41,392
96,720	Tupperware Brands Corporation	5,189,028
58,903	Turk Sise Ve Cam Fabrikalari AS	102,056
16,162	Videocon Industries Limited	67,715
534,000	Vodone Limited	168,675
514,000	Welling Holding Limited†	24,750
6,350	Woongjin Coway Company Limited†	183,716

		58,324,673

Internet & Catalog Retail: 0.48%
52,327	Amazon.com Incorporated†	9,067,746
2,300	Askul Corporation	46,391
7,672	ASOS plc†	234,723
3,000	Belluna Company Limited	22,077
4,115	CDON Group†	19,881
10,800	Dena Company Limited	416,527
62,866	Home Retail Group	225,347
65,087	HSN Incorporated†	2,114,026
299,884	Liberty Media Holding Corporation Interactive Series A†	4,816,137
3,324	N Brown Group plc	14,482
26,826	Netflix Incorporated†«	5,544,129
2,200	Nissen Company Limited	14,576
7,069	Priceline.com Incorporated†	3,208,478
824	Rakuten Incorporated	732,288
1,800	Senshukai Company Limited	11,574
12,500	Start Today Company Limited	207,353
9,113	Wotif.com Holdings Limited	48,340

		26,744,075

Leisure Equipment & Products: 0.32%
87,736	Altek Corporation	118,861
6,650	Amer Sports Oyj	88,188
4,400	Aruze Corporation	139,845

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 135
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Leisure Equipment & Products (continued)
14,239	Asia Optical Company Incorporated	$32,310
1,319	Beneteau SA†	27,193
102,991	Callaway Golf Company«	797,150
435,602	Eastman Kodak Company«	1,481,047
7	Fields Corporation	12,613
46,687	Giant Manufacturing Company Limited	174,996
66,721	Hasbro Incorporated	2,995,773
4,900	Heiwa Corporation	86,973
600	Mars Engineering Corporation	11,684
191,995	Mattel Incorporated	4,811,395
17,000	Mizuno Corporation	81,462
29,100	Namco Bandai Holdings Incorporated	343,274
2,800	Nidec Copal Electronics Corporation	41,997
47,500	Nikon Corporation	1,110,782
50,478	Polaris Industries Incorporated«	3,808,565
800	Roland Corporation†	9,418
6,500	Sankyo Company Limited	367,490
25,800	Sega Sammy Holdings Incorporated	585,668
11,300	Shimano Incorporated	560,821
600	Tamron Company Limited	12,791
8,100	Tomy Company Limited	70,301
23,800	Yamaha Corporation	305,192
14,000	Young Optics Incorporated	63,771

		18,139,560

Media: 2.06%
38,611	Aegis Group plc	89,507
5,097	Agora SA†	47,767
8,316	Amalgamated Holdings	52,749
1,425	Antena 3 de Television SA†	13,824
37,500	APN News & Media Limited	66,816
1,753	Arnoldo Mondadori Editore SpA†	6,173
3,400	Asatsu-DK Incorporated†	97,089
2,449	Astral Media Incorporated	98,686
57,954	Austar United Communications Limited†	67,857
4,600	Avex Group Holdings Incorporated	67,759
1,377	Axel Springer AG	224,413
121,700	BEC World PCL	133,343
73,004	British Sky Broadcasting plc	934,003
149,719	Cablevision Systems Corporation	5,517,145
332,019	CBS Corporation Class B	7,921,973
11,040	Cheil Worldwide Incorporated†	135,883
8,140	Cineplex Incorporated	201,416
1	Citadel Broadcasting Corporation(a)†	0
1,258	Cogeco Cable Incorporated	55,264
3,691	Corus Entertainment Incorporated Class B	83,428
48	CyberAgent Incorporated	153,321
6,541	Cyfrowy Polsat SA	35,781
4,900	Daiichikosho Company Limited	95,239
14,021	Daily Mail & General Trust plc	128,098
23,500	Dentsu Incorporated	745,749
127,211	DIRECTV†	5,847,890
77,802	Discovery Communications Incorporated Class A†«	3,354,044
84,531	Discovery Communications Incorporated Class C†	3,218,095
97,896	Dreamworks Animation SKG Incorporated Class A†«	2,703,888

136 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Media (continued)
5,208	Eniro AB	$18,995
3,000	eSun Holdings Limited†	655
4,971	Eutelsat Communications	198,349
239,880	Fairfax Media Limited	318,725
61	Fuji Television Network Incorporated	102,829
126,418	Gannett Company Incorporated	2,087,161
9,624	Gestevision Telecinco SA†	120,774
353	GFK SE	17,495
9,321	Groupe Aeroplan Incorporated	122,898
379,802	Grupo Televisa SA	1,798,509
2,960	Hakuhodo DY Holdings Incorporated	187,431
14,292	Havas SA†	80,664
1,224	Hot Telecommunication System Limited†	19,301
42,987	Informa plc	303,776
253,683	Interpublic Group of Companies Incorporated	3,348,616
1,280	Ipsos	60,833
189,797	ITV plc	269,050
5,375	JC Decaux SA	173,526
76,949	John Wiley & Sons Incorporated«	3,678,932
218	Jupiter Telecommunications Company Limited	234,509
4,853	Kabel Deutschland Holding AG†	264,393
3,300	Kadokawa Group Holdings Incorporated	85,884
8,823	Lagardere SCA	397,036
88,638	Lamar Advertising Company†«	3,436,495
68,048	Liberty Global Incorporated Series A†«	2,864,821
69,751	Liberty Global Incorporated Series C†«	2,782,367
41,621	Liberty Media Holding Corporation Capital Series A†	3,020,020
30,115	Liberty Media Starz Series A†	2,114,073
237,955	Live Nation Incorporated†	2,529,462
2,718	M6 Metropole Television	68,713
97,620	Madison Square Garden Incorporated Class A†	2,788,027
35,900	McGraw-Hill Companies Incorporated	1,388,612
43,712	Mediaset SpA	281,093
4,115	Modern Times Group B Shares	275,217
14,804	Morningstar Incorporated	868,699
39,824	Naspers Limited	2,287,628
153,968	New York Times Company Class A«	1,601,267
214,204	News Corporation Class A	3,720,723
50,518	News Corporation Class B	929,531
500	Nippon Television Network Corporation	82,391
34,300	Omnicom Group Incorporated	1,745,870
5,117	PagesJaunes SA†	49,902
47,100	Pearson plc	803,965
17,170	Premiere AG†	70,750
7,553	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA†	39,606
7,519	Publicis Groupe	428,885
41,433	Publishing & Broadcasting Limited	126,977
2,241	Quebecor Incorporated	81,308
13,884	REA Group Limited†	165,250
42,557	Reed Elsevier NV	561,543
72,594	Reed Elsevier plc	648,478
127,993	Regal Entertainment Group Class A«	1,912,215
6,926	Rightmove plc	100,264
1,962	RTL Group	199,350
4,610	SanomaWSOY Oyj	101,340
3,560	Schibsted ASA	108,703

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 137
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Media (continued)
53,964	Scripps Networks Interactive Incorporated	$2,802,890
259	Seat Pagine Gialle SpA	29
17,382	SES FDR	447,464
21,200	Shaw Communications Incorporated Class B	451,472
12,000	Shochiku Company Limited	91,388
182,000	Singapore Press Holdings Limited†	555,245
17,723	SKY Network Television Limited†	71,736
468	Sky Perfect JSAT Holdings Incorporated	184,500
5,679	Societe Television Francaise 1	110,341
33,600	Star Publications Limited	38,551
10,107	Sun TV Network Limited	90,598
28,000	Television Broadcasts Limited	155,316
3,543	Telus Corporation(a)†	175,591
63,863	Ten Network Holdings Limited	85,504
21,352	Thomson Corporation	842,168
40,924	Time Warner Cable Incorporated	2,953,894
130,579	Time Warner Incorporated	4,988,118
5,000	Toei Company Limited	26,465
18,300	Toho Company Limited Tokyo	296,853
2,200	Tokyo Broadcasting System Incorporated	31,707
11,855	Torstar Corporation	175,345
9	TV Asahi Corporation	16,107
16,466	TVN SA†	99,316
11,367	United Business Media Limited	131,661
64,463	Viacom Incorporated Class B	2,878,918
80,227	Vivendi SA	2,287,253
79,667	Vodacom Group Proprietary Limited†	857,028
206,108	Walt Disney Company	9,015,164
17,776	West Australian Newspapers Holding Limited	101,352
16,030	Wolters Kluwer NV†	378,705
73,114	WPP plc	1,006,130
98,003	Yell Group plc†	11,264
45,019	Yellow Media Incorporated	258,099
69,306	Zee Entertainment Enterprises Limited	181,820
5,000	Zenrin Company Limited	59,776

		116,028,854

Multiline Retail: 0.75%
9,700	Aeon Company M Berhad	19,270
118,037	Big Lots Incorporated†	4,843,058
4,500	Canadian Tire Corporation Limited	286,058
70,457	David Jones Limited	330,702
63,852	Debenhams plc†	65,135
78,109	Dillard’s Incorporated«	3,307,135
72,638	Dollar Tree Incorporated†	3,655,144
2,958	Dollarama Incorporated†	88,629
9,000	Don Quijote Company Limited	313,441
101,749	Far Eastern Department Stores Company Limited	153,066
16,380	Foschini Limited†	184,773
1,100	Fuji Company Limited	22,644
51,000	Golden Eagle Retail Group Limited	115,516
9,000	HZO Retailing Corporation	68,101
77,749	Harvey Norman Holdings Limited	240,647
1,916	Hyundai Department Store Company Limited†	205,501

138 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Multiline Retail (continued)
102,000	Intime Department Store Group Company Limited	$139,091
45,000	Isetan Mitsukoshi Holdings Limited	542,937
7,200	Izumi Company Limited	105,529
73,800	J Front Retailing Company Limited	384,314
110,200	JCPenney Company Incorporated	3,852,592
41,991	Kohl’s Corporation	2,262,895
60,500	Lifestyle International Holdings Limited	149,929
1,568	Lotte Shopping Company Limited†	544,459
223,018	Macy’s Incorporated	5,330,130
89,125	Marks & Spencer Group plc	501,885
27,200	Marui Company Limited	243,389
4,900	Matsuya Company Limited	38,335
136,000	Metro Holdings Limited	85,548
67,222	Myer Holdings Limited†	224,490
150,000	New World Department Store China Limited	102,273
10,004	Next plc	321,357
10,098	Pantaloon Retail India Limited†	58,415
3,200	Parco Company Limited	31,842
56,800	Parkson Holdings Berhad	98,313
171,000	Parkson Retail Group Limited	241,965
556,000	PCD Stores Limited†	152,779
4,364	Pinault-Printempts-Redoute SA	662,431
188,400	Robinson Department Store PCL	133,713
2,500	Ryohin Keikaku Company Limited	118,880
144,347	S.A.C.I. Falabella	1,401,153
189,092	Saks Incorporated†«	2,316,377
655	Sears Canada Incorporated	13,349
28,001	Sears Holdings Corporation†«	2,332,763
1,375	Stockmann Oyj ABP	44,229
36,000	Takashimaya Company Limited	294,848
100,100	Target Corporation	5,260,255
2,400	The Daiei Incorporated†	9,740
10,254	Warehouse Group Limited	26,538
83,120	Woolworths Holdings Limited	318,751

		42,244,314

Specialty Retail: 1.86%
2,900	ABC-Mart Incorporated†	115,390
49,296	Advance Auto Parts Incorporated	3,089,873
146,905	Aeropostale Incorporated†	3,810,716
700	Alpen Company Limited	14,213
105,502	American Eagle Outfitters Incorporated	1,619,456
3,300	AOKI Holdings Incorporated	58,775
7,000	Aoyama Trading Company Limited	121,765
108,606	Ascena Retail Group Incorporated†«	3,392,851
3,600	Autobacs Seven Company Limited	145,884
24,379	AutoNation Incorporated†«	820,110
4,100	AutoZone Incorporated†	1,057,595
69,097	Barnes & Noble Incorporated	925,209
39,200	Bed Bath & Beyond Incorporated†	1,887,480
484,000	Belle International Holdings Limited	840,226
8,000	Best Denki Company Limited	23,764
2,534	Carpetright plc	29,454
47,837	Cato Corporation	1,160,047
290,695	Chico’s FAS Incorporated«	3,994,149

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 139
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Specialty Retail (continued)
44,598	Children’s Place Retail Stores Incorporated†«	$2,038,129
2,000	Chiyoda Company Limited	28,238
24,000	Chow Sang Sang Holdings International Limited	49,245
15,200	Culture Convenience Club Company Limited	110,927
13,300	DCM Japan Holdings Company Limited	81,128
1,187	Delek Automotive Systems Limited	15,492
140,107	Dick’s Sporting Goods Incorporated†	5,203,574
36,000	Dickson Concepts International Limited	27,643
1,280	Douglas Holding AG	69,700
172,361	DSG International plc	54,302
1,025	Dufry Group REG	115,838
9,700	Edion Corporation	100,314
126,291	Esprit Holdings Limited	619,455
8,600	Fast Retailing Company Limited	1,341,434
331	Fielmann AG	29,557
89,135	Foot Locker Incorporated	1,771,112
1,820	Fourlis Holdings SA	14,843
9,019	Game Group plc	8,944
80,200	Gamestop Corporation Class A†«	1,599,990
47,000	Gap Incorporated	1,058,910
22	GEO Company Limited	29,125
338,000	Giordano International Limited	172,732
1,158,000	GOME Electrical Appliances Holding Limited	391,055
4,139	Grupo Elektra SA de CV†	173,033
36,323	Guess? Incorporated«	1,645,069
560	Gulliver International Company Limited	24,849
10,381	Halfords Group	65,394
360,000	Hengdeli Holdings Limited	195,994
63,402	Hennes & Mauritz AB Class B	2,072,157
2,700	Hikari Tsushin Incorporated	65,846
6,422	HMV Group plc	2,166
190,230	Home Depot Incorporated	7,127,918
49,000	Hotai Motor Company Limited	142,814
12,347	Industria de Diseno Textil SA	893,826
172,900	IT City Public Company Limited	46,936
94,142	J.Crew Group Incorporated†	4,059,403
10,762	JB Hi-Fi Limited	214,325
5,000	Joshin Denki Company Limited†	52,014
3,484	Jumbo SA	27,164
5,600	K’s Holdings Corporation†	188,663
2,000	Keiyo Company Limited	10,513
21,336	Kesa Electricals plc	44,431
165,801	Kingfisher plc	685,695
2,600	Komeri Company Limited	65,314
146,100	Limited Brands	4,678,122
160,100	Lowe’s Companies Incorporated	4,189,817
26,000	Luk Fook Holdings International Limited†	74,949
85,242	Men’s Wearhouse Incorporated«	2,275,961
1,400	Nafco Company Limited	24,918
11,076	Carphone Warehouse Group plc†	73,283
8,400	Nishimatsuya Chain Company Limited	76,499
5,150	Nitori Company Limited	455,791
81,606	O’Reilly Automotive Incorporated†	4,535,661
464,500	Office Depot Incorporated†«	2,466,495
135,466	OfficeMax Incorporated†«	1,861,303
3,500	Paris Miki Incorporated	34,870

140 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Specialty Retail (continued)
1,450	Point Incorporated	$69,482
3,061	Praktiker Bau Und Heimwerkermaerkte AG	37,129
6,871	Premier Investments Limited	41,974
68,908	Radioshack Corporation«	1,019,838
2,386	Reitman’s Canada Limited Class A	43,813
107,982	Rent-A-Center Incorporated	3,569,885
1,000	Right On Company Limited	5,843
6,259	RONA Incorporated	95,346
71,849	Ross Stores Incorporated	5,176,002
112,000	Sa Sa International Holdings Limited	56,662
151,640	Sally Beauty Holdings Incorporated†	1,966,771
6,800	Sanrio Company Limited	224,270
4,800	Shimachu Company Limited	110,194
3,300	Shimanura Company Limited	318,685
1,261	Signet Jewelers Limited	56,271
4,554	Super Cheap Auto Group Limited†	31,529
58,500	TJX Companies Incorporated†	2,917,395
111,675	Tractor Supply Company	5,814,917
47,439	Truworths International Limited	434,429
1,900	United Arrows Limited	32,725
73,713	Urban Outfitters Incorporated†	2,829,105
3,030	USS Company Limited	244,830
55	Valora Holding AG	19,831
7,923	WH Smith Public Limited Corporation	59,248
49,519	Williams-Sonoma Incorporated«	1,787,141
1,800	Xebio Company Limited	41,191
10,860	Yamada Denki Company Limited	827,062

		104,421,405

Textiles, Apparel & Luxury Goods: 1.13%
12,185	Adidas-Salomon AG	781,883
95,000	ANTA Sports Products Limited	151,990
19,000	ASICS Corporation	254,092
8,000	Atsugi Company Limited	10,953
1,225	Benetton Group SpA	7,999
21,538	Billabong International Limited	185,519
500,000	Bosideng International Holdings Limited	132,897
7,742	Bulgari SpA	82,050
25,206	Burberry Group plc	491,303
93,616	Carter’s Incorporated†«	2,683,035
272,000	China Dongxiang Group Company	103,030
37,000	China Hongxing Sports Limited(a)	3,325
3,350	Christian Dior SA	482,855
44,986	Coach Incorporated	2,470,631
33,991	Compagnie Financiere Richemont SA	1,944,486
1,200	Daidoh Limited†	11,647
12,000	Daiwabo Company Limited	29,191
59,698	Deckers Outdoor Corporation†«	5,266,558
3,000	Descente Limited	15,366
20,000	Fibrechem Technologies Limited(a)†	0
111,000	Formosa Taffeta Company Limited	102,615
27,949	Fossil Incorporated†	2,144,806
950	Geox SpA	5,139
10,931	Gildan Activewear Incorporated	349,909
19,000	Gunze Limited	81,523

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 141
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Textiles, Apparel & Luxury Goods (continued)
153,358	Hanesbrands Incorporated†	$3,973,506
1,629	Hermes International†	354,612
115,000	Iconix Brand Group Incorporated†	2,541,500
184,333	Indorama Ventures PCL†	251,706
15,488	Jaybharat Textiles & Real Estate Limited	30,966
144,600	Jones Group Incorporated«	1,923,180
19,000	Kurabo Industries Limited	37,858
79,500	Li Ning Company Limited	149,037
126	LPP SA	91,373
10,398	Luxottica Group SpA	322,990
16,563	LVMH Moet Hennessy Louis Vuitton SA	2,611,311
750	Ng2 SA	15,663
43,400	Nike Incorporated Class B	3,863,902
17,000	Nisshinbo Industries Incorporated	185,783
14,000	Onward Kashiyama Company Limited	125,616
198,000	Peak Sport Products Limited	123,051
37,358	Phillips-Van Heusen Corporation	2,241,854
38,447	Polo Ralph Lauren Corporation	4,871,619
33,000	Ports Design Limited	78,644
390,600	Pou Chen Corporation	340,743
88,000	Prime Success International Group Limited	68,475
229	Puma AG Rudolf Dassler Sport	68,100
81,618	Ruentex Industries Limited	200,842
5,000	Sanyo Shokai Limited	18,642
12,000	Seiko Holdings Corporation Class C	47,088
20,900	Seiren Company Limited	156,613
38,000	Shenzhou International Group Holdings Limited	44,060
19,500	Stella International	39,911
1,778	Swatch Group AG Bearer Shares	756,860
4,179	Swatch Group AG	324,748
332,520	Tainan Spinning Company Limited	196,738
64,000	Texwinca Holdings Limited	64,674
13,000	The Japan Wool Textile Company Limited	114,895
68,087	Timberland Company†	2,515,134
2,574	Titan Industries Limited	189,239
207	Tod’s SpA	21,152
11,000	Tokyo Style Company Limited	82,159
81,000	Toyobo Company Limited	133,672
202,000	Trinity Limited	180,524
54,798	Under Armour Incorporated†«	3,629,272
168,000	Unitika Limited	160,186
51,129	VF Corporation«	4,891,511
14,000	Wacoal Corporation	189,622
69,218	Warnaco Group Incorporated†«	4,063,789
77,240	Wolverine World Wide Incorporated«	2,839,342
154,500	Xtep International Holdings Limited†	92,248
98,500	Yue Yuen Industrial Holdings Limited	309,868

		63,327,080

Consumer Staples: 6.19%

Beverages: 1.30%
23,881	Anadolu Efes Biracilik Ve Malt Sanayii AS	322,646
6,960	Anheuser-Busch InBev NV†	38
57,300	Asahi Breweries Limited	1,103,903

142 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Beverages (continued)
10,808	Britvic plc	$64,043
11,385	Brown-Forman Corporation Class A	786,020
55,914	Brown-Forman Corporation Class B	3,866,453
16,506	C&C Group plc	80,518
6,000	Carlsberg AS	638,534
9,100	Carlsberg Brewery Malaysia Berhad	20,405
100,459	Central European Distribution Corporation†«	2,295,488
11,518	Cia Cervecerias Unidas SA	123,446
33,055	Cia de Bebidas DAS Americas	744,026
58,546	Coca-Cola Amatil Limited	706,362
1,000	Coca-Cola Central Japan Company Limited	13,642
247,033	Coca-Cola Company	15,790,349
35,000	Coca-Cola Enterprises Incorporated	920,500
9,885	Coca-Cola Hellenic Bottling Company SA	269,269
8,224	Coca-Cola Icecek Uretim AS	91,049
9,000	Coca-Cola West Japan Company Limited	165,687
99,483	Constellation Brands Incorporated Class A†	2,021,495
4,300	Cott Corporation†	35,850
14,156	David Campari-Milano SpA	90,836
159,479	Diageo plc	3,116,267
126,925	Dr Pepper Snapple Group Incorporated	4,576,916
318,700	Fomento Economico Mexicano Sab de CV	1,791,725
233,460	Foster’s Group Limited	1,359,628
5,500	Fraser & Neave Holdings	27,766
8,900	Guinness Anchor Berhad	27,688
42,893	Hansen Natural Corporation†	2,468,492
5,823	Heineken Holding NV	267,420
14,265	Heineken NV	735,431
418	Hite Brewery Company Limited	37,571
47,762	InBev NA	2,663,719
5,200	ITO EN Limited	92,107
116,000	Kirin Brewery Company Limited	1,653,395
93	Lotte Chilsung Beverage Company Limited	75,725
1,300	Mikuni Coca-Cola Bottling Company Limited	11,648
84,672	Molson Coors Brewing Company	3,872,051
239,663	PepsiCo Incorporated	15,199,427
11,794	Pernod-Ricard SA	1,087,341
1,106	Remy Cointreau SA	74,289
62,805	SABMiller plc†	2,115,999
116,200	San Miguel Corporation	466,506
53,000	Sapporo Holdings Limited	239,716
20,000	Takara Holdings Incorporated†	119,308
1,069,000	Thai Beverage Public Company Limited	243,757
36,000	Tsingtao Brewery Company Limited	165,254
12,258	United Spirits Limited	299,809
1,000	Yomeishu Seizo Company Limited	10,012

		72,949,526

Food & Staples Retailing: 1.18%
94,300	Aeon Company Limited	1,187,324
11,643	Alimentation Couche Tard Incorporated	307,868
413,000	Alliance Global Group Incorporated	108,011
3,800	ARCS Company Limited†	60,620
450	Axfood AB†	17,286
19,310	Berjaya Corporation Berhad†	2,532
68,000	Big C Supercenter PCL	173,475

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 143
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Food & Staples Retailing (continued)
10,617	Bim Birlesik Magazalar AS	$334,033
277,000	C.P. Seven Eleven PCL	353,328
40,032	Carrefour SA	1,965,516
55,510	Casey’s General Stores Incorporated	2,279,796
4,446	Casino Guichard Perrachon SA	435,481
2,100	Cawachi Limited	45,052
201,766	Cencosud SA	1,373,798
142,000	China Resources Enterprise Limited	517,822
2,900	Circle K Sunkus Company Limited	48,850
4,210	Colruyt SA	211,614
64,627	Costco Wholesale Corporation«	4,833,453
42,300	Dairy Farm International Holdings Limited	336,285
7,511	Delhaize Group	580,947
1,972	Empire Company Limited	106,075
9,166	Eurocash SA	100,344
8,800	FamilyMart Company Limited	332,400
2,800	George Weston Limited	196,235
109	Guyenne et Gascogne SA	14,047
4,400	Heiwado Company Limited	56,099
2,000	Inageya Company Limited	21,735
5,000	Izumiya Company Limited	23,348
93,963	J Sainsbury plc	580,453
10,195	Jeronimo Martins	163,477
10,000	Kasumi Company Limited	55,742
3,500	Kato Sangyo Company Limited†	61,482
1,500	Kesko Oyj A Shares	65,513
3,200	Kesko Oyj B Shares	137,818
69,419	Koninklijke Ahold NV	931,891
6,900	Lawson Incorporated	339,496
4,000	Life Corporation	63,468
5,600	Loblaw Companies Limited	227,850
31,365	Massmart Holdings Limited	648,698
3,300	Matsumotokiyoshi Holdings Company Limited	73,903
81,036	Metcash Limited	334,977
7,360	Metro AG	538,291
6,079	Metro Incorporated	275,309
500	Ministop Company Limited	8,643
171,905	Olam International Limited	375,763
21,770	Pick’n Pay Stores Limited	145,206
84,032	President Chain Store Corporation†	348,874
306	Rallye SA†	13,521
1,055,880	Rite Aid Corporation†«	1,383,203
3,100	Ryoshoku Limited	70,219
44,316	Safeway Incorporated	966,975
94,880	Seven & I Holdings Company Limited	2,640,936
4,082	Shinsegae Company Limited	902,369
12,400	Shoppers Drug Mart Corporation	525,840
42,173	Shoprite Holdings Limited	583,911
12,000	Siam Makro plc	54,751
1,429	Sligro Food Group NV†	47,524
5,300	Sugi Pharmacy Company Limited	127,179
3,800	Sundrug Company Limited	113,529
1,882	Super-Sol Limited	10,945
106,915	SUPERVALU Incorporated«	922,676
68,448	Sysco Corporation«	1,902,170
508,940	Tesco plc	3,344,180

144 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Food & Staples Retailing (continued)
5,911	The Jean Coutu Group PJC Incorporated	$61,997
2,000	The Maruetsu Incorporated	8,044
2,000	Tsuruha Holdings Incorporated	98,283
66,479	United Natural Foods Incorporated†«	2,822,034
19,700	UNY Company Limited	195,302
2,100	Valor Company Limited	21,512
852,410	Wal-Mart de Mexico SAB de CV	2,442,601
234,543	Wal-Mart Stores Incorporated	12,191,545
115,685	Wesfarmers Limited	3,885,715
80,721	Whole Foods Market Incorporated	4,727,022
172,331	William Morrison Supermarkets plc	775,454
142,111	Woolworths Limited	3,889,274
1,000	Yaoko Company Limited	30,756

		66,159,695

Food Products: 1.86%
81,000	Ajinomoto Company Incorporated	929,760
31,963	Alicorp SA	65,908
68,200	Archer-Daniels-Midland Company	2,535,676
900	Ariake Japan Company Limited	15,777
4,530	Aryzta AG	211,605
85,000	Asia Food & Properties Limited†	22,724
31,900	Asiatic Development Berhad	82,822
22,261	Associated British Foods plc	349,763
45,000	Astra Agro Lestari TBK PT	111,461
5,345	Australian Agricultural Company Limited	8,952
66	Barry Callebaut AG	54,236
98,600	BRF Brasil Foods SA	1,712,670
76,990	Bunge Limited«	5,556,368
22,600	Campbell Soup Company«	760,716
277,776	Chaoda Modern Agriculture Limited	177,979
298,500	Charoen Pokhand Foods plc†	232,357
198,000	China Agri-Industries Holdings Limited	201,102
18,000	China Fishery Group Limited†	27,033
48,000	China Green Holdings Limited	37,473
21,500	China Huiyuan Juice Group	13,086
161,000	China Mengniu Dairy Company	426,894
148,000	China Yurun Food Group Limited	468,439
79,526	Chiquita Brands International Incorporated†«	1,367,052
1,434	CJ Cheiljedang Corporation	252,581
51,914	ConAgra Foods Incorporated	1,202,328
116,055	Corn Products International Incorporated	5,665,805
3,198	CSM NV	113,659
6,886	Dairy Crest Group plc	40,534
2,500	Danisco AS	306,311
142,459	Darling International Incorporated†	1,978,756
303,700	Dean Foods Company†	3,207,072
108,404	Del Monte Foods Company	2,052,088
1,200	Dydo Drinco Incorporated	50,315
250	East Asiatic Company Limited AS	7,426
3,868	Ebro Puleva SA	84,789
11,000	Ezaki Glico Company Limited	128,146
66,950	Fresh del Monte Produce Incorporated«	1,913,431
6,700	Fuji Oil Company Limited	95,416
1,000	Fujicco Company Limited	12,591
36,531	Futuris Corporation Limited	19,155

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 145
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Food Products (continued)
5,201	GlaxoSmithKline Consumer Healthcare Limited	$240,109
179,200	Global Bio-Chem Technology Group Company Limited	25,541
782,045	Golden Agri-Resources Limited	399,693
181,800	Goodman Fielder Limited	230,449
20,986	Grain Corporation Limited	157,474
70,492	Green Mountain Coffee Roasters Incorporated†«	2,874,664
1,680	Greggs plc	13,246
39,523	Danone SA	2,477,741
90,800	Grupo Bimbo Sab de CV	705,243
37,800	H.J. Heinz Company	1,898,316
74,033	Hain Celestial Group Incorporated†«	2,207,664
2,600	Hokuto Corporation	60,133
9,700	House Foods Corporation	163,396
39,000	Indofood Agri Resources Limited†	69,917
533,424	Indofood Sukses Makmur TBK PT	287,226
377,646	IOI Corporation Berhad	679,651
19,000	Itoham Foods Incorporated	72,465
5,000	J-Oil Mills Incorporated	15,647
70,423	JBS SA	264,118
63,484	JM Smucker Company	4,370,239
8,400	Kagome Company Limited	156,900
4,604	Kernel Holding SA†	133,068
7,676	Kerry Group plc	278,583
21,200	Khon Kaen Sugar Industry PCL	8,806
33,000	Kikkoman Corporation	361,445
186,264	Kraft Foods Incorporated Class A	5,930,646
66,800	Kuala Lumpur Kepong Berhad	442,341
67,600	Kulim (Malaysia) Berhad	76,675
32,869	Lancaster Colony Corporation«	1,897,199
41	Lindt & Spruengli AG Participation Certificate	113,940
7	Lindt & Spruengli AG	219,169
117	Lotte Confectionery Company Limited	144,093
14,491	Maple Leaf Foods Incorporated	175,554
116,200	Marine Harvest†	136,426
5,000	Marudai Food Company Limited	16,564
43,000	Maruha Nichiro Holdings Incorporated	80,423
57,706	McCormick & Company Incorporated	2,749,691
31,220	Mead Johnson & Company	1,868,517
4,600	Megmilk Snow Brand Company Limited†	82,210
8,200	Meiji Holdings Company Limited	385,417
600	Meito Sangyo Company Limited	8,317
4,000	Mitsui Sugar Company Limited	16,723
36,000	Morinaga & Company Limited	88,014
21,000	Morinaga Milk Industry Company Limited	88,308
2,000	Nakamuraya Company Limited	9,853
5,741	Nestle India Limited	450,085
4,000	Nestle Malaysia Berhad	59,007
204,427	Nestle SA	11,573,415
15	Nestle SA ADR	849
29,000	Nichirei Corporation	136,129
6,000	Nippon Beet Sugar Manufacturing Company Limited	15,256
17,000	Nippon Flour Mills Company Limited	84,579
26,000	Nippon Meat Packers Incorporated	363,596
27,000	Nippon Suisan Kaisha Limited	91,755
25,500	Nisshin Seifun Group Incorporated	334,784
10,400	Nissin Food Products Company Limited	373,004

146 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Food Products (continued)
901	Nong Shim Company Limited†	$165,279
24,790	Northern Foods plc	29,721
1,509	Nutreco Holding NV	111,614
533	Orion Corporation†	178,587
3,453	Osem Investment Limited	55,774
113,485	Parmalat SpA	347,660
21,000	Peoples Food Holdings Limited	12,797
60,600	PPB Group Berhad	327,782
96,960	Premier Foods plc	42,984
12,700	QP Corporation†	161,302
11,389	Ridley Corporation Limited	14,727
600	Riken Vitamin Company Limited	16,767
2,900	Sakata Seed Corporation	43,887
10,004	Saputo Incorporated	423,822
326,400	Sara Lee Corporation†	5,587,968
12,000	Showa Sangyo Company Limited	36,819
50,603	Shree Renuka Sugars Limited†	79,429
84,876	Smithfield Foods Incorporated†	1,964,879
1,291	Strauss Group Limited	18,844
3,072	Suedzucker AG	84,360
16,000	Synear Food Holdings Limited†	2,202
52,710	Tata Tea Limited	103,929
25,445	Tate & Lyle plc	239,915
30,870	Thai Union Frozen Products PCL	42,153
12,000	The Nisshin Oillio Group Limited	62,343
18,649	Tiger Brands Limited†	488,557
196,000	Tingyi (Cayman Islands) Holding Corporation	440,421
11,000	Toyo Suisan Kaisha Limited	248,628
54,823	TreeHouse Foods Incorporated†«	2,860,116
160,518	Tyson Foods Incorporated Class A	2,990,450
90,000	Uni-President China Holdings Limited	44,954
579,522	Uni-President Enterprises Corporation	735,434
100,006	Unilever NV	3,016,061
82,193	Unilever plc ADR	2,437,173
3,600	United Plantations Berhad	20,062
238,100	Universal Robina Corporation	182,440
2,096	Viscofan SA	74,392
68,000	Vitasoy International Holdings Limited	56,841
21,428	Viterra Incorporated	262,460
734,000	Want Want China Holdings Limited	548,521
54,000	Wei Chuan Food Corporation†	58,725
105,930	Wilmar International Limited	423,953
18,500	Yakult Honsha Company Limited	521,722
30,000	Yamazaki Baking Company Limited	364,525

		104,595,508

Household Products: 0.82%
42,194	Church & Dwight Company Incorporated	3,183,115
82,400	Clorox Company«	5,583,424
41,840	Energizer Holdings Incorporated†	2,796,167
7,493	Henkel AG & Company KGaA	382,579
162,675	Hindustan Unilever Limited	1,013,462
47,516	Kimberly-Clark Corporation	3,131,304
35,100	Kimberly-Clark de Mexico SAB de CV	204,437
1,227	LG Household & Health Care Limited Class H†	389,196
27,000	Lion Corporation	144,233

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 147
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Household Products (continued)
2,400	Pigeon Corporation	$71,350
418,082	Procter & Gamble Company	26,360,070
9,520	PZ Cussons plc	53,934
36,173	Reckitt Benckiser Group	1,864,106
17,400	Uni-Charm Corporation	671,071
161,000	Unilever Indonesia TBK PT	295,664

		46,144,112

Personal Products: 0.39%
2,700	Aderans Company Limited	28,616
496	Amorepacific Corporation	450,889
734	Atrium Innovations Incorporated†	11,332
82,000	BaWang International Group Holding Limited†	22,111
5,805	Beiersdorf AG	348,461
70,521	Colgate-Palmolive Company	5,537,309
6,846	Colgate Palmolive India Limited†	124,216
74,434	Dabur India Limited	164,029
44	Dr Ci Labo Company Limited	171,310
70,760	Estee Lauder Companies Incorporated Class A	6,680,452
4,500	FANCL Corporation	66,616
12,716	Godrej Consumer Products Limited	101,217
86,000	Hengan International Group Company Limited	634,399
33,354	Herbalife Limited	2,615,287
64,400	Kao Corporation	1,731,923
2,700	Kobayashi Pharmaceutical Company Limited	130,701
3,100	Kose Corporation	84,089
15,611	L’Oreal SA	1,814,732
1,800	Mandom Corporation	48,188
70,088	Marico Limited	184,336
400	Milbon Company Limited	11,016
1,903	Oriflame Cosmetics SA	111,501
43,600	Shiseido Company Limited	885,804

		21,958,534

Tobacco: 0.64%
241,880	Altria Group Incorporated	6,136,496
14,600	British American Tobacco Malaysia Berhad	229,733
127,318	British American Tobacco plc	5,095,709
2,662	Eastern Company(a)(i)	51,595
68,500	Gudang Garam TBK PT	283,815
69,427	Imperial Tobacco Group plc	2,227,934
470,789	ITC Limited	1,757,723
572	Japan Tobacco Incorporated	2,356,384
17,300	KT&G Corporation	874,719
18,325	Lorillard Incorporated	1,406,810
212,705	Philip Morris International Incorporated	13,353,620
37,462	Reynolds American Incorporated	1,285,696
11,900	Souza Cruz SA	570,754
16,500	Swedish Match AB	521,031

		36,152,019

148 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Energy: 9.10%

Energy Equipment & Services: 1.72%
2,949	Aban Offshore Limited	$35,728
19,579	Acergy SA	503,092
309	Aker ASA Class A	9,077
7,775	Aker Kvaerner ASA	164,519
19,487	AMEC plc	368,744
62,544	Baker Hughes Incorporated	4,443,751
1,896	Bourbon SA	90,854
2,280	BW Offshore Limited†	5,781
1,959	Calfrac Well Services Limited	70,069
37,338	Cameron International Corporation†	2,207,796
11,100	Carbo Ceramics Incorporated«	1,376,067
6,535	Compagnie Generale de Geophysique Veritas†	242,403
689	Compagnie Generale de Geophysique Veritas ADR†	25,583
117,951	Complete Production Services Incorporated†	3,398,168
27,084	Core Laboratories NV	2,799,131
11,249	Diamond Offshore Drilling Incorporated«	880,009
49,441	Dresser Rand Group Incorporated†«	2,436,452
47,910	Dril-Quip Incorporated†«	3,674,697
5,878	Ensign Energy Services Incorporated	100,674
98,708	Exterran Holdings Incorporated†	2,240,672
36,000	Ezra Holdings Limited	44,158
70,802	FMC Technologies Incorporated†	6,658,928
1,236	Fred Olsen Energy ASA†	51,954
3,651	Fugro NV	307,128
184,947	Global Industries Limited†«	1,660,824
1	Halliburton Company	47
175,395	Helix Energy Solutions Group Incorporated†	2,701,083
3,445	Hong Kong Energy Holdings Limited†	217
24,775	John Wood Group plc	265,818
259,900	Kencana Petroleum Berhad	214,702
238,373	Key Energy Services Incorporated†«	3,694,782
89,275	KNM Group Berhad	74,628
500	Modec Incorporated	9,193
4,400	Mullen Group Limited	93,792
32,534	Oceaneering International Incorporated†	2,720,818
77,340	Oil States International Incorporated†	5,629,579
207,865	Parker Drilling Company†«	1,093,370
10,745	Pason Systems Incorporated	164,899
85,079	Patterson-UTI Energy Incorporated	2,326,060
14,537	Petrofac Limited	329,195
19,980	Petroleum Geo-Services ASA†	329,480
15,312	Precision Drilling Corporation	180,456
94,470	Pride International Incorporated†	3,921,450
11,150	Prosafe ASA	84,020
16,266	Saipem SpA	821,533
170,300	SapuraCrest Petroleum Berhad	190,370
839	Savanna Energy Services Corporation	7,159
8,376	SBM Offshore NV	210,422
205,305	Schlumberger Limited	19,179,593
1,839	Schoeller-Bleckmann Oilfield Equipment AG	156,832
33,070	Seacor Holdings Incorporated	3,134,044
18,890	Seadrill Limited	719,818
2,728	ShawCor Limited Class A	103,190
4,000	Shinko Plantech Company Limited	42,785

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 149
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Energy Equipment & Services (continued)
48,047	Superior Energy Services Incorporated†	$1,840,681
5,928	Technip SA†	585,222
1,176	Tecnicas Reunidas SA	67,615
26,924	Tenaris SA	607,836
130,193	Tetra Technologies Incorporated†	1,797,965
5,000	TGS Nopec Geophysical Company ASA	129,103
29,640	Tidewater Incorporated	1,843,904
6,000	Toyo Kanetsu K K	10,928
47,859	Transocean Limited†«	4,050,307
8,245	Trican Well Service Limited	192,133
2,600	Trinidad Drilling Limited	21,918
107,329	Weatherford International Limited†	2,595,215
23,810	WorleyParsons Limited	730,901

		96,669,322

Oil, Gas & Consumable Fuels: 7.38%
8,522	Advantage Oil & Gas Limited	66,752
20,314	AET&D Holdings No 1 Limited(a)†	0
100,824	Afren plc†	262,411
11,923	Alliance Oil Company Limited†	214,417
68,118	Alpha Natural Resources Incorporated†«	3,693,358
4,348	Altagas Limited	110,630
74,000	Anadarko Petroleum Corporation	6,055,420
2,300	AOC Holdings Incorporated	16,898
42,293	Apache Corporation	5,270,554
15,320	Aquila Resources Limited†	135,703
20,640	ARC Resources Limited	603,341
97,371	Arch Coal Incorporated	3,264,850
62,704	Atlas Energy LP Limited	1,033,989
41,681	Australian Worldwide Exploration Limited†	70,022
10,655	Bankers Petroleum Limited†	103,419
14,200	Banpu PCL†	337,177
254,500	Bayan Resources Group†	512,087
8,949	Baytex Energy Corporation	514,437
105,285	Beach Petroleum Limited	100,764
211,354	BG Group plc†	5,141,785
21,354	Bharat Petroleum Corporation Limited	261,093
4,522	Birchcliff Energy Limited†	52,269
33,021	Blackpearl Resources Incorporated†	272,923
11,545	Bonavista Energy Corporation	364,454
1,169,455	BP plc	9,404,856
179,587	Brigham Exploration Company†	6,569,292
514,000	Brightoil Petroleum Holdings Limited	258,716
2,575,358	Bumi Resources TBK PT	875,823
62,881	Cabot Oil & Gas Corporation	2,871,146
75,694	Cairn Energy plc†	525,555
101,310	Cairn India Limited†	759,182
22,940	Caltex Australia Limited	367,863
22,900	Cameco Corporation	931,745
69,454	Canadian Natural Resources Limited	3,497,899
33,130	Canadian Oil Sands Limited	1,024,709
44,546	Carrizo Oil & Gas Incorporated†«	1,658,002
11,766	Celtic Exploration Limited†	266,432
43,871	Cenovus Energy Incorporated	1,704,627
75,232	Chesapeake Energy Corporation	2,679,012

150 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Oil, Gas & Consumable Fuels (continued)
232,623	Chevron Corporation	$24,134,636
577,962	China Coal Energy Company	823,752
2,418,000	China Petroleum & Chemical Corporation	2,465,193
550,000	China Shenhua Energy Company Limited	2,281,073
364	Cia Espanola de Petroleos SA†	14,090
44,571	Cimarex Energy Company	5,176,030
2,123,000	CNOOC Limited	4,819,548
370,000	CNPC (Hong Kong) Limited	549,204
1,665	Coal & Allied Industries Limited	200,714
80,631	Coal India Limited	583,735
74,002	Comstock Resources Incorporated†«	1,964,753
55,928	Concho Resources Incorporated†	5,957,451
22,597	Connacher Oil and Gas Limited†	37,214
160,968	ConocoPhillips	12,534,578
133,121	Consol Energy Incorporated	6,750,566
17,358	Continental Resources Incorporated†«	1,206,902
1,363	Corridor Resources Incorporated†	7,281
67,000	Cosmo Oil Company Limited	242,430
16,503	Crescent Point Energy Corporation	798,014
3,839	Crew Energy Incorporated†	75,788
27,929	Dart Energy Limited†	28,862
11,272	Daylight Energy Limited	125,883
1,265	Denison Mines Corporation†	4,765
48,305	Devon Energy Corporation	4,417,009
102,500	DNO ASA†	174,610
12,082	Dragon Oil plc	114,040
152,909	Eastern Star Gas Limited†	109,757
374,872	El Paso Corporation	6,972,619
22,500	Enbridge Incorporated	1,344,372
44,034	Encana Corporation	1,431,315
4,826	Energy Resources of Australia Limited	50,266
13,847	Enerplus Corporation	452,089
136,443	ENI SpA	3,326,987
9,439	ENI SpA ADR«	461,095
15,154	EnQuest plc — Sweden Exchange†	35,650
32,662	EnQuest plc — United Kingdom Exchange†	75,557
37,048	EOG Resources Incorporated	4,160,861
89,268	EQT Corporation«	4,400,912
2,269	ERG SpA	31,781
28,005	Essar Energy plc†	235,371
143,052	Essar Oil Limited†	337,997
26,300	Esso Thailand PCL†	7,226
3,641	Establissements Maurel et Prom	65,920
10,481	Extract Resources Limited†	98,602
588,131	Exxon Mobil Corporation	50,302,844
1,661	Fairborne Energy Limited†	9,386
62,498	Forest Oil Corporation†	2,218,054
249,590	Formosa Petrochemical Corporation	752,621
6,300	Frontline Limited	170,319
1,079	Galleon Energy Incorporated†	4,420
11,515	Galp Energia SGPS SA†	239,544
351,801	Gazprom ADR	10,314,805
3,776	Goodrich Petroleum Corporation†«	76,804
23,505	Gran Tierra Energy Incorporated†	218,707
5,054	Grupa Lotos SA†	70,958
6,650	GS Holdings Corporation	408,442

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 151
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Oil, Gas & Consumable Fuels (continued)
2,590	Hellenic Petroleum SA	$26,484
26,070	Heritage Oil plc	112,309
19,511	Hindustan Petroleum Corporation Limited	138,062
69,420	Holly Corporation«	3,966,659
5,358	Hunting plc	69,333
19,000	Husky Energy Incorporated	586,105
3,500	Idemitsu Kosan Company Limited	412,016
15,000	Imperial Oil Limited	781,071
67,074	Indian Oil Corporation Limited	442,986
106,000	Indika Energy TBK PT	45,661
29,000	Indo Tambangraya Megah PT	150,235
251	Inpex Holdings Incorporated	1,751,983
76,749	International Coal Holdings Limited	133,623
974,221	IRPC PCL	176,841
6,000	Itochu Enex Company Limited	35,132
8,964	Ivanhoe Energy Incorporated†	31,647
3,800	Japan Petroleum Exploration Company	186,040
298,800	JX Holdings Incorporated†	2,092,933
31,102	Karoon Gas Australia Limited†	222,299
7,024	Keyera Corporation†	273,137
27,942	Linc Energy Limited	79,658
60,610	Lukoil ADR	4,314,826
11,247	Lundin Petroleum AB†	139,930
21,310	Mangalore Refinery & Petrochemicals Limited	26,788
84,061	Marathon Oil Corporation	4,169,426
61,118	Massey Energy Company	3,870,603
5,888	MOL Hungarian Oil & Gas plc	713,245
277,000	Mongolia Energy Company Limited†	53,707
681	Motor Oil (Hellas) Corinth Refineries SA	8,195
16,758	NAL Energy Corporation	250,452
6,080	Neste Oil Oyj Limited	107,813
23,479	New Hope Corporation Limited	115,940
17,669	New Zealand Oil & Gas Limited	11,698
30,300	Nexen Incorporated	826,775
2,237	Niko Resource Limited	191,085
3,300	Nippon Gas Company Limited	44,737
25,333	Noble Energy Incorporated	2,347,356
3,905	NuVista Energy Limited	40,274
120,662	Occidental Petroleum Corporation	12,303,904
457,000	OGX Petroleo e Gas Participacoes SA	5,342,379
338,980	Oil & Natural Gas Corporation Limited	2,024,594
5,784	Oil India Limited	158,014
37,539	Oil Refineries Limited	25,666
139,262	Oil Search Limited	991,109
9,020	OMV AG	383,372
2,891	OPTI Canada Incorporated†	833
105,276	Origin Energy Limited†	1,784,659
42,881	Overseas Shipholding Group Incorporated«	1,447,663
20,295	PA Resources AB†	13,875
1,571	Pace Oil & Gas Limited†	14,488
14,007	Pacific Rubiales Energy Corporation	469,423
70,555	Paladin Energy Limited†	354,868
173	Paz Oil Company Limited	29,648
38,956	Peabody Energy Corporation	2,551,228
13,555	Pembina Pipeline Corporateion	307,780
6,204	Pengrowth Energy Corporation	79,821
29,670	Penn West Petroleum Limited	857,836

152 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Oil, Gas & Consumable Fuels (continued)
3,000	PetroBakken Energy Limited	$68,859
6,135	Petrobank Energy & Resources Limited†	157,803
1,769	Petrobras Energia SA	40,705
2,878,000	PetroChina Company Limited	3,917,155
178,440	Petrohawk Energy Corporation†	3,854,304
10,179	Petrol Ofisi†	44,695
416,945	Petroleo Brasileiro SA†	8,169,496
3,768	Petrominerales Limited	156,840
45,300	Petronas Dagangan Berhad	200,475
48,131	Petronet LNG Limited	117,018
4,002	Petroplus Holdings AG	64,826
13,213	Peyto Exploration & Development Corporation	272,678
49,000	Pioneer Natural Resources Company	5,014,660
190,312	Polish Oil & Gas	258,770
40,626	Polski Koncern Naftowy Orlen SA†	645,880
6,711	Premier Oil plc†	227,359
18,972	Progress Energy Resources Corporation	252,296
12,855	Provident Energy Limited	109,027
102,272	PTT Aromatics & Refining PCL†	123,763
146,300	PTT Exploration & Production PCL	861,292
105,900	PTT PCL	1,167,238
96,749	QEP Resources Incorporated	3,826,423
8,414	Questerre Energy Corporation†	14,290
193,100	Quicksilver Resources Incorporated†«	2,991,119
95,245	Range Resources Corporation«	5,171,804
230,304	Reliance Industries Limited†	4,906,012
2,006	Reliance Industries Limited GDR††«	85,436
46,077	Repsol YPF SA	1,546,998
20,668	Riversdale Mining Limited†	325,116
8,115	Roc Oil Company Limited†	2,933
224,043	Royal Dutch Shell plc A Shares — Netherlands Exchange	8,058,467
1,990	Royal Dutch Shell plc A Shares — United Kingdom Exchange	71,543
170,703	Royal Dutch Shell plc B Shares	6,100,906
5,636	S-Oil Corporation	535,475
604,550	SandRidge Energy Incorporated†«	6,535,186
101,151	Santos Limited	1,472,712
12,269	Saras SpA	31,559
62,918	Sasol Limited	3,442,710
14,200	Shell Refining Company Berhad (Malaysia)	50,181
20,000	Showa Shell Sekiyu KK	180,674
1,901	Silverbirch Energy Corporation†	17,414
2,000	Sinanen Company Limited	9,608
7,737	SK Energy Company Limited†	1,195,310
10,172	Soco International plc†	56,223
63,513	Southern Union Company	1,811,391
50,513	Southwestern Energy Company†	1,994,253
75,212	Spectra Energy Corporation	2,011,921
70,475	Statoil ASA	1,857,453
281	Storm Resources Limited†	1,302
119,000	Straits Asia Resources Limited	219,885
98,887	Suncor Energy Incorporated	4,647,399
102,230	Surgutneftegaz	604,179
295,275	Surgutneftegaz ADR«	3,469,481
63,557	Swift Energy Company†	2,729,773
59,300	Talisman Energy Incorporated	1,471,590
94,500	Tambang Batubara Bukit Asam TBK PT	214,785

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 153
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Oil, Gas & Consumable Fuels (continued)
69,118	Teekay Corporation«	$2,378,350
104,800	Thai Oil PCL	252,788
13,632	The Great Eastern Shipping Company Limited	76,826
43,000	Tonengeneral Sekiyu KK	506,192
138,658	Total SA	8,497,458
45,100	TransCanada Corporation	1,812,263
11,093	Transglobe Energy Corporation†	162,362
51,269	Tullow Oil plc	1,196,840
18,430	Tupras Turkiye Petrol Rafinerileri AS	458,805
90,885	Ultra Petroleum Corporation†«	4,121,635
18,762	Uranium One Incorporated	123,979
200,254	USEC Incorporated†	1,065,351
65,351	Valero Energy Corporation	1,841,591
7,094	Vermilion Energy Incorporated	372,754
50,779	Whitehaven Coal Limited	350,013
70,066	Whiting Petroleum Corporation†	4,578,112
70,300	Williams Companies Incorporated	2,134,308
59,267	Woodside Petroleum Limited	2,566,374
105,482	World Fuel Services Corporation«	4,371,174
258,000	Yanzhou Coal Mining Company Limited	770,223

		414,839,286

Financials: 20.09%

Capital Markets: 1.66%
55,569	3I Group plc	282,118
83,965	Aberdeen Asset Management plc	286,372
30,386	Affiliated Managers Group Incorporated†	3,243,706
3,567	AGF Management Limited	71,630
30,304	Ameriprise Financial Incorporated	1,918,849
1	Apollo Investment Corporation	12
14,340	Ashmore Group plc	78,164
636,000	Asia Plus Securities PCL	58,660
6,204	Azimut Holding SpA	63,695
140,356	Bank of New York Mellon Corporation	4,265,419
1,790	Bank Sarasin & Cie AG	77,256
15,559	BinckBank NV†	258,292
14,874	BlackRock Incorporated	3,034,147
8,704	Brewin Dolphin Limited	25,413
1,964	Canaccord Financial Incorporated	31,091
357,353	Capital Securities Corporation†	162,777
136,590	Charles Schwab Corporation	2,591,112
10,003	CI Financial Corporation	237,012
6,402	Close Brothers Group plc	86,902
69,261	Credit Suisse Group	3,204,001
26,610	Daewoo Securities Company Limited†	538,781
221,000	Daiwa Securities Group Incorporated	1,188,680
59,302	Deutsche Bank AG	3,811,818
3,322	Dundee Corporation Class A†	81,960
1,432	EFG International	21,655
35,767	Egyptian Financial Group-Hermes Holding(a)(i)	166,140
59,314	Federated Investors Incorporated Class B«	1,634,694
22,240	Franklin Resources Incorporated	2,793,789
1,091,960	Fuhwa Financial Holdings Company Limited	743,342

154 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Capital Markets (continued)
9	GCA Savvian Group Corporation	$19,143
3,500	GMP Capital Incorporated	53,641
64,243	Goldman Sachs Group Incorporated	10,521,719
16,824	Greenhill & Company Incorporated«	1,208,468
12,382	Hargreaves Lansdown plc†	121,779
39,881	Henderson Group plc	104,056
15,167	Hyundai Securities Company	172,793
28,436	ICAP plc	240,611
1,500	Ichiyoshi Securities Company Limited	11,405
7,300	IGM Financial Incorporated	354,650
41,679	Intermediate Capital Group plc	217,766
245,525	Invesco Limited	6,589,891
26,572	Investec Limited	207,233
27,460	Investec plc	210,970
22,489	IOOF Holdings Limited	178,140
1,000	Iwai Securities Company Limited	6,943
2,800	JAFCO Company Limited†	90,567
300,396	Janus Capital Group Incorporated«	4,034,318
11,434	Julius Baer Group Limited	512,567
11,915	Julius Baer Holding AG†	215,447
9,400	Kabu.com Securities Company Limited	41,137
848,000	KGI Securities (Thailand) PCL†	80,432
37,000	Kim Eng Holdings Limited	88,442
86,600	Kim Eng Securities Thailand PCL†	39,370
4,364	Korea Investment Holdings Company Limited	160,223
80,400	Legg Mason Incorporated	2,914,500
42,699	Macquarie Group Limited	1,646,359
137,925	Man Group plc	644,177
2,000	Marusan Securities Company Limited	11,491
131,000	Masterlink Securities Corporation	55,708
12,600	Matsui Securities Company Limited	89,642
32,109	Mediobanca SpA	339,849
239,037	MF Global Holdings Limited†«	2,072,451
3,004	Mirae Asset Securities Company Limited	124,633
3,000	Mito Securities Company Limited†	5,281
35,000	Mizuho Investors Securities Company Limited	39,362
1,057	MLP AG	10,619
172	Monex Beans Holdings Incorporated	47,644
165,552	Morgan Stanley	4,913,583
387,900	Nomura Holdings Incorporated	2,456,234
30,500	Nomura Holdings Incorporated ADR«	192,455
37,500	Northern Trust Corporation	1,933,875
19,000	Okasan Holdings Incorporated	84,078
1,488	Partners Group	266,658
4,236	Perpetual Trustees Australia Limited†	139,479
33,100	Phatra Securities PCL(a)	25,982
11,002	Pioneers Holding(a)(i)	4,758
20,450	Platinum Asset Management Limited†	96,610
225,828	Polaris Securities Company Limited†	138,547
100,000	Polytec Asset Holdings Limited	16,307
141,700	President Securities Corporation	88,363
710	Rathbone Brothers	13,435
5,700	Ratos AB B Shares	212,751
54,507	Raymond James Financial Incorporated«	2,088,708
1,457	Richemont SA†	24,137

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 155
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Capital Markets (continued)
7,053	Samsung Securities Company Limited	$469,987
3,050	SBI Holdings Incorporated	481,334
10,999	Schroders plc	320,240
2,495	Schroders plc (Non Voting)†	57,636
61,000	Shinko Securities Company Limited	187,165
57,400	State Street Corporation	2,566,928
55,335	Stifel Financial Corporation†	3,969,733
37,836	T. Rowe Price Group Incorporated	2,534,255
23,000	Tokai Tokyo Securities Company Limited	84,909
7,124	Tong Yang Investment Bank	48,067
11,401	Tullett Prebon plc	75,452
227,790	UBS AG	4,523,437
11,000	UOB-Kay Hian Holdings Limited	14,790
67,000	Value Partners Group Limited	65,727
62	Verwaltungs-Und Privat-Bank AG	7,521
1	Virtus Investment Partners Incorporated†	58
361	Vontobel Holdings AG	13,560
268,288	Waterland Financial Holdings†	142,951
16,080	Woori Investment & Securities Company Limited	287,960

		92,988,584

Commercial Banks: 6.91%
50,000	77 Bank Limited	314,773
87,633	Absa Group Limited	1,633,089
72,100	Affin Holdings Berhad	76,579
4,207,000	Agricultural Bank of China Limited†	2,085,134
3,420	Agricultural Bank of Greece	3,634
216,038	Akbank TAS†	1,010,767
22,824	Allahabad Bank	99,989
36,469	Allied Irish Banks plc	13,336
31,560	Alpha Bank AE	210,788
1	Amcore Financial Incorporated†	0
30,160	Andhra Bank	90,417
61,000	Aozora Bank Limited	137,204
282,805	Associated Banc-Corp	4,092,188
48,136	Asya Katilim Bankasi AS	77,680
304,723	Australia & New Zealand Banking Group Limited	7,486,419
34,542	Axis Bank Limited†	929,883
33,259	Banca Carige SpA	80,226
157,243	Banca Monte Dei Paschi di Siena SpA	209,610
9,849	Banca Piccolo Credito Valtellinese Scarl	48,629
18,482	Banca Popolare dell’Emilia Romagna Scarl	235,404
1,251	Banca Popolare Dell’etruria e del Lazio	5,472
16,468	Banca Popolare di Milano Scarl	66,630
16,258	Banca Popolare di Sondrio Scarl	139,435
281,773	Banco Bilbao Vizcaya Argentaria SA	3,478,497
8,813	Banco BPI SA	17,427
66,874	Banco Bradesco SA	1,020,916
4,202	Banco Bradesco SA Preferred Subscription Receipt†	81,600
1,108	Banco Bradesco SA Subscription Receipt(a)†	16,915
171,214	Banco Comercial Portugues SA	152,628
21,240	Banco Continental Peru	53,981
177,385	Banco de Brasil SA	3,171,778
1,049,717	Banco de Chile	144,271
3,219	Banco de Credito del Peru	9,051
5,689	Banco de Credito e Inversiones	362,310

156 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Commercial Banks (continued)
112,266	Banco de Oro	$120,791
60,260	Banco de Sabade†	261,608
11,208	Banco de Valencia SA†	56,453
3,199	Banco Espanol de Credito SA	28,548
22,698	Banco Espirito Santo SA†	102,737
80,925	Banco Itau Holding Financeira SA	1,469,374
2,243	Banco Macro SA	93,870
5,963	Banco Pastor SA	30,446
73,720	Banco Popolare SpA	257,377
53,934	Banco Popular Espanol SA	326,061
73,514	Banco Santander Brasil SA	887,665
449,382	Banco Santander Central Hispano SA†	5,540,814
68,068	Banco Santander Central Hispano SA ADR	837,236
4,972,322	Banco Santander Chile SA	397,702
132,973	BancorpSouth Incorporated	2,119,590
31,000	Bangkok Bank PCL	165,773
31,000	Bangkok Bank PCL (Non Voting)	165,773
1,834,000	Bank Central Asia TBK PT	1,309,777
4,008	Bank Handlowy w Warszawie SA	130,654
71,656	Bank Hapoalim Limited†	326,226
61,229	Bank Leumi Le-Israel	282,979
940,712	Bank Mandiri Persero TBK PT	618,504
37,612	Bank Millennium SA	73,434
220,500	Bank CIMB Niaga TBK PT	42,743
302,600	Bank of Ayudhya PCL	246,435
25,294	Bank of Baroda	486,574
8,316,100	Bank of China Limited	4,388,697
842,500	Bank of Communications Limited	812,426
113,687	Bank of Cyprus Public Company Limited	439,271
200,257	Bank of East Asia Limited	867,832
900	Bank of Greece	40,761
74,417	Bank of Hawaii Corporation	3,509,506
22,645	Bank of India	219,896
346,365	Bank of Ireland	168,722
53,000	Bank of Kyoto Limited	509,235
36,000	Bank of Montreal	2,295,878
66,005	Bank of Nova Scotia	4,076,270
29,210	Bank of Queensland Limited	292,940
168,261	Bank of the Philippine Islands	214,814
3,200	Bank of the Ryukyus Limited	38,452
175,000	Bank of Yokohama Limited	941,263
13,993	Bank Pekao SA	802,039
309	Bank Przemyslowo Handlowy PBK	7,714
1,296,000	Bank Rakyat Indonesia	690,495
3,417	Bank Zachodni WBK SA	268,523
11,042	Bankinter SA	72,850
244	Banque Cantonale Vaudoise Waadtlaender Kantonalbank	135,643
770,927	Barclays plc	4,008,541
4,348	BBva Banco Frances SA«	51,567
38,952	Bendigo Bank Limited	371,208
648	Berner Kantonalbank AG	169,759
15,636	BNP Paribas ADR«	611,524
54,309	BNP Paribas SA	4,240,314
529,000	BOC Hong Kong Holdings Limited	1,640,389
12,662	BOK Financial Corporation	650,194

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 157
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Commercial Banks (continued)
78,097	Branch Banking & Trust Corporation	$2,155,477
1,527	BRE Bank SA	165,464
569,000	Bumiputra Commerce Holdings Berhad	1,503,406
30,381	Busan Bank†	361,847
25,300	Canadian Imperial Bank of Commerce	2,140,298
3,039	Canadian Western Bank	96,717
13,142	Canara Bank	178,309
485,429	Capital Source Incorporated	3,679,552
125,209	Cathay General Bancorp«	2,218,703
579,000	Chang Hwa Commercial Bank	425,292
103,000	Chiba Bank Limited†	703,832
10,021	China Banking Corporation	96,555
1,261,000	China Citic Bank	827,390
7,668,990	China Construction Bank	6,705,935
1,520,342	China Development Financial Holding Corporation†	582,644
543,858	China Merchants Bank Company Limited	1,301,684
521,900	China Minsheng Banking Corporation Limited†	455,021
1,230,603	China Trust Financial Holding Company Limited	959,760
5,000	Chukyo Bank Limited	13,080
105,742	CIT Group Incorporated†	4,580,743
42,467	Commerce Bancshares Incorporated«	1,705,475
63,090	Commercial International Bank(a)(i)	404,757
43,597	Commerzbank AG	375,770
179,031	Commonwealth Bank of Australia	9,680,908
14,460	Corporation Bank	174,708
6,797	Credicorp Limited	682,759
137	Credit Agricole D’ile de F†	12,241
67,329	Credit Agricole SA	1,181,823
1,169	Credito Emiliano SpA	8,082
32,353	Cullen Frost Bankers Incorporated«	1,894,592
22,804	Daegu Bank	306,851
32,000	Dah Sing Banking Group Limited	52,594
13,534	Dah Sing Financial Holdings Limited	86,369
26,840	Danske Bank	630,390
194,062	DBS Group Holdings Limited	2,163,704
37,502	Dexia	163,688
53,200	DnB Nor ASA	822,671
651,306	E.SUN Financial Holding Company Limited	398,486
241,420	East West Bancorp Incorporated	5,605,772
12,018	EFG Eurobank Ergasias SA	76,951
640	Emporiki Bank of Greece SA†	1,448
63,977	EnTie Commercial Bank†	33,336
16,500	EON Capital Berhad	38,620
11,892	Erste Bank Der Oesterreichischen Sparkassen AG	627,696
212,006	Far Eastern International Bank†	94,432
15,779	Federal Bank Limited	121,554
970	FIBI Holdings Limited†	21,082
112,929	Fifth Third Bancorp	1,648,763
26,195	Finansbank AS Turkey†	86,839
29,793	First Financial Bankshare«	1,495,609
742,165	First Financial Holding Company Limited	602,524
427,812	First Horizon National Corporation	4,919,838
121,106	First Midwest Bancorp Incorporated«	1,461,749
176,246	FirstMerit Corporation	3,004,994
182,016	FNB Corporation PA«	1,825,620

158 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Commercial Banks (continued)
122,000	Fukuoka Financial Group Incorporated	$551,800
314,540	Fulton Financial Corporation	3,425,341
38,197	Getin Holding SA†	174,189
120,666	Glacier Bancorp Incorporated	1,886,010
8,178	Greek Postal Savings Bank†	38,370
113,400	Grupo Financiero Banorte SA de CV	514,411
162,382	Grupo Financiero Inbursa SA de CV	681,327
76,000	Gunma Bank Limited	469,164
25,204	Hana Financial Group Incorporated	999,833
84,000	Hang Seng Bank Limited	1,339,599
31,940	HDFC Bank Limited	1,448,114
4,397	HDFC Bank Limited ADR	646,843
5,000	Higashi-Nippon Bank Limited	13,080
149,000	Hokuhoku Financial Group Incorporated	342,424
66,300	Hong Leong Bank Berhad	202,128
68,900	Hong Leong Financial Group Berhad	196,276
1,100,688	HSBC Holdings plc	12,131,672
727,649	Hua Nan Financial Holdings Company Limited	513,686
471,196	Huntington Bancshares Incorporated	3,222,981
42,292	IBERIABANK Corporation«	2,422,909
84,252	ICICI Bank Limited	1,807,049
16,121	ICICI Bank Limited ADR«	699,007
9,142	Indian Bank	41,282
27,110	Indian Overseas Bank	79,806
43,919	Indusind Bank Limited	212,633
9,992,442	Industrial & Commercial Bank of China Class H	7,672,676
24,550	Industrial Bank of Korea†	364,992
65,269	Industrial Development Bank of India Limited	189,974
346	ING Bank Slaski SA†	102,838
97,940	International Bancshares Corporation	1,869,675
702,131	Intesa Sanpaolo	2,368,005
49,378	Intesa Sanpaolo RSP†	144,591
34,211	Israel Discount Bank Limited†	69,295
37,509	Itausa Investimentos Itau SA	268,276
82,000	Joyo Bank Limited	384,915
2,668	Jyske Bank†	115,055
76,000	Kansai Urban Banking Corporation	134,711
145,600	Kasikornbank PCL	576,209
55,170	KB Financial Group Incorporated	2,685,742
7,751	KBC Groep NV†	324,089
466,850	KeyCorp	4,267,009
6,000	Kiatnakin Finance	6,427
71,000	Kiyo Holdings	104,150
1,795	Komercni banka†	432,501
41,390	Korea Exchange Bank	333,153
1,838	Kredyt Bank SA	10,766
346,900	Krung Thai Bank PCL ADR	186,072
961	Laurentian Bank of Canada	53,058
570	Liechtenstein Landesbank	47,853
6,000	Liu Chong Hing Bank Limited	15,601
2,551,850	Lloyds TSB Group plc	2,570,356
3,708	Lloyds TSB Group plc ADR	14,980
59,321	M&T Bank Corporation«	5,223,214
367,123	Malayan Banking Berhad	1,037,404
134,800	Malaysian Plantations Berhad†	138,313

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 159
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Commercial Banks (continued)
294,524	Marshall & Ilsley Corporation	$2,288,451
83,748	MB Financial Incorporated	1,722,696
1,254,000	Mega Financial Holding Company Limited	904,236
99,527	Metropolitan Bank & Trust Company	131,059
1,643,070	Mitsubishi UFJ Financial Group Incorporated	9,098,597
440	Mitsubishi UFJ Financial Group Incorporated ADR	2,433
143,000	Mitsui Trust Holdings Incorporated	608,325
15,000	Miyazaki Bank Limited	39,973
2,240,100	Mizuho Financial Group Incorporated	4,600,413
280,000	Mizuho Trust & Banking Company Limited	304,627
253,008	National Australia Bank Limited	6,646,079
9,300	National Bank of Canada	716,585
59,464	National Bank of Greece SA	556,349
24,348	National Bank of Greece SA ADR«	45,774
200,456	National Penn Bancshares Incorporated«	1,591,621
6,416	National Societe Generale Bank SAE(a)(i)	48,246
46,668	Natixis†	278,141
20,509	Nedbank Group Limited	376,452
105,000	Nishi-Nippon City Bank Limited	350,406
163,574	Nordea Bank AB†	1,859,500
139,021	Old National Bancorp«	1,557,035
12,374	Oriental Bank of Commerce	88,722
32,244	OTP Bank	964,984
315,264	Oversea-Chinese Banking Corporation Limited	2,283,049
55,538	Pacwest Bancorp«	1,150,192
112,063	Piraeus Bank SA	255,158
89,587	PKO Bank Polski SA	1,311,517
61,087	PNC Financial Services Group	3,769,068
1,680,779	Popular Incorporated	5,462,532
99,300	PrivateBancorp Incorporated«	1,421,976
326,894	PT Bank Danamon Indonesia TBK†	237,162
506,500	PT Bank Pan Indonesia TBK†	68,900
152,465	Public Bank Berhad	651,744
91,000	Public Bank Berhad (Foreign Market)	390,192
17,505	Punjab National Bank Limited	410,699
2,580	Raiffeisen International Bank Holdings	154,872
667,375	Regions Financial Corporation	5,098,745
235,700	Resona Holdings Incorporated	1,285,034
73,600	RHB Capital Berhad	189,640
89,400	Royal Bank of Canada	5,225,697
1,001,717	Royal Bank of Scotland Group plc	735,404
27,700	Sapporo Holdings	144,248
201,900	Senshu Ikeda Holdings Incorporated	318,380
134	Seven Bank Limited	286,166
26,000	Shiga Bank	145,566
1,000	Shimizu Bank Limited	47,674
63,699	Shinhan Financial Group Company Limited	2,645,853
208,000	Shinsei Bank Limited	264,434
81,000	Shizuoka Bank Limited†	761,433
107,800	Siam City Bank PCL(a)	85,323
201,600	Siam Commercial Bank PCL	672,549
1,058,000	Sinopac Financial Holdings Company Limited	435,691
100,840	Skandinaviska Enskilda Banken AB Class A	917,075
43,617	Societe Generale	3,066,644
19,840	Societe Generale ADR	278,554

160 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Commercial Banks (continued)
210	St. Galler Kantonalbank†	$107,079
167,988	Standard Bank Group Limited	2,409,135
118,378	Standard Chartered plc	3,131,016
24,458	State Bank of India Limited	1,421,309
4,768	State Bank of India Limited GDR††	563,101
182,705	Sterling Bancshares Incorporated	1,653,480
167,000	Sumitomo Mitsui Financial Group Incorporated	6,297,842
494	Sumitomo Mitsui Financial Group Incorporated ADR	3,745
206,000	Sumitomo Trust & Banking Company Limited	1,306,937
33,000	Suruga Bank Limited	328,366
220,215	Susquehanna Bancshares Incorporated«	2,105,255
64,566	SVB Financial Group†«	3,498,186
27,900	Svenska Handelsbanken	941,806
59,000	Swedbank AB	1,038,667
3,160	Sydbank AG	81,880
18,615	Syndicate Bank	47,026
1,066,417	Synovus Financial Corporation«	2,719,363
315,200	Ta Chong Bank Limited†	116,556
795,563	Taishin Financial Holdings Company Limited	410,525
276,640	Taiwan Business Bank†	107,877
67,598	TCF Financial Corporation«	1,097,116
1,100	The Aichi Bank Limited†	75,301
19,000	The Akita Bank Limited	64,800
14,000	The Aomori Bank Limited	44,496
25,000	The Awa Bank Limited	154,636
1,800	The Bank of Iwate Limited	85,814
19,000	The Bank of Nagoya Limited	68,517
2,000	The Bank of Okinawa Limited†	84,836
25,000	The Bank of Saga Limited	71,512
4,700	The Chiba Kogyo Bank Limited†	33,840
27,000	The Chugoku Bank Limited	323,782
8,000	The Daisan Bank Limited	23,373
39,000	The Daishi Bank Limited	143,500
27,000	The Ehime Bank Limited	83,503
25,000	The Eighteenth Bank Limited	80,374
32,000	The Fukui Bank Limited	105,617
61,000	The Hachijuni Bank Limited	386,260
21,000	The Higo Bank Limited	127,841
78,000	The Hiroshima Bank Limited	355,651
35,000	The Hokkoku Bank Limited	136,483
21,000	The Hokuetsu Bank Limited	50,058
24,000	The Hyakugo Bank Limited	113,832
29,000	The Hyakujushi Bank Limited	119,467
34,000	The Iyo Bank Limited	319,198
35,000	The Juroku Bank Limited	121,081
22,000	The Kagoshima Bank Limited	154,905
2,400	The Kanto Tsukuba Bank Limited	8,977
28,000	The Keiyo Bank Limited	161,897
5,000	The Michinoku Bank Limited	11,002
4,000	The Mie Bank Limited†	11,686
7,000	The Minato Bank Limited†	14,119
3,200	The Musashino Bank Limited	109,763
28,000	The Nanto Bank Limited	144,441
33,000	The Ogaki Kyoritsu Bank Limited	117,389
23,000	The Oita Bank Limited	90,814

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 161
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Commercial Banks (continued)
16,000	The San-in Godo Bank Limited	$125,176
28,000	The Shikoku Bank Limited†	93,442
9,000	The Tochigi Bank Limited	46,317
21,000	The Toho Bank Limited	71,365
6,200	Tisco Financial Group PCL†	7,148
2,682,765	TMB Bank PCL†	200,056
5,300	Tokyo Tomin Bank Limited	75,349
14,900	Tomony Holdings Incorporated†	61,563
54,731	Toronto-Dominion Bank	4,579,929
535,675	Transcend Information Incorporated	403,372
92,089	Trustmark Corporation«	2,159,487
13,375	Turk Ekonomi Bankasi AS†	14,222
292,857	Turkiye Garanti Bankasi AS	1,296,905
47,994	Turkiye Halk Bankasi AS	348,229
187,410	Turkiye Is Bankasi†	583,770
111,274	Turkiye Vakiflar Bankasi Tao	269,354
48,828	UMB Financial Corporation	1,947,261
180,661	Umpqua Holdings Corporation«	2,066,762
1,176,933	UniCredito Italiano SpA	3,025,714
27,062	Union Bank of India	187,727
49,337	Unione di Banche ScpA	498,365
70,493	United Bankshares Incorporated«	2,018,920
8,324	United Mizrahi Bank Limited	84,635
143,274	United Overseas Bank Limited	2,034,540
222,063	US Bancorp	6,157,807
835	Valiant Holding AG	121,507
95,088	Valley National Bancorp«	1,296,049
121,941	Webster Financial Corporation	2,826,592
578,320	Wells Fargo & Company(l)	18,656,603
45,981	Westamerica Bancorporation«	2,371,700
360,787	Westpac Banking Corporation	8,643,395
153,811	Whitney Holding Corporation	2,181,040
27,500	Wing Hang Bank Limited	351,165
42,980	Woori Finance Holdings Company Limited†	515,770
1,200	Yachiyo Bank Limited	43,816
16,000	Yamagata Bank Limited	81,560
28,000	Yamaguchi Financial Group	289,567
18,000	Yamanashi Chou Bank Limited	98,796
96,014	Yapi Ve Kredi Bankasi AS†	267,848
40,135	Yes Bank Limited†	226,987

		388,475,482

Consumer Finance: 0.45%
9,370	Acom Company Limited	167,917
8,400	Aeon Credit Service Company Limited	127,841
2,600	Aiful Corporation	5,467
6,000	Allied Group Limited	18,875
51,400	Capital One Financial Corporation	2,558,178
36,400	Cedyna Financial Corporation	80,538
21,626	Credit Saison Company Limited	421,655
288,968	Discover Financial Services	6,285,054
4,600	Hitachi Capital Corporation	72,426
18,000	Hong Leong Singapore Finance Limited	41,186
10,364	International Personal Finance plc	56,004
5,000	Jaccs Company Limited	18,459
15,321	MasterCard Incorporated Class A	3,685,620

162 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Consumer Finance (continued)
14,000	Orient Corporation	$20,023
13,110	ORIX Corporation	1,466,371
12,150	Promise Company Limited	118,819
6,375	Provident Financial plc	107,055
7,397	Samsung Card Company Limited	343,011
15,921	Shriram Transport Finance Company Limited	262,319
6,165	SKS Microfinance Limited†	84,708
257,700	SLM Corporation†	3,819,114
15,516	Thanachart Capital PCL	15,097
75,511	Visa Incorporated«	5,516,079

		25,291,816

Diversified Financial Services: 1.82%
2,400	Ackermans & Van Haaren NV	208,218
68,676	African Bank Investments Limited	353,120
213,600	AMMB Holdings Berhad	434,832
19,054	ASX Limited	706,541
20,393	Ayala Corporation Class A	154,854
9,936	Bajaj Auto Limited†	166,595
1,153,266	Bank of America Corporation	16,480,171
10	Banque Nationale de Belgique	46,435
245,528	BMF Bovespa SA	1,669,024
2,908	Bolsas y Marcados Espanoles	88,585
85,000	Bund Center Investment Limited†	13,701
39,400	Bursa Malaysia Berhad	104,877
9,852	Cattles plc(a)	0
6,100	Century Leasing System Incorporated	115,953
75,312	Challenger Financial Services Group Limited	387,995
144,000	China Everbright Limited	299,908
3,363,100	Citigroup Incorporated	15,739,308
9,820	CME Group Incorporated	3,056,770
549	Corporation Financiera Alba	33,145
38,823	Criteria CaixaCorp SA	280,995
1,000	D.Carnegie & Company AB(a)†	0
11,357	Deutsche Boerse AG	871,995
2,023	Dundee Capital Markets Incorporated†	2,624
46,763	ECM Libra Berhad(a)†	0
1,295	Eurazeo	96,250
158	Fimalac	6,162
218,800	First Pacific Company Limited	173,905
313,697	FirstRand Limited	882,632
847,306	Fubon Financial Holding Company Limited	1,069,565
1,800	Fuyo General Lease Company Limited	66,671
386	GIMV NV†	21,408
4,409	Groupe Bruxelles Lambert SA	405,208
9,000	Guoco Group Limited	111,864
128,936	Haci Omer Sabanci Holding AS	517,760
2,480	Hellenic Exchanges SA Holding	23,340
118,500	Hong Kong Exchanges & Clearing Limited	2,563,848
2,700	IBJ Leasing Company Limited	70,037
16,704	IG Group Holdings plc	121,708
23,070	Indiabulls Financial Services Limited	75,150
18,200	Industrivarden AB Class A	335,920
5,600	Industrivarden AB Class C	97,524
185,282	Infrastructure Development Finance Company Limited	594,343
248,734	ING Groep NV	3,119,026
43,857	InterContinental Exchange Incorporated†	5,622,467

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 163
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Diversified Financial Services (continued)
70,100	Investment Technology Group Incorporated†	$1,342,415
7,600	Investor AB A Shares	171,353
24,521	Investor AB B Shares	564,088
9,000	Japan Securities Finance Company Limited	67,331
58,500	Jefferies Group Incorporated	1,407,510
453,677	JPMorgan Chase & Company	21,182,179
46,400	Jupiter Fund Management plc†	247,486
25,027	K-Green Trust†	20,269
11,428	Kinnevik Investment AB	256,217
51,506	Kotak Mahindra Bank Limited	460,897
5,823	London Stock Exchange Group plc	85,195
850	Lundbergforetagen AB	65,385
31,243	Marfin Investment Group SA	37,940
6,710	Mitsubishi UFJ Securities Company Limited	296,928
71,149	MSCI Incorporated†	2,525,790
222,700	Mulpha International Berhad†	36,867
85,370	Multi-Purpose Holdings Berhad	72,203
1,747	Nationale A Portefeuille†	97,926
137,623	NYSE Euronext (Paris) Incorporated	5,092,051
10,068	OKO Bank	137,822
4,500	Onex Corporation	160,815
48	Osaka Securities Exchange Company	261,109
2,020	Pargesa Holding SA	186,324
36,800	Paychex Incorporated«	1,237,584
92,292	PHH Corporation†«	2,277,767
14,236	Power Finance Corporation Limited	78,060
11,605	Reliance Capital Limited	121,895
59,235	Remgro Limited	952,439
1,117	RHJ International†	9,464
600	Ricoh Leasing Company Limited	16,261
77,231	RMB Holdings Limited	426,393
43,913	Rural Electrification Corporation Limited	228,611
4,996	Sberbank-Unspon GDR	1,930,384
134,000	Singapore Exchange Limited	832,364
4,259	SNS Reaal	22,092
862	Sofina SA	80,733
3,367	TMX Group Incorporated	140,357
14,330	Washington H Soul Pattinson & Company Limited	179,458
74,600	Western Union Company	1,640,454

		102,140,850

Insurance: 3.60%
39,336	Ace Limited	2,488,002
13,631	Admiral Group plc	374,269
89,205	Aegon NV	685,535
55,100	AFLAC Incorporated	3,243,186
15,670	Aksigorta AS	18,721
4,000	Alleghany Corporation†	1,363,000
28,821	Allianz AG	4,152,148
5	Allianz AG ADR	72
20,578	Allied World Assurance Company	1,269,868
60,827	Allstate Corporation	1,933,082
44,548	American Financial Group Incorporated	1,542,697
43,640	Amlin plc	274,905
232,225	AMP Limited	1,255,495

164 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Insurance (continued)
33,000	AON Corporation	$1,737,120
26,622	Arch Capital Group Limited†	2,409,291
50,782	Argo Group International Holdings Limited«	1,934,286
55,893	Arthur J. Gallagher & Company	1,755,040
38,224	Aspen Insurance Holdings Limited	1,129,519
80,206	Assicurazioni Generali SpA	1,814,049
56,399	Assurant Incorporated	2,291,491
90,684	Assured Guaranty Limited	1,317,639
183,357	Aviva plc	1,390,218
106,126	AXA Asia Pacific Holdings Limited	685,051
119,221	AXA SA	2,503,979
63,922	Axis Capital Holdings Limited	2,321,647
17,911	Bajaj Finserv	171,256
2,883	Baloise Holding AG	311,541
26,836	Beazley plc	60,029
3,435	Brit Insurance Holdings NV	59,582
60,655	Brown & Brown Incorporated	1,585,522
1,098,100	Cathay Financial Holding Company Limited	1,749,754
16,460	Catlin Group Limited	100,691
124,000	China Insurance International Holdings Company Limited	338,341
1,003,000	China Life Insurance Company	3,818,561
265,106	China Life Insurance Company (Taiwan)†	251,765
143,600	China Pacific Insurance Group Company Limited†	580,817
36,836	Chubb Corporation	2,235,208
79,234	Cincinnati Financial Corporation«	2,697,918
832	Clal Insurance Enterprise Holdings Limited	22,112
365,000	CNO Financial Group Incorporated†	2,642,600
7,344	CNP Assurances†	162,859
1,156	Dai-Ichi Mutual Life Insurance Company†	2,080,108
79,128	Delphi Financial Group Class A	2,449,803
3,621	Delta Lloyd NV	87,544
24,658	Discovery Holdings Limited	139,891
5,030	Dongbu Insurance Company Limited	203,209
24,578	Endurance Specialty Holdings Limited«	1,218,823
16,810	Erie Indemnity Company«	1,174,010
728	Euler Hermes SA†	68,815
29,743	Everest Reinsurance Group Limited	2,636,717
1,200	Fairfax Financial Holdings Limited	465,005
116,314	Fidelity National Title Group Incorporated	1,610,949
166,749	First American Financial Corporation	2,627,964
1,751	Fondiaria Sai SpA	16,564
1,309	Fondiaria Sai SpA RSP	7,681
180,320	Fortis	572,315
6,000	Fuji Fire & Marine Insurance Company Limited	10,635
270,934	Genworth Financial Incorporated†	3,584,457
6,000	Great Eastern Holdings Limited†	74,068
20,500	Great-West Lifeco Incorporated	578,781
2,305	Grupo Catalana Occidente SA	48,666
5,268	Hannover Rueckversicherung AG	306,703
438	Harel Insurance Investments & Finances Limited	24,763
49,882	Hartford Financial Services Group Incorporated	1,476,507
61,708	HCC Insurance Holdings Incorporated	1,921,587
249	Helvetia Holding AG†	106,799
21,431	Hiscox Limited	133,434
60,836	Horace Mann Educators Corporation	1,031,170

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 165
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Insurance (continued)
8,230	Hyundai Marine & Fire Insurance Company Limited	$196,808
3,839	Industrial Alliance Insurance & Financial Services Incorporated	155,923
226,071	Insurance Australia Group Limited†	840,135
6,515	Intact Financial Corporation	331,936
13,014	Irish Life & Permament Group Holdings plc	17,599
7,925	Jardine Lloyd Thompson Group plc	83,806
26,440	Korea Life Insurance Company Limited	177,124
10,787	Korea Reinsurance Company	108,934
18,971	Lancashire Holdings plc	185,195
410,701	Legal & General Group plc	793,175
28,345	Liberty Holdings Limited†	311,154
8,650	LIG Insurance Company Limited†	186,669
167,260	Lincoln National Corporation	5,305,487
38,454	Loews Corporation	1,663,136
40,900	LPI Capital Berhad	182,076
104,200	Manulife Financial Corporation	1,969,134
38,330	Mapfre SA†	142,389
5,899	Markel Corporation†«	2,451,919
64,209	Marsh & McLennan Companies Incorporated	1,954,522
9,857	Mediolanum SpA	50,927
1,664	Menorah Mivtachim Holdings Limited†	21,616
12,822	Mercury General Corporation	527,497
83,326	MetLife Incorporated	3,946,319
10,202	Migdal Insurance & Financial Holding Limited†	18,114
8,878	Milano Assicurazioni SpA	14,750
92,200	Millea Holdings Incorporated†	3,019,422
65,700	Mitsui Sumitomo Insurance Group Holdings Incorporated	1,722,713
114,524	Montpelier Re Holdings Limited«	2,309,949
10,925	Muenchener Rueckversicherungs-Gesellschaft AG	1,823,436
42,251	NIB Holdings Limited†	60,440
198,000	NKSJ Holdings Incorporated†	1,493,381
328,744	Old Mutual plc — United Kingdom Exchange	702,765
398	Old Mutual plc — South Africa Exchange	856
138,085	Old Republic International Corporation«	1,726,063
37,757	PartnerRe Limited	2,994,130
280,000	PICC Property & Casualty Company Limited	354,135
235,500	Ping An Insurance Group Company of China Limited	2,416,082
65,902	Platinum Underwriters Holdings Limited«	2,748,113
18,700	Power Corporation of Canada	565,109
17,200	Power Financial Corporation	559,967
4,502	Powszechny Zaklad Ubezpieczen SA†	545,278
159,543	Principal Financial Group Incorporated	5,465,943
49,899	Proassurance Corporation†	3,160,104
69,400	Progressive Corporation	1,445,602
140,000	Protective Life Corporation«	3,980,200
58,262	Prudential Financial Incorporated	3,835,387
166,867	Prudential plc	1,930,066
121,220	QBE Insurance Group Limited	2,238,840
40,539	Reinsurance Group of America Incorporated	2,448,150
28,178	Renaissancere Holdings Limited	1,888,490
114,097	Resolution Limited†	536,413
25,262	RLI Corporation«	1,450,291
191,159	Royal & Sun Alliance Insurance Group plc	435,682
28,154	Sampo Oyj	871,430
5,370	Samsung Fire & Marine Insurance Company Limited	1,059,177
12,323	Samsung Life Insurance Company	1,158,501

166 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Insurance (continued)
246,564	Sanlam Limited	$957,925
1	Santam Limited	18
14,377	SCOR Regroupe†	422,483
84,152	Selective Insurance Group Incorporated	1,529,883
1,198,264	Shin Kong Financial Holding Company Limited†	501,509
2,034	Societa Cattolica di Assicurazione Societa Cooperativa†	53,891
93	Sony Financial Holdings Incorporated	395,055
7,842	St. James’s Place plc	38,882
77,451	Stancorp Financial Group Incorporated«	3,562,746
166,123	Standard Life plc	645,168
16,400	Storebrand ASA	141,943
33,000	Sun Life Financial Incorporated	1,096,094
153,754	Suncorp-Metway Limited	1,318,105
1,964	Swiss Life Holding†	324,691
19,861	Swiss Reinsurance	1,216,329
43,200	T&D Holdings Incorporated	1,246,281
13,847	Taiwan Life Insurance Company Limited†	13,313
54,590	The Travelers Companies Incorporated	3,271,579
13,010	Tong Yang Life Insurance Company	145,592
650	Topdanmark AS†	91,010
45,136	Torchmark Corporation	2,945,124
30,856	Tower Australia Group Limited†	123,465
33,559	Transatlantic Holding Incorporated	1,709,160
1,268	TrygVesta AS	66,017
36,511	Unipol SpA	25,393
74,671	Unitrin Incorporated	2,187,114
173,653	UNUM Group	4,607,014
46,047	Validus Holdings Limited	1,425,155
67,512	W.R. Berkley Corporation	2,021,984
4,340	White Mountain Insurance Group Limited«	1,648,115
1,746	Wiener Staedtische Allgemeine Versicherung AG	100,267
93,352	Willis Group Holdings	3,630,459
174,778	Xl Group plc	4,081,066
2,204	Yapi Kredi Sigorta AS	20,472
8,294	Zurich Financial Services AG	2,407,590
11,963	Zurich Financial Services AG ADR«	346,448

		202,235,633

Real Estate Investment Trusts (REITs): 4.26%
30,689	Abacus Property Group	69,054
102	Advance Residence Investment Corporation	211,593
85,059	Alexandria Real Estate Equities Incorporated	6,821,732
87,755	AMB Property Corporation«	3,192,527
112,059	American Campus Communities Incorporated	3,745,012
80,730	AMP NZ Office Trust	48,590
374,189	Annaly Capital Management Incorporated	6,709,209
8,536	Ardent Leisure Group	12,602
222,000	Ascendas REIT	349,112
50,700	AvalonBay Communities Incorporated	6,136,221
1,780	Babcock & Brown Japan Property Trust	5,854
354	Befimmo Sca Sicafi	29,569
212,486	BioMed Realty Trust Incorporated	3,856,621
11	Blife Investment Corporation Corporation	77,587
955	Boardwalk Real Estate Investment Trust	44,912
20,289	Boston Properties Incorporated	1,946,121
217,520	Brandywine Realty Trust	2,675,496

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 167
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Real Estate Investment Trusts (REITs) (continued)
104,955	BRE Properties Incorporated	$4,986,412
54,838	British Land Company plc	520,175
36,586	Bunnings Warehouse Property Trust	65,560
1,567	Calloway Real Estate Investment Trust	39,983
740	Canadian Apartment Properties	14,784
1,306	Canadian Real Estate Investment Trust	44,589
203,464	CapitaCommerical Trust	220,774
271,636	CapitaMall Trust†	386,587
400,000	Cathay No.1 REIT	162,974
225,468	CBL & Associates Properties Incorporated«	4,024,604
52,000	CDL Hospitality Trusts	79,321
188,896	CFS Retail Property Trust	361,570
178,653	Champion REIT	101,851
12,115	Charter Hall Group	30,097
540,473	Chimera Investment Corporation	2,329,439
517	Cofinimmo SA	72,021
130,616	Colonial Properties Trust«	2,574,441
301,285	Commonwealth Property Office Fund	262,274
117,912	Commonwealth REIT	3,385,254
3,897	Corio NV	258,424
101,844	Corporate Office Properties Trust«	3,653,144
7	Cousins Properties Incorporated	59
202,212	Cromwell Group†	158,529
24	DA Office Investment Corporation	86,078
513,879	DB RREEF Trust	447,341
361,320	DCT Industrial Trust Incorporated«	2,030,618
4,612	Derwent Valley Holdings plc	127,307
325,089	Developers Diversified Realty Corporation	4,648,773
251,533	DiamondRock Hospitality«	2,958,028
53,622	Digital Reality Trust Incorporated«	3,154,046
198,640	Douglas Emmett Incorporated«	3,724,500
134,500	Duke Realty Corporation	1,892,415
43,475	EastGroup Properties Incorporated«	1,979,417
47,325	Equity Lifestyle Properties Incorporated	2,746,743
33,500	Equity Residential«	1,846,185
19,109	Essex Property Trust Incorporated«	2,365,312
1,671	Eurocommercial Properties NV†	80,141
36,701	Federal Realty Investment Trust	3,089,490
1,089	Fonciere des Regions†	118,223
114,848	Franklin Street Properties Corporation«	1,726,165
32	Frontier Real Estate Investment Corporation	303,160
7	Fukuoka REIT Corporation	51,684
973	Gecina SA†	126,038
14	Global One Real Estate Investment Corporation	130,237
85,876	Goodman Property Trust	59,440
207,193	GPT Group	653,956
14,876	Great Portland Estates plc	93,758
3,671	H&R Real Estate Investment Trust	80,709
36,904	Hammerson plc	279,627
3	Hankyu REIT Incorporated	15,513
93,587	Hatteras Financial Corporation	2,768,303
195,098	HCP Incorporated	7,413,724
77,054	Health Care REIT Incorporated«	4,023,760
103,382	Healthcare Realty Trust Incorporated«	2,408,801
117,087	Highwoods Properties Incorporated«	3,972,762
57,205	Home Properties Incorporated	3,370,519

168 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Real Estate Investment Trusts (REITs) (continued)
203,021	Hospitality Properties Trust«	$4,669,483
349,793	Host Hotels & Resorts Incorporated«	6,436,191
881	ICADE	98,766
248,764	ING Industrial Fund	134,238
217,512	ING Office Fund	135,090
28,217	ING Property Trust	15,497
62,977	Inmuebles Carso SAB de CV†	66,607
13	Japan Excellent Incorporated	76,676
17	Japan Logistics Fund Incorporated	157,105
103	Japan Prime Realty Investment Corporation	286,443
57	Japan Real Estate Investment Corporation	586,688
248	Japan Retail Fund Investment Corporation	425,637
131,000	K-REIT Asia	131,845
20	Kenedix Realty Investment	94,371
83,395	Kilroy Realty Corporation«	3,231,556
213,480	Kimco Realty Corporation«	4,137,242
86,871	Kiwi Income Property Trust	65,357
4,808	Klepierre	187,533
43,335	Land Securities Group plc	539,980
116,681	Lasalle Hotel Properties	3,291,571
173,658	Lexington Corporate Properties Trust«	1,644,541
53,384	Liberty International plc	343,056
63,432	Liberty Property Trust«	2,142,099
68,928	Macerich Company«	3,490,514
43,508	Mack-Cali Realty Corporation	1,476,662
53,463	Macquaire Office Trust	173,098
30,315	Macquarie Countrywide Trust	98,769
800,214	Macquarie Goodman Group	570,316
46,000	Macquarie MEAG Prime REIT	22,967
134,680	Mapletree Logistics Trust	95,307
3,326	Mercialys SA	126,470
458,543	MFA Mortgage Investments Incorporated	3,883,859
5	Mid Real Estate Investment Trust Incorporated	14,003
51,850	Mid-America Apartment Communities Incorporated	3,368,695
352,422	Mirvac Group	466,464
52	Mori Hills REIT Investment Corporation	179,891
18	Mori Trust Sogo REIT Incorporated	188,570
136,254	National Retail Properties Incorporated«	3,500,365
75,161	Nationwide Health Properties Incorporated	3,212,381
18	Nippon Accommodations Fund Incorporated	131,581
61	Nippon Building Fund Incorporated†	639,044
34	Nomura Real Estate Office Fund	230,671
165,574	Omega Healthcare Investors Incorporated	3,968,809
23	ORIX JREIT Incorporated	132,425
33,000	Parkway Life Real Estate Investment Trust	45,149
86,400	Plum Creek Timber Company«	3,625,344
79,246	Post Properties Incorporated«	3,090,594
66,569	Potlatch Corporation«	2,556,250
14	Premier Investment Company	68,113
302,368	ProLogis	4,916,504
20,604	Public Storage Incorporated Class D«	2,312,799
65,251	Realty Income Corporation«	2,347,078
119,371	Redwood Trust Incorporated	1,955,297
42,683	Regency Centers Corporation«	1,931,406
11,888	RioCan Real Estate Investment Trust	296,359

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 169
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Real Estate Investment Trusts (REITs) (continued)
39,604	Segro plc	$207,311
208,589	Senior Housing Properties Trust	5,118,774
11,203	Shaftesbury plc	86,836
241	Silic Ste Immobiliere de Location Pour L’industrie et le Commerce	31,125
44,786	Simon Property Group Incorporated	4,928,251
40,683	SL Green Realty Corporation	3,080,924
280,914	Stockland Australia†	1,086,847
198,746	Sunstone Hotel Investors Incorporated«	2,134,532
170,000	Suntec REIT	197,830
125,873	Tanger Factory Outlet Centers Incorporated	3,354,515
84,573	Taubman Centers Incorporated	4,692,110
254,627	The Link REIT	783,040
17	Tokyu REIT Incorporated	116,374
21	Top REIT Incorporated	135,799
5,314	Unibail-Rodamco SA	1,068,426
152	United Urban Investment Corporation	199,186
983	Vastned Retail NV	70,131
83,165	Ventas Incorporated«	4,609,004
27,700	Vornado Realty Trust	2,585,241
102,175	Washington Real Estate Investment Trust	3,191,947
65,714	Weingarten Realty Investors«	1,700,021
1,030	Wereldhave NV	104,597
252,799	Westfield Group	2,509,525
424,205	Westfield Retail Trust†	1,153,184

		239,596,307

Real Estate Management & Development: 0.87%
7,900	Aeon Mall Company Limited	209,849
534	Africa Israel Investments Limited	4,275
148,000	Agile Property Holdings Limited	186,615
65,000	Allgreen Properties Limited†	53,153
17,000	Ascendas India Trust	12,565
10,857	Atrium European Real Estate Limited	69,607
1,011	Atrium Ljungberg AB†	13,408
22,783	Australand Property Group	72,141
611,000	Ayala Land Incorporated	200,443
6,222	Beni Stabili SpA†	6,182
29,850	Brookfield Asset Management Incorporated	1,012,666
134,900	Brookfield Properties Corporation — United States Exchange	2,364,797
314	Brookfield Properties Corporation — Canada Exchange	5,507
17,000	Bukit Sembawang Estates Limited	58,948
150,000	C C Land Holdings Limited	50,077
3,951	CA Immobilien Anlagen AG†	67,961
26,296	Capital & Counties Properties plc†	63,951
318,500	CapitaLand Limited†	816,410
136,000	CapitaMalls Asia Limited†	183,928
7,600	Castellum AB	108,715
260,000	Cathay Real Estate Development Company Limited	128,047
53,000	Cent Pattana Public Company	45,503
169,000	Cheung Kong Holdings Limited	2,630,046
474,480	China Overseas Land & Investment Limited	787,145
284,000	China Resources Land Limited	460,935
80	China Vanke Company Limited Class B†	94
43,696	Chinese Estates Holdings Limited	72,490
52,000	City Developments Limited	456,298

170 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Real Estate Management & Development (continued)
8,904	Citycon Oyj	$39,319
3,761	Conwert Immobilien Invest SE†	62,799
528,973	Country Garden Holdings Company Limited	209,878
5,400	Daibiru Corporation	46,075
29,000	Daikyo Incorporated	56,011
10,200	Daito Trust Construction Company Limited	831,661
74,000	Daiwa House Industry Company Limited	946,201
11,179	DB Realty Limited†	27,055
2,135	Deutsche Euroshop AG	80,505
45,410	DLF Limited	212,529
26,597	Echo Investment†	45,530
816	Elbit Imaging Limited†	9,564
7,000	Fabege AB	75,707
126,751	Far East Consortium	31,411
49,000	Farglory Land Development Company Limited	106,411
1,089	First Capital Realty Incorporated	18,237
638	FirstService Corporation†	19,996
90,007	FKP Property Group†	79,269
197,581	Forest City Enterprises Incorporated†«	3,734,281
350,000	Franshion Properties China Limited	97,522
504	Future Mall Management Limited†	515
956	Gagfah SA	11,326
4,376	Gazit Globe Limited	51,678
14,498	Globe Trade Centre SA†	106,855
691,000	Glorious Property Holdings Limited†	185,438
1,440	Goldcrest Company Limited	39,166
273,900	Golden Land Property PCL	27,412
7,618	Grainger plc	12,520
30,032	Great Eagle Holdings Limited	99,297
56,000	Greentown China Holdings Limited	56,014
19,554	Guocoland Limited	37,208
95,000	Hang Lung Group Limited	575,758
225,000	Hang Lung Properties Limited	959,168
6,500	Heiwa Real Estate Company Limited	18,911
1,417	Heliopolis Housing(a)†(i)	4,569
125,963	Henderson Land Development Company Limited	798,186
111,000	Highwealth Construction Corporation	236,948
33,600	HKR International Limited	20,623
139,000	HongKong Land Holdings Limited†	952,150
65,000	Hopewell Holdings	202,395
56,000	Hopson Development Holdings Limited	61,983
33,352	Housing Development & Infrastructure Limited†	116,233
59,338	Huaku Development Company Limited	175,539
20,000	Huang Hsiang Construction Company	48,543
5,000	Hufvudstaden AB	58,616
17,300	Hulic Company Limited	158,609
62,542	Hysan Development Company Limited	281,070
88,400	IGB Corporation Berhad	62,884
40,400	IJM Land Berhad†	35,626
15,082	Immoeast AG(a)†	0
19,870	Immofinanz AG Entitlement Shares(a)†	0
87,053	Immofinanz AG†	384,412
43,692	Indiabulls Real Estate Limited†	100,289
960,000	Interchina Holdings Company†	183,667
2,767	IVG Immobilien AG	26,297
25,555	Jones Lang Lasalle Incorporated	2,515,123

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 171
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Real Estate Management & Development (continued)
148,982	K Wah International Holdings Limited	$65,232
127	Kenedix Incorporated	34,341
66,729	Keppel Land Limited	221,416
86,553	Kerry Properties Limited	418,984
29,000	KLCC Property Holdings Berhad	32,323
12,000	Kowloon Development Company Limited	16,179
18,987	Kungsleden	185,865
103,000	KWG Property Holding Limited	66,524
380,700	Land and Houses PCL	71,595
53,319	Lend Lease Corporation Limited	495,095
12,200	Leopalace21 Corporation	20,581
1,935,000	Lippo Karawaci TBK PT†	118,449
126,500	Longfor Properties Company Limited†	178,672
2,676	Medinet Nasr Housing(a)†(i)	11,202
2,758,000	Megaworld Corporation†	130,339
8,300	MI Developments Incorporated	230,748
56,000	Midland Holdings Limited†	45,732
162,189	Mitsubishi Estate Company Limited	3,307,026
105,000	Mitsui Fudosan Company Limited	2,225,659
168,000	New World China Land Limited	63,852
274,185	New World Development Limited	492,885
7,900	Nomura Real Estate Holding Incorporated	159,825
106	NTT Urban Development Corporation	110,010
46,809	Palm Hills Developments SAE(a)†(i)	40,079
20,410	Peet Limited	40,002
252,000	Poly Hong Kong Investments Limited	200,940
11,055	Prelios SpA	8,276
1,875	PSP Swiss Property AG†	149,540
67,000	Radium Life Tech Company Limiited†	77,030
372,100	Robinsons Land Company	99,534
57,000	Ruentex Development Company Limited	85,557
2,690	Savills plc	16,552
168,500	Shimao Property Holding Limited	230,205
1,300	Shoei	11,776
177,508	Shui On Land Limited	83,421
14,000	Singapore Land Limited	79,808
256,774	Sino Land Company	465,543
364,099	Sino-Ocean Land Holdings Limited	222,536
454,563	SM Prime Holdings Incorporated	105,324
181,000	SOHO China Limited	129,917
58,850	SP Setia Berhad	114,015
360	Sumitomo Real Estate Sales Company Limited	18,747
58,000	Sumitomo Realty & Development Company Limited	1,552,008
160,895	Sun Hung Kai Properties Limited	2,598,946
3,148	Sun Hung Kai Properties Limited ADR«	50,998
600	Suruga Corporation(a)	0
75,000	Swire Pacific Limited A Shares	1,047,766
152,500	Swire Pacific Limited B Shares	396,524
2,858	Swiss Prime Site AG	211,174
34,080	TA Global Berhad	4,525
105,976	Talaat Moustafa Group(a)†(i)	121,669
1,600	The Sankei Building Company Limited	10,327
139,926	The St. Joe Company†«	3,747,218
81,399	Tian An China Investment	55,395
4,500	TOC Company Limited	19,638

172 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Real Estate Management & Development (continued)
70,000	Tokyo Tatemono Company Limited	$328,586
45,000	Tokyu Land Corporation	257,441
600	Tokyu Livable Incorporated	7,239
64,875	UEM Land Holdings Berhad†	57,421
203,870	Unitech Limited	152,458
1,044,000	United Energy Group Limited†	152,820
40,000	United Industrial Corporation Limited	86,806
57,000	United Overseas Land Limited†	199,890
168,500	Wharf Holdings Limited	1,104,510
105,000	Wheelock & Company	381,549
10,000	Wheelock Properties (Singapore) Limited	14,389
51,000	Wing Tai Holdings Limited	59,349
61,000	Yanlord Land Group Limited	65,230

		49,041,957

Thrifts & Mortgage Finance: 0.52%
144,308	Astoria Financial Corporation	2,023,198
97,815	Capitol Federal Financial Incorporated	1,236,382
340,902	First Niagara Financial Group Incorporated«	4,936,261
2,068	Genworth MI Canada Incorporated	56,173
1,479	Home Capital Group Incorporated	87,320
200,552	Housing Development Finance Corporation	2,787,746
258,561	Hudson City Bancorp Incorporated«	2,973,452
56,590	LIC Housing Finance Limited	235,099
231,382	New York Community Bancorp Incorporated«	4,317,588
160,221	NewAlliance Bancshares Incorporated	2,505,856
16,492	Paragon Group of Companies plc	47,347
195,241	People’s United Financial Incorporated«	2,573,276
90,294	Provident Financial Services Incorporated«	1,337,254
44,038	TFS Financial Corporation	457,114
115,666	Trustco Bank Corporation (New York Shares)«	697,466
179,309	Washington Federal Incorporated«	3,186,321

		29,457,853

Health Care: 8.45%

Biotechnology: 1.24%
63,642	Acorda Therapeutics Incorporated†«	1,334,573
6,746	Actelion Limited†	374,294
53,554	Alexion Pharmaceuticals Incorporated†	5,156,179
144,400	Amgen Incorporated†	7,412,052
82,124	Amylin Pharmaceuticals Incorporated†	1,256,497
184	Basilea Pharmaceuticals Limited†	13,893
929	BB Biotech AG	63,193
8,634	Biocon Limited	59,369
33,207	Biogen IDEC Incorporated†	2,271,359
157,797	BioMarin Pharmaceutical Incorporated†«	3,859,715
16,423	Biota Holdings Limited	17,975
145,920	Celera Corporation†	928,051
67,672	Celgene Corporation†	3,593,383
45,133	Cephalon Incorporated†«	2,541,439
88,954	Cepheid Incorporated†«	2,358,171
702,000	CK Life Sciences International Holdings Incorporated	50,478
65,306	CSL Limited	2,367,089

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 173
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Biotechnology (continued)
92,908	Cubist Pharmaceuticals Incorporated†	$2,037,472
86,652	Dendreon Corporation†	2,910,641
1,600	Genmab AS†	16,909
38,153	Genzyme Corporation†	2,878,644
125,502	Gilead Sciences Incorporated†	4,892,068
6,518	Grifols SA	106,135
113,115	Human Genome Sciences Incorporated†«	2,831,268
178,132	Incyte Corporation†«	2,436,846
1,885	Intercell AG†	22,565
1,380	Nicox SA†	4,454
96,937	Onyx Pharmaceuticals Incorporated†	3,416,060
234,968	PDL BioPharma Incorporated«	1,304,072
105,513	Regeneron Pharmaceutical Incorporated†«	3,826,957
97,320	Savient Pharmaceuticals Incorporated†«	938,165
204,000	Sino Biopharmaceutical Limited	70,986
2	Takara Bio Incorporated†	5,445
32,300	Talecris Biotherapeutics Holdings Corporation†	805,562
29,705	United Therapeutics Corporation†«	2,003,008
120,638	Vertex Pharmaceuticals Incorporated†«	5,630,175
7,262	Zeltia SA†	30,915

		69,826,057

Health Care Equipment & Supplies: 1.75%
11,160	Alcon Incorporated	1,846,199
50,964	Alere Incorporated†«	1,969,249
12,859	Ansell Limited	179,104
41,727	Beckman Coulter Incorporated	3,468,766
32,082	Becton Dickinson & Company	2,566,560
674	bioMerieux SA†	71,756
199,000	Biosensors International Group Limited†	175,248
167,000	Boston Scientific Corporation†	1,195,720
117,558	CareFusion Corporation†	3,211,685
6,615	Cochlear Limited†	520,889
1,105	Coloplast AS Class B	155,637
70,908	Cooper Companies Incorporated«	4,383,533
55,794	CR Bard Incorporated	5,454,421
66,891	Edwards Lifesciences Corporation†	5,688,411
4,123	Elekta AB Class B	157,275
12,559	Essilor International SA Cie Generale d’Optique	896,868
50,883	Fisher & Paykel Healthcare Corporation	115,994
6,328	Fresenius SE	577,294
1,200	Fukuda Denshi Company Limited	38,242
75,297	Gen-Probe Incorporated†	4,734,675
10,844	Getinge AB	264,868
10,963	GN Store Nord	107,134
40,000	Golden Meditech Company Limited	7,191
39,746	Haemonetics Corporation†	2,450,341
105,467	Hill-Rom Holdings Incorporated	4,015,129
1,100	Hogy Medical Company Limited	52,173
99,577	Hospira Incorporated†	5,262,644
32,837	IDEXX Laboratories Incorporated†«	2,551,435
89,683	Immucor Incorporated†	1,746,128
5,742	Intuitive Surgical Incorporated†	1,883,089
3,000	JEOL Limited	9,755
32,713	Kinetic Concepts Incorporated†«	1,601,956
84,580	Masimo Corporation«	2,549,241

174 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Health Care Equipment & Supplies (continued)
125,823	Medtronic Incorporated	$5,022,854
700	Nagaileben Company Limited	17,602
400	Nakanishi Incorporated	44,398
4,400	Nihon Kohden Corporation	96,278
9,000	Nikkiso Company Limited	77,783
4,600	Nipro Corporation	96,943
6,559	Nobel Biocare Holding AG	126,083
56,473	Nuvasive Incorporated†«	1,509,523
25,300	Olympus Corporation	738,542
3,365	Olympus Corporation ADR	98,864
289	Omega Pharma SA†	13,954
2,300	Paramount Bed Company Limited	61,489
2,781	Phonak Holding AG	369,962
91,351	ResMed Incorporated†«	2,886,692
63,581	Sirona Dental Systems Incorporated†	3,208,297
51,398	Smith & Nephew plc	594,495
53,806	St. Jude Medical Incorporated	2,576,231
84,657	Steris Corporation	2,865,639
396	Straumann Holding AG	97,306
44,408	Stryker Corporation	2,809,250
3,671	Synthes Incorporated†	503,770
61,831	Teleflex Incorporated«	3,610,312
21,900	Terumo Corporation	1,196,663
88,430	Thoratec Corporation†«	2,465,428
4,400	TOA Medical Electronics Company	285,068
39,000	Top Glove Corporation Berhad	62,518
72,576	Varian Medical Systems Incorporated†«	5,028,065
49,633	West Pharmaceutical Services Incorporated	2,040,413
1,196	William Demant Holding†	101,493

		98,514,525

Health Care Providers & Services: 1.91%
2,189	Acibadem Saglik Hizmetleri Ve Ticaret AS†	17,046
47,800	Aetna Incorporated	1,785,808
5,800	Alfresa Holdings Corporation	224,399
600	AS One Corporation	13,716
491,925	Bangkok Chain Hospital PCL	105,384
109,900	Bangkok Dusit Medical Services PCL	180,621
28,900	Bumrungrad Hospital PCL	31,428
41,900	Cardinal Health Incorporated	1,744,716
61,190	Catalyst Health Solutions Incorporated†«	2,766,400
3,478	Celesio AG	96,229
84,232	Centene Corporation†	2,566,549
36,451	Chemed Corporation	2,385,353
146,080	Cigna Corporation	6,145,586
896	CML Healthcare Incorporated	10,882
82,009	Coventry Health Care Incorporated†	2,476,672
61,292	Davita Incorporated†	4,864,746
47,133	Emergency Medical Services Corporation†	2,976,449
75,220	Express Scripts Incorporated†	4,228,868
10,939	Fresenius Medical Care AG & Company	724,196
226	Galenica AG	130,015
409,453	Health Management Association Incorporated Class A†	4,094,530
55,000	Health Net Incorporated†«	1,618,100
145,787	HealthSouth Rehabilitation Corporation†«	3,529,503

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 175
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Health Care Providers & Services (continued)
54,082	Henry Schein Incorporated†«	$3,730,576
42,693	HMS Holdings Corporation†«	3,225,883
90,426	Humana Incorporated†	5,878,594
61,171	Laboratory Corporation of America Holdings†	5,513,342
54,548	Life Healthcare Group Holdings Limited†	117,518
90,897	LifePoint Hospitals Incorporated†«	3,543,165
52,557	Magellan Health Services Incorporated†«	2,521,685
38,900	McKesson Corporation	3,083,992
65,162	Medco Health Solutions Incorporated†	4,016,586
44,330	Medi-Clinic Corporation†	184,642
24,800	Mediceo Paltac Holdings Company Limited	235,252
72,728	MEDNAX Incorporated†	4,722,229
5,800	Miraca Holdings Incorporated	224,045
175,722	Network Healthcare Holdings Limited	368,228
4,000	Nichii Gakkan Company	36,721
66,105	Omnicare Incorporated«	1,892,586
2,925	OPG Groep NV	54,087
742	Orpea	35,274
98,041	Owens & Minor Incorporated	3,058,879
47,684	Primary Health Care Limited	157,300
90,174	PSS World Medical Incorporated†«	2,346,327
20,721	Quest Diagnostics Incorporated	1,175,917
12,422	Ramsay Health Care Limited	224,366
6,385	Rhoen Klinikum AG	140,535
26,980	Ryman Healthcare Limited	47,904
92,241	Sigma Pharmaceuticals Limited	41,792
38,269	Sonic Healthcare Limited	439,509
2,071	Southern Cross Healthcare Limited	623
9,100	Suzuken Company Limited	259,190
784,934	Tenet Healthcare Corporation†	5,635,826
6,200	Toho Pharmaceutical	77,230
3,415	United Drug plc	11,074
130,600	UnitedHealth Group Incorporated	5,560,948
131,144	VCA Antech Incorporated†«	3,283,846
45,400	WellPoint Incorporated	3,017,738

		107,580,605

Health Care Technology: 0.18%
9,100	AGFA-Gevaert NV	41,691
2,275	AGFA-Gevaert NV VVPR Strip†	6
113,243	Allscripts Healthcare Solutions Incorporated†	2,417,738
52,863	Athenahealth Incorporated†«	2,396,808
41,331	Cerner Corporation†«	4,151,699
77,813	IBA Health Group Limited†	4,595
12	M3 Incorporated	63,517
11,991	Quality Systems Incorporated	958,081
2,888	SXC Health Solutions Corporation†	142,356

		10,176,491

Life Sciences Tools & Services: 0.67%
29,067	Bio-Rad Laboratories Incorporated†	3,318,289
5,880	BTG plc†	20,628
7,023	Cellestis Limited	19,163
39,037	Covance Incorporated†«	2,202,858
25,449	Dionex Corporation†«	2,998,401

176 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Life Sciences Tools & Services (continued)
7,716	Divi’s Laboratories Limited	$100,488
4,299	Furiex Pharmaceuticals Incorporated†	71,449
1,265	Gerresheimer AG†	56,096
74,057	Illumina Incorporated†«	5,139,556
108,635	Life Technologies Corporation†	5,797,850
3,369	Lonza Group AG	285,011
20,160	Mettler-Toledo International Incorporated†	3,454,819
2,000	Nordion Incorporated	22,850
60,349	Pharmaceutical Product Development Incorporated	1,657,787
14,303	QIAGEN NV†	296,259
201	Tecan Group AG	17,296
56,496	Techne Corporation	4,050,198
60,000	Thermo Fisher Scientific Incorporated†	3,349,200
55,665	Waters Corporation†	4,622,978

		37,481,176

Pharmaceuticals: 2.70%
178,594	Abbott Laboratories	8,590,371
6,158	Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products	4,249
47,504	Allergan Incorporated	3,523,372
45,707	Aspen Pharmacare Holdings Limited	535,026
52,000	Astellas Pharma Incorporated	2,037,284
91,574	AstraZeneca plc	4,460,060
67,891	Auxilium Pharmaceuticals Incorporated†«	1,525,511
52,210	Bayer AG	4,047,611
199,777	Bristol-Myers Squibb Company	5,156,244
9,434	Cadila Healthcare Limited	153,343
3,906	Cardiome Pharma Corporation†	22,595
9,339	Celltrion Incorporated†	264,206
47,000	China Shineway Pharmaceutical Group Limited	134,881
25,300	Chugai Pharmaceutical Company Limited	485,557
76,430	Cipla Limited India	505,959
79,400	Daiichi Sankyo Company Limited	1,700,493
27,900	Dainippon Sumitomo Pharma Company Limited	270,457
947	Dong A Pharmaceutical Company Limited†	86,033
16,178	Dr. Reddys Laboratories Limited	552,550
62,202	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	84,038
33,400	Eisai Company Limited	1,247,320
34,164	Elan Corporation plc†	223,324
114,000	Eli Lilly & Company	3,939,840
56,661	Endo Pharmaceuticals Holdings Incorporated†«	2,012,599
9,649	Faes Farma SA	40,345
439	Financiere de Tubize†	13,630
31,821	Forest Laboratories Incorporated†	1,031,000
4,000	Fuso Pharmaceutical Industries Limited	12,420
5,866	GlaxoSmithKline Pharmaceuticals Limited	286,211
324,795	GlaxoSmithKline plc	6,235,711
14,398	Glenmark Pharmaceuticals Limited†	79,934
2,372	H Lundbeck AS	54,218
6,650	Hikma Pharmaceuticals plc	82,755
8,600	Hisamitsu Pharmaceutical Company Incorporated	346,923
110,400	Hua Han Bio-Pharmaceutical Holdings Limited	35,014
1,094	Ipsen†	37,281
321,004	Johnson & Johnson	19,722,486
10,000	Kaken Pharmaceutical Company Limited	127,498
890,500	Kalbe Farma TBK PT	295,269

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 177
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Pharmaceuticals (continued)
5,000	Kissei Pharmaceutical Company Limited	$99,688
6,000	Kyorin Company Limited	109,211
31,000	Kyowa Hakko Kogyo Company Limited	315,665
1,037	Laboratorios Almirall SA	11,892
30,649	Lupin Limited	258,111
10,885	Meda AB Class A	95,297
96,208	Medicis Pharmaceutical Corporation Class A	3,087,315
356,692	Merck & Company Incorporated	11,617,458
3,966	Merck KGaA	358,528
11,000	Mochida Pharmaceutical Company Limited	130,432
2,600	Nichi-Iko Pharmaceutical Company Limited	72,783
15,667	Nicholas Piramal India Limited	158,608
6,000	Nippon Shinyaku Company Limited	78,919
152,527	Novartis AG	8,553,069
26,340	Novo Nordisk AS Class B	3,317,485
12,200	Ono Pharmaceutical Company Limited	637,553
2,073	Orion Oyj Class A†	47,487
4,268	Orion Oyj Class B	97,650
51,616	Par Pharmaceutical Companies Incorporated†	1,593,902
50,113	Perrigo Company	3,830,137
934,850	Pfizer Incorporated	17,986,514
22,924	Pharmaxis Limited†	57,883
18,964	Ranbaxy Laboratories Limited	182,099
6,569	Recordati SpA	61,415
1,670	Richter Gedeon plc†	322,739
1,536	Roche Holding AG Bearer	238,228
43,959	Roche Holding AG Genusschein	6,628,625
12,000	Rohto Pharmaceutical Company Limited	140,823
78,133	Salix Pharmaceuticals Limited†«	2,604,954
60,349	Sanofi-Aventis SA	4,163,930
17,805	Sanofi-Aventis SA ADR	615,697
10,300	Santen Pharmaceutical Company Limited	402,280
1,500	Sawai Pharmaceutical Company Limited	140,639
5,500	Seikagaku Corporation	62,661
33,800	Shionogi & Company Limited	640,012
32,610	Shire Limited	922,946
2,792	Stada Arzneimittel AG	111,674
61,645	Sun Pharmaceutical Industries Limited	576,752
24,000	Taisho Pharmaceutical Company Limited	524,565
85,300	Takeda Pharmaceutical Company Limited	4,238,671
24,000	Tanabe Seiyaku Company Limited	406,332
59,552	Teva Pharmaceutical Industries Limited	3,006,971
1,100	Towa Pharmaceutical Company Limited	60,846
11,100	Tsumura & Company	359,439
5,128	UCB SA†	190,638
18,857	Valeant Pharmaceuticals International Incorporated	756,764
63,549	Warner Chilcott Limited	1,504,840
976	Yuhan Corporation†	131,522
3,000	Zeria Pharmaceutical Company Limited	36,563

		151,511,830

178 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Industrials: 11.18%

Aerospace & Defense: 0.98%
18,682	Alliant Techsystems Incorporated	$1,348,280
208,542	BAE Systems plc	1,115,024
2,301	Bharat Electronics Limited†	84,354
12,300	Bombardier Incorporated Class A	79,000
86,159	Bombardier Incorporated Class B	554,263
11,900	CAE Incorporated	152,004
39,039	Ceradyne Incorporated†«	1,492,461
1,689	Chemring Group plc	89,977
74,067	Cobham plc	271,518
1,785	Elbit Systems Limited	91,115
46,360	Esterline Technologies Corporation†	3,317,985
25,367	European Aeronautic Defence & Space Company	733,709
24,043	Finmeccanica SpA	300,926
36,926	General Dynamics Corporation	2,810,807
73,564	Goodrich Corporation	6,343,424
82,807	Honeywell International Incorporated	4,795,353
13,100	L-3 Communications Holdings Incorporated	1,038,699
40,018	Meggitt plc	220,017
64,415	MOOG Incorporated Class A†«	2,925,085
4,407	MTU Aero Engines Holdings	293,825
31,251	Northrop Grumman Corporation	2,083,817
20,700	Precision Castparts Corporation	2,934,225
31,275	QinetiQ plc	64,265
93,430	Rockwell Collins Incorporated	6,020,629
122,198	Rolls Royce Group plc	1,225,677
2,300	Saab AB†	47,499
20,904	Safran SA	743,662
202,000	Singapore Technologies Engineering Limited	506,668
56,454	Teledyne Technologies Incorporated†«	2,956,496
6,586	Thales SA	249,475
21,540	TransDign Group Incorporated	1,731,385
3,231	Ultra Electronics Holdings†	90,185
100,359	United Technologies Corporation	8,383,991
2,058	Zodiac SA	143,502

		55,239,302

Air Freight & Logistics: 0.45%
277	Bollore Investissement†	64,447
25,623	CH Robinson Worldwide Incorporated	1,854,849
48,967	Deutsche Post AG	898,032
32,656	Expeditors International Washington Incorporated	1,560,957
45,200	FedEx Corporation	4,068,904
41,300	Forward Air Corporation«	1,223,719
5,254	Freightways Limited	12,768
1,637	Glovis Company Limited†	204,245
11,000	Goodpack Limited	16,866
54,065	Hub Group Incorporated Class A†«	1,890,112
1,700	Kintetsu World Express Incorporated	52,971
3,167	Mainfreight Limited	19,252
4,954	Oesterreichische Post AG	153,474
558	Panalpina Welttransport Holdings AG	72,250
138,000	Singapore Post Limited	123,699
2,000	The Shibusawa Warehouse Company Limited	6,846
20,917	TNT NV	549,434

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 179
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Air Freight & Logistics (continued)
77,217	Toll Holdings Limited	$471,711
107,600	United Parcel Service Incorporated Class B	7,940,880
165,107	UTI Worldwide Incorporated	3,285,629
57,600	Yamato Holdings Company Limited	922,389

		25,393,434

Airlines: 0.32%
394,000	Air China	367,794
16,025	Air France-KLM	262,047
235,900	Airasia Berhad†	194,876
55,799	Alaska Air Group Incorporated†	3,317,251
102,000	All Nippon Airways Company Limited	367,826
21,610	Asiana Airlines†	194,384
110,000	Cathay Pacific Airways Limited	255,650
541,604	China Airlines	351,395
63	Chorus Aviation Incorporated†	325
15,953	Deutsche Lufthansa AG	326,142
10,419	easyJet plc†	60,552
322,878	Eva Airways Corporation†	290,891
27,998	International Consolidated Airlines — Spain Exchange	101,921
27,402	International Consolidated Airlines — United Kingdom Exchange	100,006
408,824	JetBlue Airways Corporation†«	2,330,297
5,649	Korean Air Lines Company Limited†	305,992
16,135	LAN Airlines SA	438,427
46,134	Malaysian Airline System Berhad†	28,583
138,003	Qantas Airways Limited	327,383
16,200	Ryanair Holdings plc ADR«	462,024
22,716	SAS AB†	77,112
103,200	Singapore Airlines Limited	1,105,193
89,198	SkyWest Incorporated	1,471,767
394,000	Southwest Airlines Company	4,661,020
76,300	Thai Airways International PCL	96,077
59,841	Turk Hava Yollari Anonim Ortakligi	167,686
177,317	Virgin Blue Holdings Limited	63,187
1,900	WestJet Airlines Limited	29,628

		17,755,436

Building Products: 0.38%
8,600	Aica Kogyo Company Limited	116,902
60,465	AO Smith Corporation	2,442,786
142,000	Asahi Glass Company Limited	1,975,380
18,800	Assa Abloy AB Class B	526,279
3,000	Bunka Shutter Company Limited	8,508
21,000	Central Glass Company Limited	93,698
8,437	Cersanit-Krasnystaw SA†	36,181
27,856	Compagnie de Saint-Gobain	1,665,408
7,818	Crane Group Limited	77,927
34,100	Daikin Industries Limited	1,151,326
101,100	Dynasty Ceramic PCL	165,331
2,959	Geberit AG	638,553
28,791	GWA International Limited	98,494
25,544	Hastie Group Limited(a)†	24,057
20,176	Hills Industries Limited	35,641

180 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Building Products (continued)
32,200	JS Group Corporation	$782,515
154	Kaba Holding	66,466
469	KCC Corporation	129,691
6,643	Kingspan Group plc	64,169
78,158	Lennox International Incorporated«	3,790,663
10,324	Lindab International AB†	121,193
200,578	Masco Corporation	2,725,855
9,000	Nichias Corporation	55,669
143,000	Nippon Sheet Glass Company Limited	409,046
9,000	Nitto Boseki Company Limited	27,174
6,700	Noritz Corporation	113,434
65,536	Quanex Building Products Corporation	1,237,975
100	Rockwool International AS A Shares	11,660
400	Rockwool International AS B Shares	47,159
12,000	Sankyo-Tateyama Holdings Incorporated	16,429
23,000	Sanwa Shutter Corporation	81,817
2,000	Sekisui Jushi Corporation	19,779
157,079	Taiwan Glass Industrial Corporation	190,362
9,000	Takara Standard Company Limited	62,710
10,000	Takasago Thermal Engineering Company	89,726
41,000	TOTO Limited	341,813
676	Ultratech Cement Limited GDR(a)	27,797
2,800	Uponor Oyj	47,062
97,300	USG Corporation†«	1,667,722
331,800	Vanachai Group PCL	49,268
5,585	Wienerberger AG†	115,528

		21,349,153

Commercial Services & Supplies: 1.35%
68,774	ABM Industries Incorporated	1,831,452
6,384	Adecco SA†	429,791
8,900	Aeon Delight Company Limited	163,955
20,568	Aggreko plc	483,824
8,000	Asahi Holdings Incorporated	176,811
53,800	Avery Dennison Corporation	2,147,696
32,689	Babcock International Group	298,120
12,017	BFI Canada Limited	298,585
153,968	Brambles Limited	1,109,878
2,753	Bureau Veritas SA†	212,554
11,765	Cabcharge Australia Limited	67,080
10,238	Campbell Brothers Limited	441,553
34,198	Capita Group plc	403,334
66,900	Cintas Corporation	1,881,228
35,852	Clean Harbors Incorporated†	3,294,082
34,697	Copart Incorporated†	1,457,621
53,742	CSR Limited†	190,417
81,000	Dai Nippon Printing Company Limited	1,090,166
4,200	Daiseki Company Limited	83,379
8,093	Davis Service Group plc	63,243
4,668	De La Rue plc	54,637
81,938	Deluxe Corporation«	2,093,516
61,403	Downer EDI Limited	245,068
30,495	Dun & Bradstreet Corporation	2,463,996
6,000	Duskin Company Limited	121,020
13,908	Edenred†	366,478

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 181
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Commercial Services & Supplies (continued)
59,612	Experian Group Limited	$755,884
72,083	FTI Consulting Incorporated†«	2,378,018
76,411	G4S plc	327,934
60,193	Hays plc	122,120
63,703	HNI Corporation«	2,021,296
13,090	HomeServe plc†	96,291
28,523	IHS Incorporated†«	2,387,375
8,858	Intertek Group plc	259,776
3,400	Intrum Justitia AB	49,656
1,000	Itoki Corporation	2,640
10,900	Kokuyo Company Limited	89,540
6,000	Kyodo Printing Company Limited	13,936
1,440	Loomis AB	20,974
49,200	Manpower Incorporated	3,124,200
1,800	Matsuda Sangyo Company Limited	31,927
3,000	MEITEC Corporation	66,377
15,109	Michael Page International plc	126,371
50,900	Mine Safety Appliances Company«	1,839,017
20,394	Mineral Resources Limited	267,650
16,517	Mitie Group	54,185
3,600	Mitsubishi Pencil Company Limited	60,114
1,850	Moshi Moshi Hotline Incorporated	40,842
89,249	Navigant Consulting Incorporated†«	838,048
500	Nippon Kanzai Company Limited	8,557
5,403	Niscayah Group AB	10,621
3,900	Nissha Printing Company Limited	99,353
8,000	Okamura Corporation	49,190
1,000	Oyo Corporation	8,520
83,700	Parexel International Corporation†«	1,964,439
8,600	Park24 Company Limited	99,556
8	Pilot Corporation	14,552
108,300	Pitney Bowes Incorporated«	2,726,994
14,400	PMP Limited	12,169
835	Poyry Oyj	11,350
9,887	Programmed Maintenance Services Limited	15,553
2,673	Prosegur Cia de Seguridad SA	150,790
6,850	Randstad Holdings NV	369,268
29,594	Regus plc	51,285
129,934	Rentokil Initial plc	191,900
35,200	Republic Services Incorporated	1,042,272
72,226	Resources Global Professionals	1,393,240
4,529	Ritchie Bros Auctioneers Incorporated	115,189
38,863	RPS Group plc	125,913
111,200	RR Donnelley & Sons Company	2,070,544
2,323	S1 Corporation Incorporated (Korea)†	102,841
18,286	SAI Global Limited	88,621
5,981	Salmat Limited	25,515
1,100	Sato Corporation	14,872
26,700	Secom Company Limited	1,343,078
18,400	Securitas AB	214,980
42,741	SEEK Limited	284,599
28,595	Serco Group plc	253,113
319	SGS Societe Generale de Surveillance Holding SA	555,186
6,285	Shanks Group plc	11,750
1,292	Societe BIC SA†	110,361

182 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Commercial Services & Supplies (continued)
6,900	Sohgo Security Services Company Limited	$83,335
26,052	Spotless Group Limited	53,580
1,835	Stantec Incorporated†	54,169
50,831	Stericycle Incorporated†«	4,392,815
24,000	Taiwan Secom Company Limited	42,841
2,343	Teleperformance†	88,978
1,300	Temp Holdings Company Limited	12,173
89,282	Tetra Tech Incorporated†	2,098,127
2,200	Tomra Systems ASA	15,517
6,500	Toppan Forms Company Limited	63,407
72,000	Toppan Printing Company Limited	659,226
79,775	Towers Watson & Company	4,690,770
3,424	Transcontinental Incorporated	57,446
40,811	Transfield Services Limited	137,121
60,087	Transpacific Industries Group Limited	75,554
78,331	TrueBlue Incorporated†	1,265,046
2,000	Uchida Yoko Company Limited	6,894
36,078	United Stationers Incorporated	2,432,379
2,832	USG People NV†	57,878
68,724	Verisk Analytics Incorporated Class A†	2,223,221
179,748	Waste Connections Incorporated«	5,210,895
53,653	Waste Management Incorporated	1,988,380
5,238	WS Atkins plc	59,351

		75,748,929

Construction & Engineering: 0.64%
2,020	Abengoa SA†	56,628
8,185	Actividades de Construccion y Servicios SA	375,499
8,690	Aecon Group Incorporated	82,289
6,310	Arcadis NV	150,857
9,255	Ausenco Limited	30,530
36,549	Aveng Limited	192,023
61,174	Balfour Beatty plc	347,569
2,315	Bilfinger Berger AG	194,103
45,852	Boart Longyear Group	215,681
16,698	Bouygues SA	772,036
489	Budimex SA	16,426
29,004	Cardno Limited	180,431
18,787	Carillion plc	114,834
184,900	CH Karnchang PCL	49,287
579,779	China Communications Construction Company Limited	434,015
227,000	China Railway Construction Corporation	253,874
552,000	China Railway Group Limited Class H	350,847
16,000	Chiyoda Corporation	143,756
3,900	Chudenko Corporation	49,105
3,000	Chugai Ro Company Limited	14,412
23,636	Cintra Concesiones de Infraestructuras de Transporte SA†	284,318
12,300	Comsys Holdings Corporation	124,797
47,000	CTCI Corporation	52,140
3,508	Daelim Industrial Company Limited†	302,758
26,394	Daewoo Engineering & Construction Company Limited†	250,757
299,194	Dialog Group Berhad	214,796
6,756	Doosan Heavy Industries & Construction Company Limited	411,416
4,842	Eiffage SA	288,283
101,232	EMCOR Group Incorporated†	3,225,252
3,800	FLSmidth & Company A/S†	334,074

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 183
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Construction & Engineering (continued)
2,658	Fomento de Construcciones y Contratas SA	$84,839
68,485	Foster Wheeler AG†	2,476,418
314,200	Gamuda Berhad	373,888
5,835	GS Engineering & Construction Corporation	510,536
6,620	Hellenic Technodomiki Tev SA	31,425
18,000	Henderson Investments Limited	1,595
2,000	Hibiya Engineering Limited	19,021
197,170	HKC Holdings Limited	10,253
4,214	Hochtief AG	415,141
10,493	Housing & Construction Holdings Limited	27,794
11,203	Hyundai Development Company	302,061
13,369	Hyundai Engineering & Construction Company Limited†	875,414
96,920	IJM Corporation Berhad	192,220
13,306	Impregilo SpA	42,268
4,740	Imtech NV	171,079
61,970	Insituform Technology Incorporated†«	1,601,305
5,289	Interserve plc	20,614
22,390	IRB Infrastructure Developers Limited	91,212
82,400	Italian-Thai Development PCL	9,918
74,613	Jacobs Engineering Group Incorporated†	3,735,127
29,000	JGC Corporation	654,055
130,000	Kajima Corporation	346,434
15,000	Kandenko Company Limited	94,982
1,785	KEPCO Engineering & Construction Company Incorporated	128,529
3,274	KEPCO Plant Service & Engineering Company Limited	111,942
589	Kier Group plc	12,974
16,000	Kinden Corporation	144,734
25,731	Koninklijke Bam Groep NV	165,429
3,660	Koninklijke Boskalis Westminster NV	190,332
10,000	Kyowa Exeo Corporation	95,349
2,000	Kyudenko Corporation	12,738
198,580	Lanco Infratech Limited†	167,366
67,422	Larsen & Toubro Limited	2,275,874
19,347	Larsen & Toubro Limited GDR	656,250
15,597	Leighton Holdings Limited	491,330
78,049	Macmahon Holdings Limited	45,693
12,000	Maeda Corporation	38,726
6,000	Maeda Road Construction Company Limited	50,902
69,400	Malaysia Marine and Heavy Engineering†	143,555
21,600	Mirait Holdings Corporation†	163,706
8,385	Monadelphous Group Limited	170,914
37,410	Murray & Roberts Holdings Limited	134,327
8,600	NCC AB	224,586
1,000	NEC Networks & System Integration Corporation	13,532
2,000	Nippo Corporation	14,082
4,000	Nippon Densetsu Kogyo Company Limited	38,482
7,000	Nippon Koei Company Limited	23,532
12,000	Nishimatsu Construction Company Limited	16,723
77,000	Obayashi Corporation	344,502
2,064	Obrascon Huarte Lain SA	68,614
26,000	Okumura Corporation	102,341
11,526	Orascom Construction Industries(a)(i)	460,149
2,063	Outotec Oyj	115,866
1,180	PBG SA	81,457
7,800	Peab AB†	65,333
10,000	Peace Mark Holdings Limited(a)†	0

184 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Construction & Engineering (continued)
8,500	Penta-Ocean Construction Company Limited	$14,235
39,075	Polimex Mostostal SA	48,908
244,400	Power Line Engineering PCL	11,431
22,537	Punj Lloyd Limited	29,849
103,674	PYI Corporation Limited	4,193
6,843	Sacyr Vallehermoso SA	75,969
3,423	Samsung Engineering Company Limited†	540,256
2,000	Sanki Engineering Company Limited	12,787
50,309	Shaw Group Incorporated†«	1,998,273
78,000	Shimizu Corporation	333,720
1,100	Sho-Bond Holdings Company Limited	23,343
36,000	Shui On Construction and Materials Limited	48,259
291,300	Sino Thai Engineering & Construction PCL†	119,092
29,289	Skanska AB	601,632
8,700	SNC-Lavalin Group Incorporated	503,616
1,052	Strabag SE†	30,936
2,000	Taihei Dengyo Kaisha Limited	15,965
2,800	Taikisha†	50,726
138,000	Taisei Corporation	325,579
24,015	Tekfen Holding AS	80,513
9,000	Toa Corporation	11,222
23,000	Toda Corporation	88,002
2,000	Toenec Corporation	11,442
1,000	Tokyo Energy & Systems Incorporated	6,882
3,880	Tokyu Construction Company Limited	11,620
2,000	Toshiba Plant Systems & Services Corporation†	27,187
20,000	Toyo Engineering Corporation	77,257
21,698	United Construction Group Limited	344,190
5,000	United Engineers	9,239
31,363	Vinci SA	1,887,846
51,077	Voltas Limited	185,735
11,040	YIT Oyj	317,642
2,000	Yokogawa Bridge Holdings Corporation	13,055

		36,230,862

Electrical Equipment: 1.20%
7,603	ABB Limited (India)	111,975
148,530	ABB Limited	3,632,119
67,422	Acuity Brands Incorporated«	3,810,691
11,991	Alstom SA	715,078
70,974	American Superconductor Corporation†	1,882,230
94,879	Ametek Incorporated	3,980,174
5,981	Areva T&D India Limited†	36,555
178,118	Babcock & Wilcox Company†	6,015,045
3,186	Bekaert SA†	345,435
20,708	Bharat Heavy Electrical Limited	915,471
78,700	Brady Corporation Class A	2,812,738
130,000	China High Speed Transmission Equipment Group Company Limited	180,945
1,900	Chiyoda Integre Company Limited	29,683
2,700	Cosel Company Limited	43,930
60,032	Crompton Greaves Limited	324,530
8,000	Daihen Corporation	36,379
7,456	Elswedy Cables Holding Company(a)(i)	59,960
61,000	Fuji Electric Holdings Company Limited	205,806
48,000	Fujikura Limited	238,225
78,000	Furukawa Electric Company Limited	330,860

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 185
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Electrical Equipment (continued)
3,800	Futaba Corporation	$75,299
7,940	Gamesa Corporation Tecnologica SA	70,003
81,312	General Cable Corporation†«	3,530,567
197,835	Graftech International Limited†«	3,958,678
48,000	GS Yuasa Corporation	345,602
28,000	Hitachi Cable Limited	80,435
29,032	Hubbell Incorporated Class B	1,959,950
300	Huber & Suhner AG	20,084
1,100	Idec Corporation†	10,798
145,500	Johnson Electric Holdings Limited	91,545
12,854	Legrand SA	539,143
3,836	LS Cable Limited†	311,651
3,641	LS Industrial Systems Company Limited†	227,335
3,500	Mabuchi Motor Company Limited	174,561
22,000	Matsushita Electric Works Limited	272,697
248,000	Mitsubishi Electric Corporation	2,931,557
163,500	Neo Neon Holdings Limited	66,760
1,104	Nexans SA†	99,970
14,100	Nidec Corporation	1,309,944
11,000	Nippon Carbon Company Limited	33,885
4,700	Nippon Signal Company Limited	37,173
8,000	Nissin Electric Company Limited	58,187
1,300	Nitto Kogyo Corporation	15,494
816	Nordex AG†	7,341
3,095	Ormat Industries	22,161
10,030	Prysmian SpA	211,766
59,871	Regal-Beloit Corporation	4,367,589
83,400	Rockwell Automation Incorporated	7,316,682
56,145	Roper Industries Incorporated	4,723,479
6,000	Sanyo Denki Company Limited	47,381
17,361	Schneider Electric SA	2,872,481
2,158	SGL Carbon AG†	80,464
44,000	Shihlin Electric	53,249
10,000	Showa Electric Wire	11,246
34,340	Silitech Technology Corporation	87,042
92,000	Sumitomo Electric Industries Limited†	1,343,928
89,769	Suzlon Energy Limited†	92,516
198,000	TECO Electric & Machinery Company Limited	115,817
4,785	Tognum AG	120,242
1,300	Toyo Tanso Company Limited	72,147
17,300	Ushio Incorporated	354,861
11,591	Vestas Wind Systems AS†	399,238
336,000	Walsin Lihwa Corporation	177,900
91,060	Woodward Governor Company	2,994,963
40,000	Ya Hsin Industrial Company Limited(a)†	0

		67,401,640

Industrial Conglomerates: 1.22%
98,300	3M Company	9,066,209
284,600	Aboitiz Equity Ventures Incorporated	306,864
13,276	Aditya Birla Nuvo Limited	227,010
21,880	Antarchile SA	432,234
66,000	Beijing Enterprises Holdings Limited	366,102
193,100	Berjaya Corporation Berhad†	65,833
47,496	Bidvest Group Limited	1,064,251
51,819	Boustead Holdings Berhad	91,390

186 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Industrial Conglomerates (continued)
129,000	CITIC Pacific Limited	$336,248
1,178	CJ Corporation†	74,071
2,926	Clal Industries and Investments†	21,677
19,942	Compagnie Industriali Riunite	42,875
12,635	Cookson Group plc	134,332
2,629	DCC plc — United Kingdom Exchange	84,530
1,395	DCC plc — Ireland Exchange	44,757
312	Delek Group Limited	74,474
1,353	Discount Investment Corporation	25,658
114,000	DMCI Holdings Incorporated	88,658
88,596	Dogan Sirketler Grubu Holdings†	65,391
2,874	Doosan Corporation†	316,250
67,952	Empresas Copec SA	1,139,554
108,583	Enka Insaat Ve Sanayi AS	358,604
495,524	Far Eastern Textile Company Limited	767,099
107,000	Fraser & Neave Limited	471,985
21,000	Gallant Venture Limited†	6,109
1,238,207	General Electric Company	25,903,290
62,977	Grupo Carso SAB de CV	202,421
136,000	Hankyu Hanshin Holdings Incorporated†	655,021
14,000	Haw Par Corporation Limited	67,919
11,000	Hong Leong Asia Limited†	23,180
250,000	Hutchison Whampoa Limited	2,943,631
205,052	Jaiprakash Associates Limited†	349,719
34,869	Jardine Matheson Holdings Limited	1,610,948
24,310	Jardine Strategic Holdings Limited	669,984
1,000	Katakura Industries Company Limited	10,476
73,000	Keihan Electric Railway Company Limited	306,082
151,138	Keppel Corporation Limited	1,338,114
127,584	Koc Holding AS	534,676
64,377	Koninklijke Philips Electronics NV	2,101,884
1,354	Koor Industries Limited	33,041
17,390	LG Corporation	1,189,957
265,450	Malaysian Resources Corporation Berhad†	180,128
9,000	Miramar Hotel & Investment Company Limited	10,921
109,200	MMC Corporation Berhad†	97,011
137,568	NWS Holdings Limited	214,089
59,506	Orkla ASA	541,910
1,096	Przedsiebiorstwo Eksportu I Importu Kopex SA†	7,975
23,401	Quinenco SA	80,651
3,555	Rheinmetall Berlin	288,211
5,696	Samsung Techwin Company Limited†	397,241
109,000	Sembcorp Industries Limited	407,957
62,000	Shanghai Industrial Holdings Limited	222,111
53,979	Siemens AG	7,269,315
22,187	Siemens India Limited	415,335
287,840	Sime Darby Berhad	845,450
3,162	SK Corporation	369,367
20,425	SM Investments Corporation	216,011
20,401	Smiths Group plc	443,414
38,828	Sonae SGPS SA	43,829
57,370	Tyco International Limited	2,601,156
1,564	Wendel	161,436
4,064	Yazicilar Holding AS	31,648

		68,457,674

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 187
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Machinery: 2.56%
5,196	Aalberts Industries NV	$110,780
2,700	Aida Engineering Limited	14,522
25,700	Alfa Laval AB	524,664
41,000	Amada Company Limited	366,872
5,200	Amano Corporation	50,217
1,797	Andritz AG	151,737
12,000	Asahi Diamond Industrial Company Limited	231,477
158,796	Ashok Leyland Limited	164,006
395,800	Asian Insulators PCL	50,227
31,257	Astec Industries Incorporated†	1,073,053
37,551	Atlas Copco AB Class A	943,281
23,892	Atlas Copco AB Class B	542,829
4,800	ATS Automation Tooling Systems Incorporated†	34,584
9,718	Austal Limited	29,386
3,000	Bando Chemical Industries Limited	14,229
2,770	Bodycote plc	13,748
15,906	Bradken Limited	133,282
79,860	Briggs & Stratton Corporation«	1,607,582
256	Bucher Industries AG	55,548
42,890	Bucyrus International Incorporated Class A	3,905,563
2,050	Cargotec Corporation	91,656
85,700	Caterpillar Incorporated	8,821,101
7,702	Charter International plc	94,970
300,000	China Infrastructure Machinery Holdings Limited	167,951
5,000	CKD Corporation	55,376
78,638	Clarcor Incorporated«	3,235,167
139	Construcciones y Auxiliar de Ferrocarriles SA	76,514
88,000	Cosco Corporation Singapore Limited†	135,619
41,847	CSBC Corporation Taiwan	36,717
25,985	Cummins Incorporated	2,627,603
10,280	Cummins India Limited	147,756
11,150	Daewoo Shipbuilding & Marine Engineering Company Limited	339,297
14,500	Daifuku Company Limited	116,631
73,794	Danaher Corporation	3,733,976
3,073	Demag Cranes AG	147,912
43,200	Donaldson Company Incorporated	2,432,160
16,140	Doosan Infracore Company Limited†	364,696
42,000	Ebara Corporation	244,386
38,047	ESCO Technologies Incorporated	1,456,820
21,200	FANUC Limited	3,286,058
33,231	Flowserve Corporation	4,152,878
3,700	Fuji Machine Manufacturing Company Limited	90,323
3,000	Fujitec Company Limited	15,623
61,000	Furukawa Company Limited	72,331
30,882	Gardner Denver Incorporated	2,258,709
8,906	GEA Group AG†	275,231
206	Georg Fischer AG†	115,960
689	Gildemeister AG	15,232
6,500	Glory Limited	157,405
33,300	Graco Incorporated«	1,355,643
50,000	Haitian International Holdings Limited†	56,048
3,253	Hanjin Heavy Industries & Construction Company Limited	87,332
2,009	Hanjin Heavy Industries & Construction Holdings Company Limited	20,553
41,800	Harsco Corporation	1,428,306

188 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Machinery (continued)
10,670	Heidelberger Druckmaschinen AG	$52,226
23,900	Hexagon AB	527,161
33,000	Hino Motors Limited	181,933
1,000	Hisaka Works Limited	14,253
12,600	Hitachi Construction Machinery Company Limited†	314,365
77,500	Hitachi Zosen Corporation	118,422
7,200	Hoshizaki Electric Company Limited	132,725
4,000	Hosokawa Micron Corporation	18,972
5,106	Hyundai Heavy Industries Company Limited	1,956,991
1,347	Hyundai Mipo Dockyard Company Limited†	204,803
124,663	IDEX Corporation	5,141,102
18,425	IMI plc	266,278
69	Industrea Limited	94
67,436	Invensys plc	389,615
22,000	Iseki & Company Limited	59,434
219,000	Ishikawajima-Harima Heavy Industries Company Limited	572,899
39,865	Jain Irrigation Systems Limited	161,125
42,000	Japan Steel Works	437,430
61,000	Jaya Holdings Limited	26,620
60,771	Joy Global Incorporated	5,917,880
35,600	JTEKT Corporation	522,653
7,000	Juki Corporation	16,600
188,000	Kawasaki Heavy Industries Limited	756,091
53,244	Kaydon Corporation	2,089,295
2,500	KCI Konecranes Oyj	112,052
9,000	Kitz Corporation	40,487
111,830	Komatsu Limited	3,410,743
6,600	Komori Corporation	70,353
11,051	Kone Oyj	603,131
626	Krones AG	41,586
137,865	Kubota Corporation	1,412,272
16,100	Kurita Water Industries Limited	456,204
66,391	Lincoln Electric Holdings Incorporated	4,738,990
11,000	Makino Milling Machine Company Limited	102,867
17,900	Makita Corporation	753,811
1	Makita Corporation ADR	42
5,699	MAN AG	723,597
214,746	Manitowoc Company Incorporated«	4,254,118
2,000	Max Company Limited	26,795
20,000	Meidensha Corporation	91,926
48,559	Melrose plc	239,898
9,985	Metso Oyj	516,154
5,526	Meyer Burger Technology AG†	190,624
50,000	Minebea Company Limited	295,214
388,000	Mitsubishi Heavy Industries Limited	1,645,816
3,000	Mitsuboshi Belting Company Limited	17,676
77,000	Mitsui Engineering & Shipbuilding Company Limited	211,784
3,000	Miura Company Limited	83,870
11,928	Morgan Crucible Company	56,194
11,000	Mori Seiki Company Limited	140,786
61,000	Mueller Industries Incorporated	2,072,780
231,545	Mueller Water Products Incorporated	940,073
18,100	Nabtesco Corporation	428,798
35,000	Nachi-Fujikoshi Corporation	195,954
1,000	Namura Shipbuilding Company Limited	5,538

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 189
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Machinery (continued)
32,721	Navistar International Corporation†	$2,028,048
36,000	NGK Insulators Limited	654,385
14,000	Nippon Sharyo Limited	74,445
6,000	Nippon Thompson Company Limited	50,021
900	Nitta Corporation	17,185
700	Nitto Kohki Company Limited	17,893
1,131	NKT Holding AS	64,201
47,321	Nordson Corporation«	5,153,730
4,000	Noritake Company Limited	17,358
54,000	NSK Limited	514,223
68,000	NTN Corporation	364,085
2,380	OILES Corporation	48,150
15,000	Okuma Corporation	140,456
1,000	Organo Corporation	7,555
9,500	OSG Corporation	138,775
53,700	Paccar Incorporated	2,691,981
24,500	Parker Hannifin Corporation	2,184,910
55,222	Pentair Incorporated«	2,047,632
4,110	Rotork plc	118,929
8,000	Ryobi Limited	34,717
25,110	Samsung Heavy Industries Company Limited	803,864
61,147	Sandvik AB	1,173,008
122,000	Sany Heavy Equipment International Holdings Company Limited†	168,243
4,000	Sasebo Heavy Industries Company Limited	9,486
23,020	Scania AB Class B	513,203
3,274	Schindler Holding AG	368,946
1,005	Schindler Holding SA	114,010
1,200	Seco Tools	19,932
99,200	Sembcorp Marine Limited	417,298
2,500	Shima Seiki Manufacturing Limited	61,427
13,649	Shin Zu Shing Company Limited	34,000
11,000	Shinmaywa Industries Limited	48,139
180,000	Singamas Container Holding	60,092
86,000	Sinotruk Hong Kong Limited	82,378
5,500	Sintokogio Limited	60,711
976	SKF AB Class A	27,121
20,700	SKF AB Class B	576,852
7,900	SMC Corporation	1,347,167
89,794	Snap-on Incorporated	5,156,869
3,670	Spirax-Sarco Engineering plc	109,240
30,000	SPX Corporation	2,392,800
3,438	STX Shipbuilding Company Limited†	83,106
1,131	Sulzer AG	175,414
84,000	Sumitomo Heavy Industries Limited	588,375
9,000	Tadano Limited	50,168
36,961	Tata Motors Limited	884,116
10,387	Tata Motors Limited Class A	138,130
10,088	Tata Motors Limited ADR	248,367
11,575	Thermax India Limited	142,217
19,500	THK Company Limited	512,499
47,270	Timken Company	2,302,994
1,100	Tocalo Company Limited	20,331
1,300	Torishima Pump Manufacturing Company Limited	23,964
46,785	Toro Company«	2,919,384

190 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Machinery (continued)
4,043	Toromont Industries Limited	$130,043
10,000	Toshiba Machine Company Limited	59,899
12,469	Trelleborg AB Class B	125,111
130,079	Trinity Industries Incorporated	4,051,961
11,000	Tsubakimoto Chain Company	67,905
18,000	Tsugami Corporation	134,442
1,000	Tsukishima Kikai Company Limited	9,474
500	Union Tool Company	12,432
188,083	United Tractors	494,647
7,105	Vallourec SA†	736,027
13,377	Valmont Industries Incorporated«	1,365,524
27,800	Volvo AB Class A	479,310
62,080	Volvo AB Class B	1,074,266
279	Vossloh AG	35,863
74,490	Wabtec Corporation	4,228,052
4,539	Wartsila Oyj Class B	348,882
48,100	WEG SA	579,640
11,814	Weir Group plc	329,181
181,000	Yangzijiang Shipbuilding Holdings Limited†	254,749
5,982	Zardoya-Otis SA	93,280

		144,103,845

Marine: 0.17%
40	AP Moller-Maersk AS A Shares	385,712
87	AP Moller-Maersk AS B Shares	863,881
6,000	Chinese Maritime Transport Limited	12,485
227	Compagnie Maritime Belge SA†	6,835
307,000	China Cosco Holdings Company Limited	327,577
1,300	DS Norden AS	46,124
12,000	Daiichi Chuo Kisen Kaisha	29,045
303,000	Evergreen Marine Corporation (Taiwan) Limited	266,871
45,497	Genco Shipping & Trading Limited«	552,334
8,635	Hanjin Shipping Company Limited	268,113
11,912	Hanjin Shipping Holding Company†	161,648
6,018	Hyundai Merchant Marine Company Limited†	149,285
9,500	Iino Kaiun Kaisha Limited	51,562
1,100	Inui Steamship Company Limited	7,893
82,000	Kawasaki Kisen Kaisha Limited	356,849
31,418	Kirby Corporation†«	1,738,672
3,262	Kuehne & Nagel International AG†	438,514
14,000	Malaysian Bulk Carriers Berhad	12,208
146,700	MISC Berhad†	365,488
150,000	Mitsui OSK Lines Limited	991,993
80,000	Neptune Orient Lines Limited	128,951
215,000	Nippon Yusen Kabushiki Kaisha	946,152
23,000	Orient Overseas International Limited	185,169
155,000	Pacific Basin Shipping Limited	90,158
70,800	Precious Shipping PCL	40,986
73,800	Regional Container Lines PCL†	25,103
31,652	Shih Wei Navigation Company Limited	40,274
2,000	Shinwa Kaiun Kaisha Limited	4,865
33,100	Shipping Corporation of India Limited	72,723
132,000	Shun Tak Holdings Limited	72,712
128,800	Sincere Navigation Corporation	142,236
9,000	STX Pan Ocean Company Limited	75,861

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 191
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Marine (continued)
3,981	STX Pan Ocean Company Limited	$33,379
20,000	Taiwan Navigation Company Limited	22,254
81,840	Thoresen Thai Agencies PCL†	48,716
58,000	U-Ming Transport Corporation	115,427
199,250	Wan Hai Lines Limited	135,973
259,416	Yang Ming Marine Transport	218,891

		9,432,919

Road & Rail: 0.94%
36,300	Arkansas Best Corporation	861,036
384,312	Asciano Group	686,709
166,700	Avis Budget Group Incorporated†	2,553,844
30,500	Canadian National Railway Company	2,230,796
9,100	Canadian Pacific Railway Limited	617,625
235	Central Japan Railway Company	2,099,933
181,000	Comfortdelgro Corporation Limited	220,593
85,391	Con-Way Incorporated«	2,780,331
5,767	Container Corporation of India	141,643
14,780	DSV A/S	341,666
46,200	East Japan Railway Company	3,213,471
124,000	Evergreen International Storage & Transport Corporation	102,336
25,434	Firstgroup plc	150,833
19,000	Fukuyama Transporting Company Limited	98,014
59,340	Genesee & Wyoming Incorporated†	3,091,021
1,463	Go-Ahead Group plc	33,463
88,324	Heartland Express Incorporated«	1,465,295
4,600	Hitachi Transport System Limited	73,888
56,214	J.B. Hunt Transport Services Incorporated	2,339,065
61,118	Kansas City Southern†«	3,290,593
56,000	Keihin Electric Express Railway Company Limited	462,074
63,000	Keio Corporation	420,488
52,000	Keisei Electric Railway Company Limited	366,775
197,000	Kintetsu Corporation	621,307
1,506	Korea Express Company Limited†	142,704
78,494	Landstar System Incorporated	3,490,628
3,000	Maruzen Showa Unyu Company Limited	10,305
148,806	MTR Corporation Limited	547,418
112,000	Nagoya Railroad Company Limited†	306,681
52,000	Nankai Electric Railway Company Limited	211,674
29,635	National Express Group plc	119,477
110,000	Nippon Express Company Limited	473,321
7,000	Nippon Konpo Unyu Soko Company Limited†	80,863
39,000	Nishi-Nippon Railroad Company Limited	167,337
42,600	Norfolk Southern Corporation	2,793,708
72,000	Odakyu Electric Railway Company Limited	669,788
67,902	Old Dominion Freight Line†«	2,090,024
29,636	Ryder System Incorporated	1,417,490
52,000	Sagami Railway Company Limited	170,992
28,000	Sankyu Incorporated	132,119
1,684	SBS Transit Limited	2,569
19,000	Seino Holdings Company Limited	144,466
4,000	Senko Company Limited	13,544
65,000	SMRT Corporation Limited	100,173
25,848	Stagecoach Group plc	87,023
96,000	Tobu Railway Company Limited	465,888

192 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Road & Rail (continued)
123,000	Tokyu Corporation	$569,855
2,911	TransForce Incorporated	41,198
24,000	Transport International Holdings Limited	73,960
75,100	Union Pacific Corporation	7,165,291
84,474	Werner Enterprises Incorporated«	1,989,363
214	West Japan Railway Company	886,816

		52,627,474

Trading Companies & Distributors: 0.84%
36,905	Adani Enterprises Limited	498,236
3,463	Alesco Corporation Limited	11,177
26,651	Ashtead Group plc	74,259
313	BayWa AG†	14,038
18,994	Bunzl plc	234,670
4,012	Daewoo International Corporation†	119,524
81,562	Fastenal Company«	5,067,447
9,000	Finning International Incorporated	256,137
66,234	GATX Corporation«	2,297,657
8,472	Grafton Group plc	43,899
21,000	Hanwha Chemical Corporation	97,549
2,200	Inaba Denki Sangyo Company Limited	64,140
190,200	Itochu Corporation	1,966,985
24,000	Iwatani International Corporation	77,746
11,000	Japan Pulp & Paper Company Limited	43,164
9,000	JFE Shoji Holdings Incorporated	42,797
34,000	Kanematsu Corporation†	40,315
3,266	Kloeckner & Company	106,138
3,100	Kuroda Electric Company Limited	43,011
211,000	Marubeni Corporation	1,612,065
8,100	Misumi Group Incorporated	199,418
180,200	Mitsubishi Corporation	4,980,529
33	Mitsubishi Corporation ADR	1,834
205,100	Mitsui & Company Limited	3,725,672
263	Mitsui & Company Limited ADR«	96,045
69,525	MSC Industrial Direct Company«	4,393,285
13,000	Nagase & Company Limited	168,449
500	Nichiden Corporation	14,547
448,113	Noble Group Limited†	722,308
1,500	Okaya & Company Limited	16,613
700	Onoken Company Limited	6,306
11,459	Ramirent Oyj†	190,229
5,331	Reece Australia Limited	124,838
2,527	Rexel SA	61,025
3,149	Russel Metals Incorporated	82,327
16,282	Samsung Corporation	966,936
22,953	Seven Network Limited	213,364
500	Shinwa Company Limited Nagoya	6,027
78,253	SIG plc	164,994
23,850	SK Networks Company Limited†	242,586
160,700	Sojitz Corporation	361,455
148,500	Sumitomo Corporation	2,192,873
4,592	Superior Plus Corporation	53,126
7,000	Tat Hong Holdings Limited	4,403
32,300	Toyota Tsusho Corporation	610,425
20,543	Travis Perkins plc	332,287

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 193
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Trading Companies & Distributors (continued)
900	Trusco Nakayama Corporation	$16,316
95,891	United Rentals Incorporated†«	2,970,703
39,095	Watsco Incorporated†«	2,524,755
64,124	Wesco International Incorporated†«	3,733,299
20,266	Wolseley plc	705,361
34,680	WW Grainger Incorporated«	4,619,723
2,900	Yamazen Corporation	17,052
10,000	Yuasa Trading Company Limited†	11,491

		47,241,555

Transportation Infrastructure: 0.13%
26,569	Abertis Infraestructuras SA†	533,826
1,420	Aeroports de Paris	125,861
53,200	Airports of Thailand PCL	57,419
3,972	Ansaldo STS SpA	55,798
16,101	Atlantia SpA	368,828
152,439	Auckland International Airport Limited	254,606
48,400	Bangkok Expressway PCL	29,760
22,450	BBA Aviation plc†	81,203
6,400	Bintulu Port Holdings Berhad	13,763
12,968	Brisa-Auto Estradas de Portugal SA	93,323
137,685	China Merchants Holdings International Company Limited	581,643
19,155	Cia de Concessoes Rodoviarias	534,194
333,697	ConnectEast Group	149,492
252,518	Cosco Pacific Limited	486,360
155	Flughafen Wien AG	10,410
200	Flughafen Zuerich AG	81,208
2,361	Forth Ports plc†	58,378
1,636	Fraport AG	116,537
10,922	Gemina SpA†	8,719
25,322	Groupe Eurotunnel SA†	255,050
1,110	Hamburger Hafen Und Logistik AG	50,509
10,000	Hong Kong Aircraft Engineering Company Limited	153,955
67,500	Hopewell Highway Infrastructure Limited	48,623
134,600	International Container Term Services Incorporated	112,398
7,800	Japan Airport Terminal Company Limited	118,232
36,000	Kamigumi Company Limited	316,411
3,272	Koninklijke Vopak NV	158,167
149,578	Macquarie Airports Group	470,585
27,037	Macquarie Atlas Roads Limited†	45,558
50,200	Malaysia Airports Holdings Berhad	99,725
21,000	Mitsubishi Logistics Corporation	278,528
9,000	Mitsui-Soko Company Limited	38,506
49,540	Mundra Port & Special Economic Zone Limited	151,033
4,000	Nissin Corporation	11,344
136,500	Plus Expressways Berhad	197,333
2,269	Port of Tauranga Limited	13,401
16,000	SIA Engineering Company	51,832
53,666	Singapore Airport Terminal Services Limited	107,602
1,409	Societa Iniziative Autostradali e Servizi SpA	15,545
299	Societe Des Autoroutes Paris-Rhin-Rhone	21,538
17,000	Sumitomo Warehouse Company Limited	93,515
40,981	TAV Havalimanlari Holding AS†	165,590
120,573	Transurban Group	655,546
8,100	Westshore Terminals Investment Corporation	179,750

		7,451,604

194 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Information Technology: 14.07%

Communications Equipment: 1.57%
60,000	AAC Acoustic Technologies Holdings Incorporated	$150,693
800	Aiphone Company Limited	12,958
170,658	Alcatel SA	844,737
204,700	Arris Group Incorporated†«	2,702,040
27,962	Black Box Corporation	1,067,869
243,736	Brocade Communications Systems Incorporated†	1,552,598
64,000	BYD Electronic International Company Limited	40,678
296,000	China Wireless Technologies Limited	109,841
144,580	Ciena Corporation†«	3,986,071
833,849	Cisco Systems Incorporated†	15,476,237
62,920	Comba Telecom Systems Holdings Limited	66,006
40,025	Compal Communications Incorporated	38,011
42,210	Comtech Telecommunications Corporation«	1,141,781
73,749	D-Link Corporation†	63,964
2,000	Denki Kogyo Company Limited	9,437
5,800	Echostar Corporation†	201,260
147,835	Emulex Corporation†	1,626,185
552	EVS Broadcast Equipment SA	33,608
47,838	F5 Networks Incorporated†	5,645,362
180,194	Harmonic Incorporated†	1,731,664
100,944	High Tech Computer Corporation	3,613,990
5,000	Hitachi Kokusai Electric Incorporated	48,102
600	Icom Incorporated	16,693
68,232	Interdigital Incorporated«	3,253,302
2,000	Japan Radio Company Limited	5,868
356,459	JDS Uniphase Corporation†	8,793,844
77,184	Juniper Networks Incorporated†	3,396,096
31,187	Motorola Mobility Holdings Incorporated†	941,847
35,642	Motorola Solutions Incorporated	1,377,207
241,913	Nokia Oyj†	2,096,439
51,295	Polycom Incorporated†	2,451,901
238,997	Qualcomm Incorporated†	14,239,441
30,915	Research in Motion Limited†	2,041,271
87,473	Riverbed Technology Incorporated†«	3,611,760
317,935	Sonus Networks Incorporated†	963,343
75,318	Spirent plc	191,007
105,420	Tekelec†«	808,571
3,200	Telefonaktiebolaget LM Ericsson Class A	39,864
193,778	Telefonaktiebolaget LM Ericsson Class B	2,493,512
194,264	Tellabs Incorporated	1,047,083
20,000	VTech Holdings Limited	213,020
23,446	Zinwell Corporation	40,040

		88,185,201

Computers & Peripherals: 1.74%
345,517	Acer Incorporated	833,971
46,092	Advantech Company Limited	126,746
164,761	Amtran Technology Company Limited†	140,130
137,488	Apple Incorporated†	48,562,136
83,280	Asustek Computer Incorporated	753,095
168,032	BenQ Corporation†	100,547
91,614	Catcher Technology Company Limited	381,892
57,017	Chicony Electronics Company Limited	107,145
65,586	Clevo Company†	112,665

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 195
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Computers & Peripherals (continued)
511,000	CMC Magnetics Corporation†	$119,560
581,754	Compal Electronic Incorporated	679,596
33,436	Diebold Incorporated	1,175,610
1,900	Eizo Nanao Corporation	47,892
71,978	Electronics For Imaging Incorporated†	1,110,621
43,672	Elitegroup Computer Systems	15,562
307,720	EMC Corporation†	8,373,061
136,935	Foxconn Technology Company Limited	487,952
249,000	Fujitsu Limited	1,680,191
6,728	Gemalto NV	334,467
341,415	Hewlett-Packard Company	14,895,936
288,775	Inventec Company Limited	148,528
35,200	Jess Link Products Company Limited	79,637
596,000	Lenovo Group Limited	360,447
42,000	Lexmark International Incorporated†	1,576,260
51,465	Lite-On IT Corporation	51,211
329,011	Lite-On Technology Corporation	409,231
8,712	Logitech International SA†	165,688
900	Megachips Corporation	19,462
2,000	Melco Holdings Incorporated	76,401
112,218	Micro-Star International Company Limited	60,924
90,131	Mitac International Corporation	40,146
330,149	NEC Electronics Corporation	908,056
53,181	NetApp Incorporated†	2,747,330
224,150	Pegatron Corporation†	263,732
55,800	QLogic Corporation†	1,007,748
426,766	Quanta Computer Incorporated	833,533
272,159	Ritek Corporation†	79,323
250,707	Seagate Technology plc	3,183,979
20,800	Seiko Epson Corporation	347,578
55,928	Synaptics Incorporated†«	1,649,876
497,000	Toshiba Corporation	3,250,351
122,000	TPV Technology Limited	71,746
35	Wacom Company Limited	52,754
1,542	Wincor Nixdorf AG	129,205
275,267	Wistron Corporation	489,516

		98,041,437

Electronic Equipment & Instruments: 1.76%
51,000	Agilent Technologies Incorporated†	2,146,080
20,600	Alps Electric Company Limited†	275,237
99,080	Amphenol Corporation Class A	5,695,118
45,941	Anixter International Incorporated	3,290,294
9,000	Anritsu Corporation	84,164
3,400	Arisawa Manufacturing Company Limited	20,158
65,514	Arrow Electronics Incorporated†	2,568,149
1,011,319	AU Optronics Corporation†	914,529
78,923	Avnet Incorporated†	2,699,956
25,028	AVX Corporation	399,197
103,104	Benchmark Electronics Incorporated†«	1,944,541
112,344	Brightpoint Incorporated†	1,415,534
243,600	Calcomp Electronics PCL	26,133
2,400	Canon Electronics Incorporated	73,404
11,138	Celestica Incorporated NPV†	131,952
70,443	Cheng Uei Precision Industry Company Limited	134,506

196 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Electronic Equipment & Instruments (continued)
81,370	Chroma ATE Incorporated	$241,262
608,075	Chunghwa Picture Tubes Limited†	81,562
51,300	Citizen Holdings Company Limited	330,482
4,800	CMK Corporation	25,055
59,034	Cognex Corporation	1,647,639
6,000	Daishinku Corporation	33,005
22,600	Delta Electronics (Thailand) PCL	20,327
289,531	Delta Electronics Incorporated	1,202,040
88,000	Digital China Holdings Limited	160,904
33,226	Dolby Laboratories Incorporated Class A†«	1,680,239
44,350	Electrocomponents plc	199,278
3,900	Enplas Corporation	58,163
3,600	ESPEC Corporation	31,729
41,210	Everlight Electronics Company Limited	115,261
1,640	Evertz Technologies Limited	31,921
435,700	Flextronics International Limited†	3,524,813
94,359	FLIR Systems Incorporated«	3,047,796
173,000	Foxconn International Holdings Limited†	122,397
58,100	FUJIFILM Holdings Corporation	2,031,245
4,800	Hakuto Company Limited	53,630
15,780	Halma plc	86,321
10,200	Hamamatsu Photonics	391,516
194,800	Hana Microelectronics PCL	162,466
523,962	Hannstar Display Corporation†	94,587
900	Hioki EE Corporation	18,593
3,800	Hirose Electric Company Limited	433,861
5,900	Hitachi High Technologies Corporation	137,033
516,000	Hitachi Limited	3,122,303
1,099,535	Hon Hai Precision Industry Company Limited	4,028,955
4,000	Horiba Limited	124,736
6,500	Hosiden Corporation	74,372
52,700	Hoya Corporation	1,256,863
16,200	Ibiden Company Limited	557,460
5,101	Ingenico SA†	193,154
89,473	Ingram Micro Incorporated†	1,783,197
919,723	Innolux Display Corporation	977,014
78,860	Insight Enterprises Incorporated†	1,442,349
62,262	Itron Incorporated†«	3,530,878
110,500	Jabil Circuit Incorporated	2,368,015
2,000	Japan Aviation Electronics Industry Limited	16,820
2,900	Japan Cash Machine Company Limited	25,985
76,000	Ju Teng International Holdings Limited	29,081
3,800	Kaga Electronics Company Limited	49,843
5,000	Keyence Corporation	1,359,330
84,500	Kingboard Chemicals Holdings Limited	448,649
121,000	Kingboard Laminates Holdings Limited	107,669
3,700	KOA Corporation	45,591
2,324	Kudelski SA	44,274
21,700	Kyocera Corporation	2,249,447
30	Kyocera Corporation ADR	3,133
7,493	Laird Group plc	19,514
20,244	Largan Precision Company Limited	551,917
2,021	LG Innotek Company Limited	226,725
28,650	LG Phillips LCD Company Limited†	903,080
35,451	Littelfuse Incorporated	1,872,876
8,700	Mitsumi Electric Company Limited	143,679

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 197
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Electronic Equipment & Instruments (continued)
52,941	MMI Holdings Limited†	$123,561
31,391	Molex Incorporated«	876,751
39,647	Molex Incorporated Class A	912,674
300	Muramoto Electron Thailand PCL	2,139
25,400	Murata Manufacturing Company Limited	1,887,806
25,434	Nan Ya Printed Circuit Board Corporation	90,631
139,089	National Instruments Corporation	4,329,841
9,200	Nichicon Corporation	130,344
7,000	Nidec Copal Electronics Corporation	55,535
3,000	Nidec Sankyo Corporation	24,644
3,200	Nihon Dempa Kogyo Company Limited	59,967
17,000	Nippon Chemi-Con Corporation	119,699
49,000	Nippon Electric Glass Company Limited	815,818
64,000	Oki Electric Industry Company Limited	54,764
24,604	Omron Corporation	681,230
2,730	Optex Company Limited	40,313
5,000	Osaki Electric Company Limited	47,369
58,591	Pan-International Industrial	75,437
57,248	Plexus Corporation†	1,799,305
18,366	Premier Farnell plc	90,525
4,200	Ryosan Company Limited	110,128
800	Ryoyo Electro Corporation	9,241
379,400	Samart Corporation PCL†	104,234
7,560	Samsung Electro-Mechanics Company Limited†	858,775
4,754	Samsung SDI Company Limited†	697,661
900	Sanshin Electronics Company Limited	7,987
31,000	Shimadzu Corporation	274,739
188,000	Sintek Photronic Corporation†	183,595
11,000	SMK Corporation	61,317
5,597	Spectris plc	126,837
2,000	Star Micronics Company Limited	22,713
186,462	Synnex Technology International Corporation	440,032
11,000	Taiyo Yuden Company Limited	179,647
16,000	Tamura Corporation	50,266
16,200	TDK Corporation	1,087,195
73,053	Tech Data Corporation†	3,621,968
2,000	Teikoky Tsushin Kogyo Company	4,890
14,000	TOKO Incorporated	34,399
6,200	Topcon Corporation	33,348
3,700	Toyo Corporation	38,083
72,059	Trimble Navigation Limited†	3,541,700
71,407	Tripod Technology Corporation	316,863
22,000	Truly International	5,932
49,972	Tyco Electronics Limited	1,800,991
208,402	Unimicron Technology Corporation	385,320
25,000	Venture Corporation Limited	185,957
284,054	Vishay Intertechnology Incorporated†«	4,956,742
17,769	Vishay Precision Group†	294,077
28,000	Wasion Group Holdings Limited†	15,172
16,000	WBL Corporation Limited	50,322
205,000	Wintek Corporation	393,502
171,768	WPG Holdings Company Limited	294,489
232,000	Yageo Corporation	114,647
7,900	Yamatake Corporation	199,902
33,000	Yaskawa Electric Corporation	384,842

198 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Electronic Equipment & Instruments (continued)
23,500	Yokogawa Electric Corporation	$181,266
3,200	Yokowo Company Limited	26,404
12,451	Young Fast Optoelectronics Company Limited	109,245

		98,761,767

Internet Software & Services: 1.20%
32	Access Company Limited	45,220
108,248	Akamai Technologies Incorporated†	4,062,547
133,266	Alibaba.com Limited	248,462
58,585	AOL Incorporated†	1,222,669
1,227	Daum Communications Corporation†	107,981
63,257	Digital River Incorporated†«	2,124,170
510	eAccess Limited	321,692
172,293	Earthlink Incorporated	1,417,971
167,508	eBay Incorporated†	5,612,356
27,472	Equinix Incorporated†	2,374,680
1,353,000	G-Resources Group Limited†	97,288
36,841	Google Incorporated Class A†	22,598,269
18	Gourmet Navigator Incorporated	26,162
10,500	Gree Incorporated	170,582
43,440	IAC InterActiveCorp†	1,349,681
6	Internet Initiative Japan Incorporated	20,133
16	Kakaku.com Incorporated	93,295
4	Mixi Incorporated†	20,097
12,292	NetEase.com Incorporated ADR†	573,422
5,475	NHN Corporation†	919,664
2,700	Open Text Corporation†	158,768
61,804	Rackspace Hosting Incorporated†	2,281,186
4	So-Net Entertainment Corporation	14,293
21,802	Telecity Group plc†	168,812
89,000	Tencent Holdings Limited	2,354,135
588	Tiscali SpA†	69
13,768	United Internet AG	238,439
131,105	United Online Incorporated	787,941
129,690	ValueClick Incorporated†	1,936,272
104,200	VeriSign Incorporated	3,677,218
62,772	VistaPrint NV†	3,214,554
90,134	WebMD Health Corporation†	5,227,772
56,094	White Energy Company Limited†	165,054
192,550	Yahoo! Incorporated†	3,157,820
1,580	Yahoo! Japan Corporation	593,912

		67,382,586

IT Services: 1.71%
92,980	Accenture Limited Class A	4,786,610
131,619	Acxiom Corporation†	2,255,950
31,680	Alliance Data Systems Corporation†	2,494,483
17,035	Amadeus IT Holding SA†	331,102
2,486	Atos Origin SA†	143,895
60,513	Broadridge Financial Solutions Incorporated	1,386,958
47,256	CACI International Incorporated Class A†«	2,803,226
11,661	Cap Gemini SA	681,318
13,600	CGI Group Incorporated†	271,146
118,475	Cielo SA	934,954
43,741	Cognizant Technology Solutions Corporation Class A†	3,362,371

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 199
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
IT Services (continued)
81,600	Computer Sciences Corporation	$3,927,408
53,681	Computershare Limited	523,051
176,577	Convergys Corporation†	2,484,438
57,456	Corelogic Incorporated	1,071,554
58,912	CSG Systems International Incorporated†	1,151,730
14,500	CSK Holdings Corporation	52,466
28,100	Fidelity National Information Services Incorporated	910,159
89,414	Fiserv Incorporated†	5,657,224
41,364	Gartner Incorporated†	1,560,250
48,013	Global Payments Incorporated	2,304,144
26,435	HCL Technologies Limited	258,393
309,000	Hi Sun Technology China Limited†	107,920
6,012	Indra Sistemas SA	116,977
2,500	Ines Corporation	21,056
62,424	Infosys Technologies Limited	4,133,237
17,827	Infosys Technologies Limited ADR«	1,189,061
185,446	International Business Machines Corporation	30,019,998
10,643	Iress Market Technology Limited	97,309
8,106	IT Holdings Corporation	92,450
3,000	Itochu Techno-Science Corporation	105,947
72,745	Logica plc†	163,078
33,296	ManTech International Corporation Class A†	1,438,387
9,756	Mphasis Limited	93,002
800	NEC Fielding Limited	9,936
60	Net One Systems Company Limited	96,155
37,505	NeuStar Incorporated Class A†	947,001
9,400	Nihon Unisys Limited†	74,230
17,300	Nomura Research Institute Limited	404,558
600	NS Solutions Corporation	13,430
148	NTT Data Corporation	525,748
720	OBIC Company Limited	144,431
2,000	Otsuka Corporation	140,089
8,475	Patni Computer Systems Limited	84,076
50,976	Redecard SA	658,723
195,155	SAIC Incorporated†«	3,188,833
135,961	Satyam Computer Services Limited†	186,227
16,451	Satyam Computer Services Limited ADR«	45,240
2,368	SK C&C Company Limited	198,428
7,620	SMS Management & Technology Limited	50,972
65,131	Tata Consultancy Services Limited	1,597,519
3,875	Tech Mahindra Limited†	55,238
99,701	Teradata Corporation†	4,767,702
2,740	TietoEnator Oyj	52,595
2,200	TKC AS	45,046
107,550	Total System Services Incorporated«	1,909,013
1,300	Transcosmos Incorporated	13,603
20,880	Wipro Limited	202,134
28,596	Wipro Limited ADR«	376,323
3,790	Wirecard AG	62,995
60,051	Wright Express Corporation†«	3,062,601

		95,844,098

200 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Office Electronics: 0.22%
40,000	Ability Enterprise Company Limited	$60,376
35,400	Brother Industries Limited	557,364
137,400	Canon Incorporated	6,617,640
7	Canon Incorporated ADR	338
58,500	Konica Minolta Holdings Incorporated	536,336
1,517	Neopost SA	143,899
3,572	OCE NV	40,419
79,565	Ricoh Company Limited	1,048,482
3,700	Riso Kagaku Corporation	67,754
19,000	Toshiba TEC Corporation	89,420
163,439	Xerox Corporation	1,756,969
33,993	Zebra Technologies Corporation†	1,268,619

		12,187,616

Semiconductors & Semiconductor Equipment: 2.80%
293,400	Advanced Micro Devices Incorporated†	2,702,214
677,999	Advanced Semiconductor Engineering Incorporated	758,980
18,500	Advantest Corporation	383,094
8,010	Aixtron AG	330,220
61,000	Alicorp	78,539
47,816	Altera Corporation	2,001,578
159,661	Amkor Technology Incorporated†	1,176,702
155,800	Applied Materials Incorporated	2,559,794
105,658	Applied Micro Circuits Corporation†«	1,109,409
88,071	ARM Holdings plc	883,374
1,848	ASM International NV†	75,013
17,500	ASM Pacific Technology	231,895
25,119	ASML Holding NV	1,090,323
108,133	Atheros Communications Incorporated†	4,845,440
244,803	Atmel Corporation†	3,593,708
50,900	ATMI Incorporated†	928,416
1,400	Axell Corporation	39,379
68,700	Broadcom Corporation Class A	2,831,814
35,117	Cabot Microelectronics Corporation†«	1,714,412
61,363	CREE Incorporated†«	3,231,989
9,097	CSR plc	57,631
44,706	Cymer Incorporated†	2,262,124
23,000	Dainippon Screen Manufacturing Company Limited	222,114
8,213	Dialog Semiconductor plc†	167,793
3,000	Disco Corporation	210,867
44,000	Elan Microelectronics Corporation	62,420
19,200	Elpida Memory Incorporated†	287,748
114,210	Epistar Corporation	389,697
202,882	Fairchild Semiconductor International Incorporated†«	3,572,752
22,410	Faraday Technology Corporation	37,555
8,600	First Solar Incorporated†«	1,267,554
12,600	Formosa Sumco Technology Corporation	24,610
62,865	Gintech Energy Corporation	198,018
4,386	Global Unichip Corporation	15,998
58,066	Greatek Electronic Incorporated	55,437
79,807	Hynix Semiconductor Incorporated	1,984,388
62,449	Infineon Technologies AG	683,207
214,888	Inotera Memories Incorporated	112,692
262,682	Integrated Device Technology Incorporated†	2,035,786
645,434	Intel Corporation	13,857,468

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 201
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Semiconductors & Semiconductor Equipment (continued)
115,000	International Rectifier Corporation†	$3,696,100
205,779	Intersil Corporation Class A«	2,631,913
144,063	King Yuan Electronics Company Limited	84,267
27,582	Kinsus Interconnect Technology Corporation	85,768
3,147	Kontron AG	38,476
323,893	LSI Logic Corporation†	2,037,287
509,192	Macronix International	368,025
80,424	Marvell Technology Group Limited†	1,470,151
158,500	Maxim Integrated Products Incorporated	4,371,430
141,367	Mediatek Incorporated	1,587,272
129,514	MEMC Electronic Materials Incorporated†«	1,757,505
102,800	Microchip Technology Incorporated«	3,794,348
528,300	Micron Technology Incorporated†	5,879,979
600	Micronics Japan Company Limited	8,068
134,100	Microsemi Corporation†	2,954,223
600	Mimasu Semiconductor Industry Company Limited	7,357
6,300	Mitsui High-Tec Incorporated	37,043
379,367	Nanya Technology Corporation	202,137
123,500	National Semiconductor Corporation«	1,914,250
6,100	NEC Electronics Corporation†	69,422
89,427	NetLogic Microsystems Incorporated†«	3,701,384
83,790	Novatek Microelectronics Corporation Limited	255,761
86,822	Omnivision Technologies Incorporated†	2,658,490
363,333	PMC-Sierra Incorporated†	2,870,331
96,286	Powertech Technology Incorporated	335,012
8,268	PV Crystalox Solar plc	8,132
3,594	Q-Cells AG†	15,350
170,168	Rambus Incorporated†«	3,496,952
49,983	Realtek Semiconductor Corporation	97,792
22,630	Renewable Energy Corporation AS†	78,798
443,323	RF Micro Devices Incorporated†«	3,324,923
15,166	Richtek Technology Corporation	119,301
13,100	Rohm Company Limited	922,389
15,054	Samsung Electronics Company Limited	12,220,345
7,000	Sanken Electric Company Limited	46,806
3,332,000	Semiconductor Manufacturing International Corporation†	265,259
99,800	Semtech Corporation†«	2,363,264
4,653	Seoul Semiconductor Company Limited	172,863
9,000	Shindengen Electric Manufacturing Company Limited	48,188
2,200	Shinkawa Limited	24,258
6,300	Shinko Electric Industries†	73,008
14,168	Silex Systems Limited†	75,732
69,865	Silicon Laboratories Incorporated†	3,171,871
483,471	Siliconware Precision Industries Company	664,738
2,700,000	Sino-Tech International Holdings Limited	85,632
3,034	Soitec SA†	38,899
3,922	Solarworld AG	47,140
39,442	STMicroelectronics NV	507,269
14,300	Sumco Corporation	262,209
2,937,298	Taiwan Semiconductor Manufacturing Company Limited	6,961,358
298,708	Teradyne Incorporated†«	5,564,930
20,600	Tokyo Electron Limited	1,344,710
4,100	Tokyo Seimitsu Company Limited	81,394
36,130	Transcend Information Incorporated	94,737
250,600	Triquint Semiconductor Incorporated†«	3,571,050

202 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Semiconductors & Semiconductor Equipment (continued)
9,400	ULVAC Incorporated	$225,678
1,710,301	United Microelectronics Corporation	885,422
114,832	Varian Semiconductor Equipment Associates Incorporated†«	5,478,635
63,797	Veeco Instruments Incorporated†«	3,035,461
44,971	VIA Technologies Incorporated†	47,394
630,000	Windbond Electronics Corporation†	207,974
76,988	Zoran Corporation†	863,035

		157,381,047

Software: 3.07%
74,344	Adobe Systems Incorporated†	2,564,868
46,780	Advent Software Incorporated†	1,356,620
54,445	Ansys Incorporated†«	3,066,342
7,139	Asseco Poland SA	127,560
130,886	Autodesk Incorporated†	5,503,756
13,333	Autonomy Corporation plc†	356,117
3,449	Aveva Group plc	89,373
54,598	Blackboard Incorporated†	1,911,476
107,400	BMC Software Incorporated†	5,316,300
442,000	Cadence Design Systems Incorporated†	4,397,900
5,100	Capcom Company Limited	98,316
89,263	Check Point Software Technologies†«	4,448,868
28,600	Citrix Systems Incorporated†	2,006,576
70,220	Concur Technologies Incorporated†	3,653,547
4,240	Dassault Systemes SA	324,671
800	DTS Corporation	9,105
196,432	Electronic Arts Incorporated†«	3,692,922
25,841	Factset Research Systems Incorporated«	2,710,204
65,902	Fair Isaac Corporation«	1,841,961
3,146	Financial Technologies (India) Limited	53,412
2,600	Fuji Soft Incorporated	44,623
130,295	Henry Jack & Associates Incorporated«	4,157,713
2,030	I-Flex Solutions Limited	91,849
54,838	Informatica Corporation†«	2,577,934
43,442	Intuit Incorporated†	2,284,180
340,000	Kingdee International Software Group Company Limited	206,497
9,500	Konami Corporation	199,859
1,752	MacDonald Dettwiler & Associates Limited	94,349
90,925	McAfee Incorporated†	4,359,854
186,472	Mentor Graphics Corporation†«	2,964,905
20,166	Micro Focus International plc	92,775
47,229	Micros Systems Incorporated†	2,249,990
1,135,871	Microsoft Corporation	30,191,451
22,999	Misys plc	122,858
1,699	NCsoft Corporation	338,950
3,490	Neowiz Games Corporation†	142,818
4,405	Nice Systems Limited†	151,320
13,200	Nintendo Company Limited	3,867,783
4,000	Nippon System Development Company Limited	44,007
572,819	Novell Incorporated†	3,368,176
145,344	Nuance Communications Incorporated†«	2,712,119
300	Obic Business Consultants Limited	19,730
575,615	Oracle Corporation	18,937,734
3,300	Oracle Corporation (Japan)	155,510
189,692	Parametric Technology Corporation†	4,495,700

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 203
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Software (continued)
101,751	Progress Software Corporation†«	$2,987,409
111,952	Red Hat Incorporated†	4,621,379
58,889	Rovi Corporation†	3,263,628
914	Royalblue Group plc	24,516
73,020	Sage Group plc	337,478
17,367	Salesforce.com Incorporated†	2,297,133
59,243	SAP AG	3,574,214
7,308	Shanda Interactive Entertainment Limited†	307,330
959	Software AG	154,768
106,760	Solera Holdings Incorporated	5,453,301
7,200	Square Enix Company Limited	133,958
900	Sumisho Computer Systems	14,027
134,840	Take-Two Interactive Software Incorporated†«	2,166,879
8,000	Tecmo Koei Holdings Company Limited†	66,891
5,073	Temenos Group AG†	192,469
272,414	Tibco Software Incorporated†	6,706,833
180,867	TiVo Incorporated†«	1,859,313
12,000	Trend Micro Incorporated	371,567
3,327	Ubisoft Entertainment†	36,839
131,799	Verifone Holdings Incorporated†«	5,988,947
43,886	VMware Incorporated†	3,671,064
58,408	Websense Incorporated†	1,251,099
13	Works Applications Company Limited	8,693

		172,892,313

Materials: 7.33%

Chemicals: 2.68%
54,294	A Schulman Incorporated	1,208,584
8,000	Achilles Corporation	12,224
9,800	Adeka Corporation	109,614
9,200	Agrium Incorporated†	872,322
18,207	Air Liquide SA	2,356,953
25,000	Air Water Incorporated	330,664
40,205	Airgas Incorporated	2,516,029
13,492	Akzo Nobel NV	917,323
1,424	Alexandria Mineral Oils Company(a)(i)	12,285
3,160	Arkema†	230,852
166,000	Asahi Kasei Corporation	1,144,478
3,000	Asahi Organic Chemicals Industry Company Limited	8,655
39,589	Ashland Incorporated	2,228,861
9,321	Asian Paints Limited	494,354
57,832	BASF SE NPV†	4,809,065
20,600	Batu Kawan Berhad†	102,105
1,464	Brenntag AG†	153,034
300	C Uyemura & Company Limited	13,184
13,536	Castrol India Limited	116,805
40,563	CF Industries Holdings Incorporated	5,730,741
6,226	Cheil Industries Incorporated†	658,478
189,100	China Petrochemical Development Corporation†	214,865
9,000	China Steel Chemical Corporation	38,575
5,000	Chugoku Marine Paints Limited	43,946
645	Ciech SA	6,092
17,409	Clariant AG	287,058
25,974	Coromandel International Limited	146,296

204 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Chemicals (continued)
12,493	Croda International	$321,698
75,175	Cytec Industries Incorporated	4,272,195
44,000	Daicel Chemical Industries Limited	301,204
4,000	Dainichiseika Color & Chemicals Manufacturing Company Limited	22,737
139,000	Dainippon Ink & Chemicals Incorporated	368,718
4,000	Daiso Company Limited	13,887
2,251	DC Chemical Company Limited†	738,767
66,000	Denki Kagaku Kogyo Kabushiki Kaisha	353,377
133,944	Dow Chemical Company	4,977,359
38,651	DuluxGroup Limited	109,400
1,200	Earth Chemical Company Limited	40,222
37,867	Eastman Chemical Company	3,537,156
34,938	Ecolab Incorporated	1,699,384
104,691	EI du Pont de Nemours & Company	5,744,395
477	EMS-Chemie Holdings AG†	87,227
89,112	Eternal Chemical Company Limited	94,963
4,197	Filtrona plc	20,469
43,113	FMC Corporation	3,338,671
572,170	Formosa Chemicals & Fibre Corporation	1,942,689
677,298	Formosa Plastics Corporation	2,265,477
1,818	Frutarom Industries Limited	17,191
66,000	Fufeng Group Limited†	45,254
1,000	Fujimi Incorporated	15,439
483	Givaudan SA	481,388
6,865	Grasim Industries Limited	342,022
2,371	Grasim Industries Limited GDR(a)	118,106
10,113	Hanwha Chemical Corporation†	299,103
82,928	HB Fuller Company	1,787,098
13,500	Hitachi Chemical Company Limited	312,560
1,667	Honam Petrochemical Corporation	455,654
123,000	Huabao International Holdings Limited	155,250
109,529	Huntsman Corporation	1,933,187
2,543	Hyosung Corporation†	175,116
187,819	Incitec Pivot Limited	839,490
43,515	International Flavors & Fragrances Incorporated	2,478,179
110,000	Ishihara Sangyo Kaisha Limited†	146,568
27,021	Israel Chemicals Limited	448,828
13,446	Johnson Matthey plc	405,475
23,700	JSR Corporation	506,709
7,703	K&S AG	594,735
43,000	Kaneka Corporation	315,384
35,000	Kansai Paint Company Limited	332,437
6,000	Kanto Denka Kogyo Company Limited	50,975
5,300	Kemira Oyj	77,160
12,717	Koninklijke DSM NV	746,790
2,618	Korea Kumho Petrochemical Company†	309,454
39,500	Kuraray Company Limited	556,732
14,000	Kureha Corporation	75,301
4,643	LANXESS AG	345,343
59,719	Lee Chang Yung Chemical Industry Corporation	162,211
5,583	LG Chem Limited	1,827,642
11,061	Linde AG	1,688,157
6,500	Lintec Corporation†	184,102
40,813	Lubrizol Corporation	4,443,311
17,856	Makhteshim-Agan Industries Limited	88,981
4,300	Methanex Corporation	125,121

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 205
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Chemicals (continued)
30,142	Minerals Technologies Incorporated	$1,955,613
157,000	Mitsubishi Chemical Holdings Corporation	1,145,761
67,000	Mitsubishi Gas Chemical Company Incorporated	516,802
143,000	Mitsui Chemicals Incorporated	533,158
82,408	Monsanto Company	5,924,311
73,461	Nalco Holding Company	1,878,398
911,570	Nan Ya Plastics Corporation	2,626,199
16,458	NewMarket Corporation«	2,108,434
2,000	Nihon Nohyaku Company Limited	11,026
6,000	Nihon Parkerizing Company Limited	92,635
4,000	Nippon Chemical Industrial Company Limited	10,757
18,000	Nippon Kayaku Company Limited	187,470
43,000	Nippon Paint Company Limited	314,333
20,000	Nippon Shokubai Company Limited	235,927
15,000	Nippon Soda Company Limited	79,396
7,000	Nippon Synthetic Chemical Industry Company Limited	49,801
4,000	Nippon Valqua Industries Limited	12,958
22,000	Nissan Chemical Industries Limited	254,948
19,200	Nitto Denko Corporation	1,155,920
17,000	NOF Corporation	86,034
2,850	Novozymes A/S Class B	398,515
39,523	Nufarm Limited	211,262
14,307	Nuplex Industries Limited	36,167
4,000	Okamoto Industries Incorporated	16,038
44,698	OM Group Incorporated†	1,572,923
45,289	Orica Limited	1,188,280
72,660	Oriental Union Chemical Corporation	100,147
51,350	Petkim Petrokimya Holding SA†	74,195
57,000	Potash Corporation of Saskatchewan	3,511,935
20,128	PPG Industries Incorporated«	1,778,913
45,302	Praxair Incorporated	4,502,113
67,700	PTT Chemical PCL ADR	318,849
9,480	Rhodia SA†	272,824
210,518	RPM International Incorporated«	4,835,598
33,000	Sakai Chemical Industry Company Limited	187,984
2,398	Samsung Fine Chemicals Company†	149,411
8,000	Sanyo Chemical Industries Limited	65,913
69,992	Scotts Miracle-Gro Company«	3,931,451
82,299	Sensient Technologies Corporation	2,747,141
54,300	Sherwin-Williams Company	4,459,116
4,000	Shikoku Chemicals Corporation	24,448
47,700	Shin-Etsu Chemical Company Limited	2,737,626
3,100	Shin-Etsu Polymer Company Limited	19,705
179,000	Showa Denko KK	391,675
9,866	Sidi Kerir Petrochemcials Company(a)(i)	22,238
59,744	Sigma-Aldrich Corporation«	3,817,044
120	Sika AG†	257,023
280,000	Sino Union Energy Investment Group Limited†	23,729
212,000	Sinochem Hong Kong Holding Limited	113,241
1,933	SK Chemicals Company Limited†	100,248
3,563	Solvay SA	417,925
700	ST Corporation	8,206
600	Stella Chemifa Corporation	27,138
3,100	Sumida Electric	103,378
17,000	Sumitomo Bakelite Company Limited	112,218

206 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Chemicals (continued)
191,000	Sumitomo Chemical Company Limited	$1,027,321
5,273	Symrise AG	138,362
5,707	Syngenta AG	1,912,776
150,781	Synthos SA†	222,367
113,000	Taiwan Fertilizer Company Limited	350,240
48,000	Taiyo Nippon Sanso Corporation	427,162
13,000	Takasago International Corporation	76,915
33,523	Tata Chemicals Limited	238,101
105,000	Teijin Limited	506,998
1,000	Tenma Corporation	10,794
41	Tessenderlo Chemie NV VVPR Strip†	28
865	Tessenderlo Chemie NV	29,257
200	The Israel Corporation Limited†	237,015
23,480	The Mosaic Company	2,015,758
1,325	Tikkurila Oyj†	29,803
25,000	Toagosei Company Limited	127,743
21,000	Tokai Carbon Company Limited	123,990
47,000	Tokuyama Corporation	247,051
4,200	Tokyo Ohka Kokyo	91,645
182,000	Toray Industries Incorporated	1,377,153
60,000	Tosoh Corporation	214,168
22,000	Toyo Ink Manufacturing Company Limited	111,876
63,000	TSRC Corporation	145,073
152,000	UBE Industries Limited Japan	490,532
5,961	Umicore SA	300,286
41,622	United Phosphorus Limited	125,100
3,441	Victrex plc	73,056
925	Wacker Chemie AG	170,662
94,035	WR Grace & Company†	3,577,091
10,800	Yara International ASA	572,572
600	Yushiro Chemical Industry Company Limited	9,153
351	Zaklady Azotowe Pulawy SA	13,877
22,000	Zeon Corporation	224,558

		150,832,871

Construction Materials: 0.27%
79,668	Adelaide Brighton Limited	267,676
93,738	Ambuja Cements Limited	244,052
112,000	Anhui Conch Cement Company Limited	535,696
315,329	Asia Cement Corporation	316,421
17,798	Associated Cement Companies Limited†	381,144
183,000	BBMG Corporation†	243,906
77,584	Boral Limited	434,457
6,701	Brickworks Limited	76,823
3,462	Buzzi Unicem SpA	48,968
1,279,343	Cemex SAB de CV†	1,149,057
334,000	China Resources Cement Holdings Limited	254,746
198,000	China Shanshui Cement Group Limited	149,746
116	Ciments Francais SA	11,029
13,097	Cimpor Cimentos de Portugal SA	90,637
49,345	CRH plc	1,142,952
64,333	Fletcher Building Limited	424,476
145,223	Goldsun Development & Construction Company Limited	64,930
8,071	Heidelbergcement AG	565,009
14,343	Holcim Limited	1,052,839

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 207
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Construction Materials (continued)
1,463	Imerys SA	$102,659
26,354	India Cements Limited	49,721
214,500	Indocement Tunggal Prakarsa TBK PT	350,145
3,427	Italcementi SpA	34,002
2,435	Italcementi SpA RSP	12,359
261	Italmobiliare SpA	6,714
50,042	James Hardie Industries NV	336,272
30,270	Lafarge Malayan Cement Berhad	72,934
10,817	Lafarge SA†	655,963
27,589	Martin Marietta Materials Incorporated«	2,451,559
7,805	Nuh Cimento Sanayi AS	63,465
76,819	Pretoria Portland Cement Company Limited	306,945
386	RHI AG†	14,358
887	SA Des Ciments Vicat†	75,326
360,000	Semen Gresik Persero TBK PT	353,001
2,671	Shree Cement Limited	102,016
31,300	Siam Cement Pub Company	338,849
10,000	Siam City Cement PCL	68,357
4,510	Suez Cement Company(a)(i)	27,126
40,000	Sumitomo Osaka Cement Company Limited	103,661
90,000	Taiheiyo Cement Corporation	133,121
506,746	Taiwan Cement Corporation	500,835
39,000	TCC International Holdings Limited	14,022
34,012	Texas Industries Incorporated«	1,387,009
2,650	Titan Cement Company SA	59,424
13,602	Ultra Tech Cement Limited	279,703
14,000	YTL Cement Berhad	21,846

		15,375,956

Containers & Packaging: 0.57%
139,961	Amcor Limited	986,108
14,000	AMVIG Holdings Limited	11,020
97,282	AptarGroup Incorporated	4,686,074
58,614	Bemis Company Incorporated	1,925,470
2,512	Cascades Incorporated	17,530
424	CCL Industries Incorporated	14,188
96,093	Crown Holdings Incorporated†	3,697,659
15,849	DS Smith plc†	51,272
1,500	FP Corporation	84,805
2,400	Fuji Seal International Incorporated	53,278
39,080	Greif Incorporated Class A	2,526,913
4,400	Huhtamaki Oyj	61,204
48,278	La Seda de Barcelona SA†	6,795
155	Mayr-Melnhof Karton AG	17,657
9,000	Nihon Yamamura Glass Company Limited	26,514
86,200	Owens-Illinois Incorporated†	2,628,238
56,501	Packaging Corporation of America	1,626,664
29,000	Rengo Company Limited	189,658
60,844	Rexam plc	361,025
60,173	Rock-Tenn Company Class A«	4,130,876
88,000	Sealed Air Corporation«	2,421,760
6,101	Smurfit Kappa Group plc	75,772
55,939	Sonoco Products Company	2,018,279
175,900	Temple-Inland Incorporated	4,114,301
20,200	Toyo Seikan Kaisha Limited	369,899

		32,102,959

208 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Metals & Mining: 3.48%
3,050	Aber Diamond Corporation	$37,232
4,982	Acerinox SA	94,530
11,252	African Minerals Limited†	99,050
9,417	African Rainbow Minerals Limited†	285,655
9,622	Agnico Eagle Mines Limited	676,427
18,000	Aichi Steel Corporation	129,601
8,505	Alacer Gold Corporation†	81,763
6,612	Alamos Gold Incorporated	113,109
55,139	Allegheny Technologies Incorporated«	3,698,724
317,758	Alumina Limited	769,990
516,000	Aluminum Corporation of China Limited†	509,507
392,674	Aneka Tambang TBK PT	97,929
85,112	Anglo American plc	4,612,305
8,786	Anglo Platinum Limited	854,308
52,219	Anglogold Ashanti Limited	2,546,187
23,413	Antofagasta plc	535,523
2,997	APERAM†	123,927
38,947	Aquarius Platinum Limited	257,354
59,957	ArcelorMittal	2,202,890
12,900	Assore Limited†	379,820
53,035	Atlas Iron Limited†	207,891
6,389	Aurizon Mines Limited†	45,572
6,841	Ausdrill Limited	24,517
62,500	Barrick Gold Corporation	3,298,852
393,962	BHP Billiton Limited	18,495,285
139,983	BHP Billiton plc	5,537,751
8,325	Bhushan Steel Limited	69,190
207,888	BlueScope Steel Limited	440,255
21,000	Boliden AB	448,276
4,300	Bradespar SA	114,982
13,343	Cap SA	639,320
66,898	Centamin Egypt Limited†	128,872
13,776	Centerra Gold Incorporated	264,871
28,363	CGA Mining Limited†	90,099
28,200	China Metal Recycling Holdings Limited†	32,480
156,000	China Mining Resources Group Limited†	2,965
278,043	China Rare Earth Holdings Limited	123,884
1,319,965	China Steel Corporation†	1,486,497
128,000	China Zhongwang Holdings Limited	51,936
2,600	Chubu Steel Plate Company Limited	16,368
106,687	Chung Hung Steel Corporation	63,301
19,009	Cia de Minas Buenaventura SA	870,275
65,483	Cia Minera Milpo SA	169,727
115,178	Cia Siderurgica Nacional SA	1,844,869
183,446	Cia Vale do Rio Doce	6,207,483
79,816	Cliffs Natural Resources Incorporated«	7,747,739
38,864	Coal of Africa Limited†	55,199
143,994	Coeur D’alene Mines Corporation†«	4,537,251
185,734	Commercial Metals Company«	3,096,186
5,559	Compania de Minas Buenaventura SA ADR	259,439
50,609	Compass Minerals International Incorporated«	4,730,423
17,290	Cons Thompson Iron Mines Limited†	304,317
10,995	Cudeco Limited(a)†	36,541
39,000	Daido Steel Company Limited	260,302
7,000	Delong Holdings Limited	2,724
4,548	Detour Gold Corporation†	148,019

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 209
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Metals & Mining (continued)
3,623	Dongkuk Steel Mill Company Limited†	$114,036
29,000	Dowa Mining Company Limited	203,484
32,617	Eastern Platinum Limited†	51,701
164	El Ezz Aldekhela Steel Alexandria(a)(i)	18,990
15,612	El Ezz Steel Company(a)(i)	43,725
30,770	Eldorado Gold Corporation	524,156
61,002	Equinox Minerals Limited†	359,777
305	Eramet†	110,167
95,296	Eregli Demir Ve Celik Fabrikalari Tas	294,456
13,254	Eurasian Natural Resources Corporation	207,815
6,327	European Goldfields Limited†	81,924
8,718	Exxaro Resources Limited	190,888
61,690	Feng Hsin Iron & Steel Company	103,587
8,704	First Quantum Minerals Limited	1,133,298
160,925	Fortescue Metals Group Limited	1,087,936
103,500	Fosun International	75,087
6,007	Franco-Nevada Corporation	204,407
137,464	Freeport-McMoRan Copper & Gold Incorporated Class B	7,278,719
9,400	Fresnillo plc	243,581
19,744	Fronteer Gold Incorporated†	291,623
358,000	Fushan International Energy Group Limited†	263,398
32,774	Gabriel Resources Limited†	271,894
6,192	Gammon Lake Resources Incorporated†	54,874
8,909	Gerdau SA	91,296
42,268	Gindalbie Metals Limited†	48,199
7,000	Godo Steel Limited	14,632
88,354	Gold Fields Limited	1,583,583
48,480	Goldcorp Incorporated	2,315,843
13,559	Golden Star Resources Limited†	42,845
508,414	Grupo Mexico SAB de CV	1,937,455
47,245	Harmony Gold Mining Company Limited	551,197
417,877	Hecla Mining Company†«	4,241,452
88,000	Hidili Industry International Development Limited†	72,655
141,841	Hindalco Industries Limited	630,944
47,917	Hindalco Industries Limited GDR(a)††	213,111
2,626	Hindustan Zinc Limited	73,434
16,000	Hitachi Metals Limited	218,275
8,587	Hudbay Minerals Incorporated	148,928
8,120	Hyundai Hysco†	197,343
7,606	Hyundai Steel Company†	868,184
22,249	Iamgold Corporation	471,522
44,558	Iluka Resources Limited	481,341
85,287	Impala Platinum Holdings Limited	2,517,268
15,939	Independence Group NL	110,839
13,243	Indophil Resources NL†	9,708
14,823	Industrias Penoles SAB de CV	515,636
2,652	Inmet Mining Corporation	182,369
247,428	International Nickel Indonesia TBK	141,644
100,257	Intrepid Mines Limited†	216,402
21,381	Ivanhoe Mines Limited†	605,635
62,700	JFE Holdings Incorporated	1,973,626
198,000	Jiangxi Copper Company Limited	621,610
66,764	Jindal Steel & Power Limited	970,154
109,718	JSC MMC Norilsk Nickel ADR«	2,649,690
18,584	JSW Steel Limited	357,310
16,983	Kazakhmys plc	398,665

210 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Metals & Mining (continued)
18,365	KGHM Polska Miedz SA	$1,123,702
10,507	Kingsgate Consolidated Limited	100,558
64,407	Kinross Gold Corporation	1,020,913
383,000	Kobe Steel Limited	1,044,056
1,674	Korea Zinc Company Limited	493,275
13,742	Koza Altin Isletmeleri AS	161,165
9,411	Kumba Iron Ore Limited	636,623
2,500	Kyoei Steel Limited	41,684
1,778	Labrador Iron Ore Royalty Corporation†	131,765
38,384	Lake Shore Gold Corporation†	159,217
8,473	Lonmin plc	252,893
21,355	Lundin Mining Corporation†	168,150
176,167	Lynas Corporation Limited†	349,760
25,520	MacArthur Coal Limited	306,861
303	Major Drilling Group International	13,810
12,400	Maruichi Steel Tube Limited	286,789
13,856	Medusa Mining Limited	99,317
1	Melewar Industrial Group†	0
33,385	Mercator Minerals Limited†	147,416
65,000	Midas Holdings Limited	37,820
62,536	Minara Resources Limited	53,484
16,028	Mincor Resources NL	27,579
4,880	Minefinders Corporation†	56,709
62,977	Minera Frisco SAB de CV†	266,426
5,125	Mineral Deposit Limited†	30,734
17,239	Mirabela Nickel Limited†	37,561
144,000	Mitsubishi Materials Corporation	554,489
10,000	Mitsubishi Steel Manufacturing Company Limited	38,262
57,000	Mitsui Mining & Smelting Company Limited	225,060
5,500	Mitsui Mining Company Limited	10,825
21,413	Mittal Steel South Africa Limited	277,316
163,500	Mongolian Mining Corporation†	207,419
106,035	Mount Gibson Iron Limited†	216,999
36,942	Murchison Metals Limited†	51,717
1,152	Mytilineos Holdings SA	8,266
14,000	Nakayama Steel Works Limited	19,168
5,418,300	Nakornthai Strip Mill PCL†	47,848
9,139	National Aluminium Company Limited	85,696
900	Neturen Company Limited	8,647
19,186	New Gold Incorporated†	184,840
88,800	Newcrest Mining Limited	3,429,315
74,164	Newmont Mining Corporation	4,099,044
3,222	Newmont Mining Corporation of Canada Limited	177,557
10,000	Nippon Denko Company Limited	72,856
79,000	Nippon Light Metal Company Limited†	168,999
19,000	Nippon Metal Industry Company Limited	24,387
744,000	Nippon Steel Corporation	2,692,060
12,500	Nippon Yakin Kogyo Company Limited	35,297
75,000	Nisshin Steel Company Limited	167,777
3,000	Nittetsu Mining Company Limited	15,513
49,440	NMDC Limited	287,312
1,317	Norddeutsche Affinerie AG	70,097
56,832	Norsk Hydro ASA	467,832
27,423	Northam Platinum Limited	194,964
2,200	Northern Dynasty Minerals†	38,971
15,900	Northgate Minerals Corporation†	45,333

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 211
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Metals & Mining (continued)
6,820	NovaGold Resources Incorporated†	$93,362
44,300	Nucor Corporation«	2,124,628
4,393	Nyrstar	59,530
306,000	Ocean Grand Holdings Limited(a)†	0
28,126	Om Holdings Limited	43,527
154,736	OneSteel Limited	425,370
24,959	Osisko Mining Corporation†	344,244
5,218	Outokumpu Oyj	93,680
406,042	OZ Minerals Limited	669,727
14,000	Pacific Metals Company Limited	131,777
5,599	Pan American Silver Corporation	218,819
387,208	Pan Australian Resources Limited†	317,360
78,037	Perseus Mining Limited†	234,387
8,612	Petropavlovsk plc	151,761
9,142	POSCO	3,719,297
9,673	Quadra FNX Mining Limited†	141,578
5,192	Randgold Resources Limited†	420,752
4,052	Rautaruukki Oyj	94,050
41,000	Real Gold Mining Limited†	61,911
88,984	Regis Resources Limited†	185,728
50,271	Rio Tinto Limited	4,347,006
88,326	Rio Tinto plc	6,187,884
29,185	Royal Gold Incorporated«	1,448,160
49,532	RTI International Metals Incorporated†«	1,411,662
21,272	Sally Malay Mining Limited	49,164
2,771	Salzgitter AG	230,042
24,651	Sandfire Resources NL†	182,716
9,000	Sanyo Special Steel Company Limited†	59,190
34,009	Schnitzer Steel Industries Incorporated	2,183,378
2,100	Seabridge Gold Incorporated†	70,032
15,505	Semafo Incorporated†	162,463
55,179	Sesa Goa Limited	318,408
13,540	Sherritt International Corporation	126,683
3,781	Shree Precoated Steels Limited†	593
3,223	Silver Standard Resources Incorporated†	87,247
19,941	Silver Wheaton Corporation	847,680
8,391	Silvercorp Metals Incorporated	109,427
15,321	Sims Group Limited	293,574
3,244	Sociedad Minera Cerro Verde SA	162,200
3,920	Sociedad Minera El Brocal SA	84,081
9,251	SSAB Svenskt Stal AB Class A	145,186
4,150	SSAB Svenskt Stal AB Class B†	57,169
20,892	St Barbara Limited†	42,968
76,756	Steel Authority of India Limited	258,680
234,216	Sterlite Industries India Limited	848,849
76,749	Straits Resources Limited†	44,541
128,000	Sumitomo Light Metal Industries Limited	168,987
466,000	Sumitomo Metal Industries Limited	1,179,170
68,000	Sumitomo Metal Mining Company Limited	1,277,624
2,700	Sumitomo Titanium Corporation	201,993
558,512	Sundance Resources Limited Australia†	281,481
6,222	Sylvania Resources Limited†	5,068
21,825	Talvivaara Mining Company plc†	196,817
8,732	Taseko Mines Limited†	55,005
85,152	Tata Steel Limited	1,142,164

212 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Metals & Mining (continued)
31,308	Teck Cominco Incorporated Limited	$1,732,083
13,496	Teranga Gold Corporation†	36,688
6,878	Thompson Creek Metals Company Incorporated†	90,616
21,395	Thyssenkrupp AG	889,559
48,704	Titanium Metals Corporation	924,889
3,000	Toho Titanium Company Limited	93,918
18,000	Toho Zinc Company Limited	102,537
29,000	Tokyo Rope Manufacturing Company Limited	99,260
11,200	Tokyo Steel Manufacturing Company Limited	124,589
47,000	Ton Yi Industrial Corporation	23,621
18,000	Topy Industries Limited	53,469
3,465	Trans Hex Group Limited†	1,299
87,962	Tung Ho Steel Enterprise Corporation	92,259
54,500	Tycoons Worldwide Groups Thailand PCL	11,052
318,000	United Company Rusal plc†	534,900
85,507	United States Steel Corporation«	4,915,797
35,988	Usinas Siderurgicas de Minas Gerais SA	580,117
6,812	Vedanta Resources plc	266,771
1,430	Viohalco SA†	8,170
6,845	Voestalpine AG	316,197
121,436	Volcan Cia Minera Saa	181,235
30,211	Walter Industries Incorporated	3,655,833
13,015	Western Areas NL	87,458
29,003	Western Coal Corporation†	360,616
102,719	Worthington Industries«	1,988,640
186,000	Xingda International Holdings Limited†	164,553
123,354	Xstrata plc	2,817,451
53,481	Yamana Gold Incorporated	679,832
6,500	Yamato Kogyo Company Limited	213,502
120,587	Yieh Phui Enterprise	44,997
16,000	Yodogawa Steel Works Limited	71,389
476,000	Zijin Mining Group Company Limited Class H	390,555
474	ZPH Stalprodukt SA†	49,495

		195,016,067

Paper & Forest Products: 0.33%
1,791	Ahlstrom Oyj	44,141
5,308	Canfor Corporation†	65,507
3,638,000	China Grand Forestry Resources Group Limited†	113,045
4,000	Chuetsu Pulp & Paper Company Limited	7,530
15,684	Compania Manufacturera De Papeles y Cartones SA†	700,366
5,000	Daiken Corporation	15,219
10,000	Daio Paper Corporation	73,834
18,315	Fibria Celulose SA†	264,190
59,667	Gunns Limited	32,197
16,000	Hokuetsu Paper Mills Limited	92,513
2,500	Holmen AB Class B	87,944
214,700	International Paper Company	5,964,366
168,000	Lee & Man Paper Manufacturing Limited	109,368
207,395	Louisiana-Pacific Corporation†«	2,140,316
89,100	MeadWestvaco Corporation	2,615,085
15,000	Mitsubishi Paper Mills Limited	18,886
17,129	Mondi plc	152,734
1,542	Mondi Swiecie SA†	43,116
149,000	Nine Dragons Paper Holdings Limited	165,492
13,400	Nippon Paper Group Incorporated	367,577

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 213
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Paper & Forest Products (continued)
113,000	OJI Paper Company Limited	$560,821
60,182	Paperlinx Limited	27,573
41,300	Rayonier Incorporated	2,532,929
61,001	Sappi Limited	323,820
26,000	Shihlin Paper Corporation†	53,316
14,102	Sino-Forest Corporation†	315,120
32,900	Stora Enso Oyj	370,694
1,000	Svenska Cellulosa AB Class A†	16,594
42,500	Svenska Cellulosa AB Class B	702,563
7,000	Tokushu Tokai Holdings Company Limited	16,515
29,797	UPM-Kymmene Oyj	591,693
1,275	West Fraser Timber Company Limited	61,024
172,971	Yuen Foong Yu Paper Manufacturing Company Limited	72,975

		18,719,063

Telecommunication Services: 2.70%

Diversified Telecommunication Services: 1.64%
35,883	AboveNet Incorporated	2,328,448
689,455	AT&T Incorporated	19,566,733
18,000	BCE Incorporated	667,346
8,553	Belgacom SA†	320,739
11,577	Bell Aliant Incorporated	322,209
139,782	Bezeq Israeli Telecommunication Corporation Limited	379,900
474,874	BT Group plc	1,406,545
158,839	Cable & Wireless Communication plc	123,944
158,839	Cable & Wireless Worldwide plc	185,529
33,771	CenturyTel Incorporated«	1,390,690
1,818,000	China Telecom Corporation Limited	1,069,137
1,821,688	China Unicom Limited	3,040,825
488,602	Chunghwa Telecom Company Limited	1,447,065
363,158	Cincinnati Bell Incorporated†«	958,737
350	Citic 1616 Holdings Limited†	111
4,296	Colt Telecom Group SA†	10,685
192,004	Deutsche Telekom AG†	2,581,995
8,050	Elisa Oyj	183,847
325	FastWeb SpA†	8,059
111,534	France Telecom SA	2,467,199
11,264	France Telecom SA ADR«	250,173
530,161	Frontier Communications Corporation«	4,501,067
12,060	Hellenic Telecommunications Organization SA	123,984
196,000	Hutchison Telecommunications Hong Kong Holdings Limited	67,951
714	ILIAD SA	79,966
28,161	Inmarsat plc	306,725
16,761	KT Corporation†	582,857
2,788,800	Level 3 Communications Incorporated†«	3,904,320
31,079	LG Telecom Limited†	156,192
48,339	Magyar Telekom plc†	135,564
8,074	Mahanagar Telephone Nigam Limited	7,197
3,045	Manitoba Telecom Services Incorporated	96,344
38,966	Netia SA†	70,779
51,700	Nippon Telegraph & Telephone Corporation	2,521,643
3,636	Oilexco Incorporated(a)†	0
44,738	Portugal Telecom SGPS SA†	523,029
170,800	Qwest Communications International Incorporated	1,164,856

214 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Diversified Telecommunication Services (continued)
94,869	Royal KPN NV	$1,536,936
188,600	Shin Satellite PCL†	35,160
687,100	Singapore Telecommunications Limited†	1,604,566
221,000	Singapore Telecommunications Limited GDR†	512,620
33,822	SK Broadband Company Limited†	141,273
1,286	Swisscom AG	567,772
22,153	TalkTalk Telecom Group plc†	53,731
3,567	Tata Communications Limited	16,663
4,735	TDC AS	39,480
8,554	Tele Norte Leste Participacoes SA	186,370
16,685	Tele2 AB	380,665
2,951	Telecom Argentina SA ADR	69,614
244,383	Telecom Corporation of New Zealand Limited	382,432
36,313	Telecom Egypt(a)(i)	102,342
332,171	Telecom Italia RSP	439,586
604,372	Telecom Italia SpA	944,091
158,200	Telecom Malaysia Berhad	204,330
3,600	Telecomunicacoes de Sao Paulo SA	88,085
10,454	Telefonica O2 Czech Republic AS	237,070
226,524	Telefonica SA†	5,751,689
643,036	Telefonos de Mexico SA de CV	584,457
18,285	Telekom Austria AG	261,155
85,222	Telekomunikacja Polska SA†	513,724
1,289,500	Telekomunikasi Indonesia TBK PT	1,089,018
2,640	Telenet Group Holding NV	118,400
52,600	Telenor ASA	872,096
128,151	Teliasonera AB	1,077,435
22,371	Telkom South Africa Limited	113,903
417,819	Telstra Corporation Limited	1,184,745
8,300	Telus Corporation (non-voting)	393,835
262,500	True Corporation PCL	53,659
270,800	TT&T PCL†	2,657
63,713	Turk Telekomunikasyon AS	283,745
235,571	TW Telecom Incorporated†«	4,381,621
328,024	Verizon Communications Incorporated	12,110,646
256,235	Windstream Corporation«	3,213,187

		92,501,148

Wireless Telecommunication Services: 1.06%
202,100	Advanced Info Service PCL	525,493
11,397	America Movil SAB de CV Class A	32,442
2,628,622	America Movil SAB de CV Class L	7,543,238
58,653	American Tower Corporation Class A†	3,164,916
186,557	Bharti Airtel Limited	1,365,433
6,225	Cellcom Israel Limited	190,481
587,500	China Mobile Limited	5,510,641
35,766	Crown Castle International Corporation†	1,507,537
33,100	Digi.com Berhad	288,628
2,934	Egyptian Company For Mobile Services(a)(i)	68,716
11,355	Empresa Nacional de Telecomunicaciones SA	194,003
322,722	Far Eastone Telecommunications Company Limited	461,078
3,280	Freenet AG	37,839
4,050	Globe Telecom Incorporated	65,967
220,290	Idea Cellular Limited†	280,077
138,500	Indonesian Satellite Corporation TBK PT	79,286
359	KDDI Corporation	2,325,897

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 215
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Wireless Telecommunication Services (continued)
92,382	Leap Wireless International Incorporated†«	$1,128,908
279,000	Maxis Berhad	496,630
151,751	MetroPCS Communications Incorporated†	2,185,214
94,400	Mobilone Limited	176,657
1,295	Mobistar SA	82,740
152,721	MTN Group Limited	2,695,786
1,638	NTT DoCoMo Incorporated	3,073,565
22,450	NTT DoCoMo Incorporated ADR«	421,611
6	Okinawa Cellular Telephone Company	13,349
313,006	Orascom Telecom Holding SAE(a)†(i)	199,215
5,768	Partner Communications Company Limited	107,028
20,630	Philippine Long Distance Telephone Company	1,022,271
99,697	Reliance Communications Limited	188,866
32,828	Reliance Communications Limited GDR(a)††	62,179
27,400	Rogers Communications Incorporated	967,341
68,213	SBA Communications Corporation†«	2,871,085
4,693	SK Telecom Company Limited	678,465
99,100	Softbank Corporation	4,064,305
349,531	Sprint Nextel Corporation†	1,527,450
55,000	StarHub Limited†	113,304
472,447	Taiwan Mobile Company Limited†	1,056,165
26,818	Tata Teleservices Maharashtra Limited†	8,709
28,699	Telephone & Data Systems Incorporated	965,721
23,896	Telephone & Data Systems Incorporated — Special Shares	708,038
406,850	TM International SDN Berhad†	650,853
81,100	Total Access Group Incorporated	108,752
92,437	Turkcell Iletisim Hizmetleri AS	518,052
7,619	United States Cellular Corporation†	380,798
3,272,355	Vodafone Group plc	9,272,237

		59,386,966

Utilities: 4.48%

Electric Utilities: 1.89%
1,157	Acciona SA	112,544
89,700	AES Corporation†	1,109,589
48,032	Allete Incorporated	1,815,610
55,398	American Electric Power Company Incorporated	1,982,140
575	Atel Holding AG	233,627
678	BKW FMB Energie AG	58,014
4,875	Brookfield Infrastructure Partners LP	110,086
36,800	Centrais Electricas Brasileiras SA	519,774
11,882	CESC Limited	78,513
21,596	CEZ AS	991,726
32,000	Cheung Kong Infrastructure Holdings Limited	157,781
85,400	Chubu Electric Power Company Incorporated	2,251,791
5,980	Cia Energetica de Minas Gerais	77,275
33,397	Cia General de Electricidad SA	189,496
96,326	Cleco Corporation†	3,116,146
229,500	CLP Holdings Limited	1,869,771
28,406	Contact Energy Limited†	131,433
8,154	CPFL Energia SA	212,059
68,475	DPL Incorporated	1,781,720
151,531	Duke Energy Corporation	2,726,043

216 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Electric Utilities (continued)
127,140	E.ON AG	$4,171,248
34,768	Edison International	1,290,588
16,314	Electricite de France	727,492
6,489	Emera Incorporated	210,322
6,772	Empresa Electrica Pehuenche SA	45,540
3,909	Endesa SA†	118,403
23,564	Enea SA†	179,919
414,362	Enel SpA†	2,469,027
133,061	Energias de Portugal SA†	504,581
1,623,229	Enersis SA (Chile)†	655,295
21,739	Entergy Corporation	1,547,817
581	EVN AG†	9,657
77,800	Exelon Corporation	3,248,928
94,546	FirstEnergy Corporation«	3,621,112
9,974	Fortis Incorporated (Canada)	338,678
25,418	Fortum Oyj†	787,446
74,346	Great Plains Energy Incorporated	1,427,443
157,684	Hawaiian Electric Industries Incorporated«	3,808,069
26,600	Hokkaido Electric Power Company Incorporated	570,337
23,400	Hokuriku Electric Power Company	589,255
151,105	Hong Kong Electric Holdings Limited	986,606
242,649	Iberdrola SA†	2,117,215
78,663	IDACORP Incorporated	2,968,742
44,595	Infratil Limited†	65,089
77,412	ITC Holdings Corporation	5,306,593
12	Japan Wind Development Company Limited	7,261
97,600	Kansai Electric Power Company Incorporated	2,560,352
38,644	Korea Electric Power Corporation	942,691
40,370	KSK Energy Ventures Limited†	93,244
54,900	Kyushu Electric Power Company Incorporated	1,273,763
52,410	Manila Electric Company	277,741
48,011	Nextera Energy Incorporated	2,663,170
97,322	Northeast Utilities	3,312,841
117,868	NV Energy Incorported	1,731,481
124,388	Pepco Holdings Incorporated	2,329,787
56,454	Pinnacle West Capital Corporation	2,384,052
125,337	PNM Resources Incorporated	1,668,235
65,305	Polska Grupa Energetyczna SA†	515,473
124,553	Portland General Electric Company	2,917,031
234,622	Power Grid Corporation of India Limited	512,887
53,566	PPL Corporation	1,362,183
33,929	Progress Energy Incorporated	1,550,895
5,300	Public Power Corporation SA	81,987
6,567	Red Electrica de Espana	353,423
17,204	Reliance Energy Limited	231,768
7	Romande Energie Holding SA	12,876
55,953	Scottish & Southern Energy plc	1,126,994
27,700	Shikoku Electric Power Company Incorporated	837,383
95,238	Southern Company	3,629,520
140,331	SP AusNet	124,304
222,795	Spark Infrastructure Group††	263,133
22,659	Tata Power Company Limited	575,748
210,484	Tauron Polska Energia SA†	452,780
283,437	Tenaga Nasional Berhad	585,364
78,220	Terna SpA†	360,734
34,000	The Chugoku Electric Power Company Incorporated	728,171

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 217
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Electric Utilities (continued)
1,600	The Okinawa Electric Power Company Incorporated	$79,800
58,100	Tohoku Electric Power Company Incorporated	1,351,559
191,400	Tokyo Electric Power Company Incorporated	4,946,148
26,581	Torrent Power Limited	135,210
3,817	Trustpower Limited	20,648
58,909	Unisource Energy Corporation	2,147,822
3,577	Verbund Oesterreichische Elektrizitaetswirtschafts AG	136,828
181,713	Westar Energy Incorporated«	4,724,538

		106,300,365

Gas Utilities: 0.88%
128,169	AGL Resources Incorporated	4,871,704
42,812	APA Group	176,100
148,346	Atmos Energy Corporation	5,017,062
6,312	Aygaz AS	33,401
462,000	China Gas Holdings Limited	173,220
12,390	Enagas SA	265,269
40,426	Energen Corporation	2,470,029
28,709	Envestra Limited	18,123
70,916	Gail India Limited	668,270
13,417	Gas Natural SDG SA	229,213
525,406	Hong Kong & China Gas Company Limited	1,176,564
3,903	Korea Gas Corporation†	127,348
33,348	Laclede Group Incorporated	1,296,904
73,453	Nicor Incorporated«	3,873,911
42,837	Northwest Natural Gas Company«	2,013,339
54,746	Oneok Incorporated	3,534,949
257,000	Osaka Gas Company Limited	977,043
1,483,500	Perusahaan Gas Negara PT	596,999
25,900	Petronas Gas Berhad	95,772
107,590	Piedmont Natural Gas Company Incorporated«	3,152,387
93,903	Questar Corporation	1,678,047
32,000	Saibu Gas Company Limited	82,538
5,500	Shizuoka Gas Company Limited	32,541
86,225	Snam Rete Gas SpA	471,661
47,069	South Jersey Industries Incorporated«	2,582,205
75,707	Southwest Gas Corporation	2,942,731
56,000	Toho Gas Company Limited	300,520
2,000	Tokai Corporation	7,872
291,000	Tokyo Gas Company Limited	1,298,393
178,039	UGI Corporation	5,677,664
80,055	WGL Holdings Incorporated«	3,042,090
94,000	Xinao Gas Holdings Limited	279,417
206,000	Yingde Gases Group Company†	146,538

		49,309,824

Independent Power Producers & Energy Traders: 0.31%
223,000	Aboitiz Power Corporation	147,337
70,726	Adani Power Limited†	186,170
68,278	Babcock & Brown Wind Partners	24,679
2,800	Brookfield Renewable Power Fund	61,992
323,000	China Longyuan Power Group†	290,733
220,600	China Resources Power Holdings Company	369,933
956,543	Colbun SA	239,211
95,700	Constellation Energy Group Incorporated	2,973,399
16,810	Drax Group plc	107,888

218 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Independent Power Producers & Energy Traders (continued)
158,499	Dynegy Incorporated†	$917,709
525	EDF Energies Nouvelles SA	23,908
19,099	Edison SpA	23,878
9,632	EDP Renovaveis SA†	57,819
15,400	Electric Power Development Company	485,880
29,800	Electricity Generating PCL	96,978
430,156	Empresa Nacional de Electricidad SA (Chile)	750,389
25,459	Energy World Corporation Limited†	10,368
2,567	Etrion Corporation†	2,148
1,243,808	Genon Energy Incorporated†	5,037,422
31,600	Glow Energy PCL	42,116
111,348	GMR Infrastructure Limited†	100,979
127,035	GVK Power & Infrastructure Limited†	73,951
61,276	Iberdrola Renovables†	230,166
81,849	International Power plc	444,812
47,611	JSW Energy Limited	78,256
4,901	Neyveli Lignite Corporation Limited	10,421
199,612	NHPC Limited	102,088
136,204	NRG Energy Incorporated†	2,722,718
181,719	NTPC Limited	681,873
938,750	PNOC Energy Development Corporation	120,601
20,700	Ratchaburi Electricity Generating Holding PCL ADR	25,896
82,833	Reliance Power Limited†	201,936
456	Sechilienne SA	12,903
391,200	Solartron PCL	35,825
16,929	Tractebel Energia SA	264,547
12,700	Transalta Corporation	268,627

		17,225,556

Multi-Utilities: 1.31%
1,765	ACEA SpA	20,289
58,540	AEM SpA	93,707
51,884	AGL Energy Limited	767,557
61,618	Alliant Energy Corporation	2,426,517
125,906	Ameren Corporation	3,520,332
1,929	ATCO Limited	115,079
89,020	Avista Corporation«	1,986,926
63,442	Black Hills Corporation	1,955,282
4,999	Canadian Utilities Limited Class A	258,761
258	Canadian Utilities Limited Class B	13,384
209,710	Centerpoint Energy Incorporated	3,326,001
307,580	Centrica plc	1,700,558
127,121	CMS Energy Corporation«	2,448,350
32,615	Consolidated Edison Incorporated	1,630,098
68,386	Dominion Resources Incorporated	3,120,453
89,474	DTE Energy Company	4,212,436
85,222	Gaz de France†	3,454,561
15,096	Hera SpA	33,997
42,932	Integrys Energy Group Incorporated	2,102,380
3,203	Just Energy Group Incorporated	50,837
97,503	MDU Resources Group Incorporated	2,093,389
239,235	National Grid plc	2,220,688
144,483	NiSource Incorporated«	2,768,294
58,731	NorthWestern Corporation	1,744,898
53,810	NSTAR	2,429,522
53,798	OGE Energy Corporation	2,587,684

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 219
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value
Multi-Utilities (continued)
45,365	PG&E Corporation	$2,089,512
59,102	Public Service Enterprise Group Incorporated	1,932,635
27,089	RWE AG	1,828,327
64,057	Scana Corporation«	2,593,027
26,809	Sempra Energy	1,427,043
15,347	Suez Environnement SA†	332,496
113,164	TECO Energy Incorporated	2,049,400
41,317	United Utilities Group plc	397,628
28,886	Vector Limited	53,679
132,437	Vectren Corporation«	3,485,742
23,284	Veolia Environnement	765,676
62,163	Wisconsin Energy Corporation	3,680,050
242,138	Xcel Energy Incorporated	5,796,784
72,636	YTL Corporation Berhad	169,059
258,603	YTL Power International Berhad	192,437

		73,875,475

Water Utilities: 0.09%
96,578	American Water Works Company Incorporated	2,679,074
74,950	Aqua America Incorporated«	1,687,874
100,000	China Water Affairs Group Limited	37,108
254,000	Guangdong Investment Limited	128,500
52,500	Hyflux Limited	79,258
64,900	Manila Water Company	23,941
18,233	Northumbrian Water Group plc	96,509
20,480	Pennon Group plc	210,580
13,700	Puncak Niaga Holding Berhad	10,779
13,143	Severn Trent plc	317,711
168,000	Sound Global Limited†	80,540
		5,351,874

Total Common Stocks (Cost $4,415,429,353)		5,358,731,784

		Expiration Date
Rights: 0.00%

Consumer Discretionary: 0.00%

Hotels, Restaurants & Leisure: 0.00%
15,169	EIH Limited(a)†	03/15/2011	5,060

Media: 0.00%
10,157	West Australian Newspapers Holding Limited (a)†	03/18/2011	4,137

Financials: 0.00%

Real Estate Investment Trusts (REITs): 0.00%
7,559	Bunnings Warehouse Property Trust (a)†	03/16/2011	462

Real Estate Management & Development: 0.00%
87,053	Immofinanz AG(a)†	03/02/2011	0
16,850	Wharf Holdings Limited(a)†	03/11/2011	31,653
			31,653

220 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Expiration Date	Value
Materials: 0.00%

Metals & Mining: 0.00%
4,393	Nyrstar†	03/11/2011	$11,882

Telecommunication Services: 0.00%

Diversified Telecommunication Services: 0.00%
8,266	Tele Norte Leste Participacoes SA(a)†	03/24/2011	199
30,128	Tele Norte Leste Participacoes SA†	03/24/2011	543
5	Telemar Norte Leste SA(a)†	03/22/2011	0
2,735	Telemar Norte Leste SA(a)†	03/24/2011	132
128,151	TeliaSonera AB(a)†	03/25/2011	5,868
			6,742

Total Rights (Cost $17,058)			59,936

Warrants: 0.00%

Consumer Discretionary: 0.00%

Distributors: 0.00%
700	Tat Hong Holdings Limited(a)†	08/02/2013	14

Hotels, Restaurants & Leisure: 0.00%
864	KFC Holdings Berhad†	09/14/2015	399
9,570	Minor International PCL†	05/18/2013	739

			1,138

Leisure Equipment & Products: 0.00%
17,515	OSIM International Limited†	06/23/2011	14,874

Consumer Staples: 0.00%

Food & Staples Retailing: 0.00%
42,500	AFP Properties Limited†	11/18/2015	7,686
138	Krispy Kreme Doughnuts Incorporated(a)†	03/02/2012	15

			7,701

Food Products : 0.00%
8,450	Kulim Malaysia Berhad(a)†	10/21/2015	0

Household Products : 0.00%
2,120	KSL-W1†	03/15/2013	250

Energy: 0.00%

Energy Equipment & Services: 0.00%
1,188	Hong Kong Energy Holdings Limited†	06/09/2011	3

Oil, Gas & Consumable Fuels: 0.00%
3,641	Maurel et Prom SA†	06/30/2014	1,276

Financials: 0.00%

Real Estate Management & Development: 0.00%
17,924	HKC Holdings Limited†	09/06/2011	28
20,952	Henderson Land Development Company Limited†	06/01/2011	1,507

			1,535

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 221
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Expiration Date	Value
Materials: 0.00%

Chemicals: 0.00%
5,450	Kingboard Chemicals Holdings Limited†	10/31/2012	$4,682

Metals & Mining: 0.00%
1,456	Kinross Gold Corporation†	09/17/2014	4,151
321	Resolute Mining Limited†	12/31/2011	235

			4,386

Total Warrants (Cost $18,096)			35,859

		Yield
Preferred Stocks: 0.82%

Consumer Discretionary: 0.04%

Automobiles: 0.04%
2,478	Bayerische Motoren Werke AG	0.87%	133,566
4,164	Fiat Industrial SpA†	0.00	38,499
4,164	Fiat SpA	6.37	30,799
5,046	Porsche AG	0.19	399,829
9,213	Volkswagen AG	1.55	1,562,486

			2,165,179

Media: 0.00%
4,409	ProSiebenSat.1 Media AG	0.11	142,644

Textiles, Apparel & Luxury Goods: 0.00%
588	Hugo Boss AG	1.95	44,141

Consumer Staples: 0.06%

Beverages: 0.05%
112,480	Cia de Bebidas DAS Americas	5.27	2,988,109

Household Products: 0.01%
10,274	Henkel AG & Company KGaA	1.26	618,994

Energy: 0.18%

Oil, Gas & Consumable Fuels: 0.18%
588,058	Petroleo Brasileiro SA	3.54	10,101,393

Financials: 0.25%

Commercial Banks: 0.25%
270,326	Banco Bradesco SA	3.11	5,199,202
268,731	Banco Itau Holding Financeira SA	2.82	5,976,107
387,408	Investimentos Itau SA	2.27	2,826,742
67	Shinkin Central Bank	4.10	139,397
10,037	Swedbank AB†	0.00	181,768

			14,323,216

Insurance: 0.00%
18,590	Unipol Gruppo Finanziario SpA†	0.00	10,364

222 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Yield	Value
Materials: 0.22%

Chemicals: 0.01%
624	Fuchs Petrolub AG	1.79%	$86,970
11,379	Sociedad Quimica y Minera de Chile SA Class B†	1.21	597,825

			684,795

Metals & Mining: 0.21%
30,000	Bradespar SA	2.53	778,579
284,430	Companhia Vale do Rio Doce Class A	2.83	8,479,221
93,302	Gerdau SA	2.06	1,233,148
36,456	Metalurgica Gerdau SA	2.60	566,188
63,202	Usinas Siderurgicas de Minas Gerais SA Class A	2.45	721,744

			11,778,880

Telecommunication Services: 0.04%

Diversified Telecommunication Services: 0.02%
31,319	Brasil Telecom SA	4.88	236,238
31,177	Tele Norte Leste Participacoes SA	12.05	486,262
9,003	Telecomunicacoes de Sao Paulo SA	10.03	220,773
3,078	Telemar Norte Leste SA	1.74	89,336

			1,032,609

Wireless Telecommunication Services: 0.02%
106,100	Tim Participacoes SA	2.02	402,387
21,777	Vivo Participacoes SA	0.95	781,396

			1,183,783

Utilities: 0.03%

Electric Utilities: 0.03%
27,100	Centrais Electricas Brasileiras SA Preferred B	5.64	492,875
50,343	Cia Energetica de Minas Gerais	9.28	836,629
2,018	RWE AG	8.39	129,769

			1,459,273

Total Preferred Stocks (Cost $36,511,220)			46,533,380

Principal		Interest Rate	Maturity Date
Convertible Bonds: 0.00%

Financials: 0.00%

Commercial Banks: 0.00%
$722	Banco De Sabadell SA†	7.75	11/11/2013	756

Total Convertible Bonds (Cost $4,920)				756

Foreign Government Bonds@: 0.00%
8,000	Italy Certificati di Credito del Tesoro (EUR)^	2.64	12/31/2012	10,597

Total Foreign Government Bonds (Cost $34,489)				10,597

Short-Term Investments: 17.56%

Corporate Bonds & Notes: 0.13%
$5,869,126	Gryphon Funding Limited(a)(i)(v)	0.00	08/05/2011	2,447,426
7,770,071	VFNC Corporation(a)(i)(v)±††	0.26	09/29/2011	4,584,342

				7,031,768

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 223
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name		Yield	Value
Investment Companies: 17.43%
181,907,455	Wells Fargo Advantage Cash Investment Fund(l)(u)		0.12%	$181,907,455
797,929,499	Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)		0.25	797,929,499

				979,836,954

Total Short-Term Investments (Cost $983,982,904)				986,868,722

Total Investments in Securities (Cost $5,435,998,040)*		113.72%		6,392,241,034

Other Assets and Liabilities, Net		(13.72)		(771,451,147)

Total Net Assets		100.00%		$5,620,789,887

†	Non-income earning securities.

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(l)	Investment in an affiliate. The total cost of affiliated investments is $995,349,286.

^	Zero coupon security. Rate represents yield to maturity.

(i)	Illiquid security for which the designation as illiquid is unaudited.

@	Foreign bond principal is denominated in local currency.

(v)	Security represents investment of cash collateral received from securities on loan.

±	Variable rate investments.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $5,521,723,707 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,087,125,282
Gross unrealized depreciation	(216,607,955)

Net unrealized appreciation	$870,517,327
The following table shows the percent of total long-term investments by geographic location as of February 28, 2011:

United States	66.38%
Japan	6.78%
United Kingdom	3.06%
Australia	2.34%
Canada	1.94%
Brazil	1.45%
Switzerland	1.44%
France	1.37%
South Korea	1.35%
Taiwan	1.23%
Other	12.66%

100%

The accompanying notes are an integral part of these financial statements.

224 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
SHORT-TERM INVESTMENT PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Agency Securities: 0.25%

Federal Home Loan Mortgage Corporation: 0.25%
$1,000,000	FHLMC±	0.18%	02/02/2012	$999,479

Total Agency Securities (Cost $999,255)				999,479

Corporate Bonds and Notes: 1.88%

Energy: 0.05%

Oil, Gas & Consumable Fuels: 0.05%
200,000	Seariver Maritime Incorporated±(i)	0.45	10/01/2011	200,000

Financials: 1.81%

Commercial Banks: 0.51%
1,000,000	ING Bank NV±††	0.81	02/02/2012	999,551
1,000,000	ING Bank NV±††	0.82	02/10/2012	1,000,000

				1,999,551

Diversified Financial Services: 1.30%
1,000,000	Bank of America Corporation±	1.12	12/02/2011	1,006,642
500,000	Countrywide Home Loans Incorporated Series MTNL	4.00	03/22/2011	500,989
179,000	GBG LLC Custody Receipts††±§	0.30	09/01/2027	179,000
1,000,000	General Electric Capital Corporation±	1.23	12/09/2011	1,007,348
1,000,000	General Electric Capital Corporation±	0.50	03/12/2012	1,003,362
1,000,000	JPMorgan Chase & Company±	0.42	05/16/2011	1,000,302
390,000	LTF Real Estate LLC±§††	0.35	06/01/2033	390,000

				5,087,643

Health Care: 0.02%

Health Care Providers & Services: 0.02%
97,000	Acts Retirement Life Communities Incorporated±§	0.25	11/15/2029	97,000

Total Corporate Bonds and Notes (Cost $7,383,933)				7,384,194

Municipal Bonds and Notes: 14.39%

Alabama: 0.38%
500,000	Lower Alabama Gas District Supply Revenue Series A (Utilities Revenue, Societe Generale LOC)±§	0.30	11/01/2027	500,000
1,000,000	Southeast Alabama Gas District Alabama Revenue Supply Project Series A (IDR)±§	0.25	08/01/2027	1,000,000

				1,500,000

Alaska: 0.13%
500,000	Valdez AK Marine Terminal Revenue BP Pipelines Incorporated Project Series B (IDR)±§	0.25	07/01/2037	500,000

California: 2.72%
500,000	California HFA Revenue Home Mortgage Series M (GO-Local, FNMA Insured)±§	0.26	08/01/2034	500,000
1,000,000	California PCFA Pacific Gas & Electric Series B (IDR, JPMorgan Chase Bank LOC)±§	0.24	11/01/2026	1,000,000
200,000	California Series H (HCFR, Bank of America Corporation LOC)±§	0.25	07/01/2035	200,000
230,000	California Stanford Hospital Series B (HCFR, FNMA Insured)±§	0.25	08/01/2036	230,000
500,000	City of Newport Beach CA (HCFR, Bank of America Corporation LOC)±§	0.25	12/01/2040	500,000
2,000,000	City of Newport Beach CA Hoag Memorial Hospital Series D (HCFR, Bank of America Corporation LOC)±§	0.23	12/01/2040	2,000,000
1,000,000	Dexia Credit Local de France Certificates Trust (FSA Insured, Dexia Local de France Bank LOC)±§	0.29	08/01/2027	1,000,000
500,000	East Bay CA Municipal Wastewater Systems Series A (Utilities Revenue)±§	0.30	06/01/2038	500,000

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 225
SHORT-TERM INVESTMENT PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
California (continued)
$1,000,000	Metropolitan Water District Southern California Waterworks Revenue Series B (Utilities Revenue, JPMorgan Chase Bank LOC)±§	0.25%	07/01/2027	$1,000,000
250,000	Pasadena CA COP Series A (Lease Revenue, Bank of America Corporation LOC)±§	0.25	02/01/2035	250,000
495,000	Riverside CA Series C (Utilities Revenue, Bank of America Corporation LOC)±§	0.23	10/01/2035	495,000
1,000,000	San Francisco CA City & County Redevelopment Agency (Lease Revenue)	0.28	03/01/2011	1,000,000
2,000,000	Southern California Public Power Authority Magnolia Power Project Series 2009-1-A (Utilities Revenue, KBC Bank NA LOC)±§	0.26	07/01/2036	2,000,000

				10,675,000

Colorado: 1.31%
1,000,000	Colorado HFA Taxable Multifamily Project Series A1 (GO-Local)±§	0.28	10/01/2033	1,000,000
1,000,000	Colorado HFA Taxable Multifamily Project Series A2 (GO-Local)±§	0.32	11/01/2026	1,000,000
250,000	Colorado HFA Taxable Multifamily Project Series B2 (GO-Local)±§	0.27	05/01/2050	250,000
400,000	Denver CO City & County School District #1 Series A (Lease Revenue, AGM Insured)±§	0.42	12/15/2037	400,000
1,500,000	Denver CO City & County School District #1 Series B (Lease Revenue, AGM Insured)±§	0.40	12/15/2037	1,500,000
1,000,000	Denver CO City & County School District #1 Series B-2 (Lease Revenue, AGM Insured)±§	0.40	12/15/2037	1,000,000

				5,150,000

Connecticut: 0.26%
1,000,000	Connecticut State Series A1 (Tax Revenue)±§	0.31	03/01/2023	1,000,000

Delaware: 0.31%
200,000	Delaware State EDA Delaware Clean Power Project Series B (Resource Recovery Revenue)±§	0.23	08/01/2029	200,000
1,000,000	Delaware State EDA Delaware Clean Power Project Series C (Resource Recovery Revenue)±§	0.24	08/01/2029	1,000,000

				1,200,000

Florida: 0.28%
500,000	Florida Municipal Power Agency All Requirements Supply Series C (Utilities Revenue, Bank of America Corporation LOC)±§	0.26	10/01/2035	500,000
590,000	Palm Beach County FL Pine Crest Preparatory School Project (Education Revenue, Bank of America Corporation LOC)±§	0.30	06/01/2032	590,000

				1,090,000

Georgia: 0.25%
1,000,000	Columbus GA Development Authority Taxable Independence Place (Housing Revenue, ACA Insured)±§††(a)	0.46	10/01/2039	1,000,000

Indiana: 0.06%
245,000	Richmond IN Reid Hospital & Health Care Services Incorporated Hospital Authority Hospital Series A (HCFR, First Security Bank LOC)±§	0.23	01/01/2040	245,000

Louisiana: 0.51%
1,000,000	East Baton Rouge Parish LA IDR Exxon Project Series B (IDR)±§	0.16	12/01/2040	1,000,000
500,000	East Baton Rouge Parish LA PCR Exxon Project (IDR)±§	0.16	03/01/2022	500,000
500,000	St. James Parish LA (IDR)±§	0.26	11/01/2040	500,000

				2,000,000

226 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
SHORT-TERM INVESTMENT PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Maryland: 0.38%
$1,000,000	Baltimore MD Package Systems Facilities (Transportation Revenue, Bank of America Corporation LOC)±§	0.25%	07/01/2032	$1,000,000
500,000	Maryland CDA Department Housing & Community Development RB Series 2006-G (Housing Revenue)±§	0.30	09/01/2040	500,000

				1,500,000

Massachusetts: 0.85%
500,000	Massachusetts Department of Transportation Metro Highway Systems Contract Assistance Series A-4 (Transportation Revenue)±§	0.21	01/01/2039	500,000
330,000	Massachusetts Development Finance Agency Babson College B (Miscellaneous Revenue, Citibank NA LOC)±§	0.26	10/01/2031	330,000
2,000,000	Massachusetts State HEFA Series N-3 (HCFR, JPMorgan Chase Bank LOC)±§	0.25	10/01/2038	2,000,000
500,000	Massachusetts State HEFA Series N-4 (HCFR, JPMorgan Chase Bank LOC)±§	0.21	10/01/2049	500,000

				3,330,000

Minnesota: 0.06%
215,000	Minnesota State HFA Residential Housing Series T (Housing Revenue, GO of Authority Insured)±§	0.29	07/01/2048	215,000

Missouri: 0.25%
1,000,000	Missouri Development Finance Board Cultural Facilities (Miscellaneous Revenue, Bank of America Corporation LOC)±§	0.19	12/01/2037	1,000,000

Nevada: 0.13%
500,000	Las Vegas NV Economic Development Revenue (Miscellaneous Revenue, PNC Bank NA LOC)±§	0.25	05/01/2037	500,000

New Jersey: 0.81%
1,000,000	New Jersey State Housing & Mortgage Finance Agency (Housing Revenue, Bank of America Corporation LOC)±§	0.26	05/01/2048	1,000,000
195,000	New Jersey State Housing & Mortgage Finance Agency (Housing Revenue, Dexia Credit Local de France LOC)±§	0.53	11/01/2037	195,000
1,000,000	New Jersey State TRAN PUTTER (Miscellaneous Revenue)±§††	0.22	06/23/2011	1,000,000
1,000,000	Salem County NJ PCFA Atlantic City Electric (Utilities Revenue, JPMorgan Chase Bank LOC)±§	0.24	04/15/2014	1,000,000

				3,195,000

New York: 0.96%
500,000	Abraham Joshua Hesehal School (Miscellaneous Revenue, TD Bank NA LOC)±§	0.27	01/01/2040	500,000
500,000	New York City Municipal Water Finance Authority (Utilities Revenue)±§	0.25	06/15/2032	500,000
500,000	New York State HFA (Housing Revenue, FNMA Insured)±§	0.25	05/01/2029	500,000
500,000	New York State Housing Finance Agency Victory Housing Series 2004-A (Housing Revenue, FHLMC Insured)±§	0.26	11/01/2033	500,000
500,000	New York State Mortgage Agency Series 142 (Housing Revenue)±§	0.23	10/01/2037	500,000
250,000	New York State Mortgage Agency Series 147 (Housing Revenue)±§	0.30	04/01/2037	250,000
1,000,000	New York State Series J4 (Tax Revenue)±§	0.22	08/01/2025	1,000,000

				3,750,000

North Carolina: 0.13%
490,000	North Carolina Medical Care Commission University Health Systems Series B2 (HCFR, Branch Banking & Trust LOC)±§	0.26	12/01/2036	490,000

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 227
SHORT-TERM INVESTMENT PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Ohio: 0.15%
$214,000	Ohio State HFA Residential Management Taxable Series I (Housing Revenue, GNMA Insured)±§	0.27%	09/01/2039	$214,000
390,000	Parma OH Community General Hospital Series A (Miscellaneous Revenue, JPMorgan Chase Bank LOC)±§	0.22	11/01/2029	390,000

				604,000

Pennsylvania: 0.76%
500,000	Doylestown PA Hospital Authority Series B (HFCR, PNC Bank NA LOC)±§	0.22	07/01/2037	500,000
1,500,000	Pennsylvania State TRAN PUTTER (Miscellaneous Revenue)±§††	0.28	06/30/2011	1,500,000
1,000,000	Philadelphia PA Authority for New Court Land Elder Services (IDR, PNC Bank NA LOC)±§	0.20	03/01/2027	1,000,000

				3,000,000

South Carolina: 0.25%
1,000,000	South Carolina Public Service Authority (Miscellaneous Revenue)±§††	0.31	01/01/2050	1,000,000

Tennessee: 0.24%
500,000	Johnson City TN Health & Educational Facilities Board (HFCR, PNC Bank NA LOC)±§	0.28	07/01/2033	500,000
450,000	Montgomery County TN Public Building Authority (Miscellaneous Revenue, Bank of America Corporation LOC)±§	0.27	02/01/2036	450,000

				950,000

Texas: 2.57%
240,000	Austin TX Airport System (Transportation Revenue, FSA Insured)±§	0.33	11/15/2025	240,000
1,960,000	Bexar County TX Health Facilities Development (HCFR, JPMorgan Chase Bank LOC)±§	0.28	12/01/2032	1,960,000
1,000,000	Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series D1 (HCFR, JPMorgan Chase Bank LOC)±§	0.26	06/01/2029	1,000,000
2,000,000	Lower Neches Valley TX IDR Subseries B-2 (IDR)±§	0.17	12/01/2039	2,000,000
1,000,000	Midlothian TX Industrial Development Corporation (IDR, UBS AG LOC)±§	0.21	08/01/2034	1,000,000
100,000	Texas State Taxable Product Development Program Series A (Miscellaneous Revenue, Nations Bank NA LOC)±§	0.27	06/01/2045	100,000
1,500,000	Texas State TRAN PUTTER (Miscellaneous Revenue)±§††	0.22	08/31/2011	1,500,000
300,000	Tyler TX Health Facilities Development Corporation Mother Frances Hospital Series B (HCFR, Bank of America Corporation LOC)±§	0.33	07/01/2020	300,000
2,000,000	University of Texas System Series A (Education Revenue)±§	0.18	07/01/2037	2,000,000

				10,100,000

Virginia: 0.51%
2,000,000	Harrisonburg VA Redevelopment & Housing Authority (Housing Revenue, Bank of America Corporation LOC)±§	0.30	05/01/2026	2,000,000

Wisconsin: 0.13%
500,000	Wisconsin Housing & Economic Development Authority (Housing Revenue, GO of Authority Insured)±§	0.29	05/01/2030	500,000

Total Municipal Bonds and Notes (Cost $56,494,000)				56,494,000

US Treasury Bills: 2.93%
1,000,000	US Treasury Bill^	0.12	05/12/2011	999,766
3,000,000	US Treasury Bill^	0.17	08/25/2011	2,997,492
2,500,000	US Treasury Bill^	0.16	08/18/2011	2,498,087
4,000,000	US Treasury Bill^	0.13	05/19/2011	3,998,860
1,000,000	US Treasury Bill^	0.15	08/11/2011	999,298

Total US Treasury Bills (Cost $11,493,039)				11,493,503

228 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
SHORT-TERM INVESTMENT PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Repurchase Agreements(z): 6.10%
$3,000,000	Barclays Capital Incorporated, dated 02/28/2011, maturity value $3,000,017 (1)	0.20%	03/01/2011	$3,000,000
4,000,000	BNP Paribas Securities Corporation, dated 02/28/2011, maturity value $4,000,022 (2)	0.20	03/01/2011	4,000,000
3,000,000	Citigroup Global Markets, dated 02/28/2011, maturity value $3,000,018 (3)	0.21	03/01/2011	3,000,000
6,946,617	Deutsche Bank Securities, dated 02/28/2011, maturity value $6,946,656 (4)	0.20	03/01/2011	6,946,617
1,000,000	HSBC USA Incorporated, dated 02/28/2011, maturity value $1,000,005 (5)	0.19	03/01/2011	1,000,000
2,000,000	JPMorgan Securities, dated 02/28/2011, maturity value $2,000,014 (6)	0.26	03/01/2011	2,000,000
4,000,000	Societe Generale New York, dated 02/28/2011, maturity value $4,000,022 (7)	0.20	03/01/2011	4,000,000

Total Repurchase Agreements (Cost $23,946,617)				23,946,617

Commercial Paper: 53.57%
1,000,000	Amsterdam Funding Corporation^††(p)	0.29	04/04/2011	999,720
2,000,000	Antalis US Funding Corporation^††(p)	0.27	03/04/2011	1,999,940
1,000,000	Antalis US Funding Corporation^††(p)	0.29	04/11/2011	999,660
1,000,000	Arabella Finance LLC^††	0.27	03/25/2011	999,810
1,000,000	Argento Funding Companies Limited^††(p)	0.28	04/07/2011	999,700
1,000,000	Argento Funding Companies Limited^††(p)	0.30	04/19/2011	999,590
1,000,000	Argento Variable Funding Company Limited^††(p)	0.36	03/01/2011	999,990
1,000,000	Argento Variable Funding Company Limited^††(p)	0.30	04/27/2011	999,520
2,000,000	Argento Variable Funding Company Limited^††(p)	0.30	05/03/2011	1,998,920
1,000,000	ASB Finance Limited±††	0.42	12/02/2011	999,630
1,000,000	ASB Finance Limited±††	0.42	12/05/2011	999,627
1,000,000	Atlantic Asset Securitization Corporation^††(p)	0.36	03/01/2011	999,990
500,000	Atlantic Asset Securitization Corporation^††(p)	0.27	03/04/2011	499,985
2,000,000	Atlantic Asset Securitization Corporation^††(p)	0.26	04/05/2011	1,999,480
1,000,000	Atlantis One Funding Corporation^††(p)	0.21	05/11/2011	999,580
1,000,000	Autobahn Funding Company LLC^††(p)	0.29	04/11/2011	999,660
1,000,000	Autobahn Funding Company LLC^††(p)	0.29	04/18/2011	999,600
4,000,000	Banco Bilbao Vizcaya Argentaria SA (London)^††	0.36	03/03/2011	3,999,880
2,000,000	Banco Bilbao Vizcaya Argentaria SA (London)^††	0.31	03/07/2011	1,999,879
1,000,000	Beethoven Funding Corporation^††(p)	0.18	03/02/2011	999,990
2,000,000	BGL BNP Paribas SA^	0.18	03/04/2011	1,999,960
2,000,000	BGL BNP Paribas SA^	0.17	03/15/2011	1,999,860
1,000,000	BNZ International Funding Limited±††(p)	0.23	04/06/2011	999,760
1,000,000	BNZ International Funding Limited±††(p)	0.41	10/07/2011	999,700
1,000,000	BNZ International Funding Limited±††(p)	0.42	10/12/2011	999,670
1,000,000	BPCE^††	0.29	05/04/2011	999,470
1,000,000	CAFCO LLC^††(p)	0.18	03/16/2011	999,920
1,000,000	CAFCO LLC^††(p)	0.20	04/05/2011	999,800
1,000,000	CAFCO LLC^††(p)	0.22	04/13/2011	999,730
1,000,000	CAFCO LLC^††(p)	0.23	04/20/2011	999,680
1,000,000	CAFCO LLC^††(p)	0.26	05/23/2011	999,400
2,000,000	Caisse d’Amortissement de la Dette Sociale^††	0.21	05/04/2011	1,999,240
1,000,000	Caisse d’Amortissement de la Dette Sociale^††	0.22	05/10/2011	999,570
1,000,000	Caisse d’Amortissement de la Dette Sociale^††	0.22	05/16/2011	999,530
1,000,000	Caisse d’Amortissement de la Dette Sociale^††	0.22	05/17/2011	999,520
2,000,000	Caisse d’Amortissement de la Dette Sociale^††	0.24	06/06/2011	1,998,720
1,000,000	Cancara Asset Securitization LLC^††(p)	0.18	03/02/2011	999,990
1,000,000	Cancara Asset Securitization LLC^††(p)	0.24	03/03/2011	999,980
1,000,000	Cancara Asset Securitization LLC^††(p)	0.25	03/10/2011	999,930
1,000,000	Cancara Asset Securitization LLC^††(p)	0.29	04/13/2011	999,650
1,000,000	Cancara Asset Securitization LLC^††(p)	0.31	05/05/2011	999,440
2,000,000	Cancara Asset Securitization LLC^††(p)	0.31	05/09/2011	1,998,800
500,000	Chariot Funding LLC^††	0.18	03/10/2011	499,975
1,000,000	Chariot Funding LLC^††	0.18	03/14/2011	999,930
1,000,000	Charta LLC^††(p)	0.18	03/04/2011	999,980
1,000,000	Charta LLC^††(p)	0.25	05/19/2011	999,440

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 229
SHORT-TERM INVESTMENT PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Commercial Paper (continued)
$1,000,000	Commonwealth Bank of Australia^††	0.15%	03/07/2011	$999,970
1,000,000	Concord Minutemen Capital Company LLC^††(p)	0.24	03/03/2011	999,980
1,000,000	Concord Minutemen Capital Company LLC^††(p)	0.24	03/09/2011	999,940
1,000,000	Concord Minutemen Capital Company LLC^††(p)	0.26	03/15/2011	999,890
1,000,000	Concord Minutemen Capital Company LLC^††(p)	0.27	03/24/2011	999,820
1,000,000	CRC Funding LLC^††(p)	0.18	03/04/2011	999,980
1,000,000	CRC Funding LLC^††(p)	0.20	03/09/2011	999,950
1,000,000	CRC Funding LLC^††(p)	0.18	03/16/2011	999,920
1,000,000	CRC Funding LLC^††(p)	0.19	03/23/2011	999,880
1,000,000	Crown Point Capital Company^††(p)	0.36	03/01/2011	999,990
1,000,000	Crown Point Capital Company^††(p)	0.24	03/03/2011	999,980
1,000,000	Crown Point Capital Company^††(p)	0.27	03/04/2011	999,970
1,000,000	Crown Point Capital Company^††(p)	0.26	03/07/2011	999,950
1,000,000	Crown Point Capital Company^††(p)	0.27	03/16/2011	999,880
1,000,000	Crown Point Capital Company^††(p)	0.26	03/18/2011	999,870
1,000,000	Danske Corporation^††	0.21	03/07/2011	999,960
2,000,000	Danske Corporation^††	0.26	04/06/2011	1,999,460
1,000,000	Danske Corporation^††	0.27	04/14/2011	999,660
1,000,000	Danske Corporation^††	0.30	05/31/2011	999,230
1,000,000	Ebbets Funding LLC^††(p)	0.27	03/04/2011	999,970
1,000,000	Ebbets Funding LLC^††(p)	0.26	03/11/2011	999,920
5,000,000	European Investment Bank^	0.22	03/25/2011	4,999,250
1,000,000	Falcon Asset Securitization Company LLC^††(p)	0.18	03/14/2011	999,930
1,000,000	Falcon Asset Securitization Company LLC^††(p)	0.20	03/18/2011	999,900
1,000,000	GDF Suez^††	0.29	05/10/2011	999,420
2,000,000	Gemini Securitization Corporation LLC^††(p)	0.28	04/05/2011	1,999,440
1,000,000	Gemini Securitization Corporation LLC^††(p)	0.28	04/06/2011	999,710
1,000,000	Gemini Securitization Corporation LLC^††(p)	0.28	04/07/2011	999,700
2,000,000	Gemini Securitization Corporation LLC^††(p)	0.30	05/03/2011	1,998,920
1,000,000	Govco LLC^††(p)	0.36	03/01/2011	999,990
1,000,000	Govco LLC^††(p)	0.27	03/16/2011	999,880
2,000,000	Govco LLC^††(p)	0.27	03/21/2011	1,999,680
1,000,000	Govco LLC^††(p)	0.27	03/23/2011	999,830
1,000,000	Govco LLC^††(p)	0.27	03/24/2011	999,820
1,000,000	Grampian Funding Limited LLC^††(p)	0.13	03/14/2011	999,950
1,000,000	Grampian Funding Limited LLC^††(p)	0.19	05/03/2011	999,670
2,500,000	Grampian Funding Limited LLC^††(p)	0.18	05/04/2011	2,499,175
1,000,000	Grampian Funding Limited LLC^††(p)	0.19	05/10/2011	999,620
1,000,000	Hillsborough County FL	0.30	05/13/2011	1,000,000
1,000,000	ICICI Bank Limited (Bahrain)^	0.26	03/14/2011	999,900
1,000,000	Kells Funding LLC±^††(p)	0.24	03/18/2011	999,880
1,000,000	Kells Funding LLC±^††(p)	0.25	04/01/2011	999,780
2,000,000	Kells Funding LLC±^††(p)	0.26	04/15/2011	1,999,340
1,000,000	Kells Funding LLC±^††(p)	0.26	04/20/2011	999,630
2,000,000	Kells Funding LLC±††(p)	0.40	11/29/2011	1,999,260
3,000,000	KFW International Finance Incorporated^††	0.16	04/06/2011	2,999,520
1,000,000	Legacy Capital Company^††(p)	0.27	03/08/2011	999,940
1,000,000	Legacy Capital Company^††(p)	0.25	03/10/2011	999,930
1,000,000	Legacy Capital Company^††(p)	0.26	03/14/2011	999,900
1,000,000	Legacy Capital Company^††(p)	0.25	03/17/2011	999,880
1,000,000	Lexington Parker Capital Company LLC^††(p)	0.36	03/01/2011	999,990
1,000,000	Lexington Parker Capital Company LLC^††(p)	0.36	03/02/2011	999,980
1,000,000	Lexington Parker Capital Company LLC^††(p)	0.31	03/14/2011	999,880
2,000,000	Lexington Parker Capital Company LLC^††(p)	0.33	03/23/2011	1,999,580
1,000,000	Liberty Street Funding LLC^††(p)	0.27	03/24/2011	999,820
1,000,000	LMA SA^††	0.27	03/04/2011	999,970

230 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
SHORT-TERM INVESTMENT PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Commercial Paper (continued)
$2,000,000	LMA SA^††	0.26%	03/18/2011	$1,999,740
1,000,000	LMA SA^††	0.27	03/29/2011	999,780
1,000,000	Los Angeles Department of Airports	0.31	05/09/2011	999,920
1,000,000	Macquarie Bank Limited^††	0.32	03/29/2011	999,740
1,000,000	Macquarie Bank Limited^††	0.33	04/01/2011	999,710
1,000,000	Macquarie Bank Limited^††	0.33	04/04/2011	999,680
1,000,000	Massachusetts Water Resources Authority	0.30	05/02/2011	1,000,000
1,000,000	Matchpoint Master Trust^††(p)	0.23	03/17/2011	999,890
1,000,000	Matchpoint Master Trust^††(p)	0.25	03/28/2011	999,807
1,000,000	Matchpoint Master Trust^††(p)	0.29	05/16/2011	999,390
500,000	MetLife Short Term Funding LLC^††(p)	0.26	03/31/2011	499,890
1,000,000	MetLife Short Term Funding LLC^††(p)	0.26	04/12/2011	999,690
500,000	MetLife Short Term Funding LLC^††(p)	0.28	05/10/2011	499,725
1,000,000	Metropolitan Transportation Authority NY	0.28	04/05/2011	1,000,030
1,000,000	Metropolitan Transportation Authority NY	0.30	05/03/2011	1,000,090
1,000,000	Mont Blanc Capital Corporation^††(p)	0.27	03/04/2011	999,970
1,000,000	Mont Blanc Capital Corporation^††(p)	0.27	03/23/2011	999,830
1,000,000	Nationwide Building Society^††	0.22	03/21/2011	999,870
1,500,000	Nationwide Building Society^††	0.27	04/08/2011	1,499,565
1,000,000	Nationwide Building Society^††	0.30	05/11/2011	999,410
1,000,000	Newport Funding Corporation^††(p)	0.28	03/22/2011	999,830
1,000,000	Newport Funding Corporation^††(p)	0.29	04/11/2011	999,660
1,000,000	Nieuw Amsterdam Receivables Corporation^††(p)	0.36	03/01/2011	999,990
1,000,000	Nieuw Amsterdam Receivables Corporation^††(p)	0.27	04/12/2011	999,680
1,000,000	Nieuw Amsterdam Receivables Corporation^††(p)	0.27	04/15/2011	999,650
2,000,000	Nieuw Amsterdam Receivables Corporation^††(p)	0.27	04/19/2011	1,999,240
1,000,000	Nieuw Amsterdam Receivables Corporation^††(p)	0.28	04/28/2011	999,540
1,000,000	PB Financing Incorporated^††	0.33	04/08/2011	999,640
1,000,000	PB Financing Incorporated^††	0.33	04/11/2011	999,610
1,000,000	PB Financing Incorporated^††	0.37	05/23/2011	999,140
1,000,000	RBS Holdings USA Incorporated^††	0.30	05/11/2011	999,410
1,000,000	RBS Holdings USA Incorporated^††	0.30	05/24/2011	999,300
1,000,000	Reckitt Benckiser Group plc^††	0.28	04/21/2011	999,600
2,000,000	Regency Markets #1 LLC^††	0.27	03/04/2011	1,999,940
1,000,000	Rhein-Main Security Limited^††(p)	0.29	04/11/2011	999,660
1,000,000	Rhein-Main Security Limited^††(p)	0.32	05/16/2011	999,320
1,000,000	Rheingold Securitization^††(p)	0.30	04/20/2011	999,580
1,000,000	Rheingold Securitization^††(p)	0.30	04/21/2011	999,570
1,000,000	Romulus Funding Corporation^††(p)	0.27	03/24/2011	999,820
1,000,000	Romulus Funding Corporation^††(p)	0.27	03/25/2011	999,810
1,000,000	Romulus Funding Corporation^††(p)	0.28	03/28/2011	999,784
1,000,000	Salisbury Receivables Company^††(p)	0.26	04/06/2011	999,738
1,000,000	San Jose City CA International Airport	0.29	04/07/2011	1,000,000
1,000,000	Scaldis Capital LLC^††(p)	0.24	03/09/2011	999,940
1,000,000	Scaldis Capital LLC^††(p)	0.23	03/11/2011	999,930
1,000,000	Sheffield Receivables Corporation^††(p)	0.25	03/16/2011	999,890
1,000,000	Skandinaviska Enskilda Banken AB^††	0.30	05/13/2011	999,390
1,000,000	Solitaire Funding LLC^††(p)	0.23	03/08/2011	999,950
1,000,000	Solitaire Funding LLC^††(p)	0.23	03/11/2011	999,930
1,000,000	Solitaire Funding LLC^††(p)	0.27	04/19/2011	999,630
500,000	Solitaire Funding LLC^††(p)	0.26	04/21/2011	499,810
1,000,000	Solitaire Funding LLC^††(p)	0.28	05/09/2011	999,460
1,000,000	Starbird Funding Corporation^††(p)	0.28	04/07/2011	999,700
1,000,000	Starbird Funding Corporation^††(p)	0.30	04/21/2011	999,570
1,000,000	Starbird Funding Corporation^††(p)	0.30	04/25/2011	999,540
1,000,000	Straight-A Funding LLC^††(p)	0.18	03/02/2011	999,990

Portfolio of Investments—February 28, 2011	Wells Fargo Advantage Master Portfolios 231
SHORT-TERM INVESTMENT PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Commercial Paper (continued)
$1,000,000	Straight-A Funding LLC^††(p)	0.18%	03/08/2011	$999,960
1,000,000	Straight-A Funding LLC^††(p)	0.28	05/10/2011	999,450
1,000,000	Suncorp-Metway Limited^††	0.18	03/08/2011	999,960
500,000	Suncorp-Metway Limited^††	0.18	03/10/2011	499,975
1,000,000	Suncorp-Metway Limited^††	0.30	05/05/2011	999,460
1,000,000	Swedbank AB^	0.30	05/27/2011	999,269
1,000,000	Swedbank AB^	0.30	05/31/2011	999,228
1,000,000	Swedish Housing Finance Corporation^††	0.21	03/07/2011	999,960
500,000	Sydney Capital Corporation^††	0.24	03/15/2011	499,950
500,000	Tasman Funding Incorporated^††(p)	0.26	03/14/2011	499,950
500,000	Tasman Funding Incorporated^††(p)	0.31	05/12/2011	499,685
1,000,000	Thames Asset Global Securitization^††(p)	0.27	03/04/2011	999,970
2,000,000	Thames Asset Global Securitization^††(p)	0.27	03/21/2011	1,999,680
2,000,000	Thames Asset Global Securitization^††(p)	0.28	04/07/2011	1,999,400
894,000	Thames Asset Global Securitization^††(p)	0.35	06/07/2011	893,133
1,000,000	Toyota Financial Services de Puerto Rico Incorporated^	0.15	03/14/2011	999,940
2,000,000	UBS Finance Delaware LLC^	0.21	03/21/2011	1,999,760
1,000,000	Versailles Commercial Paper LLC^††(p)	0.28	04/07/2011	999,700
1,000,000	Versailles Commercial Paper LLC^††(p)	0.29	04/08/2011	999,690
1,000,000	Westpac Securities NZ Limited±††	0.20	04/05/2011	999,800
1,000,000	Westpac Securities NZ Limited±††	0.38	08/19/2011	999,750
1,000,000	Westpac Securities NZ Limited±††	0.41	10/13/2011	999,690
1,000,000	Windmill Funding Corporation^††(p)	0.27	04/04/2011	999,740
1,000,000	Windmill Funding Corporation^††(p)	0.27	04/08/2011	999,710

Total Commercial Paper (Cost $210,334,254)				210,342,810

Certificates of Deposit: 12.86%
1,000,000	ANZ National (International) Limited±††	0.40	09/13/2011	999,700
1,000,000	Banco Del Estado De Chile	0.30	03/01/2011	1,000,000
2,000,000	Bank of Nova Scotia	0.29	03/08/2011	2,000,040
1,000,000	Bank of Nova Scotia	0.29	03/09/2011	1,000,020
1,000,000	Bank of Nova Scotia	0.28	05/31/2011	1,000,000
2,000,000	Bank of Tokyo	0.21	03/01/2011	2,000,000
1,000,000	Barclays Bank plc (New York)±	0.58	07/22/2011	999,800
1,000,000	Barclays Bank plc (New York)±	0.81	08/12/2011	999,780
1,000,000	Barclays Bank plc (New York)±	0.76	10/24/2011	999,670
1,000,000	Barclays Bank plc (New York)±	0.72	01/17/2012	999,570
1,000,000	BNP Paribas (New York)±	0.62	11/28/2011	1,000,000
1,000,000	BNP Paribas (New York)±	0.66	02/28/2012	1,000,000
1,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (New York)	0.30	03/07/2011	1,000,020
1,000,000	Credit Agricole Corporate and Investment Bank (New York)	0.38	06/01/2011	999,870
2,000,000	Deutsche Bank AG (New York)	0.30	03/09/2011	2,000,040
2,000,000	Dexia Credit Local SA	0.35	03/01/2011	2,000,000
4,000,000	Dexia Credit Local SA	0.35	03/02/2011	4,000,040
3,000,000	DG Bank AG	0.40	03/21/2011	3,000,240
2,000,000	Lloyds Bank plc	0.40	11/01/2011	1,999,280
1,000,000	National Bank of Canada±	0.43	10/07/2011	999,700
1,000,000	Natixis (New York)	0.21	03/03/2011	1,000,000
2,000,000	Natixis (New York)	0.21	03/07/2011	2,000,000
1,000,000	Natixis (New York)±	0.50	10/07/2011	1,000,570
2,000,000	Nordea Bank Finland plc	0.29	04/04/2011	2,000,020
2,000,000	Rabobank Nederland NV (New York)±	0.34	03/31/2011	2,000,200
1,000,000	Rabobank Nederland NV (New York)±	0.34	12/06/2011	999,620
1,000,000	Rabobank Nederland NV (New York)±	0.34	01/10/2012	999,570
2,000,000	Royal Bank of Scotland plc±	0.75	04/26/2011	2,000,500

232 Wells Fargo Advantage Master Portfolios	Portfolio of Investments—February 28, 2011
SHORT-TERM INVESTMENT PORTFOLIO

Principal	Security Name		Interest Rate	Maturity Date	Value
Certificates of Deposit (continued)
$1,000,000	Skandinav Enskilda Banken		0.34%	05/06/2011	$1,000,060
1,500,000	Skandinav Enskilda Banken		0.34	05/16/2011	1,500,075
1,000,000	Societe Generale (New York)±		0.56	08/12/2011	999,890
1,000,000	Societe Generale (New York)±		0.37	01/27/2012	999,990
1,000,000	Toronto-Dominion Bank±		0.34	01/12/2012	999,570
3,000,000	UBS AG Stamford CT		0.30	05/09/2011	3,000,240

Total Certificates of Deposit (Cost $50,499,984)					50,498,075

Secured Master Note Agreement: 1.65%
6,500,000	Bank of America Securities LLC±§(a)		0.33	09/09/2034	6,500,000

Total Secured Master Note Agreement (Cost $6,500,000)					6,500,000

Time Deposits: 6.88%
3,000,000	Abbey National Treasury Services		0.18	03/01/2011	3,000,000
2,000,000	Bayerische Hypo-und Vereinsbank AG (Munich)		0.23	03/02/2011	2,000,000
2,000,000	Commerzbank (London)		0.18	03/01/2011	2,000,000
2,000,000	Credit Agricole CIB		0.23	03/04/2011	1,999,980
2,000,000	Danske Bank AS (Copenhagen)		0.22	03/01/2011	2,000,000
6,000,000	Groupe BPCE		0.19	03/01/2011	6,000,000
4,000,000	HSBC Bank (London)		0.20	03/01/2011	4,000,000
4,000,000	Intesa Sanpaolo SpA		0.19	03/01/2011	4,000,000
2,000,000	KBC Bank NV (Brussels)		0.18	03/01/2011	2,000,000

Total Time Deposits (Cost $27,000,000)					26,999,980

Total Investments in Securities (Cost $394,651,082)*		100.51%			394,658,658

Other Assets and Liabilities, Net		(0.51)			(2,010,303)

Total Net Assets		100.00%			$392,648,355

±	Variable rate investments.

§	These securities are subject to a demand feature which reduces the effective maturity.

^	Zero coupon security. Rate represents yield to maturity.

(i)	Illiquid security for which the designation as illiquid is unaudited.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(p)	Asset-backed commercial paper.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(z)	Collateralized by:

(1)	U.S. government securities, 0.00% to 0.75%, 2/18/2013 to 10/15/2020, market value including accrued interest is $3,060,002.

(2)	U.S. government securities, 2.50% to 5.78%, 12/1/2019 to 2/20/2041, market value including accrued interest is $4,120,000.

(3)	U.S. government securities, 2.58% to 6.50%, 9/1/2015 to 1/1/2041, market value including accrued interest is $3,090,000.

(4)	U.S. government securities, 0.63% to 16.00%, 3/1/2011 to 12/1/2049, market value including accrued interest is $7,154,972.

(5)	U.S. government securities, 3.50% to 6.50%, 2/1/2018 to 8/1/2040, market value including accrued interest is $1,030,012.

(6)	Commercial papers, 0.00%, 3/8/2011 to 8/12/2011, market value is $2,040,021.

(7)	U.S. government securities, 1.91% to 7.00%, 11/1/2013 to 12/1/2047, market value including accrued interest is $4,120,000.

*	Cost for federal income tax purposes is $394,651,082 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$15,690
Gross unrealized depreciation	(8,114)

Net unrealized appreciation	$7,576
The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities—February 28, 2011	Wells Fargo Advantage Master Portfolios 233

	Diversified Fixed	Diversified Stock	Short-Term Investment
	Income Portfolio	Portfolio	Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value	$3,740,598,589	$5,393,747,477	$394,658,658
In affiliated securities, at value	234,861,821	998,493,557	0

Total investments, at value (see cost below)	3,975,460,410	6,392,241,034	394,658,658
Cash	169,497	0	4,326
Segregated cash	0	11,527,000	0
Foreign currency, at value (see cost below)	5,712,767	9,225,110	0
Receivable for daily variation margin on open futures contracts	0	838,661	0
Receivable for investments sold	21,571,560	1,733,458	0
Principal paydown receivable	45,665	0	0
Receivable for dividends and interest	32,261,523	8,312,071	59,657
Receivable for securities lending income	11,973	176,516	0
Prepaid expenses and other assets	50,802	18,622	5,364

Total assets	4,035,284,197	6,424,072,472	394,728,005

Liabilities
Payable for investments purchased	167,442,113	24,709	1,998,491
Payable upon receipt of securities loaned	74,775,458	802,075,448	0
Investment advisory fee payable	704,828	1,051,901	29,952
Accrued expenses and other liabilities	50,004	130,527	51,207

Total liabilities	242,972,403	803,282,585	2,079,650

Total net assets	$3,792,311,794	$5,620,789,887	$392,648,355

Total investments, at cost	$3,873,019,557	$5,435,998,040	$394,651,082

Foreign currency, at cost	$5,608,931	$9,102,332	$0

Securities on loan, at value	$73,380,664	$783,412,410	$0

The accompanying notes are an integral part of these financial statements.

234 Wells Fargo Advantage Master Portfolios	Statements of Operations—For the Year Ended February 28, 2011

	Diversified Fixed	Diversified Stock	Short-Term Investment
	Income Portfolio	Portfolio	Portfolio

Investment income
Interest	$92,678,837	$24,902	$1,079,469
Dividends*	0	84,676,033	0
Income from affiliated securities	777,090	360,921	0
Securities lending income, net	117,206	2,159,919	0

Total investment income	93,573,133	87,221,775	1,079,469

Expenses
Investment advisory fee	8,114,773	13,997,399	315,920
Custody and accounting fees	154,771	983,364	90,584
Professional fees	52,111	49,823	33,141
Shareholder report expenses	4,000	6,001	2,500
Trustees’ fees and expenses	10,578	10,578	10,578
Other fees and expenses	16,706	124,119	2,906

Total expenses	8,352,939	15,171,284	455,629
Less: Fee waivers and/or expense reimbursements	(611,775)	(2,660,995)	(104)

Net expenses	7,741,164	12,510,289	455,525

Net investment income	85,831,969	74,711,486	623,944

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	19,261,841	97,480,831	(278,393)
Affiliated securities	383,699	1,804,807	0
Forward foreign currency contract transactions	(10,475)	0	0
Futures transactions	0	24,203,399	0

Net realized gains (losses) on investments	19,635,065	123,489,037	(278,393)

Net change in unrealized gains (losses) on:
Unaffiliated securities	37,265,813	885,854,293	343,068
Affiliated securities	196,217	4,137,953	0
Forward foreign currency contract transactions	20,914	0	0
Futures transactions	0	11,254,574	0

Net change in unrealized gains (losses) on investments	37,482,944	901,246,820	343,068

Net realized and unrealized gains (losses) on investments	57,118,009	1,024,735,857	64,675

Net increase in net assets resulting from operations	$142,949,978	$1,099,447,343	$688,619

* Net of foreign withholding taxes of	$0	$3,650,826	$0
The accompanying notes are an integral part of these financial statements.

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236 Wells Fargo Advantage Master Portfolios	Statements of Changes in Net Assets

	Diversified Fixed Income Portfolio
	Year Ended	Year Ended
	February 28, 2011	February 28, 2010

Operations
Net investment income	$85,831,969	$54,076,998
Net realized gains (losses) on investments	19,635,065	1,097,939
Net change in unrealized gains (losses) on investments	37,482,944	62,873,792

Net increase in net assets resulting from operations	142,949,978	118,048,729

Capital share transactions
Contributions	1,680,844,302	1,423,774,624
Withdrawals	(377,801,400)	(114,788,338)

Net increase in net assets resulting from capital share transactions	1,303,042,902	1,308,986,286

Total increase in net assets	1,445,992,880	1,427,035,015

Net assets
Beginning of period	2,346,318,914	919,283,899

End of period	$3,792,311,794	$2,346,318,914

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Master Portfolios 237

Diversified Stock Portfolio		Short-Term Investment Portfolio
Year Ended	Year Ended	Year Ended	Year Ended
February 28, 2011	February 28, 2010	February 28, 2011	February 28, 2010

$74,711,486	$38,577,284	$623,944	$389,143
123,489,037	(120,017,439)	(278,393)	2,037
901,246,820	933,498,075	343,068	144,598

1,099,447,343	852,057,920	688,619	535,778

1,635,583,911	2,100,503,527	189,810,447	180,541,973
(746,231,670)	(434,360,690)	(55,324,921)	(15,916,234)

889,352,241	1,666,142,837	134,485,526	164,625,739

1,988,799,584	2,518,200,757	135,174,145	165,161,517

3,631,990,303	1,113,789,546	257,474,210	92,312,693

$5,620,789,887	$3,631,990,303	$392,648,355	$257,474,210

238 Wells Fargo Advantage Master Portfolios	Financial Highlights

	Ratio to Average Net Assets (Annualized)				Portfolio
	Net Investment	Gross	Net	Total	Turnover
	Income	Expenses	Expenses	Return[1]	Rate[2]

Diversified Fixed Income Portfolio

March 1, 2010 to February 28, 2011	2.84%	0.28%	0.26%	5.58%	57%
March 1, 2009 to February 28, 2010	3.47%	0.31%	0.28%	10.44%	113%
March 1, 2008 to February 28, 2009	4.18%	0.35%	0.35%	0.00%	51%
March 1, 2007 to February 29, 2008	4.54%	0.35%	0.35%	9.56%	84%
June 26, 2006[3] to February 28, 2007	4.52%	0.37%	0.36%	6.70%	165%

Diversified Stock Portfolio

March 1, 2010 to February 28, 2011	1.65%	0.34%	0.28%	25.76%	18%
March 1, 2009 to February 28, 2010	1.66%	0.38%	0.31%	66.83%	22%
March 1, 2008 to February 28, 2009	2.02%	0.43%	0.42%	(46.36)%	29%
March 1, 2007 to February 29, 2008	1.66%	0.43%	0.43%	(2.23)%	29%
June 26, 2006[3] to February 28, 2007	1.25%	0.44%	0.43%	16.12%	87%

Short-Term Investment Portfolio

March 1, 2010 to February 28, 2011	0.20%	0.14%	0.14%	0.00%	NA
March 1, 2009 to February 28, 2010	0.24%	0.17%	0.16%	0.45%	NA
March 1, 2008 to February 28, 2009	2.32%	0.19%	0.18%	0.92%	NA
March 1, 2007 to February 29, 2008	4.99%	0.17%	0.16%	4.81%	NA
June 26, 2006[3] to February 28, 2007	5.21%	0.18%	0.17%	4.00%	NA

1.	Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

2.	Portfolio turnover rates presented for periods of less than one year are not annualized.

3.	Commencement of operations.
The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements	Wells Fargo Advantage Master Portfolios 239
1. ORGANIZATION
Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds Wells Fargo Advantage Diversified Fixed Income Portfolio (“Diversified Fixed Income Portfolio”), Wells Fargo Advantage Diversified Stock Portfolio (“Diversified Stock Portfolio”) and Wells Fargo Advantage Short-Term Investment Portfolio (“Short-Term Investment Portfolio”) (each, a “Portfolio”, collectively, the “Portfolios”).
Interests in the Portfolios are sold without any sales charge in private placement transactions to qualified investors, including open-end investment management companies.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Portfolios should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.
Securities valuation
Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Portfolios’ Fair Valuation Procedures.
Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.
Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Trust’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Portfolios’ Fair Value Procedures.
Debt securities of sufficient credit quality with original maturities of 60 days or less and any collateral received from securities lending invested in securities generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

240 Wells Fargo Advantage Master Portfolios	Notes to Financial Statements
Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.
Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.
The valuation techniques used by the Portfolios to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.
Foreign currency translation
The accounting records of the Portfolios are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.
The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.
Repurchase agreements
The Portfolios may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Portfolio in the event that such Portfolio is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Portfolio seeks to assert its rights.
Forward foreign currency contracts
Certain Portfolios may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Portfolio enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Portfolio’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty.
Security loans
The Portfolios may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. A Portfolio continues to receive interest or dividends on the securities loaned. A Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In the event of default or bankruptcy by the borrower, a Portfolio could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

Notes to Financial Statements	Wells Fargo Advantage Master Portfolios 241
The Portfolios lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with their securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statements of Operations.
Prior to April 1, 2010, Wells Fargo Bank, N.A. acted as the securities lending agent for the Diversified Fixed Income Portfolio and Diversified Stock Portfolio and was entitled to receive for its services 25% of the revenues earned on the securities lending activities. For the year ended February 28, 2011, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities. Such waivers by Wells Fargo Bank, N.A. had the impact of increasing securities lending income on the Statements of Operations.
In a securities lending transaction, the net asset value of a Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by a Portfolio fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Portfolios’ former securities lending agent, as the various participating Portfolios’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Portfolio. In order to eliminate the fluctuation of the various Portfolios’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Portfolios recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each Portfolio’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each Portfolio’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each such Portfolio’s percentage ownership of the joint account as of such date.
When-issued transactions
Each Portfolio may purchase securities on a forward commitment or ‘when-issued’ basis. A Portfolio records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Certain Portfolios may be subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolios may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.
Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

242 Wells Fargo Advantage Master Portfolios	Notes to Financial Statements
Mortgage dollar roll transactions
The Portfolios may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Portfolio foregoes principal and interest paid on the securities. A Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Portfolios account for the dollar roll transactions as purchases and sales.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Federal and other taxes
Each Portfolio of the Trust is treated as a separate entity for federal income tax purposes. The Portfolios of the Trust are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Portfolio are deemed to have been “passed through” to the interestholders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.
Each Portfolio’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
▪	Level 1 — quoted prices in active markets for identical securities

▪	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

▪	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements	Wells Fargo Advantage Master Portfolios 243
As of February 28, 2011, the inputs used in valuing the Portfolios’ assets, which are carried at fair value, were as follows:

		Significant Other	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total
Diversified Fixed Income Portfolio
Agency securities	$0	$1,094,837,625	$0	$1,094,837,625
Asset-backed securities	0	0	449,981	449,981
Corporate bonds and notes	0	823,875,870	2,130,567	826,006,437
Yankee corporate bonds and notes	0	135,535,202	0	135,535,202
Foreign government bonds	0	931,307,460	0	931,307,460
U.S. Treasury obligations	766,514,350	0	0	766,514,350
Short-term investments
Corporate bonds and notes	0	0	3,720,445	3,720,445
Investment companies	144,524,589	72,564,321	0	217,088,910

Total	$911,038,939	$3,058,120,478	$6,300,993	$3,975,460,410

Diversified Stock Portfolio
Equity securities
Common stocks	$5,356,028,934	$0	$2,702,850	$5,358,731,784
Preferred stocks	46,533,380	0	0	46,533,380
Warrants	0	35,830	29	35,859
Rights	0	12,425	47,511	59,936
Foreign government bonds	0	10,597	0	10,597
Convertible bonds	0	756	0	756
Short-term investments
Corporate bonds and notes	0	0	7,031,768	7,031,768
Investment companies	181,907,455	797,929,499	0	979,836,954

Total	$5,584,469,769	$797,989,107	$9,782,158	$6,392,241,034

Short-Term Investment Portfolio
Agency securities	$0	$999,479	$0	$999,479
Certificate of deposit	0	50,498,075	0	50,498,075
Commercial paper	0	210,342,810	0	210,342,810
Corporate bonds and notes	0	7,384,194	0	7,384,194
Municipal bonds and notes	0	55,494,000	1,000,000	56,494,000
Repurchase agreements	0	23,946,617	0	23,946,617
Secured master note agreement	0	0	6,500,000	6,500,000
Time deposits	0	26,999,980	0	26,999,980
U.S. Treasury obligations	11,493,503	0	0	11,493,503

Total	$11,493,503	$375,665,155	$7,500,000	$394,658,658
Further details on the major security types listed above can be found in each Portfolio’s Portfolio of Investments.

244 Wells Fargo Advantage Master Portfolios	Notes to Financial Statements
As of February 28, 2011, the inputs used in valuing the Diversified Stock Portfolio’s other financial instruments, which are carried at fair value, were as follows:

		Significant Other	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Futures Contracts	(Level 1)	(Level 2)	(Level 3)	Total
Diversified Stock Portfolio	$10,353,477	$0	$0	$10,353,477
For the year ended February 28, 2011, the Portfolios did not have any significant transfers into/out of Level 1 and Level 2.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate bonds	Asset backed
	and notes	securities	Total
Diversified Fixed Income Portfolio
Balance as of February 28, 2010	$3,863,378	$0	$3,863,378
Accrued discounts (premiums)	(1,802)	(836)	(2,638)
Realized gains (losses)	(1,490)	(660)	(2,150)
Change in unrealized gains (losses)	903,289	(4,532)	898,757
Purchases	1,043,616	461,534	1,505,150
Sales	(1,058,177)	(5,525)	(1,063,702)
Transfers into Level 3	1,102,198	0	1,102,198
Transfers out of Level 3	0	0	0
Balance as of February 28, 2011	$5,851,012	$449,981	$6,300,993
Change in unrealized gains (losses) included in earnings relating to securities still held at February 28, 2011	$330,978	$34,419	$365,397

	Corporate bonds	Common
	and notes	stocks	Rights	Warrants	Total
Diversified Stock Portfolio
Balance as of February 28, 2010	$7,330,925	$722,454	$8,450	$0	$8,061,829
Realized gains (losses)	0	(423,223)	0	0	(423,223)
Change in unrealized gains (losses)	1,612,395	521,693	36,458	15	2,170,561
Purchases	0	172,258	5,963	0	178,221
Sales	(1,911,552)	(635,337)	(3,360)	0	(2,550,249)
Transfers into Level 3	0	2,626,696	0	14	2,626,710
Transfers out of Level 3	0	(281,691)	0	0	(281,691)
Balance as of February 28, 2011	$7,031,768	$2,702,850	$47,511	$29	$9,782,158
Change in unrealized gains (losses) included in earnings relating to securities still held at February 28, 2011	$589,684	$(21,402)	$41,547	$15	$609,844

	Corporate bonds	Municipal bonds	Secured master
	and notes	and notes	note agreement	Total
Short-Term Investment Portfolio
Balance as of February 28, 2010	$527,454	$0	$0	$527,454
Realized gains (losses)	53,915	0	0	53,915
Change in unrealized gains (losses)	0	0	0	0
Purchases	0	0	2,300,000	2,300,000
Sales	(581,369)	0	0	(581,369)
Transfer into Level 3	0	1,000,000	4,200,000	5,200,000
Transfer out of Level 3	0	0	0	0
Balance as of February 28, 2011	$0	$1,000,000	$6,500,000	$7,500,000
Change in unrealized gains or losses included in earnings relating to securities still held at February 28, 2011	$0	$0	$0	$0

Notes to Financial Statements	Wells Fargo Advantage Master Portfolios 245
4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES
Investment advisory fees
The Trust has entered into an investment advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The investment adviser is responsible for implementing investment policies and guidelines and for supervising the investment sub-advisers, who are responsible for day-to-day portfolio management of the Portfolios.
Pursuant to the contract, Funds Management is paid an annual investment advisory fee starting at 0.30% and declining to 0.24% as the average daily net assets of Diversified Fixed Income Portfolio increases. Funds Management is paid an annual investment advisory fee starting at 0.35% and declining to 0.29% as the average daily net assets of Diversified Stock Portfolio increases. Short-Term Investment Portfolio pays an investment advisory fee at an annual rate of 0.10% of its average daily net assets. For the year ended February 28, 2011, the investment advisory fee was equivalent to an annual rate for each Portfolio as follows:

Advisory Fees
(% of Average Daily Net Assets)
Diversified Fixed Income Portfolio	0.27%
Diversified Stock Portfolio	0.31
Short-Term Investment Portfolio	0.10
Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management to the Portfolios. The fees related to investment sub-advisory services are borne directly by the investment adviser and do not increase the overall fees paid by a Portfolio to the investment adviser. Wells Capital Management, an affiliate of Funds Management, is the investment sub-adviser to Short-Term Investment Portfolio and is paid an annual investment sub-advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of Short-Term Investment Portfolio increases. SSgA Funds Management Incorporated is the investment sub-adviser to both Diversified Fixed Income Portfolio and Diversified Stock Portfolio and is paid an annual investment sub-advisory fee starting at 0.10% and declining to 0.05% as the average daily net assets of each respective Portfolio increases.
Funds Management has contractually waived and/or reimbursed investment advisory fees during the year ended February 28, 2011 necessary to maintain certain net operating expense ratios for the Portfolios.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date), for the year ended February 28, 2011, were as follows:

	Purchases at Cost		Sales Proceeds
	U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
Diversified Fixed Income Portfolio	$2,274,175,343	$943,688,358	$1,450,517,860	$244,866,563
Diversified Stock Portfolio	0	1,743,305,533	0	777,167,062
6. DERIVATIVE TRANSACTIONS
During the year ended February 28, 2011, the Diversified Stock Portfolio entered into futures contracts to gain market exposure.
At February 28, 2011, Diversified Stock Portfolio had long futures contracts outstanding as follows:

			Initial
Expiration			Contract	Value at	Net Unrealized
Date	Contracts	Type	Amount	February 28, 2011	Gains
March 2011	485 Long	MSCI EAFE Index	$39,799,198	$42,633,925	$2,834,727
March 2011	511 Long	Russell 2000 Index	39,738,030	42,050,190	2,312,160
March 2011	575 Long	S&P 500 Index	35,846,695	38,125,375	2,278,680
March 2011	460 Long	S&P Midcap 400 Index	41,503,490	44,431,400	2,927,910

246 Wells Fargo Advantage Master Portfolios	Notes to Financial Statements
The receivable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin.
The Diversified Stock Portfolio had an average contract amount of $119,605,270 in futures contracts during the year ended February 28, 2011. As of February 28, 2011, the Fund had segregated $11,527,000 as cash collateral for open futures contracts.
During the year ended February 28, 2011, the Diversified Fixed Income Portfolio entered into forward foreign currency contracts for hedging purposes. As of February 28, 2011, the Diversified Fixed Income Portfolio did not have any open forward foreign currency contracts but had average market values of $17,510,537 and $16,406,420 in forward foreign currency contracts to buy and forward foreign currency contracts to sell, respectively, during the year ended February 28, 2011.
The realized gains or losses and change in unrealized gains or losses on derivative instruments are reflected in the appropriate financial statements.
7. INDEMNIFICATION
Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

Report of Independent Registered Public Accounting Firm	Wells Fargo Advantage Master Portfolios 247
BOARD OF TRUSTEES AND INTERESTHOLDERS OF WELLS FARGO MASTER TRUST:
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Wells Fargo Advantage Diversified Fixed Income Portfolio, Wells Fargo Advantage Diversified Stock Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio, three of the portfolios constituting the Wells Fargo Master Trust (collectively the “Portfolios”), as of February 28, 2011, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2011, by correspondence with custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned Portfolios of Wells Fargo Master Trust as of February 28, 2011, the results of their operations for the year then ended, and the changes in their net assets for each of the years in the two year period then ended, and the financial highlights for the periods presented, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts April
28, 2011

248 Wells Fargo Advantage Dow Jones Target Date Funds	Other Information (Unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.
TAX INFORMATION
Pursuant to Section 852(b)(3) of the internal Revenue Code, the following Funds designate the amounts listed below as a long-term capital gain distribution for the year ended February 28, 2011:

Capital Gain Dividend
Target 2015 Fund	$1,877,251
Target 2025 Fund	9,641,786
Target 2035 Fund	3,720,183
Target 2045 Fund	1,445,544
Target 2050 Fund	7,579,020
Pursuant to Section 854(b)(2) of the Internal Revenue Code, the following Funds listed below designate a percentage of its ordinary income dividends distributed during the year ended February 28, 2011 as qualifying for the corporate dividends-received deductions:

Dividend-Received Deduction
(% of ordinary income dividends)
Target Today Fund	5.44%
Target 2010 Fund	9.55%
Target 2015 Fund	12.58%
Target 2020 Fund	19.50%
Target 2025 Fund	19.86%
Target 2030 Fund	40.03%
Target 2035 Fund	30.39%
Target 2040 Fund	59.73%
Target 2045 Fund	35.32%
Target 2050 Fund	27.50%
Pursuant to Section 1(h)(11) of the Internal Revenue Code, the following Funds listed below designate the following amounts of their income dividends paid during the year ended February 28, 2011, as qualified dividend income (QDI):

QDI
Target Today Fund	$1,256,183
Target 2010 Fund	2,689,078
Target 2015 Fund	2,271,632
Target 2020 Fund	11,112,859
Target 2025 Fund	12,457,964
Target 2030 Fund	13,988,101
Target 2035 Fund	5,299,726
Target 2040 Fund	11,756,088
Target 2045 Fund	2,638,117
Target 2050 Fund	8,646,550

Other Information (Unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds 249
Pursuant to Section 871(k)(1) (C) of the Internal Revenue Code, the following Funds listed below designate the following amounts of their income dividends paid during the year ended February 28, 2011, as interest-related dividends:

Interest-Related
Dividends
Target Today Fund	$8,712,328
Target 2010 Fund	10,023,666
Target 2015 Fund	2,058,655
Target 2020 Fund	15,218,134
Target 2025 Fund	11,109,903
Target 2030 Fund	5,653,282
Target 2035 Fund	1,376,405
Target 2040 Fund	1,303,850
Target 2045 Fund	242,592
Target 2050 Fund	918,696
Pursuant to Section 871(k)(2) (C) of the Internal Revenue Code, the following Funds listed below designate the following amounts of their income dividends paid during the year ended February 28, 2011, as short-term capital gain:

Short-Term
Capital Gain
Target 2015 Fund	$981,837
Target 2025 Fund	10,072,777
Target 2035 Fund	3,690,618
Target 2045 Fund	2,110,069
Target 2050 Fund	10,468,322

250 Wells Fargo Advantage Dow Jones Target Date Funds	Other Information (Unaudited)
PORTFOLIO HOLDINGS INFORMATION
The complete portfolio holdings for each Fund, are publicly available on the Funds’ Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds’ Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, each Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling
1-800-SEC-0330.
BOARD OF TRUSTEES
The following table provides basic information about the Board of Trustees (the “Trustees”) of the Wells Fargo Funds Trust (the “Trust”) and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of each Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 152 funds comprising the Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years	Other Directorships
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Chairman, President and CEO of Crystal Geyser. Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust

Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust

Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction), Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 45 portfolios as of 12/31/10); Director, Diversapack Co. (packaging company); Asset Allocation Trust

David F. Larcker (Born 1951)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds 251

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years	Other Directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor and Chair of the Department of Insurance and Risk Management, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Michael S. Scofield (Born 1943)	Trustee, since 2010	Currently serves on the Investment Company Institute’s Board of Governors and Executive Committee as well the Independent Director’s Counsel Board of Governors and Executive Committee. Former Chairman of the Independent Directors Counsel. Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust

Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010.	Asset Allocation Trust
Officers

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.

C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.

Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

252 Wells Fargo Advantage Dow Jones Target Date Funds	Other Information (Unaudited)

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds’ Web site at www.wellsfargo.com/advantagefunds.

List of Abbreviations	Wells Fargo Advantage Dow Jones Target Date Funds 253
The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	—	Association of Bay Area Governments
ACB	—	Agricultural Credit Bank
ADR	—	American Depositary Receipt
ADS	—	American Depository Shares
AGC-ICC	—	Assured Guaranty Corporation — Insured Custody Certificates
AGM	—	Assured Guaranty Municipal
AMBAC	—	American Municipal Bond Assurance Corporation
AMT	—	Alternative Minimum Tax
ARM	—	Adjustable Rate Mortgages
AUD	—	Australian Dollar
BAN	—	Bond Anticipation Notes
BART	—	Bay Area Rapid Transit
BHAC	—	Berkshire Hathaway Assurance Corporation
BRL	—	Brazil Real
CAD	—	Canadian Dollar
CDA	—	Community Development Authority
CDO	—	Collateralized Debt Obligation
CDSC	—	Contingent Deferred Sales Charge
CGIC	—	Capital Guaranty Insurance Company
CGY	—	Capital Guaranty Corporation
CHF	—	Swiss Franc
CIFG	—	CDC (Caisse des Dépôts et Consignations) IXIS Financial Guarantee
COP	—	Certificate of Participation
CP	—	Commercial Paper
CR	—	Custody Receipts
CTF	—	Common Trust Fund
DEM	—	Deutsche Mark
DKK	—	Danish Krone
DRIVER	—	Derivative Inverse Tax-Exempt Receipts
DW&P	—	Department of Water & Power
DWR	—	Department of Water Resources
ECFA	—	Educational & Cultural Facilities Authority
EDFA	—	Economic Development Finance Authority
ETET	—	Eagle Tax-Exempt Trust
ETF	—	Exchange-Traded Fund
EUR	—	Euro
FFCB	—	Federal Farm Credit Bank
FGIC	—	Financial Guaranty Insurance Corporation
FHA	—	Federal Housing Authority
FHAG	—	Federal Housing Agency
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
FRF	—	French Franc
FSA	—	Farm Service Agency
GBP	—	Great British Pound
GDR	—	Global Depositary Receipt
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
HCFR	—	Healthcare Facilities Revenue
HEFA	—	Health & Educational Facilities Authority
HEFAR	—	Higher Education Facilities Authority Revenue
HFA	—	Housing Finance Authority
HFFA	—	Health Facilities Financing Authority
HKD	—	Hong Kong Dollar
HUD	—	Housing & Urban Development
HUF	—	Hungarian Forint
IDA	—	Industrial Development Authority
IDAG	—	Industrial Development Agency
IDR	—	Industrial Development Revenue
IEP	—	Irish Pound
JPY	—	Japanese Yen
KRW	—	Republic of Korea Won
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LLP	—	Limited Liability Partnership
LOC	—	Letter of Credit
LP	—	Limited Partnership
MBIA	—	Municipal Bond Insurance Association
MFHR	—	Multi-Family Housing Revenue
MFMR	—	Multi-Family Mortgage Revenue
MMD	—	Municipal Market Data
MSTR	—	Municipal Securities Trust Receipts
MTN	—	Medium Term Note
MUD	—	Municipal Utility District
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NATL-RE	—	National Public Finance Guarantee Corporation
NLG	—	Netherlands Guilder
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PCFA	—	Pollution Control Finance Authority
PCR	—	Pollution Control Revenue
PFA	—	Public Finance Authority
PFFA	—	Public Facilities Financing Authority
PFOTER	—	Puttable Floating Option Tax-Exempt Receipts
plc	—	Public Limited Company
PLN	—	Polish Zloty
PSFG	—	Public School Fund Guaranty
PUTTER	—	Puttable Tax-Exempt Receipts
R&D	—	Research & Development
RDA	—	Redevelopment Authority
RDFA	—	Redevelopment Finance Authority
REITS	—	Real Estate Investment Trusts
ROC	—	Reset Option Certificates
SEK	—	Swedish Krona
SFHR	—	Single Family Housing Revenue
SFMR	—	Single Family Mortgage Revenue
SGD	—	Singapore Dollar
SKK	—	Slovakian Koruna
SLMA	—	Student Loan Marketing Association
SPDR	—	Standard & Poor’s Depositary Receipts
STIT	—	Short-Term Investment Trust
STRIPS	—	Separately Traded Registered Interest and Principal Securities
TAN	—	Tax Anticipation Notes
TBA	—	To Be Announced
TRAN	—	Tax Revenue Anticipation Notes
TCR	—	Transferable Custody Receipts
TRY	—	Turkish Lira
TTFA	—	Transportation Trust Fund Authority
USD	—	Unified School District
XLCA	—	XL Capital Assurance
ZAR	—	South African Rand

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More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Funds’ Web site, or call:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1- 800-222-8222
Retail Investment Professionals: 1- 888-877-9275
Institutional Investment Professionals: 1- 866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Funds’ Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.
Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

Printed on Recycled paper

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

© 2011 Wells Fargo Funds Management, LLC. All rights reserved.	www.wellsfargo.com/advantagefunds	201746 04-11
AOUTLD/AR003 02-11

ITEM 2. CODE OF ETHICS
As of the end of the period, February 28, 2011, Wells Fargo Funds Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT
The Board of Trustees of Wells Fargo Funds Trust has determined that Judith Johnson is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mrs. Johnson is independent for purposes of Item 3 of Form N-CSR.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
(a)
Audit Fees — Provided below are the aggregate fees billed for the fiscal years ended February 28, 2010 and February 28, 2011 for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.
For the fiscal years ended February 28, 2010 and February 28, 2011, the Audit Fees were $1,882,200 and $2,661,792, respectively.
(b)
Audit-Related Fees — There were no audit-related fees incurred for the fiscal years ended February 28, 2010 and February 28, 2011 for assurance and related services by the principal accountant for the Registrant.
(c)
Tax Fees — Provided below are the aggregate fees billed for the fiscal years ended February 28, 2010 and February 28, 2011 for professional services rendered by the principal accountant for the Registrant for tax compliance, tax advice, and tax planning.
For the fiscal years ended February 28, 2010 and February 28, 2011, the Tax Fees were $175,720 and $148,800, respectively. The incurred Tax Fees are comprised of excise tax review services.
For the fiscal years ended February 28, 2010 and February 28, 2011, the Tax Fees were $178,740 and $281,270, respectively. The incurred Tax Fees are comprised of tax preparation and consulting services.
(d)
All Other Fees — There were no other fees incurred for the fiscal years ended February 28, 2010 and February 28, 2011.
(e)(1)
The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Funds Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.
(e)(2)
Not Applicable.
(f)
Not Applicable.
(g)
Provided below are the aggregate non-audit fees billed for the fiscal years ended February 28, 2010 and February 28, 2011, by the principal accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant.
For the fiscal year ended February 28, 2010, the Registrant incurred non-audit fees in the amount of $70,000. The non-audit fees consist of SAS70 control reviews of Wells Fargo Bank, N.A.
For the fiscal year ended February 28, 2010, the Registrant’s investment adviser incurred non-audit fees in the amount of $45,000. The non-audit fees relates to examination of securities pursuant to rule 206 (4)-2 under the Investment Advisors Act of 1940.

For the fiscal year ended February 28, 2011, the Registrant’s investment adviser incurred non-audit fees in the amount of $125,319. The non-audit fees for the year ended February 28, 2011 consist of fees related to fund reorganizations.
(h)
The Registrant’s audit committee of the board of directors has determined that non-audit services rendered to the registrant’s investment adviser, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of the Regulation S-X, does not compromise the independence of the principal accountant.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
Not applicable.
ITEMS 6. SCHEDULE OF INVESTMENTS
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Governance Committee (the “Committee”) of the Board of Trustees of the registrant (the “Trust”) has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee’s consideration.
The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.
The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.
The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.
ITEM 11. CONTROLS AND PROCEDURES
(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.
(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS
(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.
(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust
By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: April 28, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: April 28, 2011

By:	/s/ Kasey L. Phillips
Kasey L. Phillips
Treasurer

Date: April 28, 2011